As filed on March 31, 2005

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. ☐
(Check appropriate box or boxes)

T. ROWE PRICE INDEX TRUST, INC.
(Exact Name of Registrant as Specified in Charter)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No.☐
Post-Effective Amendment No. ☐
(Check appropriate box or boxes)

T. ROWE PRICE U.S. BOND INDEX FUND, INC.
(Exact Name of Registrant as Specified in Charter)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. ☐
(Check appropriate box or boxes)

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
(Exact Name of Registrant as Specified in Charter)

410-345-2000
(Area Code and Telephone Number)

100 East Pratt Street
Baltimore, MD 21202
Address of Principal Executive Offices:
(Number, Street, City, State, Zip Code)

Henry H. Hopkins, Esq.
Vice President, T. Rowe Price Index Trust, Inc.
Vice President, T. Rowe Price U.S. Bond Index, Inc.
Vice President, T. Rowe Price International Index Fund, Inc.
100 East Pratt Street, Baltimore, MD 21202
Name and Address of Agent for Service:
(Number and Street) (City) (State) (Zip Code)

Copies to:
Michele R. Teichner
TD Waterhouse Asset Management, Inc.
100 Wall Street
New York, NY 10005

Approximate Date of Proposed Public Offering: June 17, 2005

Title of the securities being registered: Shares of common stock, par value $0.01 per share of the T. Rowe Price Equity Index 500 Fund and T. Rowe Price Extended Equity Market Index Fund of T. Rowe Price Index Trust, Inc., par value $0.0001 per share of T. Rowe Price U.S. Bond Index Fund, Inc., and par value $0.0001 per share of theT. Rowe Price International Equity Index Fund of T. Rowe Price International Index Fund, Inc. Registrants have registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

It is proposed that this filing will become effective on April 30, 2005 pursuant to Rule 488.

TD WATERHOUSE TRUST

Bond Index Fund
Dow 30 Fund
500 Index Fund
Extended Market Index Fund
Asian Pacific Index Fund
European Index Fund

Dear Shareholder:

                Each of your Funds will hold a Joint Special Meeting of Shareholders on June 7, 2005 at 10:00 a.m., Eastern Time, at the offices of TD Waterhouse Trust, 100 Wall Street, 25th Floor, New York, New York 10005. If you are a shareholder of record as of the close of business on April 15, 2005, you are entitled to vote at the Meeting on a proposal affecting your Fund. At the Meeting, shareholders will be asked to vote on the following:

                1. For each Fund, the approval or disapproval of an Agreement and Plan of Reorganization that would reorganize your Fund with a mutual fund advised by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc. (“T. Rowe Price”). In connection with each reorganization, you will receive shares of a T. Rowe Price fund in exchange for shares of your Fund. These shares will have the same aggregate net asset value as the shares of your Fund immediately prior to the reorganization. This means that you may end up with a different number of shares compared to what you originally held, but the total dollar value of your shares will be the same.

                2. For the TD Waterhouse Dow 30 Fund (“Dow 30 Fund”) only, the approval or disapproval of a change in the fundamental investment objective of the Dow 30 Fund, from seeking to match the total return of the Dow Jones Industrial AverageSM (before Fund expenses) to seeking to match the performance of the Standard & Poor’s 500 Composite Stock Price Index. If approved, this change will be implemented approximately two weeks prior to the consummation of the reorganization of the Dow 30 Fund with a T. Rowe Price fund. However, this proposal is specifically contingent on Dow 30 Fund shareholders approving the reorganization of the Dow 30 Fund described in No. 1 above. Therefore, if the reorganization of the Dow 30 Fund is not approved by shareholders, then the change in investment objective of the Dow 30 Fund will not take effect even if it is approved by shareholders.

                3. Any other business properly brought before the meeting, including any adjournments or postponements of the meeting.

                The accompanying proxy statement and prospectus includes a detailed description of each proposal. Please read the enclosed materials carefully and cast your vote. Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

Very truly yours,

Marc Schuman
Secretary, TD Waterhouse Trust

TD WATERHOUSE TRUST

Bond Index Fund
Dow 30 Fund
500 Index Fund
Extended Market Index Fund
Asian Pacific Index Fund
European Index Fund

IMPORTANT NEWS FOR SHAREHOLDERS

                While we encourage you to read the full text of the enclosed Proxy Statement and Prospectus, here is a brief overview of some matters affecting your Fund that require a shareholder vote.

Q&A:  QUESTIONS AND ANSWERS

Q.           WHAT IS HAPPENING?

A.	Due in large part to a refocusing by the TD Waterhouse organization on its core business, the management and Trustees of TD Waterhouse Trust have decided to reorganize each of the six portfolios (“TDW Funds”) of TD Waterhouse Trust with an index fund advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”) or T. Rowe Price International, Inc. (“T. Rowe Price International”). You are being asked to vote on this proposal for each TDW Fund of which you are a shareholder. We refer to each fund advised by T. Rowe Price or T. Rowe Price International as a “Price Fund,” and each proposed transaction between a TDW Fund and a Price Fund as a “Reorganization.”

Q.           WHAT ARE THE REORGANIZATIONS?

A.	Pursuant to each Reorganization, your TDW Fund will be combined with a Price Fund, and you will automatically become a shareholder of the Price Fund. The Board of Trustees of TD Waterhouse Trust (the “TDW Board”) unanimously approved each Reorganization.

Shareholders of each TDW Fund are being asked to approve the Reorganization relating to that TDW Fund. The attached Proxy Statement and Prospectus describes each proposed Reorganization. Specifically, you will find information relating to the following Reorganizations:

TDW Fund:	Price Fund:

TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund
TD Waterhouse Dow 30 Fund	T. Rowe Price Equity Index 500 Fund
TD Waterhouse 500 Index Fund	T. Rowe Price Equity Index 500 Fund
TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund
TD Waterhouse Asian Pacific Index Fund	T. Rowe Price International Equity Index Fund
TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund

The Board of Trustees of TD Waterhouse Trust, including all of the Independent Trustees, unanimously recommends that you vote FOR the Reorganization.

Q.           DOES THE PRICE FUND SEEK TO TRACK THE SAME INDEX AS THE RESPECTIVE TDW FUND?

A.	It is proposed that the TD Waterhouse Bond Index Fund, TD Waterhouse 500 Index Fund and TD Waterhouse Extended Market Index Fund reorganize with a Price Fund that seeks to track the same index. It is proposed that the other three TDW Funds reorganize with a Price Fund that seeks to track a different index, as listed below.

TDW FUND	CURRENT INDEX	INDEX OF PRICE FUND

TD Waterhouse Dow 30 Fund	Dow Jones Industrial AverageSM	Standard & Poor’s 500 Composite Stock Price Index

TD Waterhouse Asian Pacific Index Fund	Morgan Stanley Capital International Pacific Index	FTSE™ Developed ex North America Index

TD Waterhouse European Index Fund	Morgan Stanley Capital International Europe Index	FTSE™ Developed ex North America Index

The TDW Board considered the proposed change in the index for these TDW Funds, and concluded that the Reorganization with the respective Price Fund was in the best interests of each TDW Fund and its shareholders. Approximately two weeks prior to consummation of the Reorganization of each of the TD Waterhouse Dow 30 Fund and TD Waterhouse Asian Pacific Index Fund, the TDW Fund’s portfolio will be realigned to correspond with the new index. No such changes will be made to the TD Waterhouse European Index Fund’s portfolio prior to the consummation of the Reorganization.

Q.	WHY ARE SHAREHOLDERS OF THE TD WATERHOUSE DOW 30 FUND BEING ASKED TO VOTE ON A CHANGE IN THE FUND’S INVESTMENT OBJECTIVE?

A.	The investment objective of the TD Waterhouse Dow 30 Fund has been designated as a fundamental policy of the Fund. Under the Investment Company Act of 1940, a fundamental policy may be changed only with approval from both the Trustees and the shareholders. As indicated above, this change is necessary so that the TD Waterhouse Dow 30 Fund can realign its portfolio in anticipation of a reorganization with a Price Fund that seeks to match the performance of the Standard & Poor’s 500 Composite Stock Price Index.

Q.           HOW WILL THE REORGANIZATION AFFECT MY ACCOUNT?

A.	If shareholders of a TDW Fund approve the Reorganization affecting the Fund, TDW Fund shares will be exchanged, on a tax-free basis, for an equal aggregate dollar value of shares of a Price Fund. This means that you may end up with a different number of shares compared to what you originally held, but the total dollar value of your shares will be the same. However, for the purpose of calculating the dollar value of your shares with respect to the Reorganization, the net asset value of a TDW Fund share will be determined in accordance with the procedures described in the Price Funds Prospectus and Statement of Additional Information and in accordance with the Price Funds valuation procedures.

Q.           WHY DOES THE TDW BOARD RECOMMEND APPROVAL OF THE REORGANIZATIONS?

A.	Your Board has based this recommendation on its consideration of a number of factors, including the following: after each Reorganization, shareholders of each TDW Fund would remain invested in an index fund that seeks to track the same or a comparable index; the fees and expenses of each Price Fund are the same or lower in the aggregate than those of the respective TDW Fund; potential benefits to shareholders, such as the services available to shareholders of Price Funds; and the fact that the interests of TDW Fund shareholders will not be diluted as a result of a Reorganization. After each Reorganization, shareholders of each TDW Fund will hold shares of the same aggregate net asset value in a Price Fund.

Q.           WHO WILL MANAGE MY FUND AFTER THE REORGANIZATION?

A.	TD Waterhouse Asset Management, Inc. (“TDWAM”) currently manages the assets of each TDW Fund. TDWAM has delegated responsibility for providing investment advice to each TDW Fund other than the TD Waterhouse Dow 30 Fund to an affiliated sub-adviser, TD Investment Management Inc. After completion of the Reorganizations, T. Rowe Price will manage the assets of each TDW Fund, except for the TD Waterhouse Asian Pacific Index Fund and TD Waterhouse European Index Fund which will be managed by T. Rowe Price International, in each case as part of the respective Price Fund.

Q.           WILL THE REORGANIZATIONS BE TAX-FREE?

A.	The Reorganizations will be accomplished, in the opinion of counsel, on a tax-free basis. This means that you should not recognize any capital gains (or losses), for federal income tax purposes, when your TDW Fund shares are exchanged for Price Fund shares. It should be noted, however, that there may be tax consequences to shareholders from the realignment of the portfolios of the TDW Funds prior to the consummation of the Reorganization.

Q.            HOW DOES THE TDW BOARD RECOMMEND THAT I VOTE?

A.	After careful consideration, based upon their evaluation of all relevant information, and after meeting with counsel to the Independent Trustees regarding the legal issues involved, the TDW Board, including the Independent Trustees, recommends that you vote FOR all of the proposals on the enclosed proxy card.

Q.            WHAT HAPPENS IF ANY OF THE PROPOSALS ARE NOT APPROVED BY SHAREHOLDERS?

A.	Each Reorganization is a separate transaction and is not dependent on any other Reorganization being approved. The Reorganization of the TD Waterhouse Dow 30 Fund is, however, dependent on Proposal 2 being approved by shareholders of that Fund. If a Reorganization is not approved by shareholders, the TDW Board will determine what, if any, additional action should be taken.

Q.            WHO GETS TO VOTE?

A.	If you owned shares of a TDW Fund at the close of business on April 15, 2005, you are entitled to vote with respect to your Fund, even if you later sold the shares. Each share of a TDW Fund is entitled to one vote, with fractional shares voting proportionally.

Q.            WHY ARE MULTIPLE PROXY CARDS ENCLOSED?

A.	If you are a shareholder of more than one of the TDW Funds, you will receive a proxy card for each TDW Fund in which you own shares.

Q.            I’M A SMALL INVESTOR. WHY SHOULD I VOTE?

A.	Your vote makes a difference. If many small shareholders just like you fail to vote their proxies, your Fund may not receive enough votes to go forward with the Joint Special Meeting of Shareholders and additional costs will be incurred through further proxy solicitations.

Q.            HOW DO I VOTE?

A.	You have several different ways to vote. They include mail, speaking with a representative on the telephone, and voting on-line over the Internet. If you need more information or have any questions on how to vote, call [ _______ ]. If you have any questions on a proposal, please call TD Waterhouse Trust’s information agent, [ _______ ], at [ _______ ].

Your vote is important. Please vote promptly to avoid the additional expense of another solicitation.

TD WATERHOUSE TRUST

Bond Index Fund
Dow 30 Fund
500 Index Fund
Extended Market Index Fund
Asian Pacific Index Fund
European Index Fund
100 Wall Street
New York, New York 10005

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 7, 2005

To our Shareholders:

                NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders (the “Meeting”) of TD Waterhouse Bond Index Fund, TD Waterhouse Dow 30 Fund, TD Waterhouse 500 Index Fund, TD Waterhouse Extended Market Index Fund, TD Waterhouse Asian Pacific Index Fund and TD Waterhouse European Index Fund (the “TDW Funds” or the “Acquired Funds”) of TD Waterhouse Trust will be held at the offices of TD Waterhouse Trust, 100 Wall Street, 25th Floor, New York, New York 10005 on June 7, 2005 at 10:00 a.m. Eastern Time, for the following purposes:

(1)(a) TD Waterhouse Bond Index Fund (“TDW Bond Index Fund”): to approve or disapprove an Agreement and Plan of Reorganization (the “Agreement and Plan”) providing for the acquisition of substantially all of the assets of the TDW Bond Index Fund by the T. Rowe Price U.S. Bond Index Fund (the “Price Bond Index Fund”), solely in exchange for an equal aggregate value of newly issued shares of the Price Bond Index Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price Bond Index Fund to shareholders of the TDW Bond Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW Bond Index Fund as a separate investment portfolio of TD Waterhouse Trust;

(b) TD Waterhouse Dow 30 Fund (“TDW Dow 30 Fund”): to approve or disapprove the Agreement and Plan providing for the acquisition of substantially all of the assets of the TDW Dow 30 Fund by the T. Rowe Price Equity Index 500 Fund (the “Price Equity Index 500 Fund”), solely in exchange for an equal aggregate value of newly issued shares of the Price Equity Index 500 Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price Equity Index 500 Fund to shareholders of the TDW Dow 30 Fund. Approval of Proposal 2 below by shareholders of the TDW Dow 30 Fund is a condition to the consummation of the Agreement and Plan for the TDW Dow 30 Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW Dow 30 Fund as a separate investment portfolio of TD Waterhouse Trust;

(c) TD Waterhouse 500 Index Fund (“TDW 500 Index Fund”): to approve or disapprove the Agreement and Plan providing for the acquisition of substantially all of the assets of the TDW 500 Index Fund by the Price Equity Index 500 Fund, solely in exchange for an equal aggregate value of newly issued shares of the Price Equity Index 500 Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price Equity Index 500 Fund to shareholders of the TDW 500 Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW 500 Index Fund as a separate investment portfolio of TD Waterhouse Trust;

(d) TD Waterhouse Extended Market Index Fund (“TDW Extended Market Index Fund”): to approve or disapprove the Agreement and Plan providing for the acquisition of substantially all of the assets of the TDW Extended Market Index Fund by the T. Rowe Price Extended Equity Market Index Fund (the “Price Extended Market Index Fund”), solely in exchange for an equal aggregate value of newly issued shares of the Price Extended Market Index Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price Extended Market Index Fund to shareholders of the TDW Extended Market Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW Extended Market Index Fund as a separate investment portfolio of TD Waterhouse Trust;

(e) TD Waterhouse Asian Pacific Index Fund (“TDW Asian Pacific Index Fund”): to approve or disapprove the Agreement and Plan providing for the acquisition of substantially all of the assets of the TDW Asian Pacific Index Fund by the T. Rowe Price International Equity Index Fund (the “Price International Index Fund”), solely in exchange for an equal aggregate value of newly issued shares of the Price International Index Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price International Index Fund to shareholders of the TDW Asian Pacific Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW Asian Pacific Index Fund as a separate investment portfolio of TD Waterhouse Trust; and

(f) TD Waterhouse European Index Fund (“TDW European Index Fund”): to approve or disapprove the Agreement and Plan providing for the acquisition of substantially all of the assets of the TDW European Index Fund by the Price International Index Fund, solely in exchange for an equal aggregate value of newly issued shares of the Price International Index Fund, as described in the accompanying proxy statement and prospectus. The Agreement and Plan also provides for distribution of the shares of the Price International Index Fund to shareholders of the TDW European Index Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the TDW European Index Fund as a separate investment portfolio of TD Waterhouse Trust.

(2) TDW Dow 30 Fund: to approve or disapprove a change of the fundamental investment objective of the TDW Dow 30 Fund from one that seeks to track closely the total return of the Dow Jones Industrial AverageSM to one that seeks to match the performance of the Standard & Poor’s 500 Composite Stock Price Index. Approval of this proposal is a condition to consummation of the reorganization described in Proposal 1(b). However, this proposal is specifically contingent on approval of Proposal 1(b) regarding the reorganization of the TDW Dow 30 Fund. Therefore, if Proposal 1(b) is not approved by TDW Dow 30 Fund shareholders, then a change in the investment objective of the TDW Dow 30 Fund will not take effect even if it is approved by TDW Dow 30 Fund shareholders.

(3) To transact such other business as properly may come before the Meeting or any adjournment or postponements thereof.

                The Board of Trustees of TD Waterhouse Trust has fixed the close of business on April 15, 2005 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, to vote via telephone or the Internet, please refer to the enclosed respective form of proxy.

                Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of TD Waterhouse Trust.

                The Board of Trustees of TD Waterhouse Trust unanimously recommends that the shareholders of each Acquired Fund approve the Agreement and Plan of Reorganization.

By Order of the Board of Trustees of TD Waterhouse Trust,

Marc Schuman
Secretary, TD Waterhouse Trust

New York, New York
Dated: [ ________ ___ ], 2005

COMBINED PROXY STATEMENT AND PROSPECTUS

T. ROWE PRICE INDEX FUNDS
T. ROWE PRICE EQUITY INDEX 500 FUND
T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
T. ROWE PRICE U.S. BOND INDEX FUND

TD WATERHOUSE TRUST

JOINT SPECIAL MEETING OF SHAREHOLDERS OF
BOND INDEX FUND
DOW 30 FUND
500 INDEX FUND
EXTENDED MARKET INDEX FUND
ASIAN PACIFIC INDEX FUND
AND
EUROPEAN INDEX FUND
OF
TD WATERHOUSE TRUST

[                                 ], 2005

                This Proxy Statement and Prospectus is furnished to you because you are a shareholder of one or more of the TD Waterhouse Funds referenced above. TD Waterhouse Trust is holding a Joint Special Meeting of Shareholders (the “Meeting”) on June 7, 2005 to consider the proposals described in this Proxy Statement and Prospectus.

                Your Board of Trustees is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund would reorganize with a comparable T. Rowe Price Fund, as set out in the chart below. If a reorganization is approved by shareholders, you will become a shareholder of the fund listed opposite your Fund’s name.

Your Fund (“TDW Funds”)	T. Rowe Price Fund (“Price Funds”)

TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund
TD Waterhouse Dow 30 Fund	T. Rowe Price Equity Index 500 Fund
TD Waterhouse 500 Index Fund	T. Rowe Price Equity Index 500 Fund
TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund
TD Waterhouse Asian Pacific Index Fund	T. Rowe Price International Equity Index Fund
TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund

                This Proxy Statement and Prospectus serves as a prospectus of each Price Fund under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Proxy Statement and Prospectus is [  ], 2005.

i

EXHIBIT I	49

ii

                TD Waterhouse Trust and each of T. Rowe Price Index Trust, Inc., T. Rowe Price International Index Fund, Inc. and T. Rowe Price U.S. Bond Index Fund, Inc. (the “Price Corporations”) are open-end series management investment companies. TD Waterhouse Trust is organized as a Delaware statutory trust. Each TDW Fund is a series of TD Waterhouse Trust. The Price Corporations are each organized as a Maryland corporation. Each Price Fund is a series of a Price Corporation.

                This Proxy Statement and Prospectus sets forth concisely the information about the Price Funds that you should know before considering a reorganization and should be retained for future reference. TD Waterhouse Trust has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

                The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:

•	The prospectus relating to the Price Funds, dated March 1, 2005 (T. Rowe Price U.S. Bond Index Fund and T. Rowe Price International Equity Index Fund, or the “Price Bond and International Index Funds”) and [May 1, 2005] (T. Rowe Price Equity Index 500 Fund and T. Rowe Price Extended Equity Market Index Fund, or the “Price U.S. Equity Index Funds”), as supplemented (the “Acquiring Funds Prospectus”). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

•	The Annual Reports to Shareholders of the Price Funds for the year ended October 31, 2004 (Price Bond and International Index Funds) and December 31, 2004 (Price U.S. Equity Index Funds). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

                Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the “Statement of Additional Information”), including pro forma financial statements giving effect to the consummation of the respective reorganization of each of the TDW Bond Index Fund, TDW Extended Market Index Fund, TDW Asian Pacific Index Fund and TDW European Index Fund, and is on file with the Securities and Exchange Commission (the “Commission”). The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing TDW Funds or Price Funds at the addresses set forth below. The Statement of Additional Information, dated [  ____________ ], is incorporated by reference into this Proxy Statement and Prospectus.

                Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:

If they relate to TDW Funds:	If they relate to Price Funds:

TD Waterhouse Investor Services, Inc	T. Rowe Price Associates, Inc.
Mutual Fund Services	100 East Pratt Street
P.O. Box 2630	Baltimore, Maryland 21202
Jersey City, New Jersey 07308-2630	1-800-225-5132
1-800-934-4448

                These documents are:

•	A statement of additional information relating to the Price Funds, dated March 1, 2005, as supplemented (the “Acquiring Funds Statement”).

•	The current prospectus relating to the TDW Funds, dated May 28, 2004, as supplemented (the “Acquired Funds Prospectus”).

•	A statement of additional information relating to the TDW Funds, dated May 28, 2004, as supplemented (the “Acquired Funds Statement”).

•	The Annual Report to Shareholders of the TDW Funds for the year ended January 31, 2005.

                The Commission maintains a web site (http://www.sec.gov) that contains the Acquiring Funds Prospectus, the Acquired Funds Prospectus, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

                The address of the principal executive offices of the Price Corporations is 100 East Pratt Street, Baltimore, Maryland 21202, the telephone number is 1-800-225-5132 and the web address is http://www.troweprice.com. The address of the principal executive offices of the TDW Funds is 100 Wall Street, New York, New York 10005, the telephone number is 1-800-934-4448 and the web address is http://www.tdwaterhouse.com.

                The shareholders solicited and entitled to vote on Proposals 1(a), 1(b), 1(c), 1(d), 1(e), 1(f) and 2 of this Proxy Statement and Prospectus are outlined in the following table:

		Proposal	Fund
1.	(a)	Approval of Agreement and Plan of Reorganization relating to the TD Waterhouse Bond Index Fund (“TDW Bond Index Fund”)	TDW Bond Index Fund

	(b)	Approval of Agreement and Plan of Reorganization relating to TD Waterhouse Dow 30 Fund (“TDW Dow 30 Fund”)	TDW Dow 30 Fund

	(c)	Approval of Agreement and Plan of Reorganization relating to TD Waterhouse 500 Index Fund (“TDW 500 Index Fund”)	TDW 500 Index Fund

	(d)	Approval of Agreement and Plan of Reorganization relating to TD Waterhouse Extended Market Index Fund (“TDW Extended Market Index Fund”)	TDW Extended Market Index Fund

	(e)	Approval of Agreement and Plan of Reorganization relating to TD Waterhouse Asian Pacific Index Fund (“TDW Asian Pacific Index Fund”)	TDW Asian Pacific Index Fund

	(f)	Approval of Agreement and Plan of Reorganization relating to TD Waterhouse European Index Fund (“TDW European Index Fund”)	TDW European Index Fund

2.		Approval of change in fundamental investment objective of TDW Dow 30 Fund	TDW Dow 30 Fund

INTRODUCTION

                This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of TD Waterhouse Trust (the “TDW Board”) for use at the Meeting to be held at the offices of TD Waterhouse Trust, 100 Wall Street, 25th Floor, New York, New York 10005 on June 7, 2005, at 10:00 a.m., Eastern Time. The mailing address for TD Waterhouse Trust is 100 Wall Street, New York, New York 10005. The approximate mailing date of this Proxy Statement and Prospectus is [ ________ ], 2005.

                Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:

                Acquired Fund:  Your Fund, which is a portfolio of TD Waterhouse Trust.

                Acquiring Fund:  The portfolio of either the T. Rowe Price Index Trust, Inc., T. Rowe Price International Index Fund, Inc. or T. Rowe Price U.S. Bond Index Fund, Inc. that is acquiring the assets of an Acquired Fund.

                Bond Index Combined Fund: The T. Rowe Price U.S. Bond Index Fund after the Reorganization.

                Bond Index Funds: The TD Waterhouse Bond Index Fund and the T. Rowe Price U.S. Bond Index Fund.

                Combined Fund:  The Acquiring Fund after completion of the Reorganization.

                Equity Index Funds: The TD Waterhouse 500 Index Fund, the TD Waterhouse Dow 30 Fund and the T. Rowe Price Equity Index 500 Fund.

                Equity Index Combined Fund: The T. Rowe Price Equity Index 500 Fund after the Reorganization.

                Extended Equity Market Index Combined Fund: The T. Rowe Price Extended Equity Market Index Fund after the Reorganization.

                Extended Index Funds: The TD Waterhouse Extended Market Index Fund and the T. Rowe Price Extended Equity Market Index Fund.

                Fund:  Either the Acquired Fund or Acquiring Fund, depending on the context.

                International Equity Index Combined Fund: The T. Rowe Price International Equity Index Fund after the Reorganization.

                International Index Funds: The TD Waterhouse Asian Pacific Index Fund, the TD Waterhouse European Index Fund and the T. Rowe Price International Equity Index Fund.

                Investment Company Act: The Investment Company Act of 1940, as amended.

                “Majority Shareholder Vote” shall mean the lesser of (i) more than 50% of the outstanding shares of the respective Acquired Fund or (ii) 67% or more of the shares of the respective Acquired Fund present at the Meeting, if more than 50% of such shares are present or represented by proxy.

                Plan:  The Agreement and Plans of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.

                Reorganization:  The transaction through which the assets of an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

                TDW Board:  The Board of Trustees of TD Waterhouse Trust.

SUMMARY

                The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Plan, attached hereto as Exhibit I.

THE REORGANIZATIONS

What Shareholders of an Acquired Fund Will Receive in a Reorganization

                If shareholders approve their Fund’s Reorganization and the Reorganization takes place:

•	The Acquiring Fund will acquire substantially all of the assets of the Acquired Fund (net of accrued liabilities);

•	Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

•	Shareholders holding shares of the Acquired Fund will receive shares of the Acquiring Fund (the “Corresponding Shares”); and

•	Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.

                No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the “Code”). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

Reasons for the Reorganizations

                On March 22, 2005, the TDW Board unanimously approved each Reorganization, subject to shareholder approval. The TDW Board, including all of the TDW Independent Trustees (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the TDW Board, including all of the TDW Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined in the Plan). Although, as a result of the Reorganization, a shareholder of an Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same. The “TDW Independent Trustees” are the Trustees who are not “interested persons” of TD Waterhouse Trust (within the meaning of the Investment Company Act).

                The Board of Trustees of TD Waterhouse Trust unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board of Trustees has based this recommendation on its consideration of a number of factors, including the following:

•	following each Reorganization, shareholders of each Acquired Fund will remain invested in an index fund that seeks to track the same or a comparable index;

•	that the fees and expenses of each Acquiring Fund are the same or lower in the aggregate than those of the respective Acquired Fund;

•	potential benefits to shareholders from each Reorganization, such as services available to shareholders of the Acquiring Funds; and

•	the fact that the interests of Acquired Fund shareholders will not be diluted as a result of a Reorganization.

For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see “Proposal No. 1: Approval of the Plans: The Reorganizations” below.

                If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) TD Waterhouse Asset Management, Inc. (“TDWAM”) will continue to serve as the investment adviser of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur prior to the end of the second calendar quarter of 2005), (ii) the Reorganizations will occur as soon as practicable after the Meeting, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set out in the Plan, and (iii) after the consummation of the Reorganizations, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will manage the assets of all of the Combined Funds (with the exception of the International Equity Index Combined Fund which will be managed by T. Rowe Price International, Inc. (“T. Rowe Price International”)). The Plan may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the TDW Board and the respective Board of Directors of the Price Corporations, as applicable (the “Price Boards”); (ii) by an Acquired Fund if any condition to such Acquired Fund’s obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund’s obligations has not been fulfilled or waived.

FEE TABLES AND EXAMPLES

Actual Fee Table for Shareholders of each of the TDW Bond Index Fund and Price Bond Index Fund † (as of October 31, 2004) and Pro Forma Fee Table for Bond Index Combined Fund (as of October 31, 2004)*

	Actual		Pro Forma

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Bond Index Combined Fund

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption price, whichever is
lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends	None	None	None
Redemption Fee (1)	1.00%	0.50%	0.50%
Account Maintenance Fee (2)	None	$ 10	$ 10
Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted from Fund
assets):
Management Fees (3)	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	0.99%	None	None

Total Annual Fund Operating Expenses Before Expense
Reimbursement	1.54%	0.30%	0.30%
Expense Reimbursement (4)	(1.19%)	—	—
Net Expenses	0.35%	0.30%	0.30%

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on the following page do not reflect any fee waivers or expense reimbursements for the Funds.

                These examples are intended to help you compare the cost of investing in the Bond Index Funds with the cost of investing in other mutual funds.

Examples:

                An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on the preceeding page for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:

	1 Year	3 Years	5 Year	10 Years

Expenses if you redeem your shares at the end of the period:
TD Waterhouse Bond Index Fund	$157	$486	$839	$1,834
T. Rowe Price U.S. Bond Index Fund	31	97	169	381
Pro Forma Bond Index Combined Fund	31	97	169	381

Actual Fee Table for Shareholders of each of the TDW Dow 30 Fund and the T. Rowe Price Equity Index 500 Fund † (as of December 31, 2004) and Pro Forma Fee Table for the Equity Index Combined Fund (as of December 31, 2004)*

	Actual		Pro Forma

	TD Waterhouse Dow 30 Fund	T. Rowe Price Equity Index 500 Fund	Equity Index Combined Fund[a]

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption price,
whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends	None	None	None
Redemption Fee (1)	2.00%	0.50%	0.50%
Account Maintenance Fee (2)	None	$10	$10
Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted
from Fund assets):
Management Fees (3)	0.20%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	0.22%	0.21%	0.21%

Total Annual Fund Operating Expenses Before Expense
Reimbursement	0.67%	0.36%	0.36%
Expense Reimbursement (4)	(0.22%)	(0.01%)	(0.01%)
Net Expenses	0.45%	0.35%	0.35%

[a] Equity Index Combined Fund also includes the TDW 500 Index Fund.

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on page 11 do not reflect any fee waivers or expense reimbursements for the Acquired Funds. Effective January 1, 2004, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through April 30, 2006, to the extent such fees or expenses would cause the T. Rowe Price Equity Index 500 Fund’s ratio of expenses to average net assets to exceed 0.35%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the T. Rowe Price Equity Index 500 Fund whenever the Fund’s expense ratio is below 0.35%; however, no reimbursement will be made after April 30, 2008, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. The T. Rowe Price Equity Index 500 Fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed. With respect to the T. Rowe Price Equity Index 500 Fund expense example on page 11, the fee waiver is reflected in the 1-Year period, as well as the first year of the 3-, 5-and 10-Year periods.

Actual Fee Table for Shareholders of each of the TDW 500 Index Fund and the T. Rowe Price Equity Index 500 Fund † (as of December 31, 2004) and Pro Forma Fee Table for the Equity Index Combined Fund
(as of December 31, 2004)*

	Actual		Pro Forma

	TD Waterhouse 500 Index Fund	T. Rowe Price Equity Index 500 Fund	Equity Index Combined Fund[a]

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption price,
whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends	None	None	None
Redemption Fee (1)	2.00%	0.50%	0.50%
Account Maintenance Fee (2)	None	$10	$10
Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted
from Fund assets):
Management Fees (3)	0.30%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	0.32%	0.21%	0.21%

Total Annual Fund Operating Expenses Before Expense
Reimbursement	0.87%	0.36%	0.36%
Expense Reimbursement (4)	(0.52%)	(0.01%)	(0.01%)
Net Expenses	0.35%	0.35%	0.35%

[b] Equity Index Combined Fund also includes the TDW Dow 30 Fund.

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on the following page do not reflect any fee waivers or expense reimbursements for the Acquired Funds. Effective January 1, 2004, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through April 30, 2006, to the extent such fees or expenses would cause the T. Rowe Price Equity Index 500 Fund’s ratio of expenses to average net assets to exceed 0.35%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the T. Rowe Price Equity Index 500 Fund whenever the Fund’s expense ratio is below 0.35%; however, no reimbursement will be made after April 30, 2008, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. The T. Rowe Price Equity Index 500 Fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed. With respect to the T. Rowe Equity Index 500 Fund expense example on the following page, the fee waiver is reflected in the 1-Year period, as well as the first year of the 3-, 5- and 10-Year periods.

                These examples are intended to help you compare the cost of investing in the Equity 500 Index Funds with the cost of investing in other mutual funds.

Examples:

                An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on pages 10 and 11 for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:

	1 Year	3 Years	5 Years	10 Years

Expenses if you redeem your shares at the end of the period:
TD Waterhouse Dow 30 Fund	$68	$214	$373	$835
TD Waterhouse 500 Index Fund	89	278	482	1,073
T. Rowe Price Equity Index 500 Fund	36	115	201	455
Pro Forma Equity 500 Index Combined Fund	36	115	201	455

Actual Fee Table for Shareholders of each of the TDW Extended Market Index Fund and the T. Rowe Price Extended Equity Market Index Fund † (as of December 31, 2004) and Pro Forma Fee Table for the Extended Equity Market Index Combined Fund (as of December 31, 2004)*

	Actual		Pro Forma

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Extended Equity Market Index Combined Fund

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption price,
whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends	None	None	None
Redemption Fee (1)	2.00%	0.50%	0.50%
Account Maintenance Fee (2)	None	$10	$10
Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted
from Fund assets):
Management Fees (3)	0.30%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	0.49%	—	—

Total Annual Fund Operating Expenses Before Expense
Reimbursement	1.04%	0.40%	0.40%
Expense Reimbursement (4)	(0.64%)	—	—
Net Expenses	0.40%	0.40%	0.40%

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on the following page do not reflect any fee waivers or expense reimbursements for the Funds.

                These examples are intended to help you compare the cost of investing in the Extended Index Funds with the cost of investing in other mutual funds.

Examples:

                An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on the preceeding page for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:

	1 Year	3 Years	5 Years	10 Years

Expenses if you redeem your shares at the end of the period:
TD Waterhouse Extended Market Index Fund	$106	$331	$574	$1,271
T. Rowe Price Extended Equity Market Index Fund	41	128	224	505
Pro Forma Extended Equity Market Index Combined Fund	41	128	224	505

Actual Fee Table for Shareholders of each of the TDW Asian Pacific Index Fund and the T. Rowe Price International Equity Index Fund † (as of October 31, 2004) and Pro Forma Fee Table for the International Equity Index Combined Fund (as of October 31, 2004)*

	Actual		Pro Forma

	TD Waterhouse Asian Pacific Index Fund	T. Rowe Price International Equity Index Fund	International Equity Index Combined Fund[c]

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption price,
whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends	None	None	None
Redemption Fee (1)	2.00%	2.00%	2.00%
Account Maintenance Fee (2)	None	$10	$10
Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted
from Fund assets):
Management Fees (3)	0.40%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	1.44%	—	—

Total Annual Fund Operating Expenses Before Expense
Reimbursement	2.09%	0.50%	0.50%
Expense Reimbursement (4)	(1.51%)	—	—
Net Expenses	0.58%	0.50%	0.50%

[c] International Equity Index Combined Fund also includes the TDW European Index Fund.

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on the page 16 do not reflect any fee waives or expense reimbursements for the Funds.

Actual Fee Table for Shareholders of each of the TDW European Index Fund and the T. Rowe Price International Equity Index Fund † (as of October 31, 2004) and Pro Forma Fee Table for the International Equity Index Combined Fund (as of October 31, 2004)*

	Actual		Pro Forma

	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	International Equity Index Combined Fund[d]

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption price,
whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends	None	None	None
Redemption Fee (1)	2.00%	2.00%	2.00%
Account Maintenance Fee (2)	None	$10	$10
Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted
from Fund assets):
Management Fees (3)	0.40%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	None	None
Other Expenses	2.10%	—	—

Total Annual Fund Operating Expenses Before Expense
Reimbursement	2.75%	0.50%	0.50%
Expense Reimbursement (4)	(2.17%)	—	—
Net Expenses	0.58%	0.50%	0.50%

[d] International Equity Index Combined Fund also includes the TDW Asian Pacific Index Fund

† As reflected in the Acquiring Funds Prospectus.

* “Other Expenses,” “Total Annual Fund Operating Expenses Before Expense Reimbursement” and “Expense Reimbursement” are estimated for each of the Combined Funds.

(1) The redemption fee for the Acquired Funds (expressed as a percentage of the amount being redeemed) will be assessed if shares are redeemed within 5 days after investing in the Fund. Redemption fees on shares of the Acquired Funds redeemed after March 22, 2005 (announcement of Reorganizations) have been waived. The redemption fee for the Acquiring Funds and, hence for the Combined Funds, will only be assessed on shares purchased and held for less than 90 days. No redemption fee will be assessed on Corresponding Shares received in a Reorganization; however, if such Corresponding Shares are held in a TD Waterhouse brokerage account, they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

(2) With respect to each Acquiring Fund, a $2.50 quarterly fee is charged for accounts with balances less than $10,000.

(3) With respect to each Acquiring Fund, other than the T. Rowe Price Equity Index 500 Fund, the Management Fee includes operating expenses.

(4) With respect to each Acquired Fund, amounts reflect the agreement by TDWAM and its affiliates voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. If shareholders do not approve the Reorganizations, there is no assurance TDWAM and its affiliates would continue to provide such fee reductions and expense reimbursements. The expense examples on the following page do not reflect any fee waivers or expense reimbursements for the Funds.

                These examples are intended to help you compare the cost of investing in the International Index Funds with the cost of investing in other mutual funds.

Examples:

                An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on pages 14 and 15 for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:

	1 Year	3 Years	5 Years	10 Years

Expenses if you redeem your shares at the end of the period:
TD Waterhouse Asian Pacific Index Fund	$ 212	$ 655	$ 1,124	$ 2,421
TD Waterhouse European Index Fund	278	853	1,454	3,080
T. Rowe Price International Equity Index Fund	51	160	280	628
Pro Forma International Equity Index Combined Fund	51	160	280	628

                The foregoing Fee Tables are intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming the Reorganizations were completed on October 31, 2004 in connection with the Reorganizations involving the TDW Bond Index Fund, the TDW Asian Pacific Index Fund and the TDW European Index Fund, and December 31, 2004 in connection with the Reorganizations involving the TDW Dow 30 Fund, the TDW 500 Index Fund and the TDW Extended Market Index Fund.

                The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples.  See “Proposal No. 1: Approval of the Plans.”

THE FUNDS

Business of the Acquired Funds

                Each Acquired Fund is organized as a separate investment portfolio or series of TD Waterhouse Trust, a Delaware statutory trust, which was established on August 6, 1999 pursuant to its Agreement and Declaration of Trust.

Business of the Acquiring Funds

                The T. Rowe Price Equity Index 500 Fund (“Price Equity Index 500 Fund”) and the T. Rowe Price Extended Equity Market Index Fund (“Price Extended Equity Market Index Fund”) are each a separate series of T. Rowe Price Index Trust, Inc., a Maryland corporation, which was incorporated on December 20, 1989. The T. Rowe Price International Equity Index Fund (“Price International Equity Index Fund”) is an investment series of T. Rowe Price International Index Fund, Inc., a Maryland corporation, which was incorporated on August 10, 2000. The T. Rowe Price U.S. Bond Index Fund (“Price U.S. Bond Index Fund”) is an investment portfolio of T. Rowe Price U.S. Bond Index Fund, Inc., a Maryland corporation, which was incorporated on July 14, 2000.

Comparison of the Funds

                A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval.

                The main differences between the Funds, each of which is discussed in more detail below, are as follows:

                With respect to the Equity Index Funds,

•	the TDW Dow 30 Fund seeks to track the Dow Jones Industrial AverageSM (“DJIASM”), which consists of the 30 most widely held and actively traded stocks in the U.S. stock market, while the Price Equity Index 500 Fund seeks to track the Standard & Poor’s 500 Stock Index (“S&P 500® Index”), which consists primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market’s total capitalization. As a condition to the Reorganization of the TDW Dow 30 Fund with the Price Equity Index 500 Fund, shareholders of the TDW Dow 30 Fund are being asked to approve a change in the fundamental investment objective of the TDW Dow 30 Fund. See “Proposal No. 2: Approval of a Change in the Fundamental Investment Objective of the TDW Dow 30 Fund” below. Subject to shareholder approval of Proposal 2, if the Reorganization is approved by shareholders, approximately two weeks prior to the consummation of the Reorganization of the TDW Dow 30 Fund, the portfolio of the TDW Dow 30 Fund will be realigned to correspond more closely with that of the Price Equity Index 500 Fund. Shareholders of the TDW Dow 30 Fund will bear the transaction, tax and any other costs of such realignment (except to the extent assumed voluntarily by TDWAM or its affiliate).

With respect to the International Index Funds,

•	the TDW Asian Pacific Index Fund seeks to track the Morgan Stanley Capital International Pacific Index (“MSCI® Pacific Index), which contains approximately 465 common stocks of Pacific Basin companies.

•	the TDW European Index Fund seeks to track the Morgan Stanley Capital International Europe Index (“MSCI® Europe Index”) which consists of more than 530 companies located in 16 European countries.

•	The Price International Equity Index Fund uses the FTSE™ International Limited Developed ex North America Index (“FTSE™ Developed ex North America Index”) which is not limited to Pacific Basin or European companies, but rather is based on the market capitalization of over 1,000 predominantly large companies listed in 21 countries, including Japan, the U.K., and developed countries in Continental Europe and the Pacific Rim. If the Reorganization is approved by its shareholders, approximately two weeks prior to the consummation of the Reorganization of the TDW Asian Pacific Index Fund, the portfolio of the TDW Asian Pacific Index Fund will be realigned to correspond more closely with that of the Price International Equity Index Fund. Shareholders of TDW Asian Pacific Index Fund will bear the transaction, tax and any other costs of such realignment. A similar realignment of the portfolio of the TDW European Index Fund will not be required because of its relatively small asset size.

                The principal investment objectives and strategies of the TDW Bond Index Fund, the TDW 500 Index Fund and the TDW Extended Market Index Fund are substantially similar to the principal investment objectives and strategies of the Price Bond Index Fund, the Price Equity Index 500 Fund and the Price Extended Equity Market Index Fund, respectively.

Bond Index Funds

        Investment Objectives

                The TDW Bond Index Fund seeks to track closely the total return of a broad, market-weighted bond index, before the deduction of Fund expenses. The Price Bond Index Fund seeks to match the total return performance of the U.S. investment-grade bond market. Both Funds’ investment objectives are substantially the same.

        Investment Policies

                Strategies.  Both Bond Index Funds pursue their investment objective by investing in a mix of investment-grade bonds consistent with those included in the Lehman Brothers U.S. Aggregate Index (the “Lehman Index”). However, because of the TDW Bond Index Fund’s low asset level (i.e., less than $25 million), it is overweighted in U.S. government securities that are consistent with the investment and risk characteristics of such securities in the Lehman Index. Due to this fact, it cannot track the Lehman Index to the same degree of accuracy as if it were invested more broadly in bonds consistent with the Lehman Index.

Equity Index Funds

        Investment Objectives

                The TDW 500 Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of large-cap stocks, before the deduction of Fund expenses. The Price Equity Index 500 Fund seeks to match the performance of the S&P 500® Index. Both Funds’ investment objectives are substantially the same, since the TDW 500 Index Fund has identified the S&P 500® Index as its benchmark index.

                The TDW Dow 30 Fund seeks to track closely the total return of the DJIASM, before Fund expenses. This differs from the investment objective of the Price Equity Index 500 Fund.

        Investment Policies

                Strategies.  Both the TDW 500 Index Fund and the Price Equity Index 500 Fund pursue their investment objectives through investing primarily in the stocks included in the S&P 500® Index, in attempting to match the performance of that index.

                The TDW Dow 30 Fund invests primarily in the equity securities of the 30 companies comprising the DJIASM in the same proportions that they are represented in the DJIASM.

Extended Index Funds

        Investment Objectives

                The TDW Extended Market Index Fund seeks to track closely the total return of a benchmark index that measures the investment return of mid- and small-cap stocks, before the deduction of Fund expenses. The Price Extended Equity Market Index Fund seeks to match the performance of the U.S. stocks not included in the S&P 500® Index, which are primarily small- and mid-cap stocks. The Funds’ investment objectives are substantially the same.

        Investment Policies

                Strategies.  Both Extended Index Funds pursue their investment objectives by investing primarily in stocks included in the Dow Jones Wilshire 4500 Completion Index (“DJW 4500”), in attempting to match the performance of that index.

International Index Funds

        Investment Objectives

                The investment objective of the TDW Asian Pacific Index Fund is to seek to track closely the total return of a benchmark index that measures the investment return of stocks of Pacific Basin companies, before the deduction of Fund expenses. The investment objective of the TDW European Index Fund is to seek to track closely the total return of a benchmark index that measures the investment return of stocks of European companies, before the deduction of Fund expenses. The investment objective of the Price International Equity Index Fund is to seek to provide long-term growth of capital. The Price Fund uses the FTSE™ Developed ex North America Index, an equity market based on the market capitalization of over 1,000 predominantly large companies listed in 21 countries, including Japan, the U.K., and developed countries in Continental Europe and the Pacific Rim. While the investment objective of each International Index Fund differs, each seeks to track an international equity index.

        Investment Policies

                Strategies.  The TDW Asian Pacific Index Fund, the TDW European Index Fund and the Price International Equity Index Fund pursue their respective investment objectives by investing primarily in stocks that comprise the MSCI® Pacific Index, the MSCI® Europe Index and the FTSE™ Developed ex North America Index, respectively, in attempting to match the performance of those indices. While the TDW Asian Pacific Index Fund invests primarily in Pacific Basin companies and the TDW European Index Fund invests primarily in European companies, companies included in the benchmark index for each of the TDW Asian Pacific Index Fund and the TDW European Index Fund are included in the benchmark index for the Price International Equity Index Fund.

All Funds

        Principal Risk Factors

                For a discussion of the principal risks of investing in each Fund, see “Principal Risk Factors and Special Considerations.”

        Trustees/Directors and Officers

                Each of the TDW Funds and the Price Funds is governed by a Board of Trustees/Directors that meets regularly to review its respective Funds’ investments, performance, expenses, and other business affairs. Each Board of Trustees/Directors elects its respective Funds’ officers.

        Management Arrangements

                Comparison of Management Arrangements and Fees. TDWAM serves as the investment adviser for the Acquired Funds. TD Investment Management Inc. (“TDIM”), an affiliate of TDWAM, serves as investment sub-adviser to each of the Acquired Funds except the TDW Dow 30 Fund. T. Rowe Price serves as the investment adviser for the Acquiring Funds, except the Price International Equity Index Fund for which T. Rowe Price International serves as the investment adviser. Each of TDWAM, T. Rowe Price and T. Rowe Price International is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, as applicable; provided, that TDWAM has delegated investment discretion to TDIM with respect to each of the Acquired Funds except the TDW Dow 30 Fund. See “Proposal No. 1: Approval of the Plans” for more detailed information regarding the advisory arrangements of the Funds.

                The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund and Acquiring Fund to TDWAM and T. Rowe Price or T. Rowe Price International, as applicable, for their management services:

Fund:	Advisory Fee Rate:

TDW Bond Index Fund	0.30%
Price U.S. Bond Index Fund	0.30%*

TDW Dow 30 Fund	0.20%
TDW 500 Index Fund	0.30%
Price Equity Index 500 Fund	0.15%

TDW Extended Market Index Fund	0.30%
Price Extended Equity Market Index Fund	0.40%*

TDW Asian Pacific Index Fund	0.40%
TDW European Index Fund	0.40%
Price International Equity Index Fund	0.50%*

*The advisory fee includes operating expenses.

                The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds.

Combined Fund:	Pro Forma Effective Advisory Fee Rate:
Bond Index Combined Fund	0.30%*
Equity Index 500 Combined Fund	0.15%
Extended Equity Market Index Combined Fund	0.40%*
International Equity Index Combined Fund	0.50%*

*The advisory fee includes operating expenses.

                Investment Management Agreements. The investment management agreements between the Price Corporations, on behalf of the Acquiring Funds, as applicable, and T. Rowe Price or T. Rowe Price International, as applicable (the “T. Rowe Price Investment Management Agreements”) are similar to the Investment Management Agreements applicable to the Acquired Funds (the “TDW Investment Management Agreements”), except for certain matters including the advisory fees and the identity of the adviser. See “Proposal No. 1: Approval of the Plans” for further discussion regarding these agreements. If shareholders approve the Reorganizations, the portfolios of the Acquired Funds will be managed by T. Rowe Price or T. Rowe Price International, as applicable, as part of the Combined Funds following completion of the Reorganizations.

                Sub-advisory Arrangements. TDIM serves as the investment sub-adviser to each of the TDW Funds, except for the TDW Dow 30 Fund. The sub-advisory fees are paid out of TDWAM’s advisory fee at no additional cost to the Acquired Funds or their shareholders. See “Proposal No. 1: Approval of the Plans” for additional information regarding the Acquired Funds’ sub-advisory arrangements. The Price Funds do not have a sub-adviser.

        Administrative Arrangements

                                T. Rowe Price or T. Rowe Price International provides administrative services to the Price Funds pursuant to the T. Rowe Price Investment Management Agreements. TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), an affiliate of TDWAM, provides certain administrative services to the TDW Funds. Each TDW Fund other than the TDW Dow 30 Fund pays a fee to TD Waterhouse for these services. TDWAM pays TD Waterhouse for administrative services provided to the TDW Dow 30 Fund. See “Proposal No. 1: Approval of the Plans” for additional information regarding the Funds’ administrative arrangements.

        Distribution and Shareholder Servicing Arrangements

                Distributor.  FDI (or the “TDW Funds’ Distributor”) acts as the distributor of the shares of the Acquired Funds. FDI is not affiliated with TDWAM. T. Rowe Price Investment Services, Inc. (“Price Investment Services” or the “Price Distributor”), an affiliate of T. Rowe Price, acts as the distributor of the shares of the Acquiring Funds. See “Proposal No. 1: Approval of the Plans” for additional information regarding the Funds’ distribution arrangements.

                Sales Charges.   Both the Acquired Funds and the Acquiring Funds are “no-load” funds. This means that investors can purchase and redeem shares of the Funds without being subject to any sales charges. In addition, neither the Acquired Funds nor the Acquiring Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act.

                Shareholder Servicing Plans. Each TDW Fund has adopted a Shareholder Servicing Plan which permits each TDW Fund to pay banks, broker-dealers or other financial institutions (including TD Waterhouse and its affiliates) for shareholder support services they provide to their clients who are shareholders of the Fund, at a rate of 0.25% of the average daily net assets of the Fund. These services may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records. At present, TD Waterhouse is the only financial institution that may be paid for its services under the Shareholder Servicing Plan. The Acquiring Funds do not have a similar plan. See “Proposal No. 1: Approval of the Plans” for additional information regarding these services.

        Other Service Agreements with Affiliates

                National Investor Services Corp. acts as transfer and dividend disbursing agent to the Acquired Funds. T. Rowe Price Services, Inc., (“Price Services”), a wholly owned subsidiary of T. Rowe Price, acts as transfer and dividend disbursing agent to the Acquiring Funds, and will continue to act as such for the Combined Funds. See “Proposal No. 1: Approval of the Plans” for additional information regarding these service agreements.

        Other

                Shares.  As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

                Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund’s dividends and capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of trustees or directors, as the case may be, changes in fundamental policies, or approval of changes in investment advisory agreements.

                Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See “Proposal No. 1: Approval of the Plans” below, “How To Buy Shares” in the Acquired Funds Prospectus and “Purchasing Additional Shares” in the Acquiring Funds Prospectus.

                Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See “Proposal No. 1: Approval of the Plans” below, “How To Sell Shares” in the Acquired Funds Prospectus and “Exchanging And Redeeming Shares” in the Acquiring Funds Prospectus.

                Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See “Proposal No. 1: Approval of the Plans” below, “How To Buy Shares” in the Acquired Funds’ Prospectus and “Exchanging And Redeeming Shares” in the Acquiring Funds’ Prospectus.

                Dividends.  The Funds currently have the same or similar policies with respect to dividends. See “Proposal No. 1: Approval of the Plans” below, “Dividends and Distributions” in the Acquired Funds Prospectus and “Useful Information On Distributions and Taxes” in the Acquiring Funds Prospectus.

                Net Asset Value.  The price at which each Fund’s shares are purchased or redeemed is the Fund’s next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see “Proposal No. 1: Approval of the Plans” below, “Pricing Your Shares” in the Acquired Funds Prospectus and “Pricing Shares and Receiving Sale Proceeds” in the Acquiring Funds Prospectus.

                Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See “Taxes” in the Acquired Funds Prospectus and “Useful Information On Distributions and Taxes” in the Acquiring Funds Prospectus.

                Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that in the opinion of counsel no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see “Proposal No. 1: Approval of the Plans.”

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

                Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the Acquired Funds Prospectus, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder’s investment in the Fund will not decrease. Additionally, the principal risks of the Funds are substantially similar.

All Funds

                Because the Funds are managed to seek to match the performance of benchmark indices, they generally will not keep a substantial portion of their assets in cash or use other techniques, such as currency or interest rate hedging or temporary defensive investments, designed to reduce the risk of loss. Thus, the Funds’ portfolios may decrease in value more than an actively managed fund in the event of a general market decline. A Fund’s investments, which may not fully replicate the benchmark index, may perform differently from the securities in the index. In addition, unlike an index, each Fund bears certain fees and expenses.

Market Risk

                Market risk is the risk that the market value of a Fund’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole. The market value of equity securities is based largely upon the market’s perception of the issuing company’s value. Normally, the value of fixed income securities varies inversely with changes in prevailing interest rates.

        Derivatives Risk

                To the extent that a Fund invests in derivatives, such as futures and options, it is exposed to additional volatility and potential losses.

        Non-Diversified Risk

                Each of the TDW Funds’ “non-diversified” status allows it to invest a greater percentage of its assets in the securities of a single company than a diversified fund. To the extent a TDW Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

Bond Index Funds

Interest Rate Risk

                Both Bond Index Funds are subject to interest rate risk. Interest rate risk is the risk that bond prices overall will decline over short- or even long-term periods due to rising interest rates. Interest rate risk is generally higher for long-term bonds, and lower for short-term bonds. Investors should be concerned primarily with this risk because the Lehman Index has typically had an intermediate to long weighted average maturity.

Credit Risk

                Both Bond Index Funds are subject to credit risk, which is the risk that a bond issuer will have its credit ratings downgraded or will fail to pay interest and principal in a timely manner, reducing the Fund’s return.

        Prepayment Risk

                Both Bond Index Funds are subject to prepayment risk, which is the risk that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date. Forced to invest the unanticipated proceeds at lower rates, a Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.

Equity Index Funds

                While there is no guarantee, the Equity Index Funds could be less volatile than other stock funds because of their focus on U.S., larger-cap stocks. However, large-cap stocks may, at times, lag the performance of shares of smaller, faster-growing companies.

Extended Index Funds

                 The Extended Index Funds will be subject to the greater risks associated with small- and mid-cap stocks. Investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. Small companies also tend to have limited product lines, markets or financial resources. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

International Index Funds

                 The International Index Funds, because they invest overseas, generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting the International Index Funds include the following:

        Currency Risk

                The International Index Funds are subject to currency risk which refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

        Other Risks of Foreign Investing

                 Foreign companies may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies. In addition, some foreign stock exchanges, brokers and companies have less government supervision and regulation than their U.S. counterparts.

                Investments in foreign securities involve country risk, which is the risk that the economy of a country will be damaged by political instability, financial problems or natural disasters. To the extent any investments are in developing companies, these risks would be heightened.

                Because of its emphasis on the Pacific Basin or European countries, respectively, the TDW Asian Pacific Index Fund or the TDW European Index Fund may involve a higher degree of foreign risk than a more geographically diversified international fund such as the Price International Equity Index Fund.

PROPOSAL NO. 1:  APPROVAL OF THE PLANS

THE REORGANIZATIONS

General

                Under the Plan, the applicable Acquiring Fund will acquire substantially all of the assets of the respective Acquired Fund (net of accrued liabilities) solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund’s existence as a separate investment portfolio of TD Waterhouse Trust will be terminated as soon as practicable following consummation of the respective Reorganization.

                Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plan) and all other assets of such Acquired Fund as of such time, net of any accrued but unpaid liabilities of the Acquired Fund.

                In the course of each Reorganization, each holder of shares of an Acquired Fund will receive Corresponding Shares of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

                Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders’ proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund’s shareholders will have the same aggregate net asset value as each such shareholder’s interest in such Acquired Fund as of the Valuation Time. See “—Terms of the Plans” below for information concerning the calculation of net asset value.

                Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of a Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of a Reorganization, a shareholder of an Acquired Fund may hold a smaller percentage of ownership in the respective Combined Fund than he or she did in the Acquired Fund prior to the Reorganization. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

                If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place prior to the end of the second calendar quarter of 2005. A Reorganization is not dependent on the consummation of any other Reorganization; however, the Reorganization involving the TDW Dow 30 Fund is dependent on the approval of Proposal 2 by shareholders of the TDW Dow 30 Fund. If an Acquired Fund’s shareholders do not approve their respective Reorganization, the TDW Board will consider other possible courses of action which may be in the best interests of shareholders, including liquidating the particular Fund(s).

Terms of the Plans

                The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit I.

        Valuation of Assets and Liabilities

                The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under “Pricing Shares and Receiving Sale Proceeds” and “ Net Asset Value per Share” in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively, and in accordance with the Acquiring Funds valuation procedures. Purchase orders for an Acquired Fund’s shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund’s shares which have not settled as of the Valuation Time will be treated as accrued, but unpaid, liabilities of such Acquired Fund for purposes of the respective Reorganization and accordingly, will not be transferred to the Acquiring Fund.

        Issuance and Distribution of Corresponding Shares

                On the Closing Date (as defined in the Plan), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders’ proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund’s shareholder will have the same aggregate net asset value as such shareholder’s interest in such Acquired Fund as of the Valuation Time.

        Expenses

                All costs of the Reorganizations incurred by TD Waterhouse Trust or the Acquired Funds will be borne by TDWAM or an affiliate thereof (“TDW”), regardless of whether the Reorganizations are consummated. All costs of the Reorganizations incurred by the Price Corporations and the Acquiring Funds will be borne by them unless assumed by T. Rowe Price or T. Rowe Price International, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Acquired Funds or their shareholders.

        Required Approvals

                The Agreement and Declaration of Trust of TD Waterhouse Trust (as amended to date) requires approval of each Reorganization by Majority Shareholder Vote.

        Amendments and Conditions

                The Plan may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the Plan, as it relates to each particular Fund, are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund’s shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

        Termination, Postponement and Waivers

                Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund’s shareholders, prior to the Closing Date, or the Closing Date may be postponed: (i) by mutual agreement of the TDW Board and the Price Boards; (ii) by an Acquired Fund if any condition to such Acquired Fund’s obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund’s obligations has not been fulfilled or waived.

TDW Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

                In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the TDW Independent Trustees regarding the legal issues involved, the TDW Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in an index fund that seeks to track the same or a comparable index. In addition, the TDW Board considered the following, among other things:

•	The terms and conditions of the Reorganizations.

•	The historical performance records of the Acquired Funds and Acquiring Funds in relation to each other and their benchmark indices.

•	The similarities and differences between the investment objectives and strategies of each Acquired and respective Acquiring Fund. In particular, the TDW Board took into account the comparability of the Bond Index Funds, the Extended Index Funds, and the TDW 500 Index Fund and Price Equity Index 500 Fund, respectively. The TDW Board considered the differences between the TDW Dow 30 Fund and the Price Equity Index 500 Fund, and determined that, on balance, it would be in the best interests of TDW Dow 30 Fund shareholders to reorganize with another large capitalization equity index fund, albeit one with a broader benchmark index. With respect to the Reorganizations involving the International Index Funds, the TDW Board determined that it would be in the best interests of shareholders of the TDW Asian Pacific Index Fund and TDW European Index Fund to obtain exposure to a more geographically diversified international equity index. The TDW Board also considered the potential tax consequences and other costs to shareholders of the realignment of the portfolios of the TDW Dow 30 Fund and the TDW Asian Pacific Index Fund prior to the consummation of the respective Reorganization. It is anticipated that the securities held by these Funds may be sold, and new securities may be purchased, in significant amounts, in order to comply with the objectives and investment policies of the respective Acquiring Funds in connection with the applicable Reorganization; however, these Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. The disposition of assets by these Funds or any Acquired Fund may result in the realization of taxable gains or losses by the respective Acquired Fund shareholders. The TDW Board concluded that the impact of such transactions would not be significant in relation to the potential benefits to shareholders from the respective Reorganization.

•	The gross and net expense ratios of the Acquired Funds and the Acquiring Funds before the Reorganizations and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations. In particular, the TDW Board considered that the management fee for each of the Acquiring Funds other than the Price Equity Index 500 Fund includes operating expenses, with the result that each such Acquiring Fund is subject to aggregate contractual fees and expenses at a rate lower than the respective Acquired Fund. The TDW Board considered that the net expense ratios for each Acquiring Fund are lower than for the respective Acquired Fund, except in the case of the TDW 500 Index Fund and TDW Extended Market Index Fund where the net expense ratios are the same as those of the Acquiring Fund. The TDW Board also considered the voluntary nature of the agreement by TDWAM and its affiliates to waive fees and reimburse expenses, and noted that there was no assurance that these subsidizations would continue in the future.

•	The relative annual rates of advisory fees payable by the Acquired Funds and the Acquiring Funds. The TDW Board considered that the contractual advisory fee rates of the Acquired and Acquiring Funds were different, but that in cases where the Acquiring Funds’ advisory fee rate is higher, it includes the Funds’ operating expenses as well.

•	The investment experience, expertise and resources of T. Rowe Price, T. Rowe Price International and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services. In particular, the TDW Board took into account T. Rowe Price’s reputation as a high quality service provider and the large array of other funds with which shareholders of the Combined Funds would have exchange privileges.

•	The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

•	The fact that TDWAM or an affiliate thereof will bear all expenses of the Acquired Funds relating to the Reorganizations. The Board also took into account the fact that T. Rowe Price had agreed to pay TDWAM or its affiliates an amount equal to 5 basis points of the value of the aggregate net assets of the Acquired Funds on the Closing Date if the Reorganizations are consummated, and that TDWAM had indicated that this amount was unlikely to cover its expenses of the transactions.

•	Alternatives available to the Acquired Funds, including their potential liquidation. The TDW Board took into account that TDW had indicated that it desired to refocus on its core business, which does not include proprietary index funds. The TDW Board considered that the relatively small size of the Acquired Funds individually and in the aggregate made them undesirable as acquisition candidates by other mutual fund organizations. As a result, the TDW Board considered that the only viable alternative to the Reorganizations was liquidation of the Acquired Funds. The TDW Board determined that the Reorganizations presented a more desirable option for Acquired Fund shareholders than liquidation. This determination was based on, among other factors, the tax-free nature of each Reorganization and the ability of Acquired Fund shareholders to redeem shares at any time before or after the Reorganization without the imposition of any sales charge or redemption fee (although redemptions after the Closing Date would be subject to routine transaction charges).

                In approving the Reorganizations, the TDW Board, including all of the TDW Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the TDW Board, including all of the TDW Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the TDW Board approved the Plans and directed that the Plans be submitted to the shareholders of each respective Acquired Fund for approval of its respective Reorganization.

                The Board of Trustees of TD Waterhouse Trust unanimously recommends that the shareholders of each Acquired Fund approve the Plan that relates to their Fund. Approval of a Plan by one Acquired Fund is not contingent upon the approval of a Plan by any other Acquired Fund.

                The Price Boards have also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

        General

                Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

                As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling LLP (“Shearman & Sterling”), counsel to the Acquired Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) an Acquired Fund and an Acquiring Fund each will be a “party to a reorganization” under Section 368(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by such Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares of such Acquired Fund will include the period during which such shareholder held shares of such Acquired Fund (provided such Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling’s opinion will be based upon certain representations made by the parties to the Reorganizations.

                An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service (“IRS”) and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

                To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund’s shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund’s shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains.

                To the extent that an Acquired Fund has loss carryforwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carryforwards after the Reorganizations.

                Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.

        Status as a Regulated Investment Company

                All Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Funds intend to continue to qualify as regulated investment companies. An Acquired Fund’s existence as a separate investment portfolio of TD Waterhouse Trust will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

                The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund as of February 28, 2005, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date.

	TDW Bond Index Fund	Price Bond Index Fund	Pro Forma Bond Index Combined Fund

Total Net
Assets	$18,714,144	$144,984,853	$163,698,997
Shares Outstanding	1,772,675	13,592.939	15,346,842
Net Asset Value Per Share	$10.56	$10.67	$10.67
	TDW Dow 30 Fund	Price Equity Index 500 fund	Pro Forma Equity Index Combined Fund +

Total Net
Assets	$173,819,335	$4,917,841,205	$5,237,155,883
Shares Outstanding	16,052,353	151,682,843	161,532,155
Net Asset Value Per Share	$10.83	$32.42	$32.42
	TDW 500 Index Fund	Price Equity Index 500 Fund	Pro Forma Equity Index Combined Fund+

Total Net
Assets	$145,495,343	$4,917,841,205	$5,237,155,883
Shares Outstanding	18,212,365	151,682,843	161,532,155
Net Asset Value Per Share	$7.99	$32.42	$32.42
	TDW Extended Market Index Fund	Price Extended Equity Market Index Fund	Pro Forma Extended Equity Market Index Combined Fund

Total Net
Assets	$55,890,180	$168,150,799	$224,040,979
Shares Outstanding	6,673,826	12,885,299	17,168,071
Net Asset Value Per Share	$8.37	$13.05	$13.05
	TDW Asian Pacific Index Fund	Price International Equity Index Fund	Pro Forma International Equity Index Combined Fund++

Total Net
Assets	$14,263,305	$77,729,735	$107,837,011
Shares Outstanding	1,770,575	7,153,098	9,922,857
Net Asset Value Per Share	$8.06	$10.87	$10.87
	TDW European Index Fund	Price International Equity Index Fund	Pro Forma International Equity Index Combined Fund++

Total Net
Assets	$15,843,971	$77,729,735	$107,837,011
Shares Outstanding	1,649,192	7,153,098	9,922,857
Net Asset Value Per Share	$9.61	$10.87	$10.87

+ Includes TDW Dow 30 Fund, TDW 500 Index Fund and Price Equity Index 500 Fund.

++ Includes TDW Asian Pacific Index Fund, TDW European Index Fund and Price International Equity Index Fund.

                The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

COMPARISON OF THE FUNDS

Investment Policies

                 The principal investment objectives and investment strategies of each Fund were set forth above under “Summary.” The Funds’ investment strategies are further described below.

        Bond Index Funds

                 In seeking to track the Lehman Index, both Bond Index Funds use a strategy known as “sampling.” This strategy involves dividing the Lehman Index into components and sub-components and then selecting representative bonds whose characteristics closely match those of the components or sub-components of the index. Some examples of these sub-components are interest rate sensitivity, credit quality and sector weightings. Sampling offers an effective approach to index management.

                As stated above, the TDW Bond Index Fund anticipates being overweighted in U.S. government securities until it reaches an asset level of approximately $25 million. Due to this fact, the Fund is not expected to track the index with the same degree of accuracy as if it were invested more broadly in bonds consistent with the index.

        Equity Index Funds

                 In seeking to track their respective indices, each of the Equity Index Funds uses a strategy known as “replication” or “full replication.” Under this strategy, a Fund attempts to maintain holdings of each stock in proportion to its weight in the index.

                While the TDW Dow 30 Fund and the Price Equity Index 500 Fund both use a replication strategy, they have different investment objectives and strategies in that they seek to track different indices.

        Extended Index Funds

                 In seeking to track the Wilshire 4500, both Extended Index Funds use a sampling strategy. See “---Bond Index Funds” above for an explanation of sampling.

        International Index Funds

                 The TDW Asian Pacific Index Fund and the TDW European Index Fund both use a sampling strategy to track their respective indices. The Price International Equity Index Fund uses a full replication strategy, to track the FTSE™ Developed ex North America Index.

                In addition, as stated above, the International Index Funds differ in their investment strategies in that they seek to track different indices.

Directors and Officers

                The Price Funds are governed by the Price Boards. The Board of Directors of T. Rowe Price Index Trust, Inc. currently consists of eight individuals, six of whom are independent of T. Rowe Price and T. Rowe Price International (“Price Independent Directors”). The Board of Directors of T. Rowe Price International Index Fund, Inc. currently consists of seven individuals, six of whom are Price Independent Directors. The Board of Directors of T. Rowe Price U.S. Bond Index Fund, Inc. currently consists of eight individuals, six of whom are Price Independent Directors.

                The Price Boards are responsible for the overall supervision of the Price Funds and perform various duties imposed on directors of investment companies by the Investment Company Act. Directors and officers of the Price Funds are also directors/trustees and officers of some or all of the other investment companies managed, administered or advised by T. Rowe Price or T. Rowe Price International, and distributed by Price Investment Services and other affiliates. The Price Boards elect the Acquiring Funds’ officers. For additional information regarding the Price Boards see “Management of the Funds” in the Acquiring Funds Statement.

Management and Administrative Arrangements

        Overview

                TDWAM, a Delaware corporation, is located at 100 Wall Street, New York, New York 10005. T. Rowe Price and T. Rowe Price International, each Maryland corporations, are located at 100 East Pratt Street, Baltimore, Maryland 21202. TDWAM currently serves as the investment adviser for the Acquired Funds and T. Rowe Price or T. Rowe Price International currently serve as the investment adviser for the Acquiring Funds. Each of TDWAM, T. Rowe Price and T. Rowe Price International is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, as applicable; however, TDWAM has delegated investment discretion over each TDW Fund other than the TDW Dow 30 Fund to TDIM as sub-adviser. TDIM’s address is 161 Bay Street, Canada Trust Tower, 35th Floor, Toronto, Ontario, Canada M5J 2T2. After the Reorganization, T. Rowe Price will serve as the investment adviser to all of the Combined Funds, except for the International Equity Index Combined Fund, for which T. Rowe Price International will continue to serve as the investment adviser.

         T. Rowe Price and T. Rowe Price International

                T. Rowe Price, T. Rowe Price International and their respective affiliates have over $235 billion in assets under management as of December 31, 2004.

                Each of the Price Funds has an Investment Advisory Committee. The chairman of each Committee has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program.

                Edmund M. Notzon, III, is the Investment Advisory Committee chairman for the Price Bond Index Fund. Mr. Notzon has been chairman since the Fund’s inception. He has been managing investments since joining T. Rowe Price in 1989. The other members of the Committee are Connice Bavely, Patrick S. Cassidy, Peter D. Leiser, Jr., Mary J. Miller, Vernon A. Reid, Jr., and Charles M. Shriver.

                Eugene F. Bair is the Investment Advisory Committee chairman for the Price Equity Index 500 Fund and Price Extended Equity Market Index Fund. Mr. Bair has been chairman of each of these Fund’s Committee since 2002. He joined T. Rowe Price in 1998 and has been managing investments since 2000. The other members of each of these Funds’ Committees are Jeanne M. Aldave, Ann M. Holcomb, Sudhir Nanda, and Richard T. Whitney.

                Richard T. Whitney is Investment Advisory Committee chairman for the Price International Index Fund. He has been chairman since 2004. he joined T. Rowe Price in 1985 and has been managing investments since 1986. The other members of the Committee are Jeanne M. Aldave, Eugene F. Bair, and Neil Smith.

                After the Reorganizations, these portfolio managers will continue to manage the Combined Funds.

        Comparison of the Investment Management Agreements

                The TDW Investment Management Agreements and the T. Rowe Price Investment Management Agreements are similar, except for certain matters, including the advisory fees and the identity of the adviser.

                The advisory fees payable by the Acquired Funds to TDWAM are set out above under “Fee Tables and Examples.” The advisory fees payable by the Acquiring Funds to T. Rowe Price or T. Rowe Price International, as the case may be, are set out above under “Fee Tables and Examples.”

                The advisory fees payable by each of the Bond Index Funds are at the same annual rate under both Investment Management Agreements. The advisory fees payable by each of the Equity Index Funds and the Extended Index Funds are at a lower annual rate under the T. Rowe Price Investment Management Agreement. The advisory fees payable by the Price International Equity Index Fund is at a higher annual rate under the T. Rowe Price Investment Management Agreement than the fees payable by the other International Index Funds. The advisory fees payable by each of the Acquiring Funds other than the Price Equity Index 500 Fund also includes the respective Fund’s operating expenses. In the case of the Acquired Funds, their operating expenses are borne separately. The T. Rowe Price Investment Management Agreements provide for the provision of administrative services to each Acquiring Fund by T. Rowe Price or T. Rowe Price International for no additional fee. TD Waterhouse provides administrative services to each Acquired Fund. Each of the Acquired Funds other than the TDW Dow 30 Fund pays a separate fee for administrative services. See “Administrative Arrangements” below for more information on regarding the Funds’ administrative arrangements.

                With respect to each Acquired Fund, TDWAM and its affiliates have agreed voluntarily to reduce total expenses by waiving fees and/or reimbursing expenses. As of January 31, 2004, each of the Acquired Fund’s net total annual expense ratios were capped at 0.35% (TDW Bond Index Fund), 0.45% (TDW Dow 30 Fund), 0.35% (TDW 500 Index Fund), 0.40% (TDW Extended Market Index Fund), 0.58% (TDW Asian Pacific Index Fund) and 0.58% (TDW European Index Fund). With respect to the Price Equity Index 500 Fund, effective January 1, 2004, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through April 30, 2006, to the extent such fees or expenses would cause the Price Equity Index 500 Fund’s ratio of expenses to net assets to exceed 0.35%. Fees waived or expenses paid under this agreement are subject to reimbursement to T. Rowe Price by the Price Equity Index 500 Fund whenever the Fund’s expense ratio is below 0.35%; however, no reimbursement will be made after April 30, 2008, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Price Equity Index 500 Fund. The Price Equity Index 500 Fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.

                If shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by T. Rowe Price or T. Rowe Price International as part of the Combined Funds. The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds.

                Subadvisory Arrangements. TDWAM has retained TDIM as sub-adviser for each of the Acquired Funds, other than the TDW Dow 30 Fund. Under the terms of each of the subadvisory agreements between TDWAM and TDIM, TDIM manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the TDW Board. As of the date hereof, T. Rowe Price and T. Rowe Price International have not appointed any sub-advisers for any of the Acquiring Funds.

                As compensation for its services, TDIM receive fees from TDWAM computed separately for each Acquired Fund. Such fees are paid out of TDWAM’s advisory fee at no additional cost to the Acquired Funds or their shareholders.

        Administrative Arrangements

                T. Rowe Price or T. Rowe Price International provides administrative services to the Price Funds pursuant to the T. Rowe Price Investment Management Agreements. As stated above, the advisory fees for each Acquiring Fund, other than the Price Equity Index 500 Fund, include administrative services rendered by T. Rowe Price or T. Rowe Price International, as applicable.

                TD Waterhouse, an affiliate of TDWAM, provides certain administrative services to the TDW Funds. For its services, as administrator, TD Waterhouse is entitled to receive from each TDW Fund (other than the TDW Dow 30 Fund), an annual fee of 0.10% of the average net assets of the TDW Fund. For providing administrative services to the TDW Dow 30 Fund, TDWAM (and not the Fund) compensates TD Waterhouse. TD Waterhouse has entered into a sub-administration agreement with Funds Distributor, Inc. (“FDI”) pursuant to which FDI performs certain administrative services for the TDW Funds. TD Waterhouse pays FDI’s fees for providing these services.

                In the event the Reorganizations are approved by shareholders, T. Rowe Price or T. Rowe Price International will provide administrative services to the Combined Funds.

Distribution and Shareholder Servicing Arrangements

        Distributor

                FDI acts as the principal distributor of the shares of the Acquired Funds. FDI is not affiliated with TDWAM. Price Investment Services, an affiliate of T. Rowe Price, acts as the distributor of the shares of the Acquiring Funds. FDI also acts as sub-administrator for TD Waterhouse Trust. All of the Funds are no-load and their shares are sold and redeemed at net asset value without the imposition of any sales charges. In addition, none of the Funds has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act. The address of FDI is 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. The address of Price Investment Services is 100 East Pratt Street, Baltimore, Maryland 21202. After consummation of the Reorganizations, Price Investment Services will continue to provide distribution services to each Combined Fund.

        Shareholder Servicing

                The TDW Funds’ Shareholder Servicing Plan permits each TDW Fund to pay banks, broker-dealers or other financial institutions (including TD Waterhouse and its affiliates) for shareholder support services they provide to their clients who are shareholders of a TDW Fund. The Acquired Funds have entered into a Services Agreement (the “TDW Services Agreement”) with TD Waterhouse for the provision of general shareholder liaison services, providing information on shareholder investments, establishing and maintaining shareholder accounts and records, and providing such other similar services as may reasonably be requested. Under the TDW Services Agreement, as compensation for services rendered, TD Waterhouse is entitled to receive a monthly fee calculated daily at an annual rate of 0.25% of the average daily net assets of the applicable Fund. At present, TD Waterhouse is the only financial institution that may be paid for its services under the Shareholder Servicing Plan. The Acquiring Funds do not have a similar plan. Price Services provides shareholder services for the Acquiring Funds. Only the Price Equity Index 500 Fund pays a separate fee for these services.

Other Service Agreements with Affiliates

                National Investor Services Corp. acts as transfer and dividend disbursing agent to the Acquired Funds. The address for National Investor Services Corp. is 55 Water Street, New York, New York 10041. Price Services, a wholly owned subsidiary of T. Rowe Price, acts as the Acquiring Funds transfer and dividend disbursing agent and provides shareholder and administrative services. The address for Price Services is 100 East Pratt Street, Baltimore, Maryland 21202.

Purchase, Exchange and Redemption of Shares

                The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.

Purchase, Redemption and Exchange Features	Acquired Funds	Acquiring Funds

Minimum initial investment	• non-retirement accounts: $1,000	• non-retirement accounts: $2,500
	• retirement accounts: no minimum	• retirement accounts: $1,000
	• automatic investment programs:	• gifts or transfers to minors: $1,000
$100 per month or $300 per quarter

Minimum subsequent
investments	$ 100	• non-retirement account: $100
• retirement account: $50
• gifts or transfers to minors: $50

Purchases	By mail (check), telephone, electronically, or through periodic investment	By ACH Transfer, mail (check), wire or through Automatic Asset Builder

Purchase, Redemption and Exchange Features	Acquired Funds	Acquiring Funds

Redemption	By mail, telephone or	By mail or telephone
electronically

Exchanges	Shares of an Acquired Fund may be	Shares of an Acquiring Fund may
	exchanged for shares of any other	be exchanged for shares of any
	Acquired Fund, subject to any	other Acquiring Fund or other T.
	applicable redemption fee.	Rowe Price mutual fund.

Redemption Fees	• 1% for TDW Bond Index Fund*	• 2% for Price International Equity
	• 2% for all TDW Funds except	IndexFund**
	the TDW Bond Index Fund*	• 0.50% for all Price Funds except
the Price InternationalEquity
Index Fund**

* Shareholders of TDW Funds will be assessed a redemption fee of up to the amount specified (expressed as a percentage of the amount the shareholder is redeeming) if the shareholder redeems TDW Fund shares within 5 days after investing in the TDW Fund. Please see the section entitled “How to Sell Shares – Redemption Fees” in the Acquired Funds Prospectus for additional information regarding redemption fees. Redemption fees have been waived for any redemptions occurring on or after March 22, 2005. Shares of Price Funds received in the Reorganizations will not be subject to redemption fees; however, if such shares are held in a TD Waterhouse brokerage account they will be subject to any applicable transaction charges upon redemption or exchange. Alternatively, a shareholder may avoid any transaction charges by TD Waterhouse by electing to have his or her shares held directly with the Price Fund’s transfer agent.

** On shares purchased and held for less than 90 days (see the section entitled “Pricing Shares and Receiving Sale Proceeds” in the Acquiring Funds Prospectus for additional information).

        Dividend Distribution and Account Policies

                The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectus, Acquiring Funds Prospectus, Acquired Funds Statement and Acquiring Funds Statement.

                Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See “Pricing Your Shares” in the Acquired Funds Statement and “Pricing Shares and Receiving Sale Proceeds” in the Acquiring Funds Statement.

                Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value. When you sell shares of a Fund, you receive the net asset value minus any applicable redemption fees.

                Dividends.  Each of the Acquired Funds, other than the TDW Bond Index Fund, declares and pays dividends, if any, annually. The TDW Bond Index Fund declares dividends, if any, daily and pays monthly. Each of the Acquired Funds distributes capital gains, if any, at least annually. Dividends, if any, are declared daily and paid monthly by the Price Bond Index Fund, declared quarterly by the Price Equity Index 500 Fund, and declared annually by all of the other Acquiring Funds. Capital gains distributions, if any, are paid at least annually by the Acquiring Funds. See “Dividends and Distributions” in the Acquired Funds Prospectus and “Dividends and Other Distributions” and “Capital Gain Payments” in the Acquiring Funds Prospectus.

                Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested all dividends and distributions, if any, will be reinvested. See “Dividends and Distributions” in the Acquired Funds Prospectus and “Dividends and Other Distributions” in the Acquiring Funds Prospectus.

                Payment Following Redemption. Each Fund will normally send the proceeds from a redemption on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. See “How to Sell Shares” in the Acquired Funds Prospectus and “Pricing Shares and Receiving Sale Proceeds” in the Acquiring Funds Prospectus.

Performance

        General

                The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

                Important information about the Acquiring Funds is also contained in management’s discussion of each Acquiring Fund’s performance contained in the Annual Reports to Shareholders of the Acquiring Funds for the year ended October 31, 2004 (Price Bond Index Fund and Price International Equity Index Fund) and December 31, 2004 (Price Equity Index 500 Fund and Price Extended Equity Market Index Fund), which accompany this Proxy Statement and Prospectus.

                Average annual total return is determined in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 3-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

(a) All dividends and distributions are reinvested at net asset value; and

(b) Complete redemption occurs at the end of the 1-, 3-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

Average Annual Total Returns as of 12/31/04

TDW Bond Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (8/31/00)

Return Before Taxes	TBD	3.50%	N/A	N/A	6.76%

Return After Taxes on Distributions	TBD	2.13%	N/A	N/A	4.83%

Return After Taxes on Distributions and Sale of Fund Shares	TBD	2.26%	N/A	N/A	4.63%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expense or taxes)	TBD	4.34%	N/A	N/A	7.39%

TDW Dow 30 Fund	Year to Date (3/31/05)	1 Year	5 Years		10 Years	Since Inception (3/31/98)

Return Before Taxes	TBD	4.97%	0.39%		N/A	4.79%

Return After Taxes on Distributions	TBD	4.71%	-0.8	2%	N/A	3.59%

Return After Taxes on Distributions and Sale of Fund Shares	TBD	3.57%	0.33%		N/A	3.44%

Dow Jones Industrial Average (reflects no deduction for fees, expense or taxes)	TBD	5.30%	0.68%		N/A	5.02%

TDW 500 Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (8/31/00)

Return Before Taxes	TBD	10.48%	N/A	N/A	-3.92%

Return After Taxes on Distributions	TBD	10.21%	N/A	N/A	-4.17%

Return After Taxes on Distributions and Sale of Fund Shares	TBD	7.17%	N/A	N/A	-3.41%

Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction forfees, expense or taxes)	TBD	10.88%	N/A	N/A	-3.55%

TDW Extended Market Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (8/31/00)

Return Before Taxes	TBD	18.27%	N/A	N/A	-2.72%

Return After Taxes on Distributions	TBD	17.93%	N/A	N/A	-3.00%

Return After Taxes on Distributions and Sale of Fund Shares	TBD	12.12%	N/A	N/A	-2.44%

Dow Jones Wilshire 4500 Completion Index (reflects no deduction for fees, expense or taxes)	TBD	18.57%	N/A	N/A	-0.28%

TDW Asian Pacific Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (8/31/00)

Return Before Taxes	TBD	17.38%	N/A	N/A	-4.13%

Return After Taxes on Distributions	TBD	17.30%	N/A	N/A	-4.34%

Return After Taxes on Distributions and Sale of Fund Shares	TBD	11.47%	N/A	N/A	-3.56%

MSCI® Pacific Index (reflects no deduction for fees, expense or taxes)	TBD	18.98%	N/A	N/A	-1.83%

TDW European Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (8/31/00)

Return Before Taxes	TBD	20.21%	N/A	N/A	-0.03%

Return After Taxes on Distributions	TBD	20.21%	N/A	N/A	-0.23%

Return After Taxes on Distributions and Sale of Fund Shares	TBD	13.81%	N/A	N/A	-0.03%

MSCI® Europe Index (reflects no deduction for fees, expense or taxes)	TBD	20.88%	N/A	N/A	1.45%

Price Bond Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (11/30/00)

Return Before Taxes	TBD	3.86%	N/A	N/A	6.74%

Return After Taxes on Distributions	TBD	2.39%	N/A	N/A	4.86%

Return After Taxes on Distributions and Sale of Fund Shares	TBD	2.49%	N/A	N/A	4.62%

Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expense or taxes)	TBD	4.34%	N/A	N/A	7.09%

Price Equity Index 500 Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (3/30/90)

Return Before Taxes	TBD	10.51%	-2.56%	11.76%	11.01%

Return After Taxes on Distributions	TBD	10.24%	-2.90%	11.03%	10.12%

Return After Taxes on Distributions and Sale of Fund Shares	TBD	7.16%	-2.32%	10.08%	9.38%

Standard & Poor’s 500 Composite Stock Price Index (reflects no deduction for fees, expense or taxes)	TBD	10.88%	-2.30%	12.07%	11.36%

Price Extended Equity Market Index 500 Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (1/30/98)

Return Before Taxes	TBD	18.38%	1.12%	N/A	6.91%

Return After Taxes on Distributions	TBD	18.21%	0.47%	N/A	6.06%

Return After Taxes on Distributions and Sale of Fund Shares	TBD	12.05%	0.60%	N/A	5.51%

Dow Jones Wilshire 4500 Completion Index (reflects no deduction for fees expense or taxes)	TBD	18.57%	1.38%	N/A	7.02%

Price International Equity Index Fund	Year to Date (3/31/05)	1 Year	5 Years	10 Years	Since Inception (11/30/00)

Return Before Taxes	TBD	19.18%	N/A	N/A	2.87%

Return After Taxes on Distributions	TBD	19.02%	N/A	N/A	2.68%

Return After Taxes on Distributions and Sale of Fund Shares	TBD	12.93%	N/A	N/A	2.43%

FTSE TM Developed ex North America Index (reflects no deduction for fees, expense or taxes)	TBD	20.76%	N/A	N/A	3.83%

Shareholder Rights

                Shareholder rights are substantially the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund’s capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors or trustees, changes in fundamental policies, or approval of changes in the Fund’s investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

                The Funds are not required to hold annual meetings and do not intend to do so unless the Investment Company Act requires an election of directors by shareholders. Under the TD Waterhouse Trust’s By-Laws, shareholders representing at least 10% of the outstanding shares entitled to vote may order a special meeting if they wish on any matter on which they are entitled to vote. Under each Price Corporation’s By-Laws, special meetings of shareholders may be ordered on the written request of shareholders entitled to cast (i) in the case of a meeting for the purpose of removing a director, at least 10% and (ii) in the case of a meeting for any other purpose, at least 25%, in each case of all the votes entitled to be cast at such a meeting.

                TD Waterhouse Trust is a Delaware statutory trust. Delaware law provides that shareholders shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. To guard against this risk, the Trust’s Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the portfolio is unable to meet its obligation. In light of Delaware law and the nature of the Trust’s business, the TD Waterhouse Trust believes that the risk of personal liability to shareholders is extremely remote.

                Each of the Price Corporations is a Maryland corporation. A shareholder of a corporation generally has no personal liability for the acts or obligations of a corporation.

                Additionally, a shareholder vote is required by Maryland law to amend the charter of a Maryland corporation, whereas the TD Waterhouse Trust Declaration of Trust only requires a shareholder vote for certain types of amendments. A shareholder vote is also required to dissolve a corporation under Maryland law, however one is not required to terminate TD Waterhouse Trust under the TD Waterhouse Trust Declaration of Trust.

Tax Information

                The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See “Taxes” in the Acquired Funds Prospectuses and “Useful Information on Distributions and Taxes” in the Acquiring Funds Prospectus.

Portfolio Transactions

                The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of TDWAM, TDIM, T. Rowe Price and T. Rowe Price International may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see “Brokerage Allocation” in the Acquired Funds Statement and “Portfolio Transactions” in the Acquiring Funds Statement.

Additional Information

        Independent Registered Public Accounting Firms

                Currently Ernst & Young LLP serves as the independent registered public accounting firm of the Acquired Funds and PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that PricewaterhouseCoopers LLP will serve as the independent registered public accounting firm of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201. The principal business address of Ernst & Young LLP is 5 Times Square, New York, New York 10036.

        Custodian

                The Bank of New York acts as the custodian of the assets of the Acquired Funds. State Street Bank and Trust Company (“State Street”) acts as the custodian of the Acquiring Funds, except the Price International Equity Index Fund for which JPMorgan Chase Bank, London (“JPMorgan”) serves as the custodian. If the Reorganizations are completed, it is currently anticipated that State Street or JPMorgan, as applicable, will continue to serve as the custodians of the Combined Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. The principal business address of JPMorgan is Woolgate House, Coleman Street, London, EC2P 2HD, England.

        Transfer Agent

                National Investor Services Corp., 55 Water Street, New York, New York 10041, an affiliate of TDWAM, serves as the transfer agent with respect to each Acquired Fund. Price Services, 100 East Pratt Street, Baltimore, Maryland 21202, serves as the transfer agent with respect to each Acquiring Fund. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that Price Services will continue to serve as the transfer agent of the Combined Funds.

        Capital Stock

                Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest. The Price Equity Index 500 Fund and Price Extended Equity Market Index Fund are authorized to issue shares according to the following: an aggregate of one billion (1,000,000,000) shares, par value $0.01 per share, divided and classified into the following series: (i) Price Equity Index 500 Fund, (ii) Price Extended Equity Market Fund, and (iii) T. Rowe Price Total Equity Market Index Fund. Each such series shall consist of the lesser of (x) 1,000,000,000 shares or (y) the number of shares that could be issued by issuing all of the shares of any series currently or hereafter classified less the total number of shares then issued and outstanding in all of such series. The Price International Equity Index Fund and the Price Bond Index Fund are each authorized to issue up to one billion (1,000,000,000) shares, par value $0.0001 per share. See “Shareholder Information” in the Acquired Funds Statement and “Capital Stock (Maryland Corporations)” in the Acquiring Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively.

        Shareholder Inquiries

                Shareholder inquiries with respect to the Acquired Funds may be addressed to TD Waterhouse Investor Services, Inc., Mutual Fund Services, P.O. Box 2630, Jersey City, New Jersey 07308-2630, or by calling toll free 1-800-934-4448. Shareholder inquiries with respect to the Acquiring Funds may be addressed to T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 or by calling toll free 1-800-638-5660.

PROPOSAL NO. 2: APPROVAL OF A CHANGE IN THE FUNDAMENTAL INVESTMENT OBJECTIVE OF THE TDW DOW 30 FUND

                The TDW Dow 30 Fund’s investment objective is “fundamental,” meaning that as a matter of law it cannot be changed without shareholder approval. Shareholders of the TDW Dow 30 Fund are being asked to approve a change in their Fund’s investment objective. This proposal must be approved by a Majority Shareholder Vote of TDW Dow 30 Fund shareholders. This proposal is being submitted to facilitate the realignment of the TDW Dow 30 Fund’s portfolio to effectuate its reorganization with the Price Equity Index 500 Fund. Approval of this proposal is specifically contingent on the approval of Proposal 1(b) regarding the Reorganization of the TDW Dow 30 Fund. Therefore, if Proposal 1(b) is not approved by TDW Dow 30 Fund shareholders then Proposal 2 will not take effect even if it is approved by TDW Dow 30 Fund shareholders. For more information on the proposed Reorganization see “Proposal No. 1: Approval of the Plans.”

Comparison of Current and Amended Investment Objectives

                The current investment objective of the TDW Dow 30 Fund is to seek to track closely the total return of the DJIASM, before fund expenses. If approved by shareholders, the new investment objective of the TDW Dow 30 Fund would be to seek to match the performance of the S&P 500® Index. The new investment objective is the same as the investment objective of the Price Equity Index 500 Fund with which the TDW Dow 30 Fund is proposed to reorganize.

                Although the current and proposed investment objectives are different, each seeks to track a benchmark index that consists of large-capitalization companies. All of the securities included in the DJIASM are also included in the S&P 500® Index. The DJIASM currently consists of 30 of the most widely held and actively traded stocks in the U.S. stock market. The stocks in the DJIASM represent large-capitalization companies that typically are dominant firms in their respective industries. The DJIASM is price-weighted, which means that, essentially, it includes one share of each of its component stocks. The S&P 500® Index is a market-weighted index composed of 500 common stocks issued by large-capitalization companies representing the top industries in the U.S. The stocks included in the S&P 500® Index collectively represent a substantial portion of all common stocks publicly traded in the U.S.

TDW Board Considerations in Approving Change in Investment Objective

                The TDW Board considered the similarities and differences between the current and revised investment objectives, as set out above, and determined that, on balance, it would be in the best interests of TDW Dow 30 Fund shareholders to reorganize with another large capitalization equity index fund, albeit one with a broader benchmark index. As a condition the Reorganization, however, the change in the TDW Dow 30 Fund’s investment objective would need to be approved. Therefore, the TDW Board has approved, and recommends that TDW Dow 30 Fund shareholders approve, the change in the fundamental investment objective of the TDW Dow 30 Fund.

                The TDW Board, including the TDW Independent Trustees, unanimously recommends that you vote FOR Proposal 2.

GENERAL

INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

                The Meeting will be held on June 7, 2005 at the offices of TD Waterhouse Trust, 100 Wall Street, 25th Floor, New York, New York 10005, at 10:00 a.m., Eastern Time.

Solicitation, Revocation and Use of Proxies

                A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of TDW Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

                All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted “FOR” approval of the Plan and the change in the fundamental investment objective of the TDW Dow 30 Fund.

                It is not anticipated that any matters other than the approval of the Plan and the change in the fundamental investment objective of the TDW Dow 30 Fund will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

                Only holders of record of shares of the Acquired Funds at the close of business on April 15, 2005 (the “Record Date”) are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                [Insert Table]

Security Ownership of Certain Beneficial Owners and Management of the Funds

                To the knowledge of each Fund, as of February 28, 2005, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:

Name of Fund	Name and Address of Shareholder	Percentage of Shares wned	Percentage of Class ofShares of Combined Fund After the Reorganization on a Pro Forma Basis*

Price Equity Index 500 Fund	T. Rowe Price Retirement Portfolio Attn: Fund Accounting Dept 100 East Pratt Street Baltimore, MD 21202	8.76%	8.21%

	T. Rowe Price Trust Co., Inc. Attn: RPS Control Dept 10090 Red Run Blvd Owings Mills, MD 21117	29.43%	27.60%

Name of Fund	Name and Address of Shareholder	Percentage of Shares wned	Percentage of Class ofShares of Combined Fund After the Reorganization on a Pro Forma Basis*

Price Extended Equity Market Index Fund	T. Rowe Price Trust Co., Inc. Attn: TRPS Inst Control Dept. P.O. Box 17215 Baltimore, MD 21297	22.87%	17.16%

Price Bond Index Fund	T. Rowe Price RPS Inc. Omnibus Plan # New Business-Conv Assts #134 UBX P.O. Box 17215 Baltimore, MD 21297	39.82%	35.32%

	TRP Finance Inc. 802 West Street, Suite 301 Wilmington, DE 19801	6.01%	5.33%

	Alaska College Savings Trust Account Portfolio c/o T. Rowe Price Associates Attn: Kimberly Vanscoy, Fixed Income 100 East Pratt Street, Floor 7 Baltimore, MD 21202	7.85%	6.96%

Price International Equity Index Fund	T. Rowe Price RPS Inc. Omnibus Plan # New Business-Conv Assts #135 IXF P.O. Box 17215 Baltimore, MD 21297	9.24%	6.65%

———————
*Assuming that the value of the shareholder’s interest in the Fund on the date of the consummation of the applicable Reorganization was the same as on February 28, 2005.

                At April 30, 2005, the Trustees and officers of the TDW Funds as a group (10 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of TD Waterhouse Trust.

                At March 22, 2005, the Directors and Executive Officers of the Price Funds as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund.

Voting Rights and Required Vote

                Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the Plan. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of a Plan by an Acquired Fund requires a Majority Shareholder Vote. Approval of Proposal 2 with respect to the TDW Dow 30 Fund also requires a Majority Shareholder Vote.

                Broker-dealer firms holding shares of any of the Acquired Funds in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans or Proposal 2. Properly executed proxies that are returned but that are marked “abstain” or with respect to which a broker-dealer has declined to vote on any proposal (“broker non-votes”) will be counted as present for the purposes of determining presence at the Meeting. Assuming the presence required by a Majority Shareholder Vote, abstentions and broker non-votes (if applicable) will have the same effect as a vote against approval of the applicable Plan or Proposal 2.

                If, by the time scheduled for the Meeting, sufficient votes in favor of approval of a Plan or Proposal 2 are not received from the shareholders of the applicable Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders.  An affirmative vote of a majority of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the Meeting will suffice for any such adjournment.  The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

                The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

ADDITIONAL INFORMATION

                The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus (“proxy expenses”) will be borne by TDWAM or an affiliate thereof. The proxy expenses are currently estimated to be approximately $           in the aggregate.

                TDWAM or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

                In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. TD Waterhouse Trust has retained ComputerShare Fund Services to aid in the solicitation of proxies at a cost estimated not to exceed $60,000, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by TDWAM or an affiliate thereof.

                This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which TDW Funds and Price Funds have filed on their behalf with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

                The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by TD Waterhouse Trust on behalf of the Acquired Funds or the applicable Price Corporation on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

LEGAL PROCEEDINGS

                There are no material legal proceedings to which any of the Funds is a party.

LEGAL OPINIONS

                Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon for the Acquiring Funds by Henry H. Hopkins, Esq.. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling LLP, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquired Funds.

EXPERTS

                The financial highlights of the Acquired Funds and Acquiring Funds incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of Ernst & Young LLP and PricewaterhouseCoopers LLP, respectively, independent registered public accounting firms, given on their authority as experts in auditing and accounting. The principal business address of Ernst & Young LLP is 5 Times Square, New York, New York 10036. The principal business address of PricewaterhouseCoopers LLP is 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201.

SHAREHOLDER PROPOSALS

                A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of TD Waterhouse Trust relating to such meeting is to be made in order to be considered in such Acquired Fund’s proxy statement and form of proxy relating to the meeting. If proposals Nos. 1(a)-(f) and 2 are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

By Order of the Board of Trustees of TD Waterhouse Trust,

Marc Schuman
Secretary, TD Waterhouse Trust

EXHIBIT I

AGREEMENT AND PLAN OF REORGANIZATION

DATED AS OF [            ]

I-i

I-ii

e. Termination of the Acquired Fund	I-14
f. Filing of N-14 Registration Statement	I-14
g. Shares	I-15
h. Tax Returns	I-15
i. Combined Proxy Statement and Prospectus Mailing	I-15
j. Confirmation of Tax Basis	I-15
k. Shareholder List	I-15
l. Redemption Fees	I-15
6. Closing Date	I-16
7. Conditions of the Acquired Fund	I-16
a. Representations and Warranties	I-16
b. Performance	I-16
c. Shareholder Approval	I-16
d. Approval of Board of Directors	I-16
e. Deliveries by the Acquiring Fund	I-16
f. No Material Adverse Change	I-17
g. Absence of Litigation	I-17
h. Proceedings and Documents	I-17
i. N-14 Registration Statement	I-17
j. Compliance with Laws; No Adverse Action or Decision	I-18
8. Conditions of the Acquiring Fund	I-18
a. Representations and Warranties	I-18
b. Performance	I-18
c. Shareholder Approval	I-18
d. Approval of Board of Trustees	I-18
e. Deliveries by the Acquired Fund	I-18
f. No Material Adverse Change	I-19
g. Absence of Litigation	I-19
h. Proceedings and Documents	I-19
i. N-14 Registration Statement	I-19
j. Compliance with Laws; No Adverse Action or Decision	I-19
k. Dividends	I-19
9. Termination, Postponement and Waivers	I-20
a. Termination of Agreement	I-20
b. Commission Order	I-20
c. Effect of Termination	I-20
d. Waivers; Non-Material Changes	I-20
10. Survival of Representations and Warranties	I-21
11. Other Matters	I-21
a. Obligations	I-21
b. Further Assurances	I-21
c. Notices	I-21
d. Entire Agreement	I-21
e. Amendment	I-22
f. Governing Law	I-22
g. Assignment	I-22
h. Costs of the Reorganization	I-22
i. Severability	I-22
j. Headings	I-22
k. Counterparts	I-22

I-iii

AGREEMENT AND PLANS OF REORGANIZATION

                THIS AGREEMENT AND PLANS OF REORGANIZATION (this “Agreement”) is made as of the  day of            2005, by and between TD WATERHOUSE TRUST, a Delaware statutory trust, on behalf of each Acquired Fund (as defined herein), each a separate series and investment portfolio of TD Waterhouse Trust, and (i) T. ROWE PRICE INDEX TRUST, INC., a Maryland corporation, on behalf of T. Rowe Price Equity Index 500 Fund and T. Rowe Price Extended Equity Market Index Fund, (ii) T. ROWE PRICE INTERNATIONAL INDEX FUND, INC., a Maryland corporation, on behalf of T. Rowe Price International Equity Index Fund, and (iii) T. ROWE PRICE U.S. BOND INDEX FUND, INC., a Maryland corporation, (together with T. Rowe Price Index Trust, Inc. and T. Rowe Price International Index Fund, Inc., the “Price Corporations” and each, a “Price Corporation”) on behalf of T. Rowe Price U.S. Bond Index Fund.

PLANS OF REORGANIZATION

                WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between TD Waterhouse Trust on behalf of each of its separate series and investment portfolios referenced below (each an “Acquired Fund,” and collectively, the “Acquired Funds”) and the respective Price Corporations on behalf of their respective separate investment portfolios (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) as set forth below:

Acquired Fund:	Acquiring Fund:

TD Waterhouse Bond Index Fund (the “TDW Bond Index Fund”)	T. Rowe Price U.S. Bond Index Fund (the “Price Bond Index Fund”)

TD Waterhouse Dow 30 Fund (the “TDW Dow 30 Fund”)	T. Rowe Price Equity Index 500 Fund (the “Price Equity Index 500 Fund”)

TD Waterhouse 500 Index Fund Fund (the “TDW 500 Index Fund”)	Price Equity Index 500 Fund

TD Waterhouse Extended Market Index Fund (the “TDW Extended Market Index Fund”)	T. Rowe Price Extended Equity Market Index Fund (the “Price Extended Equity Market Index Fund”)

TD Waterhouse Asian Pacific Index Fund (the “TDW Asian Pacific Index Fund”)	T. Rowe Price International Equity Index Fund (the “Price International Equity Index Fund”)

TD Waterhouse European Index Fund (the “TDW European Index Fund”)	Price International Equity Index Fund

                WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

                WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund’s Assets (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, par value $.0001 (in the case of the Price International Equity Index Fund and Price Bond Index Fund) or $.01 (in the case of the Price Equity Index 500 Fund and Price Extended Equity Market Index Fund) per share, of such Acquiring Fund (the “Shares”), equal to the net asset value of such Acquired Fund’s Assets determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a “Reorganization” and collectively the “Reorganizations”);

                WHEREAS, the aggregate net asset value of the Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

                WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

                WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

AGREEMENT

                NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1.      Defined Terms; Sections and Exhibits; Miscellaneous Terms

a. Definitions

As used herein the following terms have the following respective meanings:

“Acquired Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.” For purposes of this Agreement, the term “Acquired Fund” shall refer to the TDW Bond Index Fund in respect of the Bond Index Funds Reorganization, the TDW Dow 30 Fund in respect of the Dow/Equity 500 Index Funds Reorganization, the TDW 500 Index Fund in respect of the Equity 500 Index Funds Reorganization, the TDW Extended Market Index Fund in respect of the Extended Index Funds Reorganization, the TDW Asian Pacific Index Fund in respect of the Asian/International Index Funds Reorganization and TDW European Index Fund in respect of the European/ International Index Funds Reorganization.

“Acquired Funds Prospectus” shall mean the prospectus relating to the Acquired Funds dated May 28, 2004, as amended or supplemented.

“Acquired Funds Statement of Additional Information” shall mean the statement of additional information relating to the Acquired Funds, dated May 28, 2004, as amended or supplemented.

“Acquiring Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.” For purposes of this Agreement, the term “Acquiring Fund” shall refer to the Price Bond Index Fund in respect of the Bond Index Funds Reorganization, the Price Equity Index 500 Fund in respect of each of the Dow/Equity 500 Index Funds, Reorganization and the Equity 500 Index Funds Reorganization, the Price Extended Equity Market Index Fund in respect of the Extended Index Funds Reorganization, and the Price International Equity Index Fund in respect of each of the Asian/ International Index Funds Reorganization and the European/ International Index Funds Reorganization.

“Acquiring Funds Prospectus” shall mean the prospectus relating to the Acquiring Funds, dated March 1, 2005 in the case of the Price Bond Index Fund and Price International Equity Index Fund, and May 1, 2004 in the case of the Price Equity Index 500 Fund and Price Extended Equity Market Index Fund, in each case as amended or supplemented.

“Acquiring Funds Statements of Additional Information” shall mean the statement of additional information relating to the Acquiring Funds, dated March 1, 2005, as amended or supplemented.

“Agreement” has the meaning ascribed thereto in the introduction hereof.

“Asian/International Index Funds Reorganization” consists of (i) the acquisition of the TDW Asian Pacific Index Fund’s Assets by the Price International Equity Index Fund solely in exchange for an aggregate value of Shares of the Price International Equity Index Fund, equal to the net asset value of the TDW Asian Pacific Index Fund’s Assets, determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW Asian Pacific Index Fund, of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW Asian Pacific Index Fund, in liquidation of the TDW Asian Pacific Index Fund.

“Assets” has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term “Assets” shall refer to Assets of (i) the TDW Bond Index Fund in the case of the Bond Index Funds Reorganization, (ii) the TDW Dow 30 Fund in the case of the Dow/Equity 500 Index Funds Reorganization, (iii) the TDW 500 Index Fund in the case of the Equity 500 Index Funds Reorganization, (iv) the TDW Extended Market Index Fund in the case of the Extended Index Funds Reorganization, (v) the TDW Asian Pacific Index Fund in the case of the Asian/International Index Funds Reorganization and (vi) the TDW European Index Fund in the case of the European/International Index Funds Reorganization.

“Bond Index Funds Reorganization” consists of (i) the acquisition of the TDW Bond Index Fund’s Assets by the Price Bond Index Fund solely in exchange for an aggregate value of Shares of the Price Bond Index Fund, equal to the net asset value of the TDW Bond Index Fund’s Assets determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW Bond Index Fund of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW Bond Index Fund in liquidation of the TDW Bond Index Fund.

“Closing Date” has the meaning ascribed thereto in Section 6 hereof.

“Code” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“Commission” shall mean the Securities and Exchange Commission.

“Dow/Equity Index 500 Funds Reorganization” consists of (i) the acquisition of the TDW Dow 30 Fund’s Assets by the Price Equity Index 500 Fund solely in exchange for an aggregate value of Shares of the Price Equity Index 500 Fund, equal to the net asset value of the TDW Dow 30 Fund’s Assets, determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW Dow 30 Fund of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW Dow 30 Fund, in liquidation of the TDW Dow 30 Fund.

“Equity Index 500 Funds Reorganization” consists of (i) the acquisition of the TDW 500 Index Fund’s Assets by the Price Equity Index 500 Fund solely in exchange for an aggregate value of Shares of the Price Equity Index 500 Fund, equal to the net asset value of the TDW 500 Index Fund’s Assets, determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW 500 Index Fund, of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW 500 Index Fund, in liquidation of the TDW 500 Index Fund.

“European/International Index Funds Reorganization” consists of (i) the acquisition of the TDW European Index Fund’s Assets by the Price International Equity Index Fund solely in exchange for an aggregate value of Shares of the Price International Equity Index Fund, equal to the net asset value of the TDW European Index Fund’s Assets, determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW European Index Fund of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW European Index Fund, in liquidation of the TDW European Index Fund.

“Exchange Act” shall mean the Securities Exchange Act of 1934, as amended.

“Extended Index Funds Reorganization” consists of (i) the acquisition of the TDW Extended Market Index Fund’s Assets by the Price Extended Equity Market Index Fund solely in exchange for an aggregate value of Shares of the Price Extended Equity Market Index Fund, equal to the net asset value of the TDW Extended Market Index Fund’s Assets determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the TDW Extended Market Index Fund of such Shares to its shareholders in proportion to such shareholders’ interest in the TDW Extended Market Index Fund in liquidation of the TDW Extended Market Index Fund.

“Governmental Authority” shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

“Investment Company Act” shall mean the Investment Company Act of 1940, as amended.

“Investments” shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person’s business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

“Licenses” has the meaning ascribed thereto in Section 3(b) hereof.

“Lien” shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

“Majority Shareholder Vote” shall mean the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund or (ii) 67% or more of the shares of the Acquired Fund present at the special shareholders’ meeting referenced in Section 5(a) hereof if more than 50% of such shares are present or represented by proxy.

“Material Adverse Effect” shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

“N-14 Registration Statement” has the meaning ascribed thereto in Section 3(n) hereof.

“Permitted Liens” shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

“Person” shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

“Price Bond Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“Price Corporation” has the meaning ascribed thereto in the preamble.

“Price Corporation Articles of Incorporation” shall mean the respective Articles of Incorporation of T. Rowe Price Index Trust, Inc., dated as of December 20, 1989, T. Rowe Price International Index Fund, Inc., dated as of August 10, 2000, and T. Rowe Price U.S. Bond Index Fund, Inc., dated as of July 14, 2004, as amended or supplemented from time to time.

“Price Equity Index 500 Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“Price Extended Equity Market Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“Price International Equity Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“Reorganization” has the meaning ascribed thereto in the second paragraph under the heading “Plans of Reorganization” hereof. For purposes of this Agreement, the term “Reorganization” shall refer to the Asian/International Index Funds Reorganization, the Bond Index Funds Reorganization, the Dow/Equity Index 500 Funds Reorganization, the Equity 500 Index Funds Reorganization, the European/International Index Funds Reorganization, or the Extended Index Funds Reorganization, as the context requires.

“RICs” has the meaning ascribed thereto in Section 3(b) hereof.

“S&S” shall mean Shearman & Sterling LLP, counsel to TD Waterhouse Trust and the Acquired Funds.

“Securities Act” shall mean the Securities Act of 1933, as amended.

“Shares” has the meaning ascribed thereto under the heading “Plans of Reorganization.” For purposes of this Agreement, the term “Shares” shall refer to the Shares of (i) the Price Bond Index Fund in the case of the Bond Index Funds Reorganization, (ii) the Price Equity Index 500 Fund in the case of both the Dow/Equity Index 500 Funds Reorganization and the Equity Index 500 Funds Reorganization, (iii) the Price Extended Equity Market Index Fund in the case of the Extended Index Funds Reorganization, and (iv) the Price International Equity Index Fund in the case of both the Asian/International Index Funds Reorganization and the European/ International Index Funds Reorganization.

“TDW 500 Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TDW Asian Pacific Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TDW Bond Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TDW Dow 30 Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TDW European Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TDW Extended Market Index Fund” has the meaning ascribed thereto under the heading “Plans of Reorganization.”

“TD Waterhouse Trust Declaration of Trust” shall mean the Agreement and Declaration of Trust of TD Waterhouse Trust dated as of August 6, 1999, as amended or supplemented from time to time.

“Valuation Time” has the meaning ascribed thereto in Section 2(e) hereof.

                b.      Use of Defined Terms

                Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

                c.       Sections and Exhibits

                References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

                d.      Miscellaneous Terms

                The term “or” shall not be exclusive. The terms “herein,” “hereof,” “hereto,” “hereunder” and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term “including” shall mean “including, but not limited to.”

2.      The Reorganization(s)

                a.       Transfer of Assets

                Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), in such form and condition as to constitute good delivery, all of the property and assets (including cash, securities, commodities, interests in futures, forwards, options and dividends, any interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund, (as to each Acquired Fund, such assets are collectively referred to herein as the “Assets”). There shall be excluded from the Assets transferred the following items: (i) any asset that was not purchased in accordance with the Acquired Fund’s Prospectus and Acquired Fund’s Statement of Additional Information; (ii) accrued operating expenses; (iii) cash in an amount sufficient to pay all liabilities relating to Fund operating expenses; and (iv) any other Asset that in the Acquiring Fund’s sole discretion it elects not to approve for transfer, provided that such approval shall not be unreasonably withheld.

                b.      Issuance and Valuation of Shares in the Reorganization

                Full Shares, and to the extent necessary, a fractional Share, of an aggregate net asset value equal to the net asset value of the Assets acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of the Acquired Fund and the Acquiring Fund shall be determined in accordance with the procedures described in the Acquiring Funds Prospectus and the Acquiring Funds Statements of Additional Information as of the Valuation Time and in accordance with the Acquiring Fund’s valuation procedures. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

                c.       Distribution of Shares to the Acquired Fund Shareholders

                Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders’ interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund (or of a designated agent of the Acquiring Fund) in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time. The Acquiring Fund shall have no obligation to inquire as to the validity or correctness of the holdings of shareholders in the Acquired Fund and may rely exclusively on information provided by the Acquired Fund. The stock transfer books of the Acquired Fund will be permanently closed as of the close of business on the Closing Date and only requests for the redemption of shares of the Acquired Fund received in proper form prior to the close of trading on the New York Stock Exchange on the Closing Date shall be accepted by the Acquired Fund. Redemption requests thereafter received by the Acquired Fund shall be deemed to be redemption requests for Shares of the Acquiring Fund that will have acquired substantially all of the Assets of the Acquired Fund’s portfolio to which such redemption request relates (assuming that the Reorganizations contemplated by the Agreement have been consummated) to be distributed to shareholders of the Acquired Fund under this Agreement.

                d.      Interest; Proceeds

                The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, dividends or proceeds it receives on or after the Closing Date with respect to its Assets.

                e.       Valuation Time

i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on June 17, 2005, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the “Valuation Time”).

ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that the closing of a primary non-U.S. trading market on which portfolio securities of the Acquired Fund or Acquiring Fund trade at the Valuation Time shall not generally be a grounds for postponing the Valuation Time.

                f.        Evidence of Transfer

                The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland and/or Delaware to effect the transfer of the Assets to the Acquiring Fund.

                g.      Termination

                The Acquired Fund’s existence as a separate investment portfolio of TD Waterhouse Trust will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the State of Delaware, as provided in Section 5(e) hereof.

                h.      Separate Agreements; Reorganizations Not Conditioned on One Another

                Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Asian/International Index Funds Reorganization, (ii) the Bond Index Funds Reorganization, (iii) the Dow/Equity Index 500 Funds Reorganization (iv) the Equity Index 500 Funds Reorganization, (v) the European/International Index Funds Reorganization, and (vi) the Extended Index Funds Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3.      Representations and Warranties of the Acquired Fund

                TD Waterhouse Trust represents and warrants on behalf of itself and the Acquired Fund to the respective Acquiring Fund as follows:

                a.       Formation and Qualification

                The Acquired Fund is a separate investment portfolio of TD Waterhouse Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. TD Waterhouse Trust is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

                b.      Licenses

                The Acquired Fund (or TD Waterhouse Trust on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, “Licenses”) required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. TD Waterhouse Trust is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-9519), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies (“RICs”) under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.

                c.       Authority

                TD Waterhouse Trust, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of TD Waterhouse Trust or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by TD Waterhouse Trust, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Price Corporation on behalf of the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

                d.      Audited Financial Statements

                The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of January 31, 2005, said financial statements having been audited by Ernst & Young LLP, an independent registered public accounting firm. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

                e.       Unaudited Financial Statements

                                Prior to the Closing Date, the Acquiring Fund will be furnished with unaudited financial statements of the Acquired Fund in accordance with Section 5(b)(i) hereof. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis. In addition, the Chief Financial Officer of the Acquired Fund shall certify the accuracy of such unaudited financial statements.

                f.        Prospectus and Statement of Additional Information

                The Acquiring Fund has been furnished with the Acquired Funds Prospectus and the Acquired Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

                g.      Litigation

                There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of TD Waterhouse Trust on behalf of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to the knowledge of TD Waterhouse Trust, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

                h.      Material Contracts

                There are no material contracts outstanding to which TD Waterhouse Trust on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the Acquired Funds Prospectus or the Acquired Funds Statement of Additional Information.

                i.        No Conflict

                The execution and delivery of this Agreement by TD Waterhouse Trust on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the TD Waterhouse Trust Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which TD Waterhouse Trust on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

                j.        Undisclosed Liabilities

                The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since January 31, 2005, and those incurred in connection with the Reorganization.

                k.       Taxes

                The Acquired Fund has filed (or caused to be filed) all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs. The Acquired Fund has no non-RIC undistributed earnings and profits within the meaning of section 852(a)(2)(B) of the Code.

                l.        Assets

                The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

                m.      Consents

                No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and (iii) in the case of the Dow/Equity 500 Index Funds Reorganization, a Majority Shareholder Vote in connection with the change in the investment objective of the TDW Dow 30 Fund.

                n.     N-14 Registration Statement

                The registration statement filed, or to be filed, by the Price Corporations on Form N-14 relating to the Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it describes the Acquired Fund with information provided by the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                o.      Capitalization

                Under the TD Waterhouse Trust Declaration of Trust, the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, with or without par value. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

                p.      Books and Records

                The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4.      Representations and Warranties of the Acquiring Fund

                The Price Corporation represents and warrants on behalf of itself and the Acquiring Fund to the respective Acquired Fund as follows:

                a.       Formation and Qualification

                The Acquiring Fund is a separate investment portfolio of the applicable Price Corporation, each a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. The Price Corporation is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund.

                b.      Licenses

                The Acquiring Fund (or the Price Corporation on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. The Price Corporation is duly registered under the Investment Company Act as an open-end management investment company (File Nos. 811-5986, T. Rowe Price Index Trust, Inc., 811-10063, T. Rowe Price International Index Fund, Inc., and 811-10093, T. Rowe Price U.S. Bond Index Fund, Inc.), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

                c.       Authority

                The Price Corporation, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Price Corporation, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by TD Waterhouse Trust on behalf of the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

                d.      Audited Financial Statements

                The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, as of October 31, 2004 in the case of the Price International Equity Index Fund and the Price Bond Index Fund, and December 31, 2004 in the case of the Price Equity Index 500 Fund and the Price Extended Equity Market Index Fund, said financial statements having been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

                e.       Unaudited Financial Statements

                Prior to the Closing Date, the Acquired Fund will be furnished with unaudited financial statements in accordance with Section 5(b)(ii) hereof. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis. In addition, the Treasurer of the Acquiring Fund shall certify the accuracy of such unaudited financial statements.

                f.        Prospectus and Statement of Additional Information

                The Acquired Fund has been furnished with the Acquiring Funds Prospectus and the Acquiring Funds Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

                g.      Litigation

                There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Price Corporation on behalf of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to the knowledge of the Price Corporation, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

                h.      Material Contracts

                There are no material contracts outstanding to which the Price Corporation on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the Acquiring Funds Prospectus, or the Acquiring Funds Statement of Additional Information.

                i.        No Conflict

                The execution and delivery of this Agreement by the Price Corporation on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Price Corporation’s Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Price Corporation on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

                j.        Undisclosed Liabilities

                The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since October 31, 2004 in the case of the Price International Index Fund or the Price Bond Index Fund, or December 31, 2004 in the case of the Price Equity Index 500 Fund or the Price Extended Equity Market Index Fund, as the case may be, and those incurred in connection with the Reorganization.

                k.       Taxes

                The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

                l.        Consents

                No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

                m.     N-14 Registration Statement

                The N-14 Registration Statement, on its effective date, at the time of the shareholders’ meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it describes the Acquiring Fund with information provided by the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                n.      Capitalization

                Under the Price Corporation’s Articles of Incorporation, the Price Corporation is authorized to issue a sufficient number of full and fractional shares of common stock of the Acquiring Fund to consummate the Reorganization.

                All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

                o.       Shares

i. The Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

ii. At or prior to the Closing Date, the Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5.      Covenants of the Acquired Fund and the Acquiring Fun

                a.       Special Shareholders’ Meeting

                TD Waterhouse Trust on behalf of the Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein. Without limiting the generality of the foregoing, at the special shareholders’ meeting for the TDW Dow 30 Fund, shareholders will be asked to vote in favor of a change in the fundamental investment objective of the TDW Dow 30 Fund so that it is consistent with the investment objective of the Price Equity Index 500 Fund.

                b.      Unaudited Financial Statements

i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with Section 2(b) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time.

ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with Section 2(b) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time.

                c.       Share Ledger Records of the Acquiring Fund

                The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records, or to cause its duly authorized agent to open such accounts, for the shareholders of the Acquired Fund in connection with the distribution of Shares by the Acquired Fund to such shareholders in accordance with Section 2(c) hereof.

                d.      Conduct of Business

i. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions. Nothwithstanding the foregoing, it is understood that following receipt of shareholder approval of the Reorganization and, in the case of the TDW Dow 30 Fund, of a change in fundamental investment objective, and prior to the Closing Date, the TDW Asian Pacific Index Fund and the TDW Dow 30 Fund shall each engage in such portfolio transactions as shall be necessary to align the portfolio of the Acquired Fund with that of the Acquiring Fund, provided that in no event shall the Acquired Fund sell, or be required to sell, more than 50% of its Assets as measured from March 22, 2005. The Acquired Fund has no actual knowledge of an intention by its shareholders of redeeming or otherwise disposing of any of its shares other than in the ordinary course of business.

ii. It is expressly understood that the Acquired Fund may hereafter sell any securities owned by it in the ordinary course of its business as a series of a diversified, open-end, management investment company. In the event that the Acquiring Fund determines, solely at its own discretion that any securities owned by the Acquired Fund substantially all of the Assets of which the Acquiring Fund agrees hereunder to acquire, are securities that the Acquiring Fund does not desire to hold, the Acquiring Fund will so instruct the Acquired Fund at least thirty (30) days prior to the Closing Date and the Acquired Fund will dispose of such securities prior to the Closing Date or advise the Acquiring Fund that it elects not to transfer such securities as otherwise provided herein; provided however that the Acquired Fund shall not be required to dispose of assets to the extent that such dispositions would, in the aggregate, cause fifty percent (50%) or more of the net asset value of the Acquired Fund on the Closing Date to consist of assets (including cash) acquired at the request of the Acquiring Fund.

                e.       Termination of the Acquired Fund

                TD Waterhouse Trust agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Delaware and any other applicable law.

                f.        Filing of N-14 Registration Statement

                The Price Corporation will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

                g.      Shares

                The Acquired Fund will not sell or otherwise dispose of any of the Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

                h.      Tax Returns

                The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes, provided that each Acquiring Fund may file extensions of its federal income and excise tax returns. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

                i.        Combined Proxy Statement and Prospectus Mailing

                The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

                j.        Confirmation of Tax Basis

                The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence, setting forth the tax basis of each of the Assets delivered to the Acquiring Fund hereunder computed in accordance with applicable sections of the Code and with respect to securities showing a breakdown by purchase lot.

                k.       Shareholder List

                As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund (or its duly authorized agent which may include National Investors Services Corp., in the event the Shares will be held in an omnibus account) a list of the names, addresses and TINs of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by TD Waterhouse Trust on behalf of the Acquired Fund.

                l.        Redemption Fees

                Each Acquired Fund will waive any redemption fees that would otherwise apply from and after March 22, 2005. The Price Corporation on behalf of the Acquiring Fund agrees that the Shares distributed to shareholders of the Acquired Fund in the Reorganization fall within the exception to redemption fees set forth in paragraph 13, page 21, of the March 1, 2005 prospectus of the Acquiring Funds.

6.      Closing Date

                The closing of the transactions contemplated by this Agreement shall be at the offices of TD Waterhouse Asset Management, Inc., 100 Wall Street, New York, New York 10005 after the close of the New York Stock Exchange on June 17, 2005, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the “Closing Date.” To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund’s custody account with State Street Bank and Trust Company or JPMorgan Chase Bank, as the case may be, at the earliest practicable date thereafter.

7.      Conditions of the Acquired Fun

                The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

                a.       Representations and Warranties

                The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

                b.      Performance

                The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

                c.       Shareholder Approval

                This Agreement shall have been adopted, and the Reorganization shall have been approved, by the Majority Shareholder Vote. In the case of the TDW Dow 30 Fund, the change in fundamental investment objective shall have been approved by a Majority Shareholder Vote.

                d.      Approval of Board of Directors

                This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Price Corporation, on behalf of the Acquiring Fund.

                e.       Deliveries by the Acquiring Fund

                At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of the Price Corporation on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

ii. the unaudited financial statements of the Acquiring Fund required by Section 5(b)(ii) hereof;

iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, substantially to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Shares as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a “party to the reorganization” within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the Asset transfer solely in return for the Shares or on the distribution (whether actual or constructive) of the Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets in return for the Shares as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder’s holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided, that the Acquired Fund shares were held as a capital asset at the time of the exchange; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund’s holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account, subject to certain limitations, certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting; and

iv. a written opinion of Henry H. Hopkins, Esq., counsel to the Acquiring Fund, in form and substance, reasonably satisfactory to the Acquired Fund.

                f.        No Material Adverse Change

                There shall have occurred no material adverse change in the financial position of the Acquiring Fund since October 31, 2004 in the case of the Price International Equity Index Fund and the Price Bond Index Fund, or December 31, 2004 in the case of the Price Equity Index 500 Fund or the Price Extended Market Index Fund, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund’s customary operating expenses, each in the ordinary course of business.

                g.      Absence of Litigation

                There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

                h.      Proceedings and Documents

                All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

                i.       N-14 Registration Statement

                The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

                j.        Compliance with Laws; No Adverse Action or Decision

                Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

8.      Conditions of the Acquiring Fund

                The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

                a.       Representations and Warranties

                The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

                b.      Performance

                The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

                c.       Shareholder Approval

                This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote. In the case of the TDW Dow 30 Fund, the change in fundamental investment objective shall have been approved by a Majority Shareholder Vote.

                d.      Approval of Board of Trustees

                This Agreement shall have been adopted and the Reorganization and related matters shall have been approved by the Board of Trustees of TD Waterhouse Trust, on behalf of the Acquired Fund.

                e.       Deliveries by the Acquired Fund

                At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of TD Waterhouse Trust on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

ii. the unaudited financial statements of the Acquired Fund required by Section 5(b)(i) hereof;

iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof; and

iv. a written opinion of S&S, counsel to the Acquired Fund, (including opinions as to certain federal income tax matters), in form and substance, reasonably satisfactory to the Acquiring Fund; provided that any opinions as to matters of Delaware law shall be provided by Delaware counsel.

                f.        No Material Adverse Change

                There shall have occurred no material adverse change in the financial position of the Acquired Fund since January 31, 2005 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund’s customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest, subject to Section 5(d) hereof.

                g.      Absence of Litigation

                There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

                h.      Proceedings and Documents

                All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

                i.       N-14 Registration Statement

                The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

                j.        Compliance with Laws; No Adverse Action or Decision

                Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

                k.       Dividends

                Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, and all of its non-RIC earnings and profits as set forth in section 852(a)(2)(B) of the Code, if any, realized as of the Closing Date.

9.      Termination, Postponement and Waivers

                a.       Termination of Agreement

                Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

i. by the Acquired Fund or the Acquiring Fund if:

(1) the Board of Trustees of TD Waterhouse Trust and the Board of Directors of the Price Corporation so mutually agree in writing; or

(2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(2) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

ii. by the Acquired Fund if any condition of the Acquired Fund’s obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

iii. by the Acquiring Fund if any condition of the Acquiring Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

                b.      Commission Order

                If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of TD Waterhouse Trust and the Board of Directors of the Price Corporation to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

                c.       Effect of Termination

                In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, TD Waterhouse Trust or the Price Corporations, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

                d.      Waivers; Non-Material Changes

                At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10.    Survival of Representations and Warranties

                The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and none of TD Waterhouse Trust, the Acquired Fund, the Price Corporation, the Acquiring Fund, or any of their officers, trustees, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, director or agent of the Acquired Fund or the Acquiring Fund, or of TD Waterhouse Trust or the Price Corporations, against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11.    Other Matters

                a.       Obligations

                This instrument is executed on behalf of the Trustees of TD Waterhouse Trust on behalf of the Acquired Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers, agents or shareholders of TD Waterhouse Trust individually, but are binding solely upon the assets and property of the Acquired Fund.

                b.      Further Assurances

                Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

                c.       Notices

                Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

If to the Acquired Fund, to:	TD Waterhouse Trust
100 Wall Street
New York, NY 10005
Attention: Michele R. Teichner

If to the Acquiring Fund, to:	T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
Attention: Forrest R. Foss

                d.      Entire Agreement

                This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

                e.       Amendment

                Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that only the consent of the parties to a specific Reorganization shall be required to amend, modify, supersede, cancel, renew, extend or waive any provisions relating solely to such Reorganization; provided further that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

                f.        Governing Law

                This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

                g.      Assignment

                This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                h.      Costs of the Reorganization

                All costs of the Reorganization incurred by the TD Waterhouse Trust or an Acquired Fund shall be borne by TD Waterhouse Asset Management, Inc. or an affiliate thereof (“TD Waterhouse”), regardless of whether the Reorganization is consummated. All costs of the Reorganization incurred by the Price Corporation or the Acquiring Fund shall be borne by such party unless assumed by its investment adviser or an affiliate, regardless of whether the Reorganization is consummated.

                i.        Severability

                Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

                j.        Headings

                Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

                k.       Counterparts

                This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

                IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

ATTEST:	TD WATERHOUSE TRUST ON BEHALF OF
TD WATERHOUSE BOND INDEX FUND
TD WATERHOUSE DOW 30 FUND TD WATERHOUSE 500 INDEX FUND
TD WATERHOUSE EXTENDED MARKET INDEX FUND
TD WATERHOUSE ASIAN PACIFIC INDEX FUND TD WATERHOUSE EUROPEAN INDEX FUND

By: __________________________________	By: ______________________________________
Name: Title:	Name: Title:

ATTEST:	T. ROWE PRICE INDEX TRUST, INC. ON BEHALF OF T. ROWE PRICE EQUITY INDEX 500 FUND T. ROWE PRICE EXTENDED EQUITY INDEX FUND

By: ____________________________________	By: ______________________________________
Name: Title:	Name: Title:

ATTEST:	T. ROWE PRICE INTERNATIONAL INDEX FUND, INC. ON BEHALF OF T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

By: ____________________________________	By: ______________________________________
Name: Title:	Name: Title:

ATTEST:	T. ROWE PRICE U.S. BOND INDEX FUND, INC. ON BEHALF OF T. ROWE PRICE U.S. BOND INDEX FUND

By: ____________________________________	By: ______________________________________
Name: Title:	Name: Title:

T. ROWE PRICE INDEX TRUST, INC.
T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
T. ROWE PRICE U.S. BOND INDEX FUND, INC.

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2005

           This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (each a “Reorganization”) of each of the TD Waterhouse funds (the “TDW Funds”) referenced below, into the T. Rowe Price funds referenced below (the “Price Funds”), as set out in the following table:

TDW Funds	Price Funds

TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund

TD Waterhouse Dow 30 Fund	T. Rowe Price Equity Index 500 Fund

TD Waterhouse 500 Index Fund	T. Rowe Price Equity Index 500 Fund

TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund

TD Waterhouse Asian Pacific Index Fund	T. Rowe Price International Equity Index Fund

TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund

           This SAI contains information which may be of interest to shareholders relating to each Reorganization, but which is not included in the Combined Proxy Statement and Prospectus dated [ ], 2005 (the “Combined Proxy Statement/Prospectus”) of the Price Funds and TDW Funds. As described in the Combined Proxy Statement/Prospectus, a Reorganization would involve the transfer of substantially all the assets of the TDW Fund in exchange for shares of the Price Fund. The TDW Fund would distribute the Price Fund shares it receives to its shareholders in complete liquidation of the TDW Fund.

           This SAI is not a prospectus, and should be read in conjunction with the Combined Proxy Statement/Prospectus. This SAI and the Combined Proxy Statement/Prospectus have been filed with the Securities and Exchange Commission. Copies of the Combined Proxy Statement/Prospectus are available upon request and without charge by writing to TD Waterhouse Investor Services, Inc., Mutual Fund Services, P.O. Box 2630, Jersey City, New Jersey 07308-2630, or by calling 1-800-934-4448.

           The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the prospectuses and statements of additional information of the TDW Funds and Price Funds, other material incorporated by reference and other information regarding the TDW Funds and Price Funds.

TABLE OF CONTENTS

I.	Additional Information about the Price Funds and the TDW Funds		FILL IN
II.	Financial Statements of the Price Funds and the TDW Funds		FILL IN
III.	Pro Forma Combined Portfolio of Investments (Unaudited)
	a.	Pro Forma Combined Portfolio of Investments (Unaudited) for the TD Waterhouse Extended Market Index Fund and T. Rowe Price Extended Equity Market Index Fund as of December 31, 2004	FILL IN
b.	Pro Forma Combined Portfolio of Investments (Unaudited) for the TD Waterhouse Asian Pacific Index Fund, TD Waterhouse
		European Index Fund and T. Rowe Price International Equity Index Fund as of October 31, 2004	FILL IN
	c.	Pro Forma Combined Portfolio of Investments (Unaudited) for the TD Waterhouse Bond Index Fund and T. Rowe Price U.S. Bond Index Fund as of October 31, 2004	FILL IN
IV.	Pro Forma Combined Statement of Assets and Liabilities (Unaudited)
	a.	Pro Forma Combined Statement of Assets and Liabilities (Unaudited) for the TD Waterhouse Extended Market Index Fund and T. Rowe Price Extended Equity Market Index Fund as of December 31, 2004	FILL IN
b.	Pro Forma Combined Statement of
Assets and Liabilities (Unaudited) for the TD Waterhouse Asian Pacific Index
Fund, TD
		Waterhouse European Index Fund and T. Rowe Price International Equity Index Fund as of October 31, 2004	FILL IN
	c.	Pro Forma Combined Statement of Assets and Liabilities (Unaudited) for the TD Waterhouse Bond Index Fund and T. Rowe Price U.S. Bond Index Fund as of October 31, 2004	FILL IN
V.	Pro Forma Combined Statement of Operations (Unaudited)
	a.	Pro Forma Combined Statement of Operations (Unaudited) for the TD Waterhouse Extended Market Index Fund and T. Rowe Price Extended Equity Market Index Fund as of December 31, 2004	FILL IN
b.	Pro Forma Combined Statement of Operations (Unaudited) for the TD Waterhouse Asian Pacific Index Fund, TD Waterhouse
		European Index Fund and T. Rowe Price International Equity Index Fund as of October 31, 2004	FILL IN
	c.	Pro Forma Combined Statement of Operations (Unaudited) for the TD Waterhouse Bond Index Fund and T. Rowe Price U.S. Bond Index Fund as of October 31, 2004	FILL IN
VI.	Notes to Pro Forma Combined Financial Statements* (Unaudited)
	a.	TD Waterhouse Extended Market Index Fund and T. Rowe Price Extended Equity Market Index Fund	FILL IN
	b.	TD Waterhouse Asian Pacific Index Fund, TD Waterhouse European Index Fund and T. Rowe Price International Equity Index Fund	FILL IN
	c.	TD Waterhouse Bond Index Fund and T. Rowe Price U.S. Bond Index Fund	FILL IN

* The accompanying notes are an integral part of the pro forma financial statements.

ADDITIONAL INFORMATION ABOUT THE PRICE FUNDS AND THE TDW FUNDS

           FOR THE PRICE FUNDS: Incorporates by reference the Statement of Additional Information for the Price Funds dated March 1, 2005, as supplemented, as filed with the Securities and Exchange Commission.

           FOR THE TDW FUNDS: Incorporates by reference the Statement of Additional Information for the TDW Funds dated May 28, 2004, as supplemented, as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

           This SAI incorporates by reference (i) the Annual Report of the T. Rowe Price Equity Index 500 Fund and T. Rowe Price Extended Equity Market Index Fund for the year ended December 31, 2004, (ii) the Annual Report of the T. Rowe Price International Equity Index Fund for the year ended October 31, 2004, (iii) the Annual Report of the T. Rowe Price U.S. Bond Index Fund for the year ended October 31, 2004, and (iv) the Annual Report of the TDW Funds for the year ended January 31, 2005. Each of these reports contains historical financial information regarding the Funds and has been filed with the Securities and Exchange Commission. The financial statements therein, and, in the case of the Annual Reports, the report of the independent registered public accounting firm therein, are incorporated herein by reference.

            Pro forma financial statements of the TDW Funds and Price Funds are provided on the following pages.

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
1ST SOURCE	510	1,341	1,851	$13	$34	$47
21ST CENTURY INS GROUP	1,150	2,900	4,050	16	39	55
24 / 7 REAL MEDIA	—	2,520	2,520	—	11	11
3COM	10,880	15,500	26,380	45	65	110
4 KIDS ENTERTAINMENT	350	1,100	1,450	8	23	31
7 ELEVEN	1,150	4,800	5,950	28	115	143
99 CENTS ONLY STORES	500	3,065	3,565	8	50	58
A C MOORE ARTS + CRAFTS	460	1,000	1,460	13	29	42
A S V	250	800	1,050	12	38	50
AAIPHARMA	525	—	525	2	—	2
AAON	832	950	1,782	13	15	28
AAR	—	1,500	1,500	—	21	21
AARON RENTS CL A	—	1,575	1,575	—	36	36
AARON RENTS CL B	915	1,875	2,790	23	47	70
ABAXIS	400	—	400	6	—	6
ABERCROMBIE AND FITCH CO CL A	1,382	4,000	5,382	65	188	253
ABGENIX	1,070	4,300	5,370	11	44	55
ABIGAIL ADAMS NATL BANCORP	—	220	220	—	4	4
ABIOMED	—	3,400	3,400	—	53	53
ABLE LABORATORIES	400	—	400	9	—	9
ABLEST	—	1,700	1,700	—	13	13
ABM INDS	1,550	1,900	3,450	31	37	68
ACADIA REALTY TRUST	1,658	—	1,658	27	—	27
ACCELRYS	610	2,000	2,610	5	16	21
ACCERIS COMMUNICATIONS	—	900	900	—	1	1
ACCLAIM ENTMT	—	3,100	3,100	—	—	—
ACCREDITED HOME LENDERS	430	—	430	21	—	21
ACCREDO HEALTH	535	2,191	2,726	15	61	76
ACE CASH EXPRESS	300	—	300	9	—	9
ACME COMMUNICATIONS	—	1,700	1,700	—	12	12
ACR GROUP	—	1,400	1,400	—	4	4
ACTEL	350	1,600	1,950	6	28	34
ACTION PERFORMANCE COS	—	1,800	1,800	—	20	20
ACTIVISION	2,175	5,250	7,425	44	106	150
ACTRADE FIN’L TECH	350	—	350	—	—	—
ACTUANT CL A	300	1,210	1,510	16	63	79
ACTUATE	500	2,700	3,200	1	7	8
ACUITY BRANDS	750	1,800	2,550	24	57	81
ACXIOM	800	4,100	4,900	21	108	129

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
ADAMS RESOURCES + ENERGY	—	2,300	2,300	—	41	41
ADAPTEC	3,250	4,400	7,650	25	33	58
ADELPHIA BUSINESS SOLUTIONS	199	—	199	—	—	—
ADELPHIA MUN	400	—	400	—	—	—
ADESA	848	5,000	5,848	18	106	124
ADMINISTAFF	450	1,100	1,550	6	14	20
ADOLOR	800	1,500	2,300	8	15	23
ADTRAN	710	3,200	3,910	14	61	75
ADVANCE AUTO PARTS	1,078	3,112	4,190	47	136	183
ADVANCED DIGITAL INFORMATION	650	2,900	3,550	7	29	36
ADVANCED ENERGY INDS	350	2,900	3,250	3	26	29
ADVANCED ENVIRONMENTAL RECYCLICL A	—	4,000	4,000	—	5	5
ADVANCED MARKETING SVCS	—	2,000	2,000	—	20	20
ADVANCED MED OPTICS	620	1,500	2,120	26	62	88
ADVANCED NEUROMODULATION SYS	300	950	1,250	12	37	49
ADVANTA CL A	450	1,466	1,916	10	33	43
ADVENT SOFTWARE	700	1,400	2,100	14	29	43
ADVISORY BRD CO	340	1,200	1,540	13	44	57
ADVO	450	1,550	2,000	16	55	71
AEHR TEST SYS	—	1,600	1,600	—	7	7
AEROFLEX	650	3,400	4,050	8	41	49
AEROGEN	—	3,900	3,900	—	8	8
AEROPOSTALE	555	2,550	3,105	16	75	91
AETHER SYSTEMS	150	5,700	5,850	1	19	20
AFFILIATED MANAGERS GROUP	375	1,500	1,875	25	102	127
AFFORDABLE RESIDENTIAL	500	—	500	7	—	7
AFFYMETRIX OC CAP STK	780	2,660	3,440	29	97	126
AFTERMARKET TECHNOLOGY	500	1,800	2,300	8	29	37
AGCO	1,450	3,600	5,050	32	79	111
AGERE SYS CL A	15,370	67,700	83,070	21	93	114
AGILE SOFTWARE	900	2,100	3,000	7	17	24
AGILYSYS	2,052	2,100	4,152	35	36	71
AGL RES	1,550	2,900	4,450	52	96	148
AGREE RLTY	—	800	800	—	25	25
AIRGAS	1,350	3,300	4,650	36	87	123
AIRTRAN HOLDINGS	630	4,000	4,630	7	43	50
AK STL HLDG	2,240	5,844	8,084	32	85	117
AKAMAI TECHNOLOGIES	1,800	5,878	7,678	23	77	100
ALABAMA NATL BANCORPORATION	200	700	900	13	45	58
ALAMOSA HOLDINGS	2,300	5,300	7,600	29	66	95
ALASKA AIR GROUP	350	1,200	1,550	12	40	52
ALASKA COMMUNICATIONS SYS	1,100	2,700	3,800	9	23	32

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
ALBANY INTL CLASS A	340	1,710	2,050	12	60	72
ALBANY MOLECULAR RESH	810	2,300	3,110	9	26	35
ALBEMARLE	700	1,800	2,500	27	70	97
ALDERWOODS GROUP	600	—	600	7	—	7
ALEXANDER + BALDWIN	450	2,000	2,450	19	85	104
ALEXANDERS	90	250	340	19	54	73
ALEXANDRIA REAL ESTATE EQUIT	220	800	1,020	16	60	76
ALEXION PHARMACEUTICALS	550	1,200	1,750	14	30	44
ALFA	1,270	3,700	4,970	20	56	76
ALICO	—	600	600	—	35	35
ALIGN TECHNOLOGY	730	3,300	4,030	8	35	43
ALKERMES	1,210	4,400	5,610	17	62	79
ALLEGHANY	211	333	544	60	95	155
ALLETE	282	1,100	1,382	10	40	50
ALLIANCE CAP MGMT HLDG LP UNIT LTD PARTNERSHIP INT	1,163	3,200	4,363	49	134	183
ALLIANCE DATA SYSTEMS	1,800	3,400	5,200	85	161	246
ALLIANCE GAMING	650	3,000	3,650	9	41	50
ALLIANCE IMAGING	—	3,400	3,400	—	38	38
ALLIANCE RESOURCE PARTNER	320	—	320	24	—	24
ALLIANCE SEMICONDUCTOR	—	3,100	3,100	—	11	11
ALLIANT ENERGY	1,648	4,700	6,348	47	134	181
ALLIANT TECHSYSTEMS	725	1,675	2,400	47	110	157
ALLIED DEFENSE GROUP	—	600	600	—	13	13
ALLIED HLDGS	—	3,500	3,500	—	10	10
ALLMERICA FINL	520	2,300	2,820	17	76	93
ALLOS THERAPEUTICS	—	300	300	—	1	1
ALLOY	—	3,200	3,200	—	26	26
ALLSCRIPTS HEATHCARE SOLUTIONS	900	3,200	4,100	10	34	44
ALPHARMA CL A	700	2,600	3,300	12	44	56
ALTIRIS	350	1,000	1,350	12	35	47
AMAZON	5,924	17,300	23,224	262	766	1,028
AMB PPTY	1,204	3,600	4,804	49	145	194
AMCAST INDL	—	2,200	2,200	—	—	—
AMCOL INTERNATIONAL	450	—	450	9	—	9
AMCORE FINL	490	1,200	1,690	16	39	55
AMER HEALTHWAYS	400	—	400	13	—	13
AMERCO	300	1,700	2,000	14	78	92
AMERIANA BANCORP	—	960	960	—	15	15
AMERICA ONLINE LATIN AMER CL A	—	10,600	10,600	—	8	8
AMERICA WEST HLDG CL B	700	3,800	4,500	5	25	30
AMERICAN ACCESS TECHNOLOGIES	—	2,400	2,400	—	5	5
AMERICAN AXLE + MFG HLDGS	500	2,200	2,700	15	67	82

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
AMERICAN BIO MEDIA	—	3,000	3,000	—	3	3
AMERICAN EAGLE OUTFITTERS	960	2,700	3,660	45	127	172
AMERICAN FINL GROUP OHIO	1,340	2,700	4,040	42	85	127
AMERICAN FINL RLTY TR	2,850	4,700	7,550	46	76	122
AMERICAN GREETINGS CL A	750	3,000	3,750	19	76	95
AMERICAN HOME MTG INVT	560	2,195	2,755	19	75	94
AMERICAN ITALIAN PASTA CO CL A	400	900	1,300	9	21	30
AMERICAN LOCKER GROUP	—	1,300	1,300	—	19	19
AMERICAN MED SYS HLDGS	500	1,400	1,900	21	59	80
AMERICAN MTG ACCEP CO SH BEN INT	—	1,500	1,500	—	26	26
AMERICAN NATL INS CO	390	950	1,340	41	99	140
AMERICAN PHARMACEUTICAL PART	1,550	3,000	4,550	58	112	170
AMERICAN REAL ESTATE PART LIMITED PARTNERSHIP	770	1,800	2,570	22	51	73
AMERICAN SCIENCE + ENGR	—	700	700	—	29	29
AMERICAN SUPERCONDUCTOR	—	2,100	2,100	—	31	31
AMERICAN TOWER CL A	3,267	9,600	12,867	60	177	237
AMERICAN VANGUARD	200	—	200	7	—	7
AMERICAN WOODMARK	380	1,000	1,380	17	44	61
AMERICREDIT	2,210	6,600	8,810	54	161	215
AMERIGROUP	790	1,100	1,890	60	83	143
AMERISTAR CASINOS	400	1,000	1,400	17	43	60
AMERITRADE HLDG	6,133	18,200	24,333	87	259	346
AMERIVEST PPTYS	—	3,000	3,000	—	19	19
AMERON INTL	—	700	700	—	27	27
AMERUS GROUP CO	750	1,700	2,450	34	77	111
AMETEK	1,000	2,900	3,900	36	103	139
AMIS HLDGS	400	3,400	3,800	7	56	63
AMKOR TECHNOLOGY	1,620	7,800	9,420	11	52	63
AMLI RESIDENTIAL PPTYS TR SH BEN INT	430	1,100	1,530	14	35	49
AMN HEALTHCARE SVCS	400	1,205	1,605	6	19	25
AMPHENOL CL A	950	4,000	4,950	35	147	182
AMR	2,610	6,700	9,310	29	73	102
AMSURG	450	1,450	1,900	13	43	56
AMTECH SYS	—	1,600	1,600	—	7	7
AMYLIN PHARMACEUTICALS	2,163	4,100	6,263	51	96	147
ANADIGICS	—	2,595	2,595	—	10	10
ANALOGIC	280	700	980	13	31	44
ANAREN	—	1,400	1,400	—	18	18
ANCHOR BANCORP WIS	480	1,000	1,480	14	29	43
ANDRX ANDRX GROUP	690	3,100	3,790	15	68	83
ANIXTER INTL	600	1,400	2,000	22	50	72
ANNALY MTG MGMT	2,150	5,100	7,250	42	100	142

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
ANNTAYLOR STORES	675	3,000	3,675	15	65	80
ANSOFT	—	1,400	1,400	—	28	28
ANSWERTHINK CDT	—	3,400	3,400	—	16	16
ANSYS	620	1,400	2,020	20	45	65
ANTEON INTERNATIONAL	600	1,600	2,200	25	67	92
ANTHRACITE CAP	950	1,800	2,750	12	22	34
ANTIGENICS	900	2,400	3,300	9	24	33
ANWORTH MORTGAG	600	—	600	6	—	6
APAC CUSTOMER SVCS	—	5,100	5,100	—	9	9
APCO ARGENTINA	616	—	616	23	—	23
APHTON	—	3,600	3,600	—	11	11
APOGEE ENTERPRISES	—	1,300	1,300	—	17	17
APOLLO INVT	—	2,600	2,600	—	39	39
APPLEBEES INTL	1,500	3,175	4,675	40	84	124
APPLERA CELERA GENOMICS	1,140	2,493	3,633	16	34	50
APPLICA	—	1,300	1,300	—	8	8
APPLIED FILMS	440	—	440	9	—	9
APPLIED INDL TECHNOLOGIES	375	1,200	1,575	10	33	43
APPLIED SIGNAL TECH	250	—	250	9	—	9
APRIA HEALTHCARE GROUP	1,040	2,300	3,340	34	76	110
APTARGROUP	680	1,500	2,180	36	79	115
AQUA AMER	2,375	3,951	6,326	58	97	155
AQUANTIVE	800	4,300	5,100	7	38	45
AQUILA	3,275	6,788	10,063	12	25	37
ARAMARK CL B	2,718	7,600	10,318	72	201	273
ARBITRON	420	1,600	2,020	16	63	79
ARBOR REALTY TRUST	400	—	400	10	—	10
ARCH CAP GROUP LTD SHS	410	1,500	1,910	16	58	74
ARCH CHEMICALS	440	950	1,390	13	27	40
ARCH COAL	1,400	2,400	3,800	50	85	135
ARCHON	—	1,100	1,100	—	22	22
ARCTIC CAT	380	1,057	1,437	10	28	38
ARDEN GROUP CL A	—	200	200	—	20	20
ARDEN RLTY	650	2,700	3,350	25	102	127
ARENA PHARMACEUTICALS	—	2,500	2,500	—	17	17
ARGONAUT GROUP	400	1,600	2,000	8	34	42
ARGOSY GAMING	300	1,600	1,900	14	75	89
ARI NETWORK SVCS	—	3,100	3,100	—	7	7
ARIAD PHARMACEUTICALS	900	2,900	3,800	7	22	29
ARIBA	568	2,747	3,315	9	46	55
ARKANSAS BEST	510	1,300	1,810	23	58	81
ARMOR HLDGS	550	800	1,350	26	38	64

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
AROTECH	—
		5,100
			5,100
				—
					8
						8

ARQULE	—	3,000	3,000	—	17	17
ARRAY BIOPHARMA	—	3,200	3,200	—	30	30
ARRHYTHMIA RESH TECHNOLOGY	—	700	700	—	15	15
ARRIS GROUP	1,450	3,800	5,250	10	27	37
ARROW ELECTRS	1,675	4,900	6,575	41	119	160
ARROW FINL	257	859	1,116	8	27	35
ARROW INTERNATIONAL	410	1,900	2,310	13	59	72
ART TECHNOLOGY	800	—	800	1	—	1
ARTESYN TECHNOLOGIES	750	2,600	3,350	8	29	37
ARTHROCARE	520	1,600	2,120	17	51	68
ARVINMERITOR	930	3,225	4,155	21	72	93
ASBURY AUTOMOTIVE GROUP	740	2,200	2,940	10	30	40
ASCENTIAL SOFTWARE	520	2,675	3,195	8	44	52
ASK JEEVES OC	530	2,700	3,230	14	72	86
ASPECT COMMUNICATIONS	650	3,000	3,650	7	33	40
ASPECT MEDICAL SYSTEMS	450	—	450	11	—	11
ASPEN TECHNOLOGY	—	3,400	3,400	—	21	21
ASSOCIATED BANC	1,621	4,854	6,475	54	161	215
ASSURANT	3,400	5,900	9,300	104	180	284
ASTA FDG	—	1,200	1,200	—	32	32
ASTEC INDS	600	1,800	2,400	10	31	41
ASTORIA FINL	1,114	3,500	4,614	45	140	185
ASYST TECHNOLOGIES	550	2,900	3,450	3	15	18
AT RD	650	4,900	5,550	4	34	38
ATARI	—	4,700	4,700	—	14	14
ATHEROGENICS	1,000	1,800	2,800	24	42	66
ATHEROS COMMUNICATIONS	550	2,000	2,550	6	21	27
ATMEL	13,090	20,900	33,990	51	82	133
ATMI	1,150	1,200	2,350	26	27	53
ATMOS ENERGY	1,860	2,300	4,160	51	63	114
ATP OIL & GAS	2,000	—	2,000	37	—	37
ATWOOD OCEANICS	250	700	950	13	36	49
AUDIOVOX .	1,464	—	1,464	23	—	23
AUTHENTIDATE HLDG	550	3,900	4,450	3	24	27
AUTOBYTEL	960	2,900	3,860	6	18	24
AVALON CORRECTIONAL SVCS	—	2,300	2,300	—	6	6
AVALONBAY CMNTYS	1,000	2,984	3,984	75	225	300
AVANEX	1,600	5,800	7,400	5	19	24
AVANT IMMUNOTHERAPEUTICS	1,900	—	1,900	4	—	4
AVATAR HOLDINGS	200	—	200	10	—	10
AVI BIOPHARMA	—	3,100	3,100	—	7	7

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
AVIALL	400
		1,400
			1,800
				9
					32
						41

AVID TECHNOLOGY	310	1,500	1,810	19	93	112
AVIGEN	—	200	200	—	1	1
AVISTA	790	2,300	3,090	14	41	55
AVNET	1,754	4,996	6,750	32	91	123
AVOCENT	1,255	2,045	3,300	51	83	134
AVX	1,552	7,100	8,652	20	89	109
AWARE MASS	—	1,300	1,300	—	6	6
AXCELIS TECHNOLOGIES	1,130	3,000	4,130	9	24	33
AZTAR	540	1,700	2,240	19	59	78
BADGER PAPER MLS	—	1,900	1,900	—	8	8
BAKER MICHAEL	—	1,100	1,100	—	22	22
BALDOR ELEC CO	740	1,300	2,040	20	36	56
BALDWIN + LYONS CL B	300	1,175	1,475	8	31	39
BALLY TOTAL FITNESS HLDG	—	1,500	1,500	—	6	6
BANCFIRST	150	—	150	12	—	12
BANCINSURANCE	—	2,310	2,310	—	17	17
BANCORPSOUTH	1,350	3,325	4,675	33	81	114
BANCTRUST FINL GROUP	—	700	700	—	17	17
BANDAG	350	700	1,050	17	35	52
BANK GRANITE FALLS	872	—	872	18	—	18
BANK HAWAII	766	2,400	3,166	39	122	161
BANK MUTUAL	1,927	4,234	6,161	23	52	75
BANK OF THE OZARKS	300	—	300	10	—	10
BANKATLANTIC BANCORP CL A	950	2,700	3,650	19	54	73
BANKNORTH GROUP	2,270	7,195	9,465	83	263	346
BANKUNITED FINL	770	1,700	2,470	25	54	79
BANNER	754	960	1,714	24	30	54
BANTA	300	1,000	1,300	13	45	58
BARNES + NOBLE	650	3,000	3,650	21	97	118
BARNES GROUP	300	1,000	1,300	8	27	35
BARR PHARMACEUTICALS	1,519	4,325	5,844	69	197	266
BARRETT BILL	—	1,700	1,700	—	54	54
BAY VIEW CAP	—	480	480	—	7	7
BAYCORP HLDGS LTD	—	662	662	—	8	8
BE AEROSPACE	1,250	3,300	4,550	15	38	53
BEA SYS	5,972	16,900	22,872	53	150	203
BEACON PWR	—	9,300	9,300	—	9	9
BEARINGPOINT	3,792	8,700	12,492	30	70	100
BEASLEY BROADCAST GROUP CL A	500	1,200	1,700	9	21	30
BEAZER HOMES USA	190	500	690	28	73	101
BEBE STORES	900	2,250	3,150	24	61	85

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
BECKMAN COULTER	892	2,700	3,592	60	181	241
BEDFORD PPTY INVS	250	1,100	1,350	7	31	38
BEI TECHNOLOGIES	250	1,100	1,350	8	34	42
BEL FUSE CL A	—	1,100	1,100	—	32	32
BELDEN CDT	400	2,875	3,275	9	67	76
BELL MICROPRODUCTS	—	2,400	2,400	—	23	23
BELO SER A	1,280	5,000	6,280	34	131	165
BENCHMARK ELECTRS	600	2,000	2,600	20	68	88
BENTLEY PHARMACEUTICALS	1,172	—	1,172	13	—	13
BERKLEY W R	1,224	3,275	4,499	58	154	212
BERKSHIRE HATHAWAY CL A	22	65	87	1,934	5,714	7,648
BERRY PETE CO CL A	490	1,000	1,490	23	48	71
BEVERLY ENTERPRISES	1,850	4,800	6,650	17	44	61
BIG 5 SPORTING GOODS	300	1,500	1,800	9	44	53
BIO RAD LABORATORIES CLASS A	800	1,000	1,800	46	57	103
BIOCRYST PHARMACEUTICALS	—	1,800	1,800	—	10	10
BIOLASE TECHNOLOGY	500	—	500	5	—	5
BIOMARIN PHARMACEUTICAL	1,590	3,800	5,390	10	24	34
BIOPURE CL A	—	4,700	4,700	—	3	3
BIOSITE	400	800	1,200	25	49	74
BIOSOURCE INTL	—	2,400	2,400	—	17	17
BIOSPHERE MED	—	2,100	2,100	—	8	8
BIOVERIS	780	2,100	2,880	6	15	21
BISYS GROUP	—	5,600	5,600	—	92	92
BJ’S RESTAURANTS	1,533	—	1,533	21	—	21
BJS WHSL CLUB	1,900	3,100	5,000	55	90	145
BLACK BOX	600	970	1,570	29	47	76
BLACK HILLS	840	1,300	2,140	26	40	66
BLACKROCK CL A	210	800	1,010	16	62	78
BLOCKBUSTER CL A	800	7,700	8,500	8	73	81
BLOUNT INTL	2,277	—	2,277	40	—	40
BLUE COAT SYSTEMS	20	—	20	—	—	—
BLUE NILE	—	1,100	1,100	—	30	30
BLUEFLY	—	700	700	—	2	2
BLUEGREEN CORPORATION	600	—	600	12	—	12
BLYTH	850	2,000	2,850	25	59	84
BNC	—	300	300	—	5	5
BNP RESIDENTIAL PPTYS	—	700	700	—	11	11
BOB EVANS FARMS	300	1,500	1,800	8	39	47
BOK FINL	801	2,536	3,337	39	124	163
BON TON STORES	—	1,200	1,200	—	19	19
BONE CARE INTL	350	1,100	1,450	10	31	41

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
BORDERS GROUP	1,000	3,000	4,000	25	76	101
BORG WARNER	1,070	2,200	3,270	58	119	177
BORLAND SOFTWARE	1,810	3,200	5,010	21	37	58
BOSTON COMMUNICATIONS GROUP	—	2,400	2,400	—	22	22
BOSTON PPTYS	1,410	4,700	6,110	91	304	395
BOSTON PRIVATE FINL HLDGS	540	1,459	1,999	15	41	56
BOSTONFED BANCORP	—	600	600	—	27	27
BOTTOMLINE TECHNOLOGIES	—	1,500	1,500	—	22	22
BOWATER	550	2,300	2,850	24	101	125
BOWL AMER CL A	—	300	300	—	4	4
BOWNE + CO	750	2,200	2,950	12	36	48
BOYD GAMING	1,269	3,600	4,869	53	150	203
BOYDS COLLECTION LTD	—	2,700	2,700	—	12	12
BP PRUDHOE BAY RTY TR UNIT BEN INT	420	1,300	1,720	20	63	83
BRADLEY PHARMACEUTICALS	—	1,100	1,100	—	21	21
BRADY CL A	350	1,000	1,350	22	63	85
BRANDYWINE RLTY TR SH BEN INT	580	1,800	2,380	17	53	70
BRE PPTYS	650	2,100	2,750	26	85	111
BRIDGFORD FOODS	—	1,000	1,000	—	9	9
BRIGGS + STRATTON	800	1,600	2,400	33	67	100
BRIGHT HORIZONS FAMILY SOLUT	260	600	860	17	39	56
BRIGHTPOINT	—	1,600	1,600	—	31	31
BRILLIAN	25	237	262	—	1	1
BRINKER INTL	1,403	3,850	5,253	49	135	184
BRINKS CO	1,650	2,449	4,099	65	97	162
BRISTOL WEST HLDGS	350	1,700	2,050	7	34	41
BROADVISION	—	4,288	4,288	—	12	12
BROADWING	564	2,490	3,054	5	23	28
BROCADE COMMUNICATIONS SYS	8,772	10,940	19,712	67	84	151
BROOKFIELD HOMES	800	1,200	2,000	27	41	68
BROOKLINE BANCORP	680	2,249	2,929	11	37	48
BROOKS AUTOMATION	1,410	1,764	3,174	24	30	54
BROOKSTONE	400	—	400	8	—	8
BROWN + BROWN	1,003	2,700	3,703	44	118	162
BROWN SHOE	280	1,100	1,380	8	33	41
BRUKER BIOSCIENCES	1,450	4,600	6,050	6	19	25
BTU INTL	—	2,400	2,400	—	7	7
BUCA OC	—	2,400	2,400	—	17	17
BUCKEYE PARTNERS L P LIMITED PARTNERSHIP	300	1,400	1,700	13	59	72
BUCKEYE TECHNOLOGIES	700	2,600	3,300	9	34	43
BUCKLE	250	1,000	1,250	7	30	37
BUILDING MATLS HLDG	—	900	900	—	34	34

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
BUNGE LIMITED SHS	1,602	4,600	6,202	91	262	353
BURKE MLS	—	3,800	3,800	—	5	5
BURLINGTON COAT FACTORY WHSE	760	2,100	2,860	17	48	65
BURNHAM PACIFIC PROP REIT	2,050	—	2,050	—	—	—
BWC FINL CDT	—	1,127	1,127	—	25	25
CCOR NET CORPORATION	900	3,400	4,300	8	32	40
CDI	400	700	1,100	9	15	24
CH ROBINSON WORLDWIDE	1,200	3,500	4,700	67	194	261
C+D TECHNOLOGIES	300	1,000	1,300	5	17	22
CABELAS	—	2,700	2,700	—	61	61
CABLEVISION NY GROUP CLASS A CL A	4,499	12,960	17,459	112	323	435
CABOT	650	2,900	3,550	25	112	137
CABOT MICROELECTRONICS	250	1,032	1,282	10	41	51
CABOT OIL + GAS	500	1,600	2,100	22	71	93
CACI INTL CL A	300	1,400	1,700	20	95	115
CADENCE DESIGN SYS	3,840	11,477	15,317	53	158	211
CADMUS COMMUNICATIONS RTS	—	1,500	1,500	—	19	19
CAESARS ENTMT	4,290	13,200	17,490	86	266	352
CAL DIVE INTL	550	1,700	2,250	22	69	91
CALAMP	—	2,500	2,500	—	22	22
CALGON CARBON STK	—	3,500	3,500	—	32	32
CALIFORNIA FIRST NATL BANCORP	—	500	500	—	6	6
CALIFORNIA MICRO DEVICES	—	2,300	2,300	—	16	16
CALIFORNIA PIZZA KITCHEN	400	1,200	1,600	9	28	37
CALIFORNIA WATER SERVICE GRP	—	1,200	1,200	—	45	45
CALIPER LIFE SCIENCES	250	—	250	2	—	2
CALLAWAY GOLF CO	1,550	3,800	5,350	21	51	72
CALLON PETE CO	1,050	1,600	2,650	15	23	38
CAMBREX	510	1,200	1,710	14	33	47
CAMCO FINL	—	700	700	—	11	11
CAMDEN NATL	—	900	900	—	35	35
CAMDEN PPTY TR	700	1,600	2,300	36	82	118
CANDELA	—	3,200	3,200	—	36	36
CAPITAL AUTOMOTIVE REIT	350	1,500	1,850	12	53	65
CAPITAL CITY BANK GROUP	290	—	290	12	—	12
CAPITAL CORP OF THE WEST	—	671	671	—	32	32
CAPITAL CROSSING BK	—	1,000	1,000	—	31	31
CAPITAL PPTYS R I	—	1,200	1,200	—	22	22
CAPITAL PPTYS R I CL B	—	120	120	—	—	—
CAPITAL SR LIVING	—	2,400	2,400	—	14	14
CAPITALSOURCE	1,712	4,900	6,612	44	126	170
CAPITOL FED FINL	719	3,200	3,919	26	115	141

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
CAPSTONE TURBINE	200	5,800	6,000	—	11	11
CAPTARIS	—	2,600	2,600	—	13	13
CAPTIVA SOFTWARE	—	500	500	—	5	5
CARAUSTAR INDS	550	1,300	1,850	9	22	31
CARBO CERAMICS	250	600	850	17	41	58
CAREER ED	1,491	4,400	5,891	60	176	236
CARLISLE COS	310	1,500	1,810	20	97	117
CARMAX	1,514	4,600	6,114	47	143	190
CARMIKE CINEMAS	200	—	200	7	—	7
CARPENTER TECHNOLOGY	400	1,000	1,400	23	58	81
CARRAMERICA RLTY	700	2,200	2,900	23	73	96
CARRIAGE SVCS CL A	—	1,600	1,600	—	8	8
CARRIER ACCESS	—	1,900	1,900	—	20	20
CARRIZO OIL + GAS	—	2,300	2,300	—	26	26
CARTER’S	500	—	500	17	—	17
CASCADE	250	—	250	10	—	10
CASCADE BANCORP	400	—	400	8	—	8
CASCADE NAT GAS	—	1,100	1,100	—	23	23
CASELLA WASTE SYS CL A	75	1,300	1,375	1	19	20
CASEYS GEN STORES	1,200	1,900	3,100	22	34	56
CASH AMER INTL	560	1,400	1,960	17	42	59
CASTLE ENERGY	—	1,400	1,400	—	17	17
CATALINA MARKETING	1,150	2,250	3,400	34	67	101
CATALYST SEMICONDUCTOR	—	1,600	1,600	—	9	9
CATAPULT COMMUNICATIONS	—	800	800	—	19	19
CATELLUS DEV	1,447	4,203	5,650	44	129	173
CATHAY GENERAL BANCORP	682	2,474	3,156	26	93	119
CATO CL A	—	1,500	1,500	—	43	43
CB RICHARD ELLIS GROUP CL A	1,650	3,100	4,750	55	104	159
CBL + ASSOC PPTYS	330	1,500	1,830	25	115	140
CBRL GROUP	500	2,400	2,900	21	100	121
CCC INFORMATION SVCS GROUP	—	1,307	1,307	—	29	29
CDW	1,090	3,600	4,690	72	239	311
CEC ENTMT	375	1,650	2,025	15	66	81
CEDAR FAIR L P LIMITED PARTNERSHIP	1,450	2,000	3,450	48	66	114
CELERITEK	—	1,100	1,100	—	2	2
CELGENE	2,240	7,000	9,240	59	186	245
CELL GENESYS	700	2,800	3,500	6	23	29
CELL THERAPEUTICS CDT	1,000	3,400	4,400	8	28	36
CELLEGY PHARMACEUTICALS	—	2,400	2,400	—	7	7
CENTENE	800	—	800	23	—	23
CENTENNIAL COMMUNICATIONS CL A	1,790	6,500	8,290	14	52	66

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
CENTER BANCORP	—	970	970	—	13	13
CENTERPOINT PPTYS TR	1,120	2,000	3,120	54	96	150
CENTILLIUM COMMUNICATIONS	—	4,400	4,400	—	11	11
CENTRAL EURO DISTRIBUTION	300	—	300	9	—	9
CENTRAL GARDEN + PET CO	350	900	1,250	15	38	53
CENTRAL PAC FINL	—	1,273	1,273	—	46	46
CENTRAL PKG	660	1,400	2,060	10	21	31
CENTRAL VT PUBLIC SERVICE	—	1,100	1,100	—	26	26
CENTURY ALUM CO	430	2,200	2,630	11	58	69
CENTURY BANCORP MASS CL A	—	600	600	—	18	18
CENTURY BUSINESS SERVICES	1,650	—	1,650	7	—	7
CENVEO	2,200	3,500	5,700	7	11	18
CEPHALON	610	2,300	2,910	31	117	148
CEPHEID	800	2,900	3,700	8	29	37
CERADYNE	200	—	200	11	—	11
CERES GROUP	2,000	—	2,000	10	—	10
CERIDIAN	1,650	6,500	8,150	30	119	149
CERNER	430	1,600	2,030	23	85	108
CERTEGY	900	3,100	4,000	32	110	142
CERUS	—	1,970	1,970	—	6	6
CEVA	—	1,600	1,600	—	15	15
CFC INTL	—	1,600	1,600	—	25	25
CH ENERGY GROUP	150	800	950	7	38	45
CHALONE WINE GROUP LTD	—	1,500	1,500	—	21	21
CHAMPION ENTERPRISES	1,709	4,800	6,509	20	57	77
CHANNELL L	—	1,700	1,700	—	14	14
CHARLES + COLVARD LTD	—	700	700	—	7	7
CHARLES RIV LABORATORIES INTL	650	2,716	3,366	30	125	155
CHARLES RIVER ASSOCIATES	150	—	150	7	—	7
CHARLOTTE RUSSE HLDG	400	1,200	1,600	4	12	16
CHARMING SHOPPES	2,320	5,200	7,520	22	49	71
CHARTER COMMUNICATIONS CL A	2,810	13,400	16,210	6	30	36
CHARTER FINL WEST PT GA	360	800	1,160	16	35	51
CHARTERMAC SH BEN INT	500	1,700	2,200	12	42	54
CHASE	—	1,000	1,000	—	16	16
CHATTEM	500	1,300	1,800	17	43	60
CHECKFREE	1,012	3,800	4,812	39	145	184
CHECKPOINT SYSTEMS	660	—	660	12	—	12
CHEESECAKE FACTORY	1,695	3,075	4,770	55	100	155
CHEMED	300	400	700	20	27	47
CHEMICAL FINL	900	873	1,773	39	37	76
CHEROKEE	—	900	900	—	32	32

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
CHESAPEAKE	460	600	1,060	12	16	28
CHESAPEAKE ENERGY	4,748	9,800	14,548	78	162	240
CHESAPEAKE UTILS	—	800	800	—	21	21
CHICAGO MERCHANTILE EXCHANGE	450	1,450	1,900	103	332	435
CHICOS FAS	1,250	3,700	4,950	57	168	225
CHILDRENS PL RETAIL STORES	350	1,100	1,450	13	41	54
CHIQUITA BRANDS INTL	550	1,700	2,250	12	38	50
CHITTENDEN	512	2,112	2,624	15	61	76
CHOICE HOTELS	500	1,500	2,000	29	87	116
CHOICEPOINT	1,233	3,524	4,757	57	162	219
CHORDIANT SOFTWARE	—	6,020	6,020	—	14	14
CHRISTOPHER + BANKS	380	1,812	2,192	7	33	40
CHURCH + DWIGHT	675	2,550	3,225	23	86	109
CHURCHILL DOWNS	200	500	700	9	22	31
CIBER	1,140	2,900	4,040	11	28	39
CIMAREX ENERGY CO	1,446	2,040	3,486	55	77	132
CINCINNATI BELL	8,900	9,448	18,348	37	39	76
CIPHERGEN BIOSYSTEMS	—	3,000	3,000	—	13	13
CIRRUS LOGIC	1,640	4,800	6,440	9	26	35
CITADEL BROADCASTING	2,750	5,500	8,250	44	89	133
CITIZENS AMER CL A	—	4,050	4,050	—	26	26
CITIZENS BKG MICH	610	2,000	2,610	21	69	90
CITIZENS FIRST BANCORP	703	—	703	17	—	17
CITY BANK LYNNWOOD, WA	250	—	250	9	—	9
CITY HLDG CO	350	500	850	13	18	31
CITY NATL	550	2,200	2,750	39	155	194
CKE RESTAURANTS	700	2,450	3,150	10	36	46
CLAIRE S STORES	1,050	3,500	4,550	22	74	96
CLARCOR	370	900	1,270	20	49	69
CLARK	550	1,300	1,850	9	20	29
CLECO	500	1,900	2,400	10	38	48
CLEVELAND CLIFFS	200	600	800	21	62	83
CLIFTON SAVINGS BANCORP	600	—	600	7	—	7
CLOSURE MED	300	1,100	1,400	6	21	27
CMG INFORMATION SVCS	12,250	17,668	29,918	31	45	76
CNA FINL	3,380	9,900	13,280	90	264	354
CNA SURETY	700	2,400	3,100	9	32	41
CNET NETWORKS	4,720	7,471	12,191	53	84	137
CNF	800	2,300	3,100	40	115	155
COACHMEN INDS	—	1,300	1,300	—	23	23
COASTAL FINL	72	—	72	1	—	1
COBIZ	787	1,650	2,437	16	33	49

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
COCA COLA BOTTLING CO CONS	150	500	650	9	29	38
CODORUS VY BANCORP	—	420	420	—	8	8
COEUR D ALENE MINES IDAHO	2,800	8,600	11,400	11	34	45
COGENT	1,136	3,500	4,636	37	116	153
COGNEX	850	2,100	2,950	24	59	83
COGNIZANT TECHNOLOGY SOLUTIONS CL A	1,936	5,600	7,536	82	237	319
COHERENT	700	1,150	1,850	21	35	56
COHU	400	1,800	2,200	7	33	40
COINSTAR	450	—	450	12	—	12
COLDWATER CREEK	450	1,712	2,162	14	53	67
COLE KENNETH PRODTNS CL A	250	1,400	1,650	8	43	51
COLLINS + AIKMAN	2,800	4,300	7,100	12	19	31
COLONIAL BANCGROUP	1,945	5,600	7,545	41	119	160
COLONIAL PPTYS TR SH BEN INT	290	1,000	1,290	11	39	50
COLUMBIA BKG SYS	350	—	350	9	—	9
COLUMBIA LABS STK	—	3,400	3,400	—	9	9
COLUMBIA SPORTSWEAR CO	731	1,650	2,381	44	98	142
COLUMBUS MCKINNON NY	—	1,200	1,200	—	10	10
COMMERCE BANCORP N J	1,100	3,250	4,350	71	209	280
COMMERCE BANCSHARES	976	3,111	4,087	49	156	205
COMMERCE GROUP MASS	350	1,100	1,450	21	67	88
COMMERCE ONE	75	—	75	—	—	—
COMMERCIAL CAP BANCORP	1,180	2,300	3,480	27	53	80
COMMERCIAL FED	450	2,000	2,450	13	59	72
COMMERCIAL METALS CO	400	1,100	1,500	20	56	76
COMMERCIAL NET LEASE RLTY	930	2,200	3,130	19	45	64
COMMONWEALTH TEL ENTERPRISES	500	1,100	1,600	25	55	80
COMMSCOPE	700	2,500	3,200	13	47	60
COMMUNITY BANK SYSTEM	620	—	620	18	—	18
COMMUNITY BK SHS IND	—	1,210	1,210	—	26	26
COMMUNITY BKS MILLERSBURG	—	1,044	1,044	—	29	29
COMMUNITY HEALTH SYS	922	4,400	5,322	26	123	149
COMMUNITY TRUST BANKCORP	275	—	275	9	—	9
COMPREHENSIVE CARE	—	3,500	3,500	—	4	4
COMPUCREDIT	500	2,400	2,900	14	66	80
COMPUTER HORIZONS	—	3,300	3,300	—	13	13
COMPUTER NETWORK TECHNOLOGY	—	1,900	1,900	—	13	13
COMPUTER PROGRAMS + SYS	—	500	500	—	12	12
COMSTOCK RES	640	1,400	2,040	14	31	45
COMTECH TELECOMCOMMUNICATIONS	382	925	1,307	14	35	49
CONCEPTUS	—	2,500	2,500	—	20	20
CONCORD COMMUNICATIONS	—	1,400	1,400	—	16	16

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
CONCURRENT PUTER	—	1,600	1,600	—	5	5
CONEXANT SYS	4,266	19,381	23,647	8	39	47
CONMED	400	1,450	1,850	11	41	52
CONNECTICUT WTR SVC	—	850	850	—	23	23
CONNETICS	550	1,700	2,250	13	41	54
CONSECO	1,600	6,100	7,700	32	122	154
CONSOL ENERGY	1,308	4,200	5,508	54	172	226
CONSOLIDATED GRAPHICS	200	800	1,000	9	37	46
CONSTELLATION BRANDS CL A	1,490	4,600	6,090	69	214	283
CONTINENTAL AIRLS CL B	840	3,000	3,840	11	41	52
COOPER CAMERON	770	2,300	3,070	41	124	165
COOPER COS	500	1,600	2,100	35	113	148
COOPERATIVE BANKSHARES	—	1,100	1,100	—	30	30
COPART	1,550	3,850	5,400	41	101	142
COPPER MTN NETWORKS	—	400	400	—	1	1
CORILLIAN	—	3,000	3,000	—	15	15
CORINTHIAN COLLEGES	800	3,800	4,600	15	72	87
CORIXA	—	4,501	4,501	—	16	16
CORN PRODUCTS INTL	650	1,500	2,150	35	80	115
CORNELL COMPANIES	—	400	400	—	6	6
CORNERSTONE RLTY	850	3,300	4,150	8	33	41
CORPORATE EXECUTIVE BRD CO	600	1,700	2,300	40	114	154
CORPORATE OFFICE PPTYS TR	500	1,900	2,400	15	56	71
CORRECTIONAL PROP (REIT)	561	—	561	16	—	16
CORRECTIONS AMER	400	1,767	2,167	16	71	87
CORUS BANKSHARES	500	1,600	2,100	24	77	101
CORVEL	350	700	1,050	9	19	28
COST PLUS CALIF	400	800	1,200	13	26	39
COSTAR GROUP	340	900	1,240	16	42	58
COTTON STS LIFE INS CO	—	2,100	2,100	—	42	42
COURIER	200	—	200	10	—	10
COUSINS PPTYS	610	2,450	3,060	18	74	92
COVAD COMMUNICATIONS GROUP	1,900	13,362	15,262	4	29	33
COVANCE	912	2,800	3,712	35	109	144
COVENTRY HEALTH CARE	1,304	3,750	5,054	69	199	268
COX RADIO CL A	650	1,400	2,050	11	23	34
CRANE CO	941	2,500	3,441	27	72	99
CRAWFORD & CO CLASS B	750	—	750	6	—	6
CRAY	1,910	4,400	6,310	9	21	30
CREDENCE SYSTEMS	2,200	3,100	5,300	20	28	48
CREDIT ACCEPTANCE	830	—	830	21	—	21
CREE	930	3,200	4,130	37	128	165

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
CRESCENT REAL ESTATE EQUITIES	1,400	4,200	5,600	26	77	103
CROMPTON	2,900	4,124	7,024	34	49	83
CROSS A T CO CL A	—	2,800	2,800	—	14	14
CROSS CTRY HEALTHCARE	380	1,100	1,480	7	20	27
CROSS TIMBERS RLTY TR	5	953	958	—	38	38
CROWN CASTLE INTL	3,281	9,200	12,481	55	153	208
CROWN HLDGS	2,650	8,200	10,850	36	113	149
CROWN MEDIA HLDGS CL A	1,870	2,700	4,570	16	23	39
CRT PPTYS	530	1,600	2,130	13	38	51
CRYOLIFE	50	2,800	2,850	—	20	20
CSG SYS INTL	900	2,600	3,500	17	49	66
CSK AUTO	900	2,100	3,000	15	35	50
CSS INDUSTRIES	200	—	200	6	—	6
CT COMMUNICATIONS	—	1,900	1,900	—	23	23
CTI MOLECULAR IMAGING	650	2,900	3,550	9	41	50
CTS	650	1,800	2,450	9	24	33
CUBIC	400	1,300	1,700	10	33	43
CUBIST PHARMACEUTICALS	700	2,300	3,000	8	27	35
CUISINE SOLUTIONS	—	4,500	4,500	—	16	16
CULLEN FROST BANKERS	850	2,200	3,050	41	107	148
CULP	—	1,600	1,600	—	11	11
CUMULUS MEDIA CL A	600	2,005	2,605	9	30	39
CUNO	290	700	990	17	42	59
CURAGEN	100	3,100	3,200	1	22	23
CURTISS WRIGHT	300	1,000	1,300	17	57	74
CUTTER + BUCK	—	1,500	1,500	—	22	22
CV THERAPEUTICS	500	1,900	2,400	12	44	56
CVB FINL	715	2,196	2,911	19	58	77
CYBERONICS	400	1,300	1,700	8	27	35
CYBEROPTICS	—	1,150	1,150	—	17	17
CYMER	700	1,400	2,100	21	41	62
CYOTGEN	175	—	175	2	—	2
CYPRESS SEMICONDUCTOR	3,850	5,700	9,550	45	67	112
CYTEC INDS	360	1,600	1,960	19	82	101
CYTYC	1,587	5,000	6,587	44	138	182
D + E COMMUNICATIONS	—	2,009	2,009	—	24	24
D + K HEALTHCARE RES	—	1,200	1,200	—	10	10
D R HORTON	3,072	10,013	13,085	124	404	528
DADE BEHRING HLDGS	400	1,700	2,100	22	95	117
DAILY JOURNAL	—	600	600	—	22	22
DAKTRONICS	300	1,300	1,600	7	32	39
DANIELSON HLDG	—	3,300	3,300	—	28	28

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
DATALINK	—	1,600	1,600	—	5	5
DATARAM	—	1,150	1,150	—	7	7
DATASCOPE	380	900	1,280	15	36	51
DATASTREAM SYS	—	1,500	1,500	—	10	10
DAVE + BUSTERS	—	1,200	1,200	—	24	24
DAVITA	1,375	4,700	6,075	54	186	240
DAWSON GEOPHYSICAL CO	—	200	200	—	4	4
DEAN FOODS CO	2,060	6,758	8,818	68	223	291
DEB SHOPS	350	—	350	9	—	9
DECKERS OUTDOOR	300	—	300	14	—	14
DEEP WELL OIL & GAS	762	—	762	1	—	1
DEL LABS	57	551	608	2	19	21
DEL MONTE FOODS CO	1,850	8,600	10,450	20	95	115
DELPHI FINL GROUP	1,080	1,406	2,486	50	65	115
DELTA + PINE LD CO	800	1,700	2,500	22	46	68
DELTA FINL	—	3,100	3,100	—	32	32
DELTIC TIMBER	200	700	900	8	30	38
DELUXE	728	2,100	2,828	27	78	105
DENBURY RES	1,000	2,000	3,000	27	55	82
DENDREON	1,060	—	1,060	11	—	11
DENDRITE INTL	790	2,000	2,790	15	39	54
DENTSPLY INTL	1,100	3,500	4,600	62	197	259
DEPARTMENT 56	1,045	1,400	2,445	17	23	40
DEVCON INTL	—	2,100	2,100	—	32	32
DEVELOPERS DIVERSIFIED RLTY	1,489	4,338	5,827	66	192	258
DEVRY	1,700	3,200	4,900	30	56	86
DEX MEDIA	2,100	6,200	8,300	52	155	207
DIAGNOSTIC PRODS STK	250	1,000	1,250	14	55	69
DIAMOND OFFSHORE DRILLING	1,800	5,600	7,400	72	224	296
DIAMONDCLUSTER INTL	—	3,650	3,650	—	52	52
DIAMONDHEAD CASINO	—	10,500	10,500	—	6	6
DICKS SPORTING GOODS OC	400	1,400	1,800	14	49	63
DIEBOLD	990	2,800	3,790	55	156	211
DIGENE	300	1,200	1,500	8	31	39
DIGI INTL	—	1,660	1,660	—	29	29
DIGIMARC	—	1,100	1,100	—	10	10
DIGITAL GENERATION SYS	—	5,200	5,200	—	7	7
DIGITAL INSIGHT	400	1,431	1,831	7	26	33
DIGITAL LIGHTWAVE	—	3,250	3,250	—	4	4
DIGITAL RIV	350	1,300	1,650	15	54	69
DIGITAL THEATER SYS OC	300	1,800	2,100	6	36	42
DIGITAL VIDEO SYS	—	5,500	5,500	—	4	4

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
DIGITAS	850	5,292	6,142	8	51	59
DIME CMNTY BANCORP	—	2,100	2,100	—	38	38
DIMON	—	1,900	1,900	—	13	13
DIONEX	600	900	1,500	34	51	85
DIRECTV GROUP	20,157	58,979	79,136	337	987	1,324
DISCOVERY LABS	1,020	—	1,020	8	—	8
DISCOVERY PARTNERS INTL	—	2,300	2,300	—	11	11
DITECH COMMUNICATIONS	450	2,400	2,850	7	36	43
DIVERSA	750	3,450	4,200	7	30	37
DJ ORTHOPEDICS	490	1,600	2,090	10	34	44
DOBSON COMMUNICATIONS CL A	3,000	9,600	12,600	5	17	22
DOLLAR THRIFTY AUTOMOTIVE GRP	440	600	1,040	13	18	31
DOLLAR TREE STORES	1,250	5,225	6,475	36	150	186
DOMINOS PIZZA	—	2,900	2,900	—	52	52
DONALDSON CO	800	3,600	4,400	26	117	143
DORAL FINL	1,520	4,600	6,120	75	227	302
DORCHESTER MINERALS LP	400	—	400	10	—	10
DOUBLECLICK	1,310	6,192	7,502	10	48	58
DOVER DOWNS GAMING + ENTMT	490	388	878	6	5	11
DOVER MOTORSPORTS	700	3,100	3,800	4	18	22
DOWNEY FINL	350	1,200	1,550	20	68	88
DPL	1,842	5,900	7,742	46	148	194
DREAMWORKS ANIMATION SKG CL A	1,531	4,600	6,131	57	173	230
DRESS BARN	400	2,000	2,400	7	35	42
DREW INDS	200	1,200	1,400	7	43	50
DRIL QUIP	—	1,400	1,400	—	34	34
DRS TECHNOLOGIES	550	701	1,251	23	30	53
DRUGSTORE	1,750	5,500	7,250	6	19	25
DSP GROUP	490	1,500	1,990	11	33	44
DST SYS	1,223	3,540	4,763	64	185	249
DUCO	—	2,200	2,200	—	21	21
DUCOMMUN	—	700	700	—	15	15
DUKE RLTY	2,071	6,190	8,261	71	211	282
DUN + BRADSTREET	1,000	3,200	4,200	60	191	251
DUPONT PHOTOMASKS	450	1,100	1,550	12	29	41
DUQUESNE LT HLDGS	1,500	3,000	4,500	28	57	85
DURA AUTOMOTIVE SYS	—	1,300	1,300	—	14	14
DURATEK	—	1,600	1,600	—	40	40
DYAX	550	1,700	2,250	4	12	16
DYCOM INDS	500	2,233	2,733	15	68	83
E VENTURES	—	2,500	2,500	—	30	30
E PIPHANY	1,100	5,640	6,740	5	27	32

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
EAGLE HOSPITALITY PPTYS TR	—	2,000	2,000	—	21	21
EAGLE MATLS	500	800	1,300	43	69	112
EARTHLINK	4,020	7,720	11,740	46	89	135
EAST WEST BANCORP	700	2,200	2,900	29	92	121
EASTGROUP PPTYS	350	1,000	1,350	13	38	51
EATON VANCE	983	3,100	4,083	51	162	213
EBIX	—	800	800	—	12	12
ECHELON OC	400	2,800	3,200	3	24	27
ECHOSTAR COMMUNICATIONS NCL A	3,120	9,600	12,720	104	319	423
ECLIPSYS	600	1,800	2,400	12	37	49
ECOLOGY + ENVIRONMENT CL A	—	1,900	1,900	—	15	15
EDAC TECHNOLOGIES	—	4,500	4,500	—	8	8
EDEN BIOSCIENCE .	50	—	50	—	—	—
EDGE PETE	—	2,000	2,000	—	29	29
EDGEWATER TECHNOLOGY	—	3,967	3,967	—	19	19
EDO	510	1,200	1,710	16	38	54
EDUCATION MGMT	1,062	3,100	4,162	35	102	137
EDUCATIONAL DEV	—	300	300	—	3	3
EDWARDS A G	880	3,400	4,280	38	147	185
EDWARDS LIFESCIENCES	1,350	2,800	4,150	56	116	172
EFUNDS	650	1,800	2,450	16	43	59
EGL	1,330	2,200	3,530	40	66	106
EL PASO ELEC CO	900	2,200	3,100	17	42	59
ELECTRO RENT	—	1,700	1,700	—	24	24
ELECTRO SCIENTIFIC INDS	600	1,300	1,900	12	26	38
ELECTROGLAS	—	2,400	2,400	—	11	11
ELECTRONIC CLEARING HOUSE	—	1,200	1,200	—	11	11
ELECTRONICS BOUTIQUE HLDGS	460	900	1,360	20	39	59
ELETRONICS FOR IMAGING	1,100	2,300	3,400	19	40	59
ELIZABETH ARDEN	350	1,600	1,950	8	38	46
ELKCORP	280	1,000	1,280	10	34	44
EMAK WORLDWIDE	—	800	800	—	8	8
EMBARCADERO TECH	—	2,600	2,600	—	24	24
EMC INS GROUP	803	—	803	17	—	17
EMCOR GROUP	440	800	1,240	20	36	56
EMCORE	—	3,200	3,200	—	11	11
EMERSON RADIO	—	2,700	2,700	—	10	10
EMISPHERE TECHNOLOGIES	—	1,900	1,900	—	8	8
EMMIS COMMUNICATIONS CL A	760	2,600	3,360	15	50	65
EMPIRE DIST ELEC CO	360	1,600	1,960	8	36	44
EMPIRE RESORTS	550	—	550	6	—	6
EMS TECHNOLOGIES	—	400	400	—	7	7

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
EMULEX	2,220	3,420	5,640	37	58	95
ENBRIDGE ENERGY MGMT	156	—	156	8	—	8
ENCOMPASS SERVICES	1,000	—	1,000	—	—	—
ENCORE AQUISITION CO	850	1,100	1,950	30	38	68
ENCORE CAP GROUP	500	2,100	2,600	12	50	62
ENCORE WIRE	375	2,200	2,575	5	29	34
ENCYSIVE PHARMACEUTICALS	—	4,000	4,000	—	40	40
ENDO PHARMACEUTICALS HLDGS	1,919	5,700	7,619	40	120	160
ENDWAVE	—	600	600	—	10	10
ENERGEN	410	1,300	1,710	24	77	101
ENERGIZER HLDGS	1,150	3,400	4,550	57	169	226
ENERGY CONVERSION DEVICES	—	1,800	1,800	—	35	35
ENERGY EAST	2,050	6,100	8,150	55	163	218
ENERGY PARTNERS LTD OC	550	1,800	2,350	11	36	47
ENERGYSOUTH	—	850	850	—	24	24
ENESCO GROUP	—	1,800	1,800	—	15	15
ENGINEERED SUPPORT SYS	255	1,075	1,330	15	64	79
ENGLOBAL	—	2,000	2,000	—	6	6
ENNIS	1,057	1,400	2,457	20	27	47
ENPRO INDS	350	1,800	2,150	10	53	63
ENSCO INTL	2,090	5,900	7,990	66	187	253
ENTEGRIS	1,290	3,300	4,590	13	33	46
ENTERASYS NETWORKS	5,920	11,500	17,420	11	21	32
ENTERCOM COMMUNICATIONS	450	2,300	2,750	16	83	99
ENTERPRISE PRODS PARTNERS L P UNIT	5,266	15,300	20,566	136	396	532
ENTERTAINMENT PPTYS TR SH BEN INT	380	1,300	1,680	17	58	75
ENTRAVISION	1,000	3,844	4,844	8	32	40
ENTREMED	—	1,600	1,600	—	5	5
ENTRUST	—	2,500	2,500	—	9	9
ENVIROMENTAL TECTONICS	—	400	400	—	2	2
ENZO BIOCHEM	766	2,119	2,885	15	41	56
ENZON PHARMACEUTICALS	1,290	2,070	3,360	18	28	46
EON LABS	1,292	4,000	5,292	35	108	143
EPICOR SOFTWARE	600	4,000	4,600	8	56	64
EPIQ SYS	—	1,000	1,000	—	15	15
EPIX PHARMACEUTICALS	300	1,500	1,800	5	27	32
EPLUS	—	300	300	—	4	4
EQUINIX	360	—	360	15	—	15
EQUITABLE RES	880	2,600	3,480	53	158	211
EQUITY INNS	850	3,500	4,350	10	41	51
EQUITY LIFESTYLE PPTYS	370	1,100	1,470	13	39	52
EQUITY ONE	2,440	3,500	5,940	58	83	141

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
ERESEARCHTECHNOLOGY	630	2,250	2,880	10	36	46
ERIE INDTY CO CL A	900	2,700	3,600	47	142	189
ESCO TECHNOLOGIES	220	700	920	17	54	71
ESPEED CL A	600	2,200	2,800	7	27	34
ESS TECHNOLOGY	650	2,300	2,950	5	16	21
ESSEX PROPERTY TRUST	650	1,100	1,750	54	92	146
ESTERLINE TECHNOLOGIES	290	900	1,190	9	29	38
ETHAN ALLEN INTERIORS	700	1,500	2,200	28	60	88
EURONET WORLDWIDE	350	—	350	9	—	9
EVANS + SUTHERLAND PUTER	—	600	600	—	4	4
EVCI CAREER COLLEGES	—	1,600	1,600	—	15	15
EVOLVING SYS	—	1,300	1,300	—	6	6
EXABYTE	—	3,900	3,900	—	2	2
EXACT SCIENCES	—	4,000	4,000	—	15	15
EXACTECH	—	900	900	—	16	16
EXAR	1,550	1,800	3,350	22	26	48
EXCEL TECHNOLOGY	—	900	900	—	23	23
EXELIXIS	1,490	2,600	4,090	14	25	39
EXODUS M	550	—	550	—	—	—
EXPEDITORS INTL WA	1,400	4,400	5,800	78	246	324
EXPRESSJET HOLDINGS	960	3,000	3,960	12	39	51
EXTREME NETWORKS	3,800	5,950	9,750	25	39	64
EXX CL A	—	1,400	1,400	—	2	2
EYETECH PHARMACEUTICALS	606	2,000	2,606	28	91	119
F N B N C	—	700	700	—	14	14
F N B PA	1,441	1,836	3,277	29	37	66
F5 NETWORKS	350	1,700	2,050	17	83	100
FACTSET RESH SYS	1,100	1,300	2,400	64	76	140
FAIR ISAAC CORPORATION	1,480	3,005	4,485	54	110	164
FAIRCHILD SEMICONDUCTOR INTL CL A	3,400	5,310	8,710	55	86	141
FAMOUS DAVES AMER	—	3,000	3,000	—	38	38
FARMER BROS CO	500	1,200	1,700	12	29	41
FARMERS CAP BK	—	700	700	—	29	29
FASTENAL CO	1,050	3,100	4,150	65	191	256
FBL FINL GROUP CL A	510	1,532	2,042	15	44	59
FEDERAL AGRIC MTG CL A	400	700	1,100	7	12	19
FEDERAL RLTY INVT TR SH BEN INT	500	2,300	2,800	26	119	145
FEDERAL SIGNAL	800	2,200	3,000	14	39	53
FEI CO	850	1,400	2,250	18	29	47
FELCOR LODGING TR	1,100	2,400	3,500	16	35	51
FERRO	660	1,800	2,460	15	42	57
FIBERMARK	—	1,800	1,800	—	—	—

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
FIDELITY BANKSHARES	330	—	330	14	—	14
FIDELITY NATL FINL	2,261	7,250	9,511	103	331	434
FILENET	450	1,700	2,150	12	44	56
FINANCIAL FED	410	700	1,110	16	27	43
FINANCIAL INDS	—	800	800	—	6	6
FIND SVP	—	3,000	3,000	—	5	5
FINDWHAT.COM	350	—	350	6	—	6
FINISAR	7,280	11,900	19,180	17	27	44
FINISH LINE CL A	840	1,900	2,740	15	35	50
FINLAY ENTERPRISES	—	700	700	—	14	14
FIRST AMERICAN	1,810	3,600	5,410	64	127	191
FIRST BANCORP NC	375	—	375	10	—	10
FIRST BANCORP P R	700	2,000	2,700	44	127	171
FIRST BUSE CL A	375	1,500	1,875	8	31	39
FIRST CASH FINANCIAL SERVICES	350	1,800	2,150	9	48	57
FIRST CHARTER	600	1,400	2,000	16	37	53
FIRST CMNTY BANCORP CALIF	350	600	950	15	26	41
FIRST CONSULTING GROUP	—	2,700	2,700	—	16	16
FIRST CTZNS BANCSHARES N C	100	400	500	15	59	74
FIRST FED BANCORP OHIO	—	1,300	1,300	—	17	17
FIRST FED BANCSHARES ARK	—	1,500	1,500	—	33	33
FIRST FIN CORP/INDIANA	250	—	250	9	—	9
FIRST FINANCIAL HLDG	250	—	250	8	—	8
FIRST FINL BANCORP	1,070	2,402	3,472	19	42	61
FIRST FINL BANKSHARES	360	712	1,072	16	32	48
FIRST HEALTH GROUP	2,190	3,800	5,990	41	71	112
FIRST HORIZON PHARMACEUTICAL	810	1,800	2,610	19	41	60
FIRST IND	—	808	808	—	18	18
FIRST INDL RLTY TR	1,200	1,900	3,100	49	77	126
FIRST LONG IS	300	450	750	15	23	38
FIRST M+F	—	500	500	—	17	17
FIRST MARBLEHEAD	750	2,700	3,450	42	152	194
FIRST MERCHANTS	300	1,283	1,583	8	36	44
FIRST MIDWEST BANCORP	1,337	2,056	3,393	49	75	124
FIRST NATL BANKSHARES FL	1,072	1,891	2,963	26	45	71
FIRST NIAGARA FINL GROUP	1,130	3,871	5,001	16	54	70
FIRST OAK BROOK BANCSHRS	250	—	250	8	—	8
FIRST PL FINL	—	1,749	1,749	—	39	39
FIRST REP BK SAN FRANCISCO CA	320	850	1,170	17	45	62
FIRST UNITED	—	800	800	—	17	17
FIRST WLTH FINL CORP PA	1,000	3,200	4,200	15	49	64
FIRSTFED FINL	320	800	1,120	17	41	58

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
FIRSTMERIT	1,235	3,900	5,135	35	111	146
FISHER COMMUNICATIONS	250	500	750	12	24	36
FIVE STAR QUALITY CARE	—	2,300	2,300	—	19	19
FLAGSTAR BANCORP	1,250	2,750	4,000	28	62	90
FLEETWOOD ENTERPRISES	1,003	2,500	3,503	14	34	48
FLEXSTEEL INDS	—	900	900	—	16	16
FLIR SYS	650	1,400	2,050	41	89	130
FLORIDA EAST COAST IND	350	1,400	1,750	16	63	79
FLORIDA PUB UTILS CO	—	1,033	1,033	—	20	20
FLORIDA ROCK INDS	450	1,825	2,275	27	109	136
FLOWERS CL A	1,868	3,700	5,568	16	31	47
FLOWERS FOODS	1,150	1,710	2,860	36	54	90
FLOWSERVE	960	2,500	3,460	26	69	95
FLUSHING FINL	450	1,575	2,025	9	32	41
FLYI	—	4,100	4,100	—	7	7
FMC	400	1,500	1,900	19	72	91
FMC TECHNOLOGIES	950	2,800	3,750	31	90	121
FOAMEX INTL	—	1,700	1,700	—	6	6
FOOD TECHNOLOGY SVC	—	3,700	3,700	—	5	5
FOOT LOCKER	2,117	6,400	8,517	57	172	229
FOREST CITY ENTERPRISES	535	2,200	2,735	31	127	158
FOREST OIL	1,600	2,500	4,100	51	79	130
FORMFACTOR	400	—	400	11	—	11
FORRESTER RESH	400	1,900	2,300	7	34	41
FORWARD AIR	390	1,200	1,590	17	54	71
FORWARD INDS NY	—	2,300	2,300	—	10	10
FOSSIL	1,050	3,087	4,137	27	79	106
FOUNDRY NETWORKS	3,860	5,550	9,410	51	73	124
FOX ENTMT GROUP CL A	6,216	18,100	24,316	194	566	760
FPIC INS GROUP	—	900	900	—	32	32
FRANKLIN BANK CORP/HOUSTO	450	—	450	8	—	8
FRANKLIN COVEY CO	—	2,900	2,900	—	7	7
FRANKLIN ELEC	400	800	1,200	17	34	51
FREDS CL A	490	1,525	2,015	9	27	36
FREESCALE SEMICONDUCTOR CL A	—	4,400	4,400	—	78	78
FREMONT GEN	1,600	3,500	5,100	40	88	128
FRESH BRANDS	—	800	800	—	6	6
FRESH DEL MONTE PRODUCE	1,800	2,500	4,300	53	74	127
FRIEDMAN BILLINGS RAMSEY GROUP CL A	2,078	6,125	8,203	40	119	159
FRISCHS RESTAURANTS	—	800	800	—	19	19
FRONTIER AIRLS	750	2,450	3,200	9	28	37
FRONTIER FINL WA CDT	400	1,200	1,600	15	46	61

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
FRONTIER OIL	400	1,600	2,000	11	43	54
FSI INTL	—	2,200	2,200	—	10	10
FTI CONSULTING	1,045	1,450	2,495	22	31	53
FUELCELL ENERGY	650	3,000	3,650	6	30	36
FULLER H B CO	400	1,120	1,520	11	32	43
FULTON FINL PA	2,029	5,468	7,497	47	127	174
FURNITURE BRANDS INTL	630	2,300	2,930	16	58	74
G + K SERVICES CL A	1,570	800	2,370	68	35	103
GABELLI ASSET MGMT CL A	150	1,300	1,450	7	63	70
GABLES RESIDENTIAL TR SH BEN INT	750	1,300	2,050	27	47	74
GALLAGHER ARTHUR J + CO	1,260	4,100	5,360	41	133	174
GAMESTOP	450	—	450	10	—	10
GAMESTOP CL B	—	1,274	1,274	—	29	29
GAMING PARTNERS INTL	—	600	600	—	12	12
GANDER MOUNTAIN CO	300	—	300	4	—	4
GARDNER DENVER MACHINERY	300	—	300	11	—	11
GARTNER GROUP CL B	—	4,700	4,700	—	58	58
GARTNER GROUP CLASS A	2,650	—	2,650	33	—	33
GATX	1,700	1,600	3,300	50	47	97
GAYLORD ENTMT CO	400	1,700	2,100	17	71	88
GEMSTAR TV GUIDE INTL	6,165	19,800	25,965	36	117	153
GEN PROBE	1,320	2,200	3,520	60	99	159
GENAERA	—	5,200	5,200	—	18	18
GENCORP	1,110	2,800	3,910	21	52	73
GENE LOGIC	—	3,160	3,160	—	12	12
GENENCOR INTL	710	2,600	3,310	12	43	55
GENENTECH	15,282	44,540	59,822	832	2,425	3,257
GENERAL BINDING	—	1,300	1,300	—	17	17
GENERAL COMMUNICATION CL A	2,270	2,300	4,570	25	25	50
GENERAL GROWTH PPTYS	2,900	8,400	11,300	105	304	409
GENERAL MARITIME SHS	590	1,700	2,290	24	68	92
GENERALE CABLE	600	3,500	4,100	8	48	56
GENESCO	300	1,400	1,700	9	44	53
GENESEE + WYO CL A	—	1,512	1,512	—	43	43
GENESIS HEALTHCARE	720	750	1,470	25	26	51
GENESIS MICROCHIP	500	1,500	2,000	8	24	32
GENLYTE GROUP	200	600	800	17	51	68
GENTA	770	—	770	1	—	1
GENTEX	1,080	3,000	4,080	40	111	151
GENTIVA HEALTH SVCS	400	1,650	2,050	7	28	35
GENWORTH FINL CL A	7,127	20,900	28,027	192	564	756
GENZYME GEN DIV	257	936	1,193	15	54	69

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund		Pro Forma Combined
GEO GROUP	—	1,100	1,100	—	29		29
GEORESOURCES	—	3,100	3,100	—	9		9
GEORGIA GULF	550	1,700	2,250	27	85		112
GERBER SCIENTIFIC	—	2,900	2,900	—	22		22
GERMAN AMERN BANCORP	—	1,189	1,189	—	19		19
GERON	850	—	850	7	—		7
GETTY IMAGES	800	2,400	3,200	55	165		220
GETTY RLTY	460	1,200	1,660	13	34		47
GEVITY HR	660	—	660	14	—		14
GIANT GROUP LTD	—	1,800	1,800	—	3		3
GIANT INDS	—	1,900	1,900	—	50		50
GIBRALTAR INDS	375	1,950	2,325	9	46		55
GLACIER BANCORP	475	1,612	2,087	16	55		71
GLAMIS GOLD LTD	1,903	5,300	7,203	33	91		124
GLATFELTER	800	1,800	2,600	12	28		40
GLENBOROUGH RLTY TR	540	1,500	2,040	11	32		43
GLIMCHER RLTY TR	760	1,300	2,060	21	36		57
GLOBAL CROSSING LTD	500	—	500	9	—		9
GLOBAL IMAGING SYS	350	1,000	1,350	14	40		54
GLOBAL INDUSTRIES	2,470	4,800	7,270	20	40		60
GLOBAL PMT TECHNOLOGIES	—	1,500	1,500	—	9		9
GLOBAL PMTS	1,100	1,780	2,880	64	104		168
GLOBAL PWR EQUIP GROUP	—	2,800	2,800	—	28		28
GLOBAL SIGNAL	—	2,300	2,300	—	63		63
GLOBALSANTAFE CORPORATION SHS	3,102	10,159	13,261	103	336		439
GMX RES	—	2,300	2,300	—	16		16
GOLD BANC	750	2,000	2,750	11	29		40
GOLF TR AMER	—	1,900	1,900	—	4		4
GOODYS FAMILY CLOTHING	600	—	600	5	—		5
GOOGLE CL A	3,981	11,500	15,481	769	2,2	21	2,990
GRACE W R + CO	—	5,400	5,400	—	73		73
GRACO	1,388	3,387	4,775	52	127		179
GRAFTECH INTL LTD	750	4,300	5,050	7	41		48
GRAHAM	—	900	900	—	13		13
GRANITE CONSTR	575	2,225	2,800	15	59		74
GRANT PRIDECO	1,787	5,090	6,877	36	102		138
GRAPHIC PACKAGING	2,050	8,400	10,450	15	60		75
GREAT AMERICAN FINL RES	840	2,600	3,440	15	45		60
GREAT ATLANTIC + PAC TEA	—	3,600	3,600	—	37		37
GREAT PLAINS ENERGY	650	3,200	3,850	20	97		117
GREAT SOUTHN BANCORP	250	—	250	9	—		9
GREATER BAY BANCORP	730	2,206	2,936	20	62		82

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
GREATER CMNTY BANCORP	—	1,050	1,050	—	17	17
GREEN MTN COFFEE ROASTERS	—	800	800	—	20	20
GREENBRIER COS	—	1,200	1,200	—	41	41
GREENHILL + CO	—	1,600	1,600	—	46	46
GREIF CL A	350	1,100	1,450	20	62	82
GREY GLOBAL GROUP	60	70	130	66	77	143
GREY WOLF	5,000	8,200	13,200	26	43	69
GRIFFON	700	1,100	1,800	19	30	49
GROUP 1 AUTOMOTIVE	300	800	1,100	9	25	34
GSI COMM	900	3,700	4,600	16	66	82
GTECH HLDGS	1,320	4,800	6,120	34	125	159
GUARDIAN TECHNOLOGIES INTL	—	1,500	1,500	—	7	7
GUESS	860	2,100	2,960	11	26	37
GUITAR CTR	410	1,000	1,410	22	53	75
GULF IS FABRICATION	—	1,100	1,100	—	24	24
GULFMARK OFFSHORE	—	1,600	1,600	—	36	36
GYMBOREE	620	1,100	1,720	8	14	22
HAEMONETICS MASS	700	1,000	1,700	25	36	61
HAGGAR	—	1,000	1,000	—	23	23
HAIN CELESTIAL GROUP	500	1,800	2,300	10	37	47
HANCOCK FABRICS	—	1,100	1,100	—	11	11
HANCOCK HLDG CO	400	1,500	1,900	13	50	63
HANDLEMAN CO	400	1,600	2,000	9	34	43
HANGER ORTHOPEDIC GROUP	450	2,600	3,050	4	21	25
HANMI FINANCIAL	300	—	300	11	—	11
HANOVER PRESSOR CO	1,100	3,800	4,900	16	54	70
HARBOR FL BANCSHARES	600	1,400	2,000	21	48	69
HARKEN ENERGY	—	8,500	8,500	—	4	4
HARLAND JOHN H CO	630	900	1,530	23	32	55
HARLEYSVILLE GROUP	810	1,100	1,910	19	26	45
HARLEYSVILLE NATL PA	367	1,141	1,508	10	30	40
HARMAN INTL INDS	959	2,740	3,699	122	348	470
HARMONIC	1,270	3,884	5,154	11	32	43
HARRIS	969	2,700	3,669	60	167	227
HARRIS INTERACTIVE	1,000	4,300	5,300	8	34	42
HARSCO	530	1,900	2,430	30	106	136
HARTE HANKS	900	3,550	4,450	23	92	115
HARVARD BIOSCIENCE	—	2,600	2,600	—	12	12
HARVEST NATURAL RESOURCES	2,416	—	2,416	42	—	42
HAVERTY FURNITURE COS	450	1,700	2,150	8	31	39
HAWAIIAN ELEC INDS	1,200	3,000	4,200	35	87	122
HAYEZ LEMMEREZ INTERN’L	870	—	870	8	—	8

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
HCC INS HLDGS	600	2,500	3,100	20	83	103
HEADWATERS	900	1,600	2,500	26	46	72
HEALTH CARE PPTY INVS	1,850	5,600	7,450	51	155	206
HEALTH CARE REIT	650	2,200	2,850	25	84	109
HEALTH NET	1,630	5,100	6,730	47	147	194
HEALTHCARE RLTY TR	1,200	2,100	3,300	49	85	134
HEALTHEXTRAS	500	—	500	8	—	8
HEARST ARGYLE TELEVISION	1,500	3,191	4,691	40	84	124
HEARTLAND EXPRESS	975	3,268	4,243	22	73	95
HECLA MNG CO	1,250	6,500	7,750	7	38	45
HEICO CL A	—	1,320	1,320	—	23	23
HEIDRICK + STRUGGLES INTL	558	800	1,358	19	27	46
HELEN OF TROY LTD	650	900	1,550	22	30	52
HELIX TECHNOLOGY	400	1,400	1,800	7	24	31
HELMERICH AND PAYNE	610	2,300	2,910	21	78	99
HENRY JACK + ASSOC	1,050	3,600	4,650	21	72	93
HERITAGE PPTY INVT TR	1,540	2,000	3,540	49	64	113
HERSHA HOSPITALITY TR PRIORITY CL A SHS BEN INT	L A —	2,000	2,000	—	23	23
HEWITT ASSOCS CLASS A	1,550	4,940	6,490	50	158	208
HEXCEL	700	3,000	3,700	10	44	54
HI / FN	—	409	409	—	4	4
HIBBETT SPORTING GOODS	300	1,312	1,612	8	35	43
HIBERNIA CL A	2,170	6,800	8,970	64	201	265
HICKORY TECH	—	1,200	1,200	—	13	13
HIGHLAND HOSPITALITY	700	—	700	8	—	8
HIGHWOODS PPTYS	1,940	2,300	4,240	54	64	118
HILB ROGAL + HOBBS CO	960	1,300	2,260	35	47	82
HILLENBRAND INDS	850	2,600	3,450	47	144	191
HINGHAM INSTN SVGS MASS	—	400	400	—	18	18
HMS HLDGS	—	2,000	2,000	—	18	18
HNI	580	2,400	2,980	25	103	128
HOLLINGER INTERNATIONAL CL A	1,000	4,000	5,000	16	63	79
HOLLY	400	—	400	11	—	11
HOLLYWOOD ENTMT	970	2,900	3,870	13	38	51
HOLLYWOOD MEDIA	—	1,300	1,300	—	6	6
HOLOGIC ORPORATED	350	—	350	10	—	10
HOME FED BANCORP	—	400	400	—	10	10
HOME PROPERTIES	390	1,500	1,890	17	65	82
HOMESTORE	1,650	8,600	10,250	5	26	31
HOOPER HOLMES	1,350	4,800	6,150	8	28	36
HORACE MANN EDUCATORS NEW	810	2,100	2,910	15	40	55
HORIZON FINL WASH	—	1,025	1,025	—	21	21

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
HORIZON OFFSHORE	—	1,300	1,300	—	2	2
HORMEL FOODS	2,019	5,500	7,519	63	172	235
HOSPITALITY PPTYS TR SH BEN INT	950	3,000	3,950	44	138	182
HOST MARRIOTT	5,051	14,274	19,325	87	247	334
HOT TOPIC	750	2,450	3,200	13	42	55
HOUSTON EXPL CO	410	1,200	1,610	23	68	91
HOVNANIAN ENTERPRISES CL A	1,390	2,440	3,830	69	121	190
HRPT PPTYS TR SH BEN INT	4,200	7,700	11,900	54	99	153
HUBBELL CLB	650	2,700	3,350	34	141	175
HUDSON CITY BANCORP	2,520	8,400	10,920	93	309	402
HUDSON RIVER BANCORP .	610	—	610	12	—	12
HUDSON TECHNOLOGIES	—	3,800	3,800	—	3	3
HUDSON UTD BANCORP	1,250	2,056	3,306	49	81	130
HUGHES SUPPLY	1,600	2,200	3,800	52	71	123
HUGOTON RTY TR TX UNIT BEN INT	500	2,000	2,500	13	52	65
HUMAN GENOME SCIENCES	2,900	5,080	7,980	35	61	96
HUNT J B TRANS SVCS	1,176	3,400	4,576	53	152	205
HURCO CO	—	2,300	2,300	—	38	38
HUTCHINSON TECHNOLOGY	320	1,200	1,520	11	41	52
HYDRIL COMPANY	480	900	1,380	22	41	63
HYPERCOM	920	4,400	5,320	5	26	31
HYPERION SOLUTIONS	950	1,800	2,750	44	84	128
I MANY	600	7,500	8,100	1	11	12
I2 TECHNOLOGIES	900	—	900	1	—	1
IAC / INTERACTIVE CORP	10,212	29,911	40,123	282	826	1,108
IBERIABANK	150	500	650	10	33	43
ICO	—	5,500	5,500	—	17	17
ICOS	1,909	2,700	4,609	54	76	130
ICT GROUP	—	1,900	1,900	—	18	18
ICU MEDICAL	200	1,000	1,200	5	27	32
IDACORP	610	1,500	2,110	19	46	65
IDENIX PHARMACEUTICALS	—	2,400	2,400	—	41	41
IDENTIX	—	3,074	3,074	—	23	23
IDEX	570	2,200	2,770	23	89	112
IDEXX LABS	500	1,400	1,900	27	76	103
IDT	—	3,800	3,800	—	56	56
IDX SYS	750	1,400	2,150	26	48	74
IGATE	—	4,500	4,500	—	18	18
IHOP	300	900	1,200	13	38	51
II VI	300	1,000	1,300	13	42	55
IKON OFFICE SOLUTIONS	1,970	6,200	8,170	23	72	95
IMAGISTICS INTL	170	900	1,070	6	30	36

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
IMATION	430	1,400	1,830	14	45	59
IMCLONE SYS	1,200	3,343	4,543	55	154	209
IMMERSION	—	1,500	1,500	—	11	11
IMMUCOR	562	4,050	4,612	13	95	108
IMMUNE RESPONSE	—	2,900	2,900	—	5	5
IMMUNOGEN	700	3,300	4,000	6	29	35
IMMUNOMEDICS	—	4,800	4,800	—	15	15
IMPAC MORT HOLDINGS	2,000	3,000	5,000	45	68	113
IMPAX LABORATORIES	600	2,300	2,900	10	37	47
IMPCO TECHNOLOGIES	—	2,900	2,900	—	22	22
INAMED	450	1,650	2,100	28	104	132
INCYTE	1,760	4,400	6,160	18	44	62
INDEPENDENCE CMNTY BK CORP	1,883	3,954	5,837	80	168	248
INDEPENDENT BK	440	—	440	13	—	13
INDEPENDENT BK MASS	250	1,100	1,350	8	37	45
INDEVUS PHARMACEUTICALS	—	3,400	3,400	—	20	20
INDUS INTL	—	2,900	2,900	—	6	6
INDYMAC BANCORP	660	2,600	3,260	23	90	113
INFINITY PPTY + CAS	400	1,100	1,500	14	39	53
INFOCUS	—	3,800	3,800	—	35	35
INFONET SVCS CL B	7,740	13,600	21,340	16	27	43
INFORMATICA	1,250	4,400	5,650	10	36	46
INFORTE	—	2,200	2,200	—	17	17
INFOSPACE	865	1,485	2,350	41	71	112
INFOUSA	1,200	3,100	4,300	13	35	48
INGRAM MICRO CL A	2,262	6,300	8,562	47	131	178
INKINE PHARMACEUTICAL	—	4,400	4,400	—	24	24
INNKEEPERS USA TR	750	2,600	3,350	11	37	48
INNOTRAC	—	2,300	2,300	—	20	20
INNOVATIVE SOLUTIONS + SUPPORT	—	1,400	1,400	—	47	47
INPUT/OUTPUT	900	2,900	3,800	8	26	34
INSIGHT COMMUNICATIONS CL A	450	2,900	3,350	4	27	31
INSIGHT ENTERPRISES	1,450	1,900	3,350	30	39	69
INSIGNIA SYS	—	700	700	—	2	2
INSITUFORM TECHNOLOGIES CL A	450	900	1,350	10	20	30
INSPIRE PHAMACEUTICAL	450	1,600	2,050	8	27	35
INSTINET GROUP	6,350	14,400	20,750	38	87	125
INSURANCE AUTO AUCTIONS	—	300	300	—	7	7
INTEGRA BK	350	1,300	1,650	8	30	38
INTEGRA LIFESCIENCES	500	1,200	1,700	18	44	62
INTEGRAL SYS MD	—	400	400	—	8	8
INTEGRATED CIRCUIT SYS	2,050	3,300	5,350	43	69	112

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
INTEGRATED DEVICE TECHNOLOGY	733	4,700	5,433	8	54	62
INTEGRATED SILICON SOLUTION	500	2,900	3,400	4	24	28
INTELLI CHECK	—	400	400	—	2	2
INTER PARFUMS	300	1,400	1,700	5	22	27
INTER TEL	470	1,400	1,870	13	38	51
INTERACTIVE DATA	2,200	3,700	5,900	48	80	128
INTERACTIVE INTELLIGENCE	350	—	350	2	—	2
INTERCHANGE FINL SVCS	300	1,200	1,500	8	31	39
INTERDIGITAL M	960	3,000	3,960	21	66	87
INTERFACE . CL A	2,300	—	2,300	23	—	23
INTERGRAPH	900	1,800	2,700	24	48	72
INTERGRATED ELECTRICAL SVCS	—	2,700	2,700	—	13	13
INTERLAND MINN	115	2,970	3,085	—	10	10
INTERLINK ELECTRS	—	700	700	—	7	7
INTERMAGNETICS GEN	375	1,212	1,587	10	31	41
INTERMUNE	770	1,700	2,470	10	23	33
INTERNAP NETWORK SVCS	500	16,900	17,400	—	16	16
INTERNATIONAL ASSETS HLDG	—	1,800	1,800	—	14	14
INTERNATIONAL BANCSHARES	717	2,078	2,795	28	82	110
INTERNATIONAL RECTIFIER	720	2,900	3,620	32	129	161
INTERNATIONAL SPEEDWAY CL A	775	2,100	2,875	41	111	152
INTERNATIONAL STL GROUP	1,370	4,000	5,370	56	162	218
INTERNET SEC SYS	1,850	2,250	4,100	43	52	95
INTERPHASE	—	2,400	2,400	—	20	20
INTERSIL CL A	1,556	6,120	7,676	26	102	128
INTERSTATE BAKERIES	700	1,900	2,600	4	12	16
INTERVOICE-BRITE	500	—	500	7	—	7
INTERWOVEN	100	3,066	3,166	1	33	34
INTRADO	—	1,800	1,800	—	22	22
INTROGEN THERAPEUTICS	—	2,600	2,600	—	22	22
INTUITIVE SURGICAL	810	1,500	2,310	32	60	92
INVACARE	300	1,500	1,800	14	69	83
INVERNESS MED INNOVATIONS	460	1,200	1,660	12	30	42
INVESTMENT TECHNOLOGY GROUP	750	2,350	3,100	15	47	62
INVESTORS FINL SERVICES	965	2,700	3,665	48	135	183
INVESTORS REAL ESTATE TR SH BEN INT	750	3,000	3,750	8	31	39
INVITROGEN	767	2,275	3,042	51	153	204
IOMEGA	—	4,560	4,560	—	25	25
IONICS	300	700	1,000	13	30	43
IPAYMENT	390	—	390	19	—	19
IRON MTN PA	1,882	5,470	7,352	57	167	224
IRWIN FINL	400	1,500	1,900	11	43	54

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
ISIS PHARMACEUTICALS	1,980	—	1,980	12	—	12
ISLE CAPRI CASINOS	480	1,100	1,580	12	28	40
ISTAR FINL	1,619	4,773	6,392	73	216	289
ITLA CAPITAL	384	—	384	23	—	23
ITRON	500	1,500	2,000	12	36	48
ITT EDL SVCS	1,240	1,900	3,140	59	90	149
IVAX	3,456	10,796	14,252	55	171	226
IVILLAGE	—	5,200	5,200	—	32	32
IXIA	1,200	3,100	4,300	20	52	72
J + J SNACK FOODS	270	700	970	13	34	47
J JILL GROUP	350	1,150	1,500	5	17	22
J2 GLOBAL COMMUNICATIONS	250	1,200	1,450	9	41	50
JACK IN THE BOX	400	1,500	1,900	15	55	70
JACKSON HEWITT TAX SVC	—	7,000	7,000	—	177	177
JACOBS ENGR GROUP	819	2,500	3,319	39	119	158
JACUZZI BRANDS	900	3,200	4,100	8	28	36
JAKKS PAC	400	1,600	2,000	9	35	44
JARDEN	440	1,250	1,690	19	54	73
JDA SOFTWARE GROUP	—	1,400	1,400	—	19	19
JEFFRIES GROUP	1,600	2,700	4,300	64	109	173
JETBLUE AWYS	1,000	4,375	5,375	23	102	125
JLG INDS	550	1,800	2,350	11	35	46
JO-ANN STORES	460	—	460	13	—	13
JOHNSON OUTDOORS CL A	—	700	700	—	14	14
JONES LANG LASALLE	610	1,500	2,110	23	56	79
JOS A BANK CLOT	250	—	250	7	—	7
JOURNAL COMMUNICATIONS	2,100	3,600	5,700	38	65	103
JOURNAL REGISTER CO	1,000	2,600	3,600	19	50	69
JOY GLOBAL	550	2,000	2,550	24	87	111
JUNIPER NETWORKS	7,716	22,530	30,246	210	613	823
K SWISS A CL A	400	2,000	2,400	12	58	70
K V PHARMACEUTICAL COMPANY CL	480	2,150	2,630	11	47	58
K2	770	1,800	2,570	12	29	41
KAMAN CL A	1,461	1,200	2,661	18	15	33
KANA SOFTWARE	—	4,567	4,567	—	9	9
KANSAS CITY LIFE INS CO	180	500	680	9	24	33
KANSAS CITY SOUTHERN	1,300	2,600	3,900	23	46	69
KATY INDS	—	1,700	1,700	—	9	9
KAYDON	470	1,300	1,770	16	43	59
KCS ENERGY	650	4,300	4,950	10	64	74
KEANE	1,570	2,460	4,030	23	36	59
KEITHLEY INSTRS	—	800	800	—	16	16

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
KELLWOOD CO	650	1,200	1,850	22	41	63
KELLY SVCS CL A	320	1,500	1,820	10	45	55
KEMET	1,800	3,500	5,300	16	31	47
KENEB SERVICES LLC	—	900	900	—	39	39
KENNAMETAL	900	1,400	2,300	45	70	115
KENSEY NASH	200	900	1,100	7	31	38
KEY ENERGY SVCS	3,290	4,700	7,990	39	55	94
KEYNOTE	1,473	—	1,473	21	—	21
KEYSTONE AUTOMOTIVE INDS	250	1,200	1,450	6	28	34
KFORCE	—	3,056	3,056	—	34	34
KFX ORPORATED	3,598	—	3,598	52	—	52
KILROY RLTY	620	1,400	2,020	27	60	87
KIMBALL INTL CL B	1,290	2,600	3,890	19	39	58
KIMCO RLTY	1,455	4,650	6,105	84	270	354
KINDER MORGAN MGMT LLC SHS	1,035	2,030	3,065	42	83	125
KINDRED HEALTHCARE	500	1,414	1,914	15	42	57
KINETIC CONCEPTS	950	2,800	3,750	72	214	286
KIRBY	450	1,200	1,650	20	53	73
KIRLIN HOLDING	—	800	800	—	2	2
KMART HLDG CORPORATON	1,305	3,900	5,205	129	386	515
KNAPE + VOGT MFG CO	—	1,400	1,400	—	18	18
KNBT BANCORP	700	—	700	12	—	12
KNIGHT TRADING GROUP	1,650	4,600	6,250	18	50	68
KNIGHT TRANSN	945	2,650	3,595	23	66	89
KOMAG	450	—	450	8	—	8
KOPIN	—	5,000	5,000	—	19	19
KORN / FERRY INTL	700	2,100	2,800	15	44	59
KOS PHARMACEUTICALS	850	1,700	2,550	32	64	96
KOSAN BIOSCIENCES	—	2,100	2,100	—	15	15
KRAFT FOODS CL A	24,896	72,600	97,496	887	2,585	3,472
KRAMONT RLTY TR	450	1,600	2,050	11	37	48
KRISPY KREME DOUGHNUTS	610	2,400	3,010	8	30	38
KRONOS	550	1,450	2,000	28	74	102
KRONOS WORLDWIDE	1,403	2,299	3,702	57	94	151
KULICKE + SOFFA INDS	1,060	3,100	4,160	9	27	36
KVH INDS	—	1,200	1,200	—	12	12
KYPHON	400	1,500	1,900	10	39	49
LA JOLLA PHARMACEUTICAL CO	—	4,600	4,600	—	8	8
LA QUINTA CORP PAIRED CTF 1 B LA QUINTA	4,320	8,100	12,420	39	74	113
LA Z BOY	650	2,600	3,250	10	40	50
LABONE	715	1,200	1,915	23	38	61
LABOR READY	500	2,200	2,700	8	37	45

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
LABRANCHE + CO	830	2,600	3,430	7	23	30
LACLEDE GROUP	410	700	1,110	13	22	35
ADISH COMPANY	—	2,400	2,400	—	28	28
LAFARGE NORTH AMERICA	1,000	2,900	3,900	51	149	200
LAIDLAW INTERNATIONAL W I	3,190	4,200	7,390	68	90	158
LAKES ENTERTAINMENT	450	—	450	7	—	7
LAM RESH	1,870	5,650	7,520	54	163	217
LAMAR ADVERTISING CO CL A	2,250	3,800	6,050	96	163	259
LANCASTER COLONY	700	1,600	2,300	30	69	99
LANCE	710	1,100	1,810	14	21	35
LANDAMERICA FINL GROUP	200	800	1,000	11	43	54
LANDAUER	—	600	600	—	27	27
LANDRYS RESTAURANTS	400	1,300	1,700	12	38	50
LANDSTAR SYS	600	1,400	2,000	44	103	147
LAS VEGAS SANDS	—	15,000	15,000	—	720	720
LASALLE HOTEL PPTYS SH BEN INT	300	1,400	1,700	10	45	55
LASERCARD CORPORATION	650	—	650	7	—	7
LASERSCOPE	250	—	250	9	—	9
LATTICE SEMICONDUCTOR	1,600	5,640	7,240	9	32	41
LAUDER ESTEE COS CL A	1,600	5,200	6,800	73	238	311
LAUREATE ED	1,250	1,834	3,084	55	81	136
LAWSON PRODS	200	700	900	10	35	45
LAWSON SOFTWARE	1,500	4,400	5,900	10	30	40
LAZARE KAPLAN INTL	—	1,600	1,600	—	15	15
LCA VISION	450	1,800	2,250	11	42	53
LEAPFROG ENTERPRISES	790	2,100	2,890	11	29	40
LEAR	950	2,900	3,850	58	177	235
LEARNING TREE INTL	250	1,100	1,350	3	15	18
LECG	450	—	450	8	—	8
LECROY	—	500	500	—	12	12
LEE ENTERPRISES	450	2,100	2,550	21	97	118
LEGG MASON	1,350	4,200	5,550	99	308	407
LENNAR CL A	2,030	6,628	8,658	115	376	491
LENNOX INTL	990	2,700	3,690	20	55	75
LESCO OHIO	—	1,200	1,200	—	15	15
LEUCADIA NATL	980	3,036	4,016	68	211	279
LEVEL 3 COMMUNICATIONS	6,230	30,900	37,130	21	105	126
LEVITT FLA CL A	237	1,275	1,512	7	39	46
LEXAR MEDIA	590	4,500	5,090	5	35	40
LEXICON GENETICS	1,000	4,800	5,800	8	37	45
LEXINGTON CORPORATE PPTY TR	650	2,000	2,650	15	45	60
LIBBEY	300	900	1,200	7	20	27

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
LIBERTY SC	250	800	1,050	11	35	46
LIBERTY MEDIA SER A	42,506	124,775	167,281	467	1,370	1,837
LIBERTY MEDIA INTL SER A	2,554	7,483	10,037	118	346	464
LIBERTY PROPERTY SH BEN INT SUPP	1,233	3,500	4,733	53	151	204
LIFECORE BIOMEDICAL	—	1,700	1,700	—	19	19
LIFELINE SYS	—	1,100	1,100	—	28	28
LIFEPOINT HOSPS	350	1,600	1,950	12	56	68
LIFEWAY FOODS	—	1,800	1,800	—	16	16
LIGAND PHARMACEUTICALS CL B	1,150	3,000	4,150	13	35	48
LIGHTBRIDGE	—	1,638	1,638	—	10	10
LIN TV CL A	640	1,500	2,140	12	29	41
LINCARE HLDGS	1,455	4,200	5,655	62	179	241
LINCOLN ELEC HLDGS	790	2,000	2,790	27	69	96
LINDSAY MFG CO	—	950	950	—	25	25
LINENS N THINGS	400	1,900	2,300	10	47	57
LIPID SCIENCES	—	2,800	2,800	—	10	10
LIQUIDMETAL TECHNOLOGIES	2,655	—	2,655	6	—	6
LITHIA MTRS CL A	300	1,400	1,700	8	38	46
LITTELFUSE	340	1,300	1,640	12	44	56
LKQ	400	—	400	8	—	8
LNR PPTY	500	800	1,300	31	50	81
LO JACK	—	1,500	1,500	—	18	18
LODGENET ENTMT	—	1,700	1,700	—	30	30
LOGANSPORT FINL	—	800	800	—	14	14
LONE STAR STEAKHOUSE + SALOON	430	900	1,330	12	25	37
LONE STAR TECHNOLOGIES	350	1,310	1,660	12	44	56
LONGS DRUG STORES	1,200	1,600	2,800	33	44	77
LONGVIEW FIBRE CO WASHINGTON	1,350	2,100	3,450	24	38	62
LOOKSMART LTD	—	11,500	11,500	—	25	25
LSI INDS	—	1,625	1,625	—	19	19
LTC PROPERTIES	450	2,400	2,850	9	48	57
LTX	1,350	3,100	4,450	10	24	34
LUBRIZOL	1,300	2,200	3,500	48	81	129
LUMINEX	700	2,000	2,700	6	18	24
LYNCH INTERACTIVE	—	700	700	—	22	22
LYONDELL CHEMICAL CO	3,534	10,645	14,179	102	308	410
M.D.C. HOLDINGS	720	1,504	2,224	62	130	192
M/I SCHOTTENSTEIN HOMES	270	—	270	15	—	15
MACDERMID	360	1,400	1,760	13	51	64
MACERICH CO	861	2,500	3,361	54	157	211
MACK CA RLTY	1,034	2,500	3,534	48	115	163
MACROMEDIA	2,030	2,710	4,740	63	84	147

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
MACROVISION	610	1,800	2,410	16	46	62
MADDEN STEVEN LTD	—	1,200	1,200	—	23	23
MAF BANCORP	910	1,853	2,763	41	83	124
MAGELLAN HEALTH SVCS	800	1,600	2,400	27	55	82
MAGELLAN MIDSTREAM PARTNERS LP UNIT	250	1,000	1,250	15	59	74
MAGELLAN PETE	—	5,100	5,100	—	7	7
MAGMA DESIGN AUTOMATION	450	2,300	2,750	6	29	35
MAGNETEK	—	2,900	2,900	—	20	20
MAGNUM HUNTER RESOURCES	1,270	3,200	4,470	16	41	57
MAGUIRE PPTYS	1,180	1,800	2,980	32	49	81
MAIN STR BKS	460	1,000	1,460	16	35	51
MAINE + MARITIMES	—	100	100	—	3	3
MANAGEMENT NETWORK GROUP	—	100	100	—	—	—
MANDALAY RESORT GROUP	983	2,900	3,883	69	204	273
MANHATTAN ASSOCS	960	1,200	2,160	23	29	52
MANITOWOC	430	1,300	1,730	16	49	65
MANNING GREG AUCTIONS	—	2,300	2,300	—	28	28
MANPOWER WIS	1,312	3,664	4,976	63	177	240
MANTECH INTL CL A	400	1,400	1,800	9	33	42
MANUGISTICS GROUP	—	5,100	5,100	—	15	15
MAPICS	—	1,500	1,500	—	16	16
MAPINFO	—	1,575	1,575	—	19	19
MARCUS	450	1,300	1,750	11	33	44
MARINE PRODUCTS	400	—	400	10	—	10
MARINEMAX	460	800	1,260	14	24	38
MARISA CHRISTINA	—	2,700	2,700	—	3	3
MARITRANS	—	1,100	1,100	—	20	20
MARKEL	143	460	603	52	167	219
MARKETWATCH	—	2,200	2,200	—	40	40
MARKWEST HYDROCARBON	—	2,585	2,585	—	45	45
MARSH SUPERMARKETS CL B	—	1,500	1,500	—	18	18
MARTEK BIOSCIENCES	500	1,200	1,700	26	61	87
MARTHA STEWART LIVING CL A	—	2,100	2,100	—	61	61
MARTIN MARIETTA MATLS	500	2,000	2,500	27	107	134
MARVEL ENTERPRISES	2,615	4,199	6,814	54	86	140
MASSEY ENERGY	1,105	3,700	4,805	39	129	168
MASTEC	—	4,050	4,050	—	41	41
MATRIA HEALTHCARE	—	1,100	1,100	—	43	43
MATRITECH	—	2,600	2,600	—	3	3
MATRIX BANCORP	—	1,300	1,300	—	16	16
MATRIX SVC CO	—	2,200	2,200	—	18	18
MATRIXONE	400	4,200	4,600	3	28	31

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
MATTHEWS INTL CL A	400	1,500	1,900	15	55	70
MATTSON TECHNOLOGY	1,030	2,913	3,943	12	33	45
MAUI LD + PINEAPPLE	—	600	600	—	24	24
MAVERICK TUBE	540	1,900	2,440	16	58	74
MAXIM PHARMACEUTICAL	300	—	300	1	—	1
MAXIMUS	300	1,200	1,500	9	37	46
MAXTOR	7,475	9,404	16,879	40	50	90
MAXWELL TECHNOLOGIES	—	800	800	—	8	8
MAXXAM RTS	—	1,500	1,500	—	49	49
MAXYGEN	600	2,500	3,100	8	32	40
MB FINL	300	1,400	1,700	13	59	72
MCAFEE	2,320	6,672	8,992	67	193	260
MCCLATCHY CO CL A	640	1,900	2,540	46	136	182
MCDATA CORPORATION CL A	1,320	4,700	6,020	8	28	36
MCDERMOTT INTL	850	2,800	3,650	16	51	67
MCGRATH RENT	200	400	600	9	17	26
MCI	4,150	12,800	16,950	84	258	342
MCLEOD ESCROW	—	16,412	16,412	—	—	—
MCLEODUSA CL A	—	3,461	3,461	—	2	2
MDU RES GROUP	1,711	4,750	6,461	46	127	173
MEDAREX	1,400	5,700	7,100	15	61	76
MEDCATH CORPORATION	350	—	350	9	—	9
MEDIA GEN CL A	350	1,000	1,350	23	65	88
MEDIABAY	—	3,800	3,800	—	6	6
MEDIACOM COMMUNICATIONS CL A	2,700	4,600	7,300	17	29	46
MEDICAL ACTION IND	—	1,100	1,100	—	22	22
MEDICAL STAFFING NETWORK HLDGS	—	1,300	1,300	—	11	11
MEDICINES CO	1,190	1,900	3,090	34	55	89
MEDICIS PHARMACEUTICAL CL A	1,200	2,400	3,600	42	84	126
MEDIS TECHNOLOGIES LTD	500	2,000	2,500	9	37	46
MEDQUIST	600	1,482	2,082	9	22	31
MEDWAVE	—	1,300	1,300	—	6	6
MEMC ELECTR MATLS	4,525	6,700	11,225	60	89	149
MENS WEARHOUSE	500	1,600	2,100	16	51	67
MENTOR MINN	460	1,800	2,260	16	61	77
MENTOR GRAPHICS	2,380	2,700	5,080	36	41	77
MERCANTILE BANKSHARES	1,120	3,500	4,620	58	183	241
MERCHANTS GROUP	—	600	600	—	14	14
MERCURY GEN	793	2,400	3,193	48	144	192
MERCURY PUTER SYS	300	1,000	1,300	9	30	39
MERGE TECHNOLOGIES	—	700	700	—	16	16
MERIDIAN BIOSCIENCE	—	1,500	1,500	—	26	26

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
MERIDIAN GOLD	1,444	4,200	5,644	27	80	107
MERIDIAN RESOURCE	1,050	5,300	6,350	6	32	38
MERISTAR HOSPITALITY	2,913	5,000	7,913	24	42	66
MERIT MED SYS	560	1,565	2,125	9	24	33
MERITAGE HOME	200	700	900	23	79	102
MERIX	—	1,000	1,000	—	12	12
MESA AIR GROUP	1,021	—	1,021	8	—	8
MET PRO	—	933	933	—	12	12
METHODE ELECTRS	650	1,800	2,450	8	23	31
METRIS COS	900	4,050	4,950	11	52	63
METRO GOLDWYN MAYER	2,700	10,000	12,700	32	119	151
METRO ONE TELECOMM	—	1,050	1,050	—	2	2
METROLOGIC INSTRS	—	1,400	1,400	—	30	30
METROMEDIA FIBER NETWORK	600	—	600	—	—	—
MFA MORTGAGE INVESTMENTS	1,180	—	1,180	10	—	10
MGE ENERGY	400	700	1,100	14	25	39
MGI PHARMA	1,840	3,000	4,840	52	84	136
MGM MIRAGE	1,900	6,296	8,196	138	458	596
MGP INGREDIENTS	—	1,800	1,800	—	16	16
MICHAELS STORES	1,958	5,800	7,758	59	174	233
MICREL	1,120	3,680	4,800	12	41	53
MICRO PONENT TECHNOLOGY	—	3,100	3,100	—	2	2
MICROCHIP TECHNOLOGY	2,722	9,049	11,771	73	241	314
MICROHELIX	—	3,300	3,300	—	1	1
MICROMUSE	1,690	3,460	5,150	9	19	28
MICROS SYS	310	700	1,010	24	55	79
MICROSEMI	1,500	3,400	4,900	26	59	85
MICROSTRATEGY CL A	200	600	800	12	36	48
MID AMER APT CMNTYS	330	800	1,130	14	33	47
MID STATE BANCSHARES	350	900	1,250	10	26	36
MIDAS ORPORATED	400	—	400	8	—	8
MIDDLEBY	100	—	100	5	—	5
MIDLAND CO	300	1,200	1,500	9	38	47
MIDSOUTH BANCORP	—	1,237	1,237	—	33	33
MIDWAY GAMES	800	2,879	3,679	8	30	38
MIDWEST AIR GROUP	—	1,700	1,700	—	5	5
MIDWEST BANC HLDGS	350	1,400	1,750	8	31	39
MIDWESTONE FINL GROUP	—	1,000	1,000	—	21	21
MILACRON	—	4,600	4,600	—	16	16
MILLENNIUM PHARMACEUTICALS	4,442	12,559	17,001	54	152	206
MILLER HERMAN	1,450	3,400	4,850	40	94	134
MILLS	781	2,300	3,081	50	147	197

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
MIM	—	2,600	2,600	—	17	17
MINDSPEED TECHNOLOGIES	3,250	5,700	8,950	9	16	25
MINE SAFETY APPLIANCES CO	900	1,800	2,700	46	91	137
MINERALS TECHNOLOGIES	210	800	1,010	14	53	67
MISSION WEST PROPERTIES	1,340	—	1,340	14	—	14
MKS INSTRS	900	2,000	2,900	17	37	54
MOBILE MINI	—	600	600	—	20	20
MOBILITY ELECTRONICS	—	2,300	2,300	—	20	20
MODINE MFG CO	600	1,300	1,900	20	44	64
MOHAWK INDS	900	2,954	3,854	82	270	352
MOLDFLOW	—	1,200	1,200	—	19	19
MOLECULAR DEVICES	—	1,150	1,150	—	23	23
MONACO COACH	450	1,500	1,950	9	31	40
MONEYGRAM INTL	1,609	3,900	5,509	34	82	116
MONMOUTH REAL ESTATE INVT CL A	—	1,800	1,800	—	15	15
MONOLITHIC SYS TECHNOLOGY	—	2,600	2,600	—	16	16
MONRO MUFFLER BRAKE	300	—	300	8	—	8
MOOG	300	—	300	14	—	14
MOSAIC CO	5,484	15,600	21,084	89	255	344
MOSSIMO	—	3,300	3,300	—	11	11
MOTHERS WK	250	700	950	3	10	13
MOVADO GROUP	500	1,600	2,100	9	30	39
MOVIE GALLERY	350	1,000	1,350	7	19	26
MOVIE STAR	—	2,500	2,500	—	3	3
MPS GROUP	3,440	3,600	7,040	42	44	86
MRO SOFTWARE	—	900	900	—	12	12
MRV COMMUNICATIONS	—	5,120	5,120	—	19	19
MSC INDL DIRECT CL A	1,000	2,300	3,300	36	83	119
MSC SOFTWARE	—	1,900	1,900	—	20	20
MTC TECHNOLOGIES	300	1,100	1,400	10	37	47
MTR GAMING GROUP	800	2,800	3,600	8	30	38
MTS SYS	350	1,500	1,850	12	51	63
MUELLER INDS	500	1,500	2,000	16	48	64
MULTI COLOR	—	875	875	—	16	16
MULTIMEDIA GAMES	500	1,500	2,000	8	24	32
MURPHY OIL	1,230	4,060	5,290	99	327	426
MYERS IND	605	2,710	3,315	8	35	43
MYKROLIS	900	2,400	3,300	13	34	47
MYRIAD GENETICS	390	1,400	1,790	9	32	41
NABI BIOPHARMACEUTICALS	750	—	750	11	—	11
NACCO INDS CL A	100	400	500	11	42	53
NALCO HLDG CO	2,063	6,000	8,063	40	117	157

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
NANOMETRICS	—	1,100	1,100	—	18	18
NANOPHASE TECHNOLOGIES	—	2,300	2,300	—	20	20
NAPSTER	—	2,400	2,400	—	23	23
NARA BANCORP	700	—	700	15	—	15
NASB FINANCIAL	556	—	556	22	—	22
NASH FINCH CO	—	700	700	—	26	26
NATCO GROUP CL A	—	600	600	—	5	5
NATIONAL BEVERAGE	1,340	2,600	3,940	11	22	33
NATIONAL FINL PARTNERS	350	1,700	2,050	14	66	80
NATIONAL FUEL GAS CO N J	1,630	3,800	5,430	46	108	154
NATIONAL HEALTH INVS	520	1,600	2,120	15	47	62
NATIONAL HEALTH RLTY	—	1,100	1,100	—	22	22
NATIONAL HEALTHCARE	777	900	1,677	27	32	59
NATIONAL INSTRS	750	3,200	3,950	20	87	107
NATIONAL OILWELL	950	3,400	4,350	34	120	154
NATIONAL PENN BANCSHARES	437	1,483	1,920	12	41	53
NATIONAL PRESTO INDS	200	—	200	9	—	9
NATIONAL R V HLDGS	—	1,600	1,600	—	15	15
NATIONAL WESTERN LIFE	130	—	130	22	—	22
NATIONWIDE FINL SVCS CL A	1,300	2,400	3,700	50	92	142
NATIONWIDE HEALTH PPTYS	860	3,300	4,160	20	78	98
NATURAL RESOURCE PART. LP	200	—	200	12	—	12
NAUTILUS GROUP	500	1,337	1,837	12	32	44
NAVARRE	550	1,500	2,050	10	26	36
NAVIGANT CONSULTING CO	600	—	600	16	—	16
NAVIGATORS GROUP	250	1,000	1,250	8	30	38
NAVTEQ	1,200	4,100	5,300	56	190	246
NBT BANCORP	500	1,780	2,280	13	46	59
NBTY	660	2,800	3,460	16	67	83
NCI BLDG SYS	250	700	950	9	26	35
NCO GROUP	1,118	1,708	2,826	29	44	73
NDCHEALTH	460	1,600	2,060	9	30	39
NEIGHBORCARE	1,390	1,700	3,090	43	52	95
NEIMAN MARCUS GROUP CL A	717	2,300	3,017	51	165	216
NEKTAR THERAPEUTICS	2,500	3,300	5,800	51	67	118
NELNET CL A	—	2,200	2,200	—	59	59
NEOFORMA	—	1,200	1,200	—	9	9
NEON SYS	—	1,200	1,200	—	4	4
NEOPHARM	—	1,182	1,182	—	15	15
NEORX	—	2,500	2,500	—	5	5
NEOSE TECHNOLOGIES	—	2,100	2,100	—	14	14
NET2PHONE	—	4,300	4,300	—	15	15

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
NETBANK	750	2,969	3,719	8	31	39
NETFLIX	500	2,900	3,400	6	36	42
NETGURU	—	2,400	2,400	—	3	3
NETIQ	950	2,358	3,308	12	29	41
NETRATINGS	500	2,300	2,800	10	44	54
NETSCOUT SYS	—	1,300	1,300	—	9	9
NEUROCRINE BIOSCIENCES	590	1,600	2,190	29	79	108
NEUROGEN	—	2,300	2,300	—	22	22
NEW CENTY FINL MD	675	1,600	2,275	43	102	145
NEW HAMPSHIRE THRIFT	—	400	400	—	13	13
NEW JERSEY RES	950	1,100	2,050	41	48	89
NEW PLAN EXCEL RLTY TR	1,758	4,300	6,058	48	116	164
NEW YORK + CO	—	2,200	2,200	—	36	36
NEW YORK CMNTY BANCORP	3,523	11,714	15,237	72	241	313
NEWALLIANCE BANCSHARES	1,350	4,900	6,250	21	75	96
NEWCASTLE INVT	1,200	1,400	2,600	38	44	82
NEWFIELD EXPL CO	800	2,400	3,200	47	142	189
NEWMIL BANCORP	—	700	700	—	22	22
NEWPARK RES	1,300	3,900	5,200	7	20	27
NEWPORT	600	1,550	2,150	8	22	30
NEWPOWER HOLDINGS .	1,050	—	1,050	—	—	—
NEXTEL PARTNERS CL A	2,689	8,100	10,789	53	158	211
NIKU	—	1,000	1,000	—	20	20
NL INDS	1,190	2,300	3,490	26	51	77
NMS COMMUNICATIONS	—	2,200	2,200	—	14	14
NN	—	1,600	1,600	—	21	21
NOBLE ENERGY	845	2,400	3,245	52	148	200
NOBLE INTL LTD	—	1,000	1,000	—	20	20
NORDSON	410	1,600	2,010	16	64	80
NORSTAN RTS	—	1,300	1,300	—	7	7
NORTH AMERN SCIENTIFIC	—	1,800	1,800	—	10	10
NORTH PITTSBURGH SYS	982	—	982	24	—	24
NORTHEAST UTILS	1,300	5,400	6,700	25	102	127
NORTHERN STS FINL	—	700	700	—	22	22
NORTHRIM BANCORP	—	700	700	—	16	16
NORTHWEST AIRLS CLASS A	800	4,700	5,500	9	51	60
NORTHWEST BANCORP PA	580	2,500	3,080	15	63	78
NORTHWEST NAT GAS CO	290	900	1,190	10	30	40
NORTHWEST PIPE CO	—	1,400	1,400	—	35	35
NOVASTAR FINL	250	1,800	2,050	12	89	101
NOVATEL WIRELESS	350	—	350	7	—	7
NOVAVAX	—	4,000	4,000	—	13	13

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
NOVEN PHARMACEUTICALS	1,453	1,600	3,053	25	27	52
NOVOSTE	—	900	900	—	2	2
NPS PHARMACEUTICALS	950	1,900	2,850	17	35	52
NRG ENERGY	1,300	4,600	5,900	47	166	213
NS GROUP	—	2,000	2,000	—	56	56
NSTAR	772	2,115	2,887	42	115	157
NTL	1,274	3,600	4,874	93	263	356
NTL SERIES A WARRANT	3	—	3	—	—	—
NU HORIZONS ELECTRS	—	1,400	1,400	—	11	11
NU SKIN ENTERPRISES CL A	1,000	2,900	3,900	25	74	99
NUANCE COMMUNICATIONS	150	3,200	3,350	1	13	14
NUCO2	—	1,000	1,000	—	22	22
NUVEEN INVTS CL A	1,300	4,200	5,500	51	166	217
NUVELO	700	—	700	7	—	7
NVE MON	—	300	300	—	8	8
NVR	93	280	373	72	215	287
NWH	—	900	900	—	13	13
NYFIX	850	850	1,700	5	5	10
O CHARLEYS	400	1,600	2,000	8	31	39
O REILLY AUTOMOTIVE	950	2,200	3,150	43	99	142
OAKLEY	1,500	3,400	4,900	19	43	62
OCA	900	3,500	4,400	6	22	28
OCEANEERING INTL	400	1,000	1,400	15	37	52
OCEANFIRST FINANCIAL	350	—	350	9	—	9
OCULAR SCIENCES	350	1,100	1,450	17	54	71
OCWEN FINL	1,430	2,400	3,830	14	23	37
ODYSSEY HEALTHCARE	387	2,500	2,887	5	34	39
ODYSSEY RE HLDGS	1,900	3,000	4,900	48	76	124
OFFSHORE LOGISTICS	280	900	1,180	9	29	38
OGE ENERGY	850	3,800	4,650	23	101	124
OHIO CAS	600	2,800	3,400	14	65	79
OIL DRI AMER	—	1,800	1,800	—	33	33
OIL STATES INTL	1,030	2,300	3,330	20	44	64
OLD DOMINION FGHT LINES	300	1,575	1,875	10	55	65
OLD NATL BANCORP IND RTS	1,050	2,879	3,929	27	74	101
OLD REP INTL	2,550	7,225	9,775	65	183	248
OLD SECOND BANCORP I	300	—	300	10	—	10
OLIN	590	3,100	3,690	13	68	81
OM GROUP	950	1,100	2,050	31	36	67
OMEGA FINL	200	800	1,000	7	27	34
OMEGA HEALTHCARE (REIT)	750	—	750	9	—	9
OMI CORPORATION SHS	690	3,600	4,290	12	61	73

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
OMNI ENERGY SVCS	—	1,900	1,900	—	4	4
OMNICARE	1,516	4,200	5,716	52	145	197
OMNICELL	620	1,600	2,220	7	18	25
OMNIVISION TECHNOLOGIES	1,530	2,600	4,130	28	48	76
OMNOVA SOLUTIONS	—	4,300	4,300	—	24	24
ON ASSIGNMENT	550	3,200	3,750	3	17	20
ON SEMICONDUCTOR	2,250	10,900	13,150	10	49	59
ONEIDA LTD	—	500	500	—	2	2
ONEOK	1,050	3,700	4,750	30	105	135
ONYX PHARMACEUTICALS	550	1,400	1,950	18	45	63
ONYX SOFTWARE	—	625	625	—	2	2
OPENWAVE SYS	1,780	2,887	4,667	28	45	73
OPLINK COMMUNICATIONS OC	950	10,800	11,750	2	21	23
OPNET TECHNOLOGIES	—	1,300	1,300	—	11	11
OPSWARE	1,150	5,400	6,550	8	40	48
OPTICAL CABLE	84	—	84	—	—	—
OPTICAL CABLE WT EXP 24OCT07	—	212	212	—	—	—
OPTION CARE	1,319	1,650	2,969	23	28	51
ORASURE TECHNOLOGIES	1,175	2,800	3,975	8	19	27
ORBIT INTL	—	1,000	1,000	—	11	11
ORBITAL SCIENCES A	1,070	2,500	3,570	13	30	43
ORCHID BIOSCIENCES	—	3,860	3,860	—	44	44
OREGON STL MLS	—	2,000	2,000	—	41	41
ORIENTAL FINL GROUP	429	1,239	1,668	12	35	47
ORLEANS HOMEBUILDERS	400	—	400	8	—	8
ORPHAN MED	—	1,100	1,100	—	10	10
ORYX TECHNOLOGY	—	2,100	2,100	—	5	5
OSCIENT PHARMACEUTICALS	1,500	4,800	6,300	5	18	23
OSHKOSH B GOSH CL A	300	1,100	1,400	6	24	30
OSHKOSH TRUCK	750	1,600	2,350	51	109	160
OSI PHARMACEUTICALS	722	1,600	2,322	54	120	174
OSI SYS	938	1,100	2,038	21	25	46
OTTER TAIL	450	1,000	1,450	11	26	37
OUTBACK STEAKHOUSE	840	3,000	3,840	38	137	175
OVERLAND STORAGE	732	1,000	1,732	12	17	29
OVERNITE	350	1,100	1,450	13	41	54
OVERSEAS SHIPHOLDING GROUP	440	1,500	1,940	24	83	107
OVERSTOCK	200	900	1,100	14	62	76
OWENS + MINOR	900	1,700	2,600	25	48	73
OWENS ILL	2,172	6,200	8,372	49	140	189
OXFORD INDUSTRIES	270	—	270	11	—	11
OYO GEOSPACE	—	800	800	—	15	15

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
P F CHANGS CHINA BISTRO	340	1,200	1,540	19	68	87
PACER INTL TN	580	1,700	2,280	12	36	48
PACIFIC CAP BANCORP	1,000	2,488	3,488	34	85	119
PACIFIC ENERGY PARTNERS	300	—	300	9	—	9
PACIFIC SUNWEAR OF CALIF	2,200	3,325	5,525	49	74	123
PACIFICARE HEALTH SYSTEMS	1,252	3,700	4,952	71	209	280
PACKAGING AMER	1,555	4,700	6,255	37	111	148
PACKAGING DYNAMICS 1	—	1,180	1,180	—	17	17
PACKETEER	350	2,500	2,850	5	36	41
PAIN THERAPEUTICS	—	2,900	2,900	—	21	21
PALM HBR HOMES	400	1,400	1,800	7	24	31
PALMONE	670	2,050	2,720	21	65	86
PALMSOURCE	—	902	902	—	11	11
PAN PAC RETAIL PPTYS	400	1,800	2,200	25	113	138
PANAVISION	—	1,700	1,700	—	11	11
PANERA BREAD CO CL A	600	1,300	1,900	24	52	76
PANTRY	—	900	900	—	27	27
PAPA JOHNS INTL	360	1,100	1,460	12	38	50
PAR PHARMACEUTICAL COS	350	1,700	2,050	14	70	84
PARADYNE NETWORKS	—	2,700	2,700	—	10	10
PAREXEL INTL	690	1,800	2,490	14	37	51
PARK ELECTROCHEMICAL	300	1,200	1,500	7	26	33
PARK NATL	304	656	960	41	89	130
PARK OH HLDGS	—	1,900	1,900	—	49	49
PARKER DRILLING CO	—	6,500	6,500	—	26	26
PARKWAY PPTYS	200	500	700	10	25	35
PARTNERS TRUST FIN’L GRP	2,888	—	2,888	34	—	34
PARTY CITY	—	1,900	1,900	—	25	25
PATHMARK STORES	—	1,100	1,100	—	6	6
PATINA OIL + GAS	700	3,474	4,174	26	130	156
PATRIOT TRANSN HLDG	—	500	500	—	22	22
PATTERSON COS	1,840	5,800	7,640	80	252	332
PATTERSON UTI ENERGY	1,800	7,200	9,000	35	140	175
PAXAR	860	1,800	2,660	19	40	59
PAXSON COMMUNICATIONS	—	6,000	6,000	—	8	8
PAYLESS SHOESOURCE	1,800	2,715	4,515	22	33	55
PC CONNECTION	—	3,000	3,000	—	29	29
PC MALL	—	800	800	—	18	18
PC TEL	—	2,300	2,300	—	18	18
PDF SOLUTIONS	201	1,600	1,801	3	26	29
PDI	250	1,150	1,400	6	26	32
PEABODY ENERGY	894	2,700	3,594	72	218	290

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
PEAPACK GLADSTONE FIN	550	—	550	17	—	17
PEC SOLUTIONS	—	1,700	1,700	—	24	24
PEDIATRIX MED GROUP	300	1,000	1,300	19	64	83
PEETS COFFEE AND TEA	—	1,100	1,100	—	29	29
PEGASUS COMMUNICATIONS CL A	—	400	400	—	4	4
PEGASUS SOLUTIONS	—	1,600	1,600	—	20	20
PEGASYSTEMS	—	2,200	2,200	—	19	19
PEMCO AVIATION	—	300	300	—	8	8
PEMSTAR	—	1,500	1,500	—	3	3
PENN AMERICA GROUP	—	1,950	1,950	—	29	29
PENN NATL GAMING	650	1,800	2,450	39	109	148
PENN VA	420	800	1,220	17	32	49
PENN VIRGINIA RESOURCE	500	—	500	26	—	26
PENNICHUCK	—	200	200	—	5	5
PENNSYLVANIA REAL ESTATE INVT SH BEN INT	450	1,581	2,031	19	68	87
PENTAIR	1,460	4,200	5,660	64	183	247
PENTON MEDIA	—	1,700	1,700	—	—	—
PENWEST PHARMACEUTICALS CO	—	1,300	1,300	—	16	16
PEOPLES BANCORP	250	—	250	7	—	7
PEOPLES BK BRIDGEPORT CONN	1,365	4,050	5,415	53	158	211
PEOPLES CMNTY BANCORP	—	600	600	—	14	14
PEOPLES HLDG CO	535	600	1,135	18	20	38
PEP BOYS MANNY MOE + JACK	1,970	2,400	4,370	34	41	75
PEPCO HLDGS	2,703	6,700	9,403	58	143	201
PEPSIAMERICAS	1,999	6,400	8,399	42	136	178
PER SE TECHNOLOGIES	550	1,700	2,250	9	27	36
PEREGRINE SYSTEMS	10	—	10	—	—	—
PERFORMANCE FOOD GROUP CO	350	1,900	2,250	9	51	60
PERFORMANCE TECHNOLOGIES	—	1,200	1,200	—	11	11
PERICOM SEMICONDUCTOR	700	2,600	3,300	7	25	32
PEROT SYS CDT CL A	1,570	5,400	6,970	25	87	112
PERRIGO CO	650	3,000	3,650	11	52	63
PETCO ANIMAL SUPPLIES	1,250	2,700	3,950	49	107	156
PETROHAWK ENERGY	—	1,350	1,350	—	12	12
PETROLEUM DEV	—	1,400	1,400	—	54	54
PETROLEUM HELICOPTERS	—	300	300	—	8	8
PETSMART	2,020	6,200	8,220	72	220	292
PFF BANCORP	330	980	1,310	15	45	60
PHARMACEUTICAL PROD DEV	1,500	2,600	4,100	62	107	169
PHARMACOPEIA DRUG DISCOVERY	305	2,100	2,405	2	13	15
PHARMACYCLICS	—	2,600	2,600	—	27	27
PHARMION	300	1,300	1,600	13	55	68

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
PHARMOS	1,950	—	1,950	3	—	3
PHC MASS CL A	—	3,100	3,100	—	4	4
HILADELPHIA CONS HLDG	300	900	1,200	20	60	80
PHILLIPS VAN HEUSEN	400	1,300	1,700	11	35	46
PHOENIX COS	960	4,000	4,960	12	50	62
PHOENIX TECHNOLOGIES LTD	—	1,200	1,200	—	10	10
PHOTON DYNAMICS	250	—	250	6	—	6
PHOTRONICS	550	1,310	1,860	9	22	31
PICO HLDGS	—	1,100	1,100	—	23	23
PIEDMONT NAT GAS	1,900	3,200	5,100	44	74	118
PIER 1 IMPORTS	2,650	4,000	6,650	52	79	131
PILGRIMS PRIDE	600	2,700	3,300	18	83	101
PINNACLE ENTMT	600	2,300	2,900	12	45	57
PINNACLE SYS	1,340	3,300	4,640	8	20	28
PIONEER NAT RES CO	2,114	6,200	8,314	74	218	292
PIONEER RAIL	—	2,700	2,700	—	8	8
PIPER JAFFRAY COS	250	800	1,050	12	38	50
PITTSBURGH + W VA RR SH BEN INT	—	1,500	1,500	—	14	14
PIXAR	1,390	2,400	3,790	119	205	324
PIXELWORKS	830	2,700	3,530	9	31	40
PLAINS ALL AMERN PIPELINE L P UNIT LTD PARTNERSHIP INT	950	2,400	3,350	36	91	127
PLAINS EXPL + PRODTN CO	1,596	3,806	5,402	41	99	140
PLANAR SYS	—	900	900	—	10	10
PLANTRONICS	750	1,900	2,650	31	79	110
PLATO LEARNING	—	1,466	1,466	—	11	11
PLAYBOY ENTERPRISES CL B	600	2,000	2,600	7	25	32
PLAYTEX PRODS	1,520	3,800	5,320	12	30	42
PLEXUS	1,500	1,860	3,360	20	24	44
PLUG PWR	1,000	4,700	5,700	6	29	35
PLX TECHNOLOGY	—	2,400	2,400	—	25	25
PMA CAP CL A	—	1,200	1,200	—	12	12
PMC L TR SH BEN INT	—	1,688	1,688	—	26	26
PMI GROUP	1,320	4,100	5,420	55	171	226
PNM RES	2,075	3,000	5,075	52	76	128
POCAHONTAS BANCORP	—	1,000	1,000	—	16	16
POGO PRODUCING CO	700	2,600	3,300	34	126	160
POINT THERAPEUTICS	—	3,300	3,300	—	18	18
POLARIS INDS	870	2,000	2,870	59	136	195
POLO RALPH LAUREN CL A	1,400	4,000	5,400	60	170	230
POLYCOM	1,150	4,100	5,250	27	96	123
POLYMEDICA	350	1,200	1,550	13	45	58
POLYONE	1,930	4,400	6,330	17	40	57

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
POMEROY IT SOLUTIONS	—	1,400	1,400	—	21	21
POPE + TALBOT	—	1,100	1,100	—	19	19
POPULAR	3,540	11,600	15,140	102	334	436
PORTAL SOFTWARE	390	4,160	4,550	1	11	12
PORTFOLIO RECOVERY ASSOCI	250	—	250	10	—	10
POSSIS MED	250	1,300	1,550	3	18	21
POST PPTYS	600	2,000	2,600	21	70	91
POTLATCH	380	1,300	1,680	19	66	85
POWELL INDS	—	600	600	—	11	11
POWER INTEGRATIONS	600	1,600	2,200	12	32	44
POWERWAVE TECHNOLOGIES	250	5,600	5,850	2	47	49
PRAECIS PHARM	1,675	—	1,675	3	—	3
PRE PAID LEGAL SVCS	400	1,100	1,500	15	41	56
PRECISION CASTPARTS	900	2,554	3,454	59	168	227
PREMCOR	1,240	3,700	4,940	52	156	208
PRENTISS PPTYS TR SH BEN INT	700	1,800	2,500	27	69	96
PRESIDENTIAL LIFE	500	2,200	2,700	8	37	45
PRESSTEK	2,522	2,700	5,222	24	26	50
PRG SHULTZ INTL	—	4,850	4,850	—	24	24
PRICE COMMUNICATIONS	1,050	2,450	3,500	20	46	66
PRICELINE	421	2,033	2,454	10	48	58
PRICESMART	—	1,500	1,500	—	11	11
PRICESMART RT PUR	—	1,500	1,500	—	2	2
PRIDE INTERNATIONAL	1,980	5,500	7,480	41	113	154
PRIMEDIA	3,700	9,236	12,936	14	35	49
PRIMUS TELECOMM GROUP	2,500	6,500	9,000	8	21	29
PRINCETON REVIEW	—	2,800	2,800	—	17	17
PRIORITY HEALTHCARE CL B	450	2,094	2,544	10	46	56
PRIVATEBANK	460	1,200	1,660	15	39	54
PROASSURANCE	350	1,320	1,670	14	52	66
PROGENICS PHAARMACEUTICALS	—	1,400	1,400	—	24	24
PROGRESS SOFTWARE	650	1,500	2,150	15	35	50
PROQUEST COMPANY	350	1,300	1,650	10	39	49
PROSPERITY BANCSHARES	260	1,300	1,560	8	38	46
PROTECTIVE LIFE	1,011	3,000	4,011	43	128	171
PROTEIN DESIGN LABS	2,760	3,900	6,660	57	81	138
PROVIDENT BANCORP	700	3,102	3,802	9	41	50
PROVIDENT BANKSHARES	450	1,551	2,001	16	56	72
PROVIDENT FINACIAL SERVICES	633	3,400	4,033	12	66	78
PROVINCE HEALTHCARE CO	1,750	2,000	3,750	39	45	84
PROXIM CL A	—	170	170	—	1	1
PROXYMED	—	306	306	—	3	3

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
PS BUSINESS PKS CA	500	800	1,300	23	36	59
PSS WORLD MED	2,650	2,500	5,150	33	31	64
PSYCHIATRIC SOLUTIONS	300	—	300	11	—	11
PTEK HLDGS	1,340	2,700	4,040	14	29	43
PUBLIC STORAGE	1,710	5,500	7,210	95	307	402
PUGET ENERGY	1,448	4,600	6,048	36	114	150
PULITZER	180	500	680	12	32	44
PYR ENERGY	—	7,400	7,400	—	8	8
QLT	—	1,100	1,100	—	18	18
QMED	—	1,900	1,900	—	21	21
QUAKER FABRIC	—	1,900	1,900	—	11	11
QUALITY SYSTEMS	—	500	500	—	30	30
QUANEX	340	900	1,240	23	62	85
QUANTA SERVICES	3,750	5,200	8,950	30	42	72
QUANTUM DSSG	4,540	8,600	13,140	12	23	35
QUEST SOFTWARE	1,070	3,900	4,970	17	62	79
QUESTAR	1,150	3,600	4,750	59	183	242
QUICKSILVER RES	700	2,800	3,500	26	103	129
QUIKSILVER	1,200	2,700	3,900	36	80	116
R + G FINANCIAL CL B	380	1,600	1,980	15	62	77
RADIAN GROUP	1,300	4,008	5,308	69	213	282
RADIANT SYS	—	1,150	1,150	—	7	7
RADIO ONE CL A	1,750	4,400	6,150	28	71	99
RADIOLOGIX	—	2,200	2,200	—	10	10
RADISYS	—	1,600	1,600	—	31	31
RAILAMERICA	—	1,600	1,600	—	21	21
RAINMAKER SYS	—	7,200	7,200	—	9	9
RAIT INVT TR	420	1,400	1,820	12	39	51
RALCORP HLDGS	370	1,000	1,370	16	42	58
RAMBUS	3,050	4,380	7,430	70	101	171
RAMCO GERSHENSON PPTYS TR SH BEN INT	300	1,200	1,500	10	39	49
RANGE RES	1,030	2,600	3,630	21	53	74
RARE HOSPITALITY INTL	550	1,650	2,200	18	53	71
RAYMOND JAMES FINANCIAL	900	3,050	3,950	28	94	122
RAYONIER	552	2,371	2,923	27	116	143
RAYOVAC	500	1,400	1,900	15	43	58
RC2	200	900	1,100	7	29	36
RCN CORPORTION	1,600	—	1,600	—	—	—
READERS DIGEST ASSN	1,100	3,900	5,000	15	54	69
REALNETWORKS	5,900	7,900	13,800	39	52	91
REALTY OME	700	1,800	2,500	35	91	126
RECKSON ASSOCS RLTY	1,600	2,700	4,300	52	89	141

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
RED HAT	1,950	8,000	9,950	26	107	133
RED ROBIN GOURMET BURGERS	250	800	1,050	13	43	56
REDBACK NETWORKS	3	2,774	2,777	—	15	15
REDBACK NETWORKS WT	3	78	81	—	—	—
REDWOOD EMPIRE BANCORP	—	450	450	—	13	13
REDWOOD TR .	200	900	1,100	12	56	68
REGAL BELOIT	400	1,200	1,600	11	34	45
REGAL ENTMT GROUP CL A	2,090	6,000	8,090	43	125	168
REGENCY CTRS	886	2,800	3,686	49	155	204
REGENERATION TECHNOLOGIES	200	—	200	2	—	2
REGENERON PHARMACEUTICALS	1,450	3,300	4,750	13	30	43
REGENT COMMUNICATIONS	1,250	3,100	4,350	7	16	23
REGIS CORP MINNESOTA	400	2,000	2,400	18	92	110
REGISTER	—	1,645	1,645	—	10	10
REHABCARE GROUP	300	1,300	1,600	8	36	44
REINSURANCE GROUP AMER	870	2,550	3,420	42	124	166
RELIANCE STL + ALUM CO	350	1,300	1,650	14	51	65
RELIANT ENERGY	4,344	12,500	16,844	59	171	230
REMEC	1,050	3,600	4,650	8	26	34
REMINGTON OIL GAS	610	1,500	2,110	17	41	58
RENAISSANCE LEARNING	450	1,500	1,950	8	28	36
RENAL CARE GROUP	977	3,300	4,277	35	119	154
RENT A CTR	1,650	3,150	4,800	44	83	127
RENT WAY	600	2,000	2,600	5	16	21
RENTRAK	—	1,000	1,000	—	13	13
REPUBLIC BANCORP	1,188	3,955	5,143	18	60	78
REPUBLIC BANCORP -CL.A	400	—	400	10	—	10
REPUBLIC SVCS	2,150	6,700	8,850	72	225	297
RES CARE	600	1,900	2,500	9	29	38
RESEARCH FRONTIERS	—	1,900	1,900	—	12	12
RESMED	950	1,700	2,650	49	87	136
RESOURCES CONNECTION	450	1,200	1,650	24	65	89
RESPIRONICS	350	1,600	1,950	19	87	106
RESTORATION HARDWARE	—	4,100	4,100	—	24	24
RETAIL VENTURES	900	—	900	6	—	6
RETEK	—	4,045	4,045	—	25	25
REVLON CL A	—	15,600	15,600	—	36	36
REX STORES	—	750	750	—	11	11
REYNOLDS + REYNOLDS CO CL A	2,100	3,100	5,200	56	82	138
RF MICRO DEVICES	4,730	8,200	12,930	32	56	88
RGC RES	—	700	700	—	18	18
RH DONNELLEY	370	1,600	1,970	22	94	116

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
RIGEL PHARMACEUTICALS	300	900	1,200	7	22	29
RIGGS NATL	350	—	350	7	—	7
RIGHTNOW TECHNOLOGIES	—	2,100	2,100	—	34	34
RIMAGE	—	1,100	1,100	—	18	18
RITA MED SYS	—	1,010	1,010	—	4	4
RITE AID	4,750	21,900	26,650	17	80	97
RIVERVIEW BANCORP	—	200	200	—	4	4
RLI	300	800	1,100	12	33	45
ROBBINS + MYERS	—	900	900	—	21	21
ROCHESTER MED	—	800	800	—	8	8
ROCK TENN CO CL A	890	1,800	2,690	13	27	40
ROCKFORD	—	2,600	2,600	—	5	5
ROCKY MTN CHOCOLATE FACTORY	—	2,422	2,422	—	35	35
ROGERS	250	800	1,050	11	34	45
ROLLINS	500	1,950	2,450	13	51	64
ROPER INDS	613	1,600	2,213	37	97	134
ROSS STORES	2,202	6,100	8,302	64	176	240
ROYAL CARIBBEAN CRUISES LTD SHS	2,811	8,210	11,021	153	447	600
ROYAL GOLD	350	1,700	2,050	6	31	37
RPM INTL	2,300	4,700	7,000	45	92	137
RSA SEC	1,850	2,950	4,800	37	59	96
RUBY TUESDAY	600	2,800	3,400	16	73	89
RUDDICK	1,100	2,200	3,300	24	48	72
RUDOLPH TECHNOLOGIES	300	1,400	1,700	5	24	29
RURAL CELLUAR CL A	—	1,700	1,700	—	11	11
RUSS BERRIE + CO	300	1,100	1,400	7	25	32
RUSSELL	600	1,400	2,000	12	27	39
RYANS RESTAURANT GROUP	850	1,700	2,550	13	26	39
RYERSON TULL	500	1,900	2,400	8	30	38
RYLAND GROUP	1,186	1,860	3,046	68	107	175
S + T BANCORP	500	1,300	1,800	19	49	68
S S & C TECHNOLOGIES	350	—	350	7	—	7
S Y BANCORP	350	1,100	1,450	8	27	35
S1	1,100	3,500	4,600	10	32	42
SABA SOFTWARE	187	—	187	1	—	1
SAFEGUARD SCIENTIFICS	—	9,900	9,900	—	21	21
SAFENET	1,133	823	1,956	42	30	72
SAFETY INSURANCE GRP	1,015	—	1,015	32	—	32
SAGA COMMUNICATIONS CL A	400	1,150	1,550	7	19	26
SAKS	1,500	5,675	7,175	22	82	104
SALEM COMMUNICATIONS CL A	250	1,400	1,650	6	35	41
SALESFORCE	1,540	4,600	6,140	26	78	104

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
SALIX PHARMACEUTICALS LTD	825	1,950	2,775	15	34	49
SAMSONITE CORPORATION	5,900	—	5,900	5	—	5
SANDERS MORRIS HARIS GROUP	—	2,600	2,600	—	46	46
SANDERSON FARMS	390	750	1,140	17	32	49
SANDISK	2,270	6,700	8,970	57	167	224
SANDY SPRING BANCORP CMT	330	900	1,230	13	34	47
SANGAMO BIOSCIENCES	—	3,100	3,100	—	19	19
SANTANDER BANCORP	440	1,875	2,315	13	57	70
SANTARUS	500	—	500	5	—	5
SAPIENT	1,450	5,000	6,450	11	40	51
SATCON TECHNOLOGY	—	3,200	3,200	—	6	6
SAUCONY CL B	—	1,200	1,200	—	33	33
SAUER DANFOSS	550	1,800	2,350	12	39	51
SAUL CTRS	250	1,400	1,650	10	54	64
SAVANNAH BANCORP	—	925	925	—	25	25
SAVIENT PHARMACEUTICALS	—	4,700	4,700	—	13	13
SAXON CAP	520	2,100	2,620	12	50	62
SBS TECHNOLOGIES	—	1,300	1,300	—	18	18
SCANA	1,530	4,610	6,140	60	182	242
SCANSOFT	1,400	4,800	6,200	6	20	26
SCANSOURCE	400	700	1,100	25	44	69
SCHEIN HENRY	600	2,000	2,600	42	139	181
SCHLOTZSKYS	—	2,100	2,100	—	—	—
SCHNITZER STEEL INDS CL A	375	—	375	13	—	13
SCHOLASTIC	250	1,600	1,850	9	59	68
SCHOOL SPECIALTY	350	576	926	13	22	35
SCHULMAN A	350	1,300	1,650	7	28	35
SCHWEITZER MAUDUIT INTL	230	1,100	1,330	8	37	45
SCIENTIFIC GAMES CL A	700	3,000	3,700	17	72	89
SCO GROUP	—	1,200	1,200	—	5	5
SCOTTS CO CL A	750	1,200	1,950	55	88	143
SCP POOL	765	1,612	2,377	24	51	75
SCRIPPS E W CO OH CL A	2,160	6,640	8,800	104	321	425
SCS TRANSPORTATION	300	—	300	7	—	7
SEABORD	—	50	50	—	50	50
SEABULK INTERNATIONAL	1,727	—	1,727	21	—	21
SEACHANGE INTL	450	1,000	1,450	8	17	25
SEACOAST BANKING .	350	—	350	8	—	8
SEACOR HLDGS	250	900	1,150	13	48	61
SEAGATE TECHNOLOGY SHS	6,742	19,800	26,542	116	342	458
SEATTLE GENETICS	1,420	3,000	4,420	9	20	29
SECURE PUTING	790	2,400	3,190	8	24	32

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
SEEBEYOND TECHNOLOGY	800	4,000	4,800	3	14	17
SEI INVESTMENTS CO	2,950	4,700	7,650	124	197	321
SELECT FORT OC CAP STK	900	2,000	2,900	16	36	52
SELECT MED OC	3,225	4,200	7,425	57	74	131
SELECTIVE INS GROUP	600	1,300	1,900	27	58	85
SEMCO ENERGY	—	3,000	3,000	—	16	16
SEMITOOL	—	2,600	2,600	—	24	24
SEMTECH	1,000	3,400	4,400	22	74	96
SENIOR HSG PPTSY TR SH BEN INT	700	2,460	3,160	13	47	60
SENSIENT TECHNOLOGIES	680	2,100	2,780	16	50	66
SEPRACOR	1,275	3,800	5,075	76	226	302
SEQUA CL A	200	600	800	12	37	49
SEQUENOM	—	3,100	3,100	—	4	4
SERACARE LIFE SCIENCES	—	900	900	—	13	13
SERENA SOFTWARE	600	1,700	2,300	13	37	50
SEROLOGICALS	610	1,200	1,810	13	27	40
SERVICE INTL	3,300	12,600	15,900	25	94	119
SERVICE MASTER COMPANY	8,000	12,350	20,350	110	170	280
SFBC INTL	300	1,200	1,500	12	47	59
SHARPER IMAGE	370	800	1,170	7	15	22
SHAW GROUP	750	2,400	3,150	13	43	56
SHELBOURNE II LIQ TRUST	200	—	200	3	—	3
SHELBOURNE PPTYS II	—	200	200	—	1	1
SHELBOURNE PPTYS III	—	1,200	1,200	—	1	1
SHENANDOAH TELECOMM CO	400	—	400	12	—	12
SHOE CARNIVAL	—	900	900	—	12	12
SHOPKO STORES	550	2,000	2,550	10	37	47
SHUFFLE MASTER	390	1,499	1,889	18	71	89
SHURGARD STORAGE CTRS CL A	1,200	2,100	3,300	53	92	145
SIERRA HEALTH SVCS	550	1,300	1,850	30	72	102
SIERRA PAC RES	1,800	5,300	7,100	19	56	75
SIGMA DESIGNS	—	1,600	1,600	—	16	16
SIGMATRON INTL	—	900	900	—	12	12
SIGNATURE BK YORK NY	300	1,000	1,300	10	32	42
SILGAN HLDGS	230	1,100	1,330	14	67	81
SILICON GRAPHICS	13,514	17,800	31,314	23	31	54
SILICON IMAGE	1,220	—	1,220	20	—	20
SILICON LABORATORIES OC	1,450	2,300	3,750	51	81	132
SILICON STORAGE TECHNOLOGY	990	4,700	5,690	6	28	34
SILICON VY BANCSHARES	650	1,500	2,150	29	67	96
SILICONIX	450	1,500	1,950	16	55	71
SIMON PPTY GROUP	—	587	587	—	38	38

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
SIMPLETECH	—	5,100	5,100	—	23	23
SIMPSON MFG	800	1,600	2,400	28	56	84
SINCLAIR BROADCAST GROUP CL A	1,510	2,700	4,210	14	25	39
SIPEX	—	3,100	3,100	—	15	15
SIRENZA MICRODEVICES	950	3,000	3,950	6	20	26
SIRF TECHNOLOGY HLDGS	550	2,900	3,450	7	37	44
SIRIUS SATELLITE RADIO	22,710	52,500	75,210	174	402	576
SIRNA THERAPEUTICS	1,806	3,300	5,106	6	10	16
SIRVA	1,600	2,900	4,500	31	56	87
SIX FLAGS	1,250	4,400	5,650	7	24	31
SIZELER PPTY INVS	—	1,100	1,100	—	13	13
SKECHERS FOOT WEAR	600	—	600	8	—	8
SKY FINL GROUP	1,393	4,714	6,107	40	135	175
SKYLINE	200	400	600	8	16	24
SKYTERRA COMMUNICATIONS	—	2,000	2,000	—	54	54
SKYWEST	830	2,600	3,430	17	52	69
SKYWORKS SOLUTIONS	1,510	6,200	7,710	14	58	72
SL GREEN RLTY	390	1,700	2,090	24	103	127
SMART + FINAL	500	1,800	2,300	7	26	33
SMITH A O	960	1,100	2,060	29	33	62
SMITH INTL	1,400	4,500	5,900	76	245	321
SMITHFIELD FOODS	1,233	4,700	5,933	36	139	175
SMUCKER J M CO	601	2,236	2,837	28	105	133
SMURFIT STONE CONTAINER	3,693	10,800	14,493	69	202	271
SOCKET COMMUNICATIONS	—	1,200	1,200	—	2	2
SOLA INTL	610	1,100	1,710	17	30	47
SOMERA COMMUNICATIONS	1,150	2,800	3,950	1	4	5
SONIC	505	2,362	2,867	15	72	87
SONIC AUTOMOTIVE CL A	620	1,300	1,920	15	32	47
SONIC INNOVATIONS	—	1,900	1,900	—	8	8
SONIC SOLUTIONS	300	1,300	1,600	7	29	36
SONICWALL	1,800	4,800	6,600	11	30	41
SONOCO PRODS CO	1,427	4,360	5,787	42	129	171
SONOSITE	350	1,200	1,550	12	41	53
SONUS NETWORKS	4,761	9,490	14,251	27	54	81
SOTHEBYS HLDGS CL A	700	2,300	3,000	13	42	55
SOUND FED BANCORP	—	1,390	1,390	—	23	23
SOURCE	—	1,200	1,200	—	23	23
SOURCE INTERLINK COS	—	1,900	1,900	—	25	25
SOUTH FINL GROUP	610	3,054	3,664	20	99	119
SOUTH JERSEY INDS	310	600	910	16	32	48
SOUTHERN PERU COPPER	1,100	3,300	4,400	52	156	208

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
SOUTHERN UN CO	2,181	3,121	5,302	52	75	127
SOUTHWEST BANCORP OKLA	—	1,300	1,300	—	32	32
SOUTHWEST BANCORPORATION TEX	1,200	3,100	4,300	28	72	100
SOUTHWEST GAS	680	1,000	1,680	17	25	42
SOUTHWESTERN ENERGY CO	550	1,500	2,050	28	76	104
SOVEREIGN BANCORP	—	643	643	—	14	14
SOVRAN SELF STORAGE REIT	200	—	200	8	—	8
SPACEHAB	—	5,700	5,700	—	12	12
SPANISH BROADCASTING SYS CL A	750	2,500	3,250	8	26	34
SPARTECH	740	1,200	1,940	20	33	53
SPECIALTY LABORATORIES	—	2,300	2,300	—	25	25
SPECTRALINK	—	1,600	1,600	—	23	23
SPECTRASITE	713	2,200	2,913	41	127	168
SPEEDWAY MOTORSPORTS	620	1,800	2,420	24	71	95
SPHERION	1,280	2,700	3,980	11	23	34
SPINNAKER EXPL CO	800	1,300	2,100	28	46	74
SPORTS AUTH	250	1,196	1,446	6	31	37
SPORTS RESORTS INTL	3,847	4,000	7,847	11	12	23
SPORTSMANS GUIDE	—	200	200	—	5	5
SPSS	—	1,600	1,600	—	25	25
SPX	834	3,336	4,170	33	134	167
SRA INTL CL A	330	1,100	1,430	21	71	92
SRS LABS	—	2,700	2,700	—	17	17
ST JOE CO	1,070	3,300	4,370	69	212	281
ST MARY LD + EXPL CO	400	1,300	1,700	17	54	71
STAGE STORES	320	1,000	1,320	13	42	55
STAMPS.COM	1,494	—	1,494	24	—	24
STANCORP FINL GROUP	300	1,300	1,600	25	107	132
STANDARD L	878	600	1,478	17	12	29
STANDARD MGMT	—	1,400	1,400	—	5	5
STANDARD MICROSYSTEMS COR	300	—	300	5	—	5
STANDARD MTR PRODS	550	1,500	2,050	9	24	33
STANDARD PAC	350	1,400	1,750	22	90	112
STANDARD REGISTER	—	800	800	—	11	11
STANLEY FURNITURE	—	600	600	—	27	27
STAR SCIENTIFIC	—	3,400	3,400	—	17	17
STARTEK	200	1,100	1,300	6	31	37
STATE AUTO FINL	870	1,800	2,670	22	47	69
STATE BANCORP N Y	—	1,126	1,126	—	31	31
STATION CASINOS	870	2,750	3,620	48	150	198
STATS CHIPPAC LTD SPONSORED ADR	—	4,437	4,437	—	27	27
STEEL DYNAMICS	532	2,200	2,732	20	83	103

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
STEEL TECHNOLOGIES	—	1,100	1,100	—	30	30
STEELCASE CL A	2,159	5,800	7,959	30	80	110
STEELCLOUD	—	1,800	1,800	—	3	3
STEIN MART	930	2,700	3,630	16	46	62
STEINWAY MUSICAL INSTRS	200	600	800	6	17	23
STELLENT	—	2,000	2,000	—	18	18
STERICYCLE	450	1,600	2,050	21	74	95
STERIS	1,691	2,800	4,491	40	66	106
STERLING BANCORP/NY	300	—	300	8	—	8
STERLING BANCSHARES	700	2,450	3,150	10	35	45
STERLING FINL	500	1,593	2,093	14	46	60
STERLING FINL WASH	440	1,412	1,852	17	55	72
STEWART + STEVENSON SVCS	400	1,100	1,500	8	22	30
STEWART ENTERPRISES CL A	1,660	4,000	5,660	12	28	40
STEWART INFORMATION SVCS	380	900	1,280	16	37	53
STILLWATER MNG CO	1,399	4,717	6,116	16	53	69
STONE ENERGY	410	1,100	1,510	19	50	69
STONERIDGE	500	—	500	8	—	8
STORAGE TECHNOLOGY	1,550	4,900	6,450	49	155	204
STRATEGIC DISTR	—	1,400	1,400	—	19	19
STRATEGIC HOTEL CAP	—	2,300	2,300	—	38	38
STRATEX NETWORKS	—	4,110	4,110	—	9	9
STRATOS INTERNATIONAL	210	726	936	1	3	4
STRAYER ED	200	450	650	22	49	71
STRIDE RITE	1,250	2,800	4,050	14	31	45
STUDENT LN	291	1,020	1,311	54	188	242
STURM RUGER & CO	600	—	600	6	—	6
SUFFOLK BANCORP	250	800	1,050	9	28	37
SUMMIT BANKSHARES FT WORTH	—	700	700	—	26	26
SUMMIT PPTYS	520	1,400	1,920	17	46	63
SUN BANCORP	350	—	350	9	—	9
SUN CMNTYS	450	1,100	1,550	18	44	62
SUNRISE SENIOR LIVING	300	900	1,200	14	42	56
SUNRISE TELECOM	—	5,900	5,900	—	17	17
SUPERCONDUCTOR TECHNOLOGIES	—	800	800	—	1	1
SUPERIOR ENERGY SVCS	1,550	3,600	5,150	24	55	79
SUPERIOR INDS INTL	300	1,000	1,300	9	29	38
SUPERIOR UNIFORM GROUP	—	1,200	1,200	—	18	18
SUPPORTSOFT	—	2,800	2,800	—	19	19
SUREWEST COMMUNICATIONS	250	700	950	7	20	27
SURMODICS	350	1,200	1,550	11	39	50
SUSQUEHANNA BANCSHARES PA	610	2,050	2,660	15	51	66

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
SWIFT ENERGY CO	350	1,900	2,250	10	55	65
SWIFT TRANSN	1,527	3,490	5,017	33	75	108
SWS GROUP	450	1,283	1,733	10	28	38
SYBASE	2,650	3,972	6,622	53	79	132
SYBRON DENTAL SPECIALTIES	650	1,900	2,550	23	67	90
SYCAMORE NETWORKS	2,550	11,950	14,500	10	49	59
SYKES ENTERPRISES	—	3,400	3,400	—	24	24
SYMBION DE	—	1,600	1,600	—	35	35
SYMMETRICOM	—	3,400	3,400	—	33	33
SYMS	—	1,400	1,400	—	17	17
SYMYX TECHNOLOGIES	400	1,350	1,750	12	41	53
SYNALLOY	—	1,500	1,500	—	15	15
SYNAPTICS	350	1,600	1,950	11	49	60
SYNOPSYS	1,720	6,566	8,286	34	129	163
SYNOVIS LIFE TECHNOLOGIES	—	700	700	—	8	8
SYNTEL	610	2,100	2,710	11	37	48
SYNTROLEUM	—	4,900	4,900	—	39	39
SYPRIS SOLUTIONS	—	700	700	—	11	11
T HQ	550	1,625	2,175	13	37	50
TAKE TWO INTERACTIVE SOFTWARE CDT	1,030	1,800	2,830	36	63	99
TALBOTS	950	2,400	3,350	26	65	91
TALX	—	940	940	—	24	24
TANDY BRANDS ACCESSORIES	—	1,400	1,400	—	21	21
TANGER FACTORY OUTLET CTRS	540	1,600	2,140	14	42	56
TANOX	550	1,700	2,250	8	26	34
TARRANT APPAREL GROUP	—	2,400	2,400	—	6	6
TASER INTL	760	2,400	3,160	24	76	100
TAUBMAN CENTERS REIT	1,200	2,000	3,200	36	60	96
TBC	230	1,100	1,330	6	31	37
TC PIPELINES LP UNIT LTD PARNERSHIP INT	330	1,000	1,330	13	38	51
TCF FINANCIAL	2,000	6,400	8,400	64	206	270
TECH DATA	1,180	2,700	3,880	54	123	177
TECHNE	1,100	1,800	2,900	43	70	113
TECHNICAL OLYMPIC USA	570	2,150	2,720	15	55	70
TECHNITROL	450	1,600	2,050	8	29	37
TECHNOLOGY SOLUTIONS CO	—	5,200	5,200	—	6	6
TECUMSEH PRODS CO CL A	1,470	800	2,270	70	38	108
TEJON RANCH CO	370	—	370	15	—	15
TEKELEC	550	2,600	3,150	11	53	64
TEKTRONIX	—	460	460	—	14	14
TELECOMCOMMUNICATION SYS CL A	—	600	600	—	2	2
TELEDYNE TECHNOLOGIES	500	900	1,400	15	26	41

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
TELEFLEX	1,030	1,700	2,730	54	88	142
TELEPHONE + DATA SYS	790	2,500	3,290	61	192	253
TELETECH HLDGS	950	4,640	5,590	9	45	54
TELIK	700	1,700	2,400	13	33	46
TELLABS	—	1,814	1,814	—	16	16
TEMPUR PEDIC INTL	2,750	4,100	6,850	58	87	145
TENNANT CO	200	700	900	8	28	36
TENNECO AUTOMOTIVE	550	—	550	10	—	10
TEPPCO PARTNERS L P	860	2,600	3,460	34	102	136
TERAYON COMMUNICATION SYS	—	5,100	5,100	—	14	14
TEREX	530	1,800	2,330	25	86	111
TERRA INDUSTRIES	2,060	—	2,060	18	—	18
TERRA NITROGEN CO L P UNIT	—	2,800	2,800	—	62	62
TESORO	800	2,900	3,700	26	92	118
TESSERA TECHNOLOGIES	660	1,700	2,360	25	63	88
TETRA TECH	950	2,400	3,350	16	40	56
TETRA TECHNOLOGIES	675	950	1,625	19	27	46
TEXAS INDS	380	800	1,180	24	50	74
TEXAS REGL BANCSHARES CL A VTG	975	1,891	2,866	32	62	94
TEXAS ROADHOUSE CL A	—	1,500	1,500	—	44	44
THE STEAK AND SHAKE COMPANY	400	1,200	1,600	8	24	32
THERAGENICS	—	1,200	1,200	—	5	5
THERAVANCE	—	2,200	2,200	—	39	39
THERMA WAVE	—	3,500	3,500	—	12	12
THIRD WAVE TECHNOLOGIES	—	5,600	5,600	—	48	48
THOMAS + BETTS	876	2,500	3,376	27	77	104
THOMAS INDS	200	1,000	1,200	8	40	48
THOMAS NELSON .	350	—	350	8	—	8
THOR INDS	1,000	2,600	3,600	37	96	133
THORATEC	950	2,202	3,152	10	23	33
THORNBURG MTG	1,209	3,500	4,709	35	101	136
THREE FIVE SYS	100	950	1,050	—	2	2
TIBCO SOFTWARE	2,930	8,550	11,480	39	114	153
TIDEWATER	1,464	2,400	3,864	52	85	137
TIER TECHNOLOGIES CL B	—	600	600	—	6	6
TIMBERLAND CO CL A	350	1,600	1,950	22	100	122
TIME WARNER TELECOM CL A	150	7,260	7,410	1	32	33
TIMKEN CO	1,000	3,500	4,500	26	91	117
TIPPINGPOINT TECHNOLOGIES	—	900	900	—	42	42
TITAN	680	3,449	4,129	11	56	67
TITAN INTL ILL	—	1,600	1,600	—	24	24
TITAN PHARMACEUTICALS	—	3,900	3,900	—	13	13

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
TIVO	1,500	4,800	6,300	9	28	37
TNS	—	1,800	1,800	—	39	39
TODCO CL A	—	2,800	2,800	—	52	52
TOLL BROS	1,060	3,100	4,160	73	213	286
TOLLGRADE COMMUNICATIONS	—	650	650	—	8	8
TOMPKINS COUNTY TRUST	150	—	150	8	—	8
TOO	620	1,600	2,220	15	39	54
TOOTSIE ROLL INDS	1,350	1,993	3,343	47	69	116
TOPPS .	550	—	550	5	—	5
TORCH OFFSHORE	—	2,500	2,500	—	4	4
TORO CO	240	1,100	1,340	20	89	109
TOTAL SYS SVCS	2,866	8,300	11,166	70	202	272
TOUCH AMERICA HLDGS	450	—	450	—	—	—
TOWER AUTOMOTIVE	800	3,300	4,100	2	8	10
TOWN & COUNTRY TRUST	300	—	300	8	—	8
TRACTOR SUPPLY CO	1,110	1,800	2,910	41	67	108
TRADESTATION GROUP	1,100	—	1,100	8	—	8
TRAMMELL CROW CO	550	1,400	1,950	10	25	35
TRANS LUX	—	1,300	1,300	—	10	10
TRANS WORLD ENTMT	850	4,200	5,050	11	52	63
TRANSACTION SYS ARCHITECTS CL A	500	2,100	2,600	10	42	52
TRANSATLANTIC HLDGS	957	2,681	3,638	59	166	225
TRANSKARYOTIC THERAPIES	500	2,100	2,600	13	53	66
TRANSMETA	500	9,700	10,200	1	16	17
TRANSMONTAIGNE	2,965	3,600	6,565	18	22	40
TRANSNATIONAL FINL NETWORK	—	3,400	3,400	—	2	2
TRANSNET	—	2,200	2,200	—	3	3
TRANSPORT CORP OF AMERICA	—	2,100	2,100	—	18	18
TRANSWITCH	300	7,400	7,700	1	11	12
TRC COS	—	1,000	1,000	—	17	17
TREDEGAR INDS	500	1,900	2,400	10	38	48
TRESTLE HLDGS	—	2,300	2,300	—	5	5
TREX	200	700	900	11	37	48
TRIAD GTY	250	600	850	15	36	51
TRIAD HOSPS	1,118	3,316	4,434	42	123	165
TRIARC COS CL B SER 1	640	2,900	3,540	8	36	44
TRICO BANCSHARES	400	—	400	9	—	9
TRICO MARINE SVCS	—	3,100	3,100	—	1	1
TRIMBLE NAVIGATION LTD	466	2,350	2,816	15	78	93
TRIMEDYNE	—	3,000	3,000	—	2	2
TRIMERIS	250	1,300	1,550	4	18	22
TRINITY INDS	400	1,800	2,200	14	61	75

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
TRIPATH IMAGING	750	—	750	7	—	7
TRIPOS	—	2,500	2,500	—	13	13
TRIQUINT SEMICONDUCTOR	1,900	7,380	9,280	9	33	42
TRITON PCS HLDGS CL A	1,050	5,800	6,850	4	20	24
TRIUMPH GROUP	250	600	850	10	24	34
TRIZEC PPTYS	2,212	6,300	8,512	42	119	161
TRIZETTO GROUP	1,100	3,300	4,400	11	31	42
TRM	—	800	800	—	19	19
TRUSTCO BK N Y	1,150	3,700	4,850	16	51	67
TRUSTMARK	800	2,300	3,100	25	71	96
TRW AUTOMOTIVE HLDGS	2,110	4,100	6,210	44	85	129
TTM TECHNOLOGIES	650	2,700	3,350	8	32	40
TUESDAY MORNING	700	1,600	2,300	22	49	71
TUMBLEWEED COMMUNICATIONS	—	3,800	3,800	—	13	13
TUPPERWARE	720	2,400	3,120	15	50	65
TURBOCHEF TECHNOLOGIES	—	1,200	1,200	—	27	27
TWEETER HOME ENTMT GROUP	—	2,600	2,600	—	18	18
TWIN DISC	—	900	900	—	23	23
TYSON FOODS CLS A	4,652	14,719	19,371	86	271	357
U S B HLDG	367	1,535	1,902	9	38	47
U S CONCRETE	—	1,900	1,900	—	15	15
U S GOLD	—	4,300	4,300	—	2	2
U S I HLDGS	820	1,900	2,720	10	22	32
U S XPRESS ENTERPRISES CL A	—	600	600	—	18	18
UBIQUITEL	1,700	—	1,700	12	—	12
UCBH HLDGS	500	2,200	2,700	23	101	124
UGI	630	1,950	2,580	26	80	106
UICI	840	2,100	2,940	29	71	100
UIL HLDG	300	600	900	15	31	46
ULTICOM	700	1,800	2,500	11	29	40
ULTIMATE ELECTRS	400	1,000	1,400	—	1	1
ULTIMATE SOFTWARE GROUP	—	3,500	3,500	—	44	44
ULTRA PETE	930	3,600	4,530	45	173	218
ULTRATECH	—	800	800	—	15	15
UMB FINL	250	756	1,006	14	43	57
UMPQUA HLDGS	620	1,900	2,520	16	48	64
UNIFI	—	6,200	6,200	—	24	24
UNIFIRST	—	900	900	—	25	25
UNION BANKSHARES	—	753	753	—	29	29
UNION CMNTY BANCORP	—	900	900	—	17	17
UNIONBANCAL	2,177	6,400	8,577	140	413	553
UNISOURCE ENERGY	550	1,500	2,050	13	36	49

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
UNIT	900	2,100	3,000	34	80	114
UNITED AUTO GROUP	420	1,600	2,020	13	47	60
UNITED BANKSHARES W VA	700	2,000	2,700	27	76	103
UNITED CMNTY BKS BLAIRSVILCDT CAP STK	450	1,650	2,100	12	44	56
UNITED DEFENSE INDS	1,300	2,300	3,600	62	109	171
UNITED DOMINION RLTY TR	1,788	5,600	7,388	44	139	183
UNITED FIRE CAS CO	300	1,200	1,500	10	40	50
UNITED INDL	—	1,300	1,300	—	50	50
UNITED MUNITY FIN	600	—	600	7	—	7
UNITED NAT FOODS	1,500	1,800	3,300	47	56	103
UNITED ONLINE	1,775	3,500	5,275	21	40	61
UNITED PANAM FINANCIAL	1,080	—	1,080	21	—	21
UNITED RENTALS	1,150	3,000	4,150	22	57	79
UNITED RETAIL GROUP	—	1,000	1,000	—	4	4
UNITED STATES CELLULAR	1,193	3,700	4,893	53	166	219
UNITED STATIONERS	300	1,200	1,500	14	55	69
UNITED SURGICAL PARTNERS	500	1,200	1,700	21	50	71
UNITED THERAPEUTICS	300	700	1,000	14	32	46
UNITEDGLOBALCOM CL A	5,649	16,100	21,749	55	156	211
UNITIL	—	800	800	—	23	23
UNITRIN	950	2,900	3,850	43	132	175
UNIVERSAL VA	340	1,100	1,440	16	53	69
UNIVERSAL AMERN FINL	1,040	2,800	3,840	16	43	59
UNIVERSAL AUTOMOTIVE INDS	—	3,200	3,200	—	2	2
UNIVERSAL ELECTRS	—	1,400	1,400	—	25	25
UNIVERSAL FST PRODS	290	800	1,090	13	35	48
UNIVERSAL HEALTH RLTY OME SH BEN INT	250	1,000	1,250	8	32	40
UNIVERSAL HEALTH SVCS CL B	847	2,500	3,347	38	111	149
UNIVERSAL PRESSION HLDGS	600	1,300	1,900	21	45	66
UNIVERSAL STAINLESS + ALLOY PR	—	2,900	2,900	—	43	43
UNIVERSAL TECHNICAL INST	—	1,200	1,200	—	46	46
UNIZAN FINL	490	776	1,266	13	20	33
UNOVA	1,310	3,000	4,310	33	76	109
URBAN OUTFITTERS	1,780	3,500	5,280	79	155	234
UROLOGIX	—	1,900	1,900	—	12	12
URS	500	1,900	2,400	16	61	77
URSTADT BIDDLE PPTYS	—	1,500	1,500	—	24	24
URSTADT BIDDLE PPTYS CL A	—	1,800	1,800	—	31	31
US LEC CL A	—	1,800	1,800	—	6	6
US PHYSICAL THERAPY	—	1,600	1,600	—	25	25
US RESTAURANT PROPERTIES	500	—	500	9	—	9
US UNWIRED	2,350	—	2,350	11	—	11

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
USA TRUCK	—	1,600	1,600	—	27	27
USANA HEALTH SCIENCES	250	—	250	9	—	9
USEC	1,750	4,200	5,950	17	41	58
USF	600	1,300	1,900	23	49	72
USG	550	1,700	2,250	22	68	90
UTSTARCOM	1,400	4,700	6,100	31	104	135
VA SOFTWARE	—	2,600	2,600	—	7	7
VAIL RESORTS	500	1,500	2,000	11	34	45
VALASSIS COMMUNICATIONS	1,600	2,300	3,900	56	81	137
VALEANT PHARMACEUTICALS INTL	910	3,600	4,510	24	95	119
VALENCE TECH	4,688	—	4,688	15	—	15
VALERO LP	280	—	280	17	—	17
VALHI	1,050	5,000	6,050	17	80	97
VALLEY NATL BANCORP	1,355	4,325	5,680	38	120	158
VALLEY NATL GASES PA	—	3,400	3,400	—	61	61
VALMONT INDS	—	1,400	1,400	—	35	35
VALSPAR	700	2,200	2,900	35	110	145
VALUE LINE	100	800	900	4	31	35
VALUECLICK	900	3,200	4,100	12	43	55
VALUEVISION MEDIA CL A	820	1,600	2,420	12	22	34
VARCO INTL	1,950	4,311	6,261	57	126	183
VARIAN	1,000	1,400	2,400	41	57	98
VARIAN MED SYS	1,991	6,000	7,991	86	259	345
VARIAN SEMI EQUIP ASSOC	300	1,600	1,900	11	59	70
VASTERA	2,650	2,300	4,950	7	6	13
VAXGEN	—	1,600	1,600	—	27	27
VCA ANTECH	1,000	3,400	4,400	20	67	87
VECTOR GROUP LTD	682	2,110	2,792	11	35	46
VECTREN	850	3,399	4,249	23	91	114
VEECO INSTRS	400	1,129	1,529	9	24	33
VENTANA MED SYS	250	1,000	1,250	16	64	80
VENTAS	1,900	4,100	6,000	52	112	164
VENTIV HEALTH	400	—	400	8	—	8
VERINT SYS	560	1,300	1,860	20	47	67
VERISIGN	3,460	10,188	13,648	116	342	458
VERISITY LTD SHS	—	1,100	1,100	—	9	9
VERITAS DGC	660	1,700	2,360	15	38	53
VERITY	600	2,600	3,200	8	34	42
VERSO TECHNOLOGIES	—	8,496	8,496	—	6	6
VERTEX PHARMACEUTICALS	1,145	3,710	4,855	12	39	51
VESTA INS GROUP	—	1,600	1,600	—	6	6
VIAD	402	1,475	1,877	12	42	54

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
VIASAT	500	1,800	2,300	12	44	56
VIASYS HEALTHCARE	450	1,400	1,850	9	27	36
VICOR	400	1,800	2,200	5	24	29
VICURON PHAMACEUTICALS	650	2,200	2,850	11	38	49
VIDEO DISPLAY	—	1,680	1,680	—	21	21
VIEWPOINT	—	4,300	4,300	—	13	13
VIGNETTE	4,150	16,248	20,398	6	23	29
VINTAGE PETE	2,400	2,600	5,000	55	59	114
VIRAGE LOGIC	—	1,500	1,500	—	28	28
VISHAY INTERTECHNOLOGY	2,337	6,931	9,268	35	104	139
VISTACARE , CL A	350	—	350	6	—	6
VISX	780	2,700	3,480	20	70	90
VITAL SIGNS	250	1,000	1,250	10	39	49
VITALWORKS	—	3,000	3,000	—	13	13
VITESSE SEMICONDUCTOR	1,570	10,031	11,601	6	35	41
VITRIA TECHNOLOGY	87	2,950	3,037	—	12	12
VIVUS	—	3,100	3,100	—	14	14
VOLT INFORMATION SCIENCES	300	1,000	1,300	9	29	38
VORNADO RLTY TR	1,830	5,400	7,230	139	411	550
W H ENERGY SVCS	—	1,400	1,400	—	31	31
W HLDG CO	1,405	4,915	6,320	32	113	145
W P CAREY + CO LLC	440	1,500	1,940	16	53	69
WABASH NATL	490	1,800	2,290	13	48	61
WABTEC	430	2,300	2,730	9	49	58
WADDELL + REED FINL CL A	2,090	4,150	6,240	50	99	149
WALTER INDS	800	2,400	3,200	27	81	108
WARNACO GROUP	600	—	600	13	—	13
WARWICK VALLEY TELEPHONE	600	—	600	14	—	14
WASHINGTON FED	1,955	3,817	5,772	52	101	153
WASHINGTON POST CO CL B	145	400	545	143	393	536
WASHINGTON REAL ESTATE INVT TRSH BEN INT	700	2,100	2,800	24	71	95
WASHINGTON SVGS BK F S B	—	1,300	1,300	—	21	21
WASHINGTON TRUST BANCORP	300	—	300	9	—	9
WASTE CONNECTIONS	900	1,950	2,850	31	67	98
WATCHGUARD TECHNOLOGIES	—	2,100	2,100	—	9	9
WATSCO	400	1,400	1,800	14	49	63
WATSON WYATT + CO HLDGS CL A	650	1,600	2,250	18	43	61
WATTS WATER TECHNOLOGIES CL A	550	1,100	1,650	18	35	53
WAUSAU MOSINEE PAPER	900	2,300	3,200	16	41	57
WAYPOINT FINL	400	1,995	2,395	11	57	68
WCI CMNTYS	500	2,100	2,600	15	62	77
W-D 40 COMPANY	350	—	350	10	—	10

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
WEATHERFORD INTL LTD	1,740	5,490	7,230	89	282	371
WEB MD	4,544	13,837	18,381	37	113	150
WEBEX COMMUNICATIONS	500	2,000	2,500	12	48	60
WEBMETHODS	1,100	3,208	4,308	8	23	31
WEBSENSE	350	900	1,250	18	46	64
WEBSTER FINL WATERBURY	621	2,156	2,777	32	109	141
WEIGHT WATCHERS INTL	1,500	4,500	6,000	62	185	247
WEINGARTEN RLTY INVS SH BEN INT	1,190	3,650	4,840	48	146	194
WEIS MKTS	550	1,000	1,550	21	39	60
WELLCARE HEALTH PLANS	—	1,600	1,600	—	52	52
WELLCHOICE	1,150	3,500	4,650	62	187	249
WELLMAN	—	2,400	2,400	—	26	26
WELLSFORD REAL PPTYS	—	900	900	—	13	13
WERNER ENTERPRISES	2,287	3,466	5,753	52	78	130
WESBANCO	340	1,300	1,640	11	42	53
WESCO FINL	104	310	414	41	122	163
WESCO INTL	1,431	2,300	3,731	43	68	111
WEST	967	3,200	4,167	32	106	138
WEST BANK	—	882	882	—	16	16
WEST COAST BANCORP ORE	350	1,220	1,570	9	31	40
WEST MARINE	400	1,400	1,800	10	35	45
WEST PHARMACEUTICAL SVCS	680	1,400	2,080	17	35	52
WESTAMERICA BANCORPORATION	600	1,400	2,000	35	82	117
WESTCORP	900	2,200	3,100	41	101	142
WESTELL TECHNOLOGIES CL A	—	5,000	5,000	—	34	34
WESTERN DIGITAL	5,800	9,300	15,100	63	101	164
WESTERN GAS RES	1,074	3,000	4,074	32	88	120
WESTERN WIRELESS CL A	1,356	4,100	5,456	40	120	160
WESTLAKE CHEM	921	2,700	3,621	31	90	121
WESTMORELAND COAL CO	—	1,200	1,200	—	37	37
WESTSTAR ENERGY	1,150	3,500	4,650	26	80	106
WESTWOOD HLDGS GROUP	—	620	620	—	12	12
WESTWOOD ONE	2,080	4,100	6,180	56	110	166
WET SEAL CL A	—	1,875	1,875	—	4	4
WEYCO GROUP	—	500	500	—	22	22
WFS FINL	450	1,800	2,250	23	91	114
WGL HLDGS	1,630	2,400	4,030	50	74	124
WHITE MOUNTAINS INS GROUP LTD SHS	157	450	607	102	291	393
WHITEHALL JEWELLERS	—	1,200	1,200	—	10	10
WHITING PETE	300	800	1,100	9	24	33
WHITNEY HLDG	375	1,600	1,975	17	72	89
WHOLE FOODS MKT	830	2,700	3,530	79	258	337

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
WILD OATS MKTS	490	2,000	2,490	4	18	22
WILEY JOHN + SON CLASS A	1,170	2,300	3,470	41	80	121
WILLAMETTE VY VINEYARD	—	2,700	2,700	—	8	8
WILLIAM LYON HOMES	90	—	90	6	—	6
WILLIAMS SONOMA	1,600	4,900	6,500	56	172	228
WILLOW GROVE BANCORP	892	—	892	17	—	17
WILMINGTON TR	600	2,800	3,400	22	101	123
WILSON GREAT BATCH TECH	350	1,200	1,550	8	27	35
WILSONS LEATHER EXPERTS	—	1,900	1,900	—	8	8
WIND RIV SYS	2,170	3,776	5,946	30	51	81
WINMARK	—	1,200	1,200	—	32	32
WINNEBAGO IND	420	1,500	1,920	17	59	76
WINTRUST FINL	250	900	1,150	14	51	65
WIRELESS FACS	750	2,800	3,550	7	27	34
WISCONSIN ENERGY	1,670	4,900	6,570	56	165	221
WITNESS SYS	—	1,200	1,200	—	21	21
WJ COMMUNICATION	—	3,200	3,200	—	11	11
WMS INDUSTRIES	530	1,300	1,830	18	44	62
WOLVERINE TUBE	—	1,700	1,700	—	22	22
WOLVERINE WORLD WIDE	700	1,800	2,500	22	57	79
WOODWARD GOVERNOR CO	200	600	800	14	43	57
WORLD ACCEPTANCE	400	1,500	1,900	11	41	52
WORLD FUEL SERVICES	150	800	950	7	40	47
WORONOCO BANCORP	—	600	600	—	22	22
WORTHINGTON INDS IN	—	3,700	3,700	—	73	73
WPS RES	500	1,600	2,100	25	80	105
WRIGHT MED GROUP	400	1,100	1,500	12	31	43
WSFS FINL	150	700	850	9	42	51
WTS REDBACK NETWORKS WT	3	82	85	—	—	—
WYNDHAM INTL CL A	—	4,400	4,400	—	5	5
WYNN RESORTS LTD	1,199	3,500	4,699	80	234	314
X RITE	—	1,700	1,700	—	27	27
XANSER	—	5,700	5,700	—	16	16
XETA TECHNOLOGIES	—	2,400	2,400	—	9	9
XM SATELLITE RADIO HLDGS CL A	2,977	8,600	11,577	112	324	436
XOMA LTD	1,800	6,900	8,700	5	18	23
XTO ENERGY	3,789	11,057	14,846	134	391	525
YANKEE CANDLE	1,600	2,200	3,800	53	73	126
YELLOW ROADWAY	490	2,097	2,587	27	117	144
YORK INTL	800	1,800	2,600	28	62	90
YOUNG BROADCASTING CL A	—	1,400	1,400	—	15	15
ZALE	700	2,400	3,100	21	72	93

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
ZAPATA	—	400	400	—	24	24
ZEBRA TECHNOLOGIES CL A	875	3,150	4,025	49	177	226
ZENITH NATL INS	390	700	1,090	20	35	55
ZHONE TECHNOLOGIES	—	5,775	5,775	—	15	15
ZIXIT	—	900	900	—	5	5
ZOLL MED	200	800	1,000	7	28	35
ZOMAX	—	800	800	—	3	3
ZOOM TECHNOLOGIES	—	1,100	1,100	—	4	4
ZORAN	639	1,948	2,587	7	23	30
ZYGO	420	1,800	2,220	5	21	26
ZYMOGENETICS	1,700	—	1,700	39	—	39

Total Common Stock and Warrants (Cost $175,970)						211,274

CONVERTIBLE PREFERRED STOCKS 0.0%
SIMON PPTY GROUP	—	600	600	—	36	36

Total Convertible Preferred Stocks (Cost $32)						36

CORPORATE BONDS 0.0%
MUELLER INDUSTRIES, 6.00%, 11/01/14	4,250	—	4,250	4	—	4

Total Corporate Bonds (Cost $4)						4

U.S. GOVERNMENT OBLIGATIONS 0.2%
UNITED STATES TREAS BILLS, 1.70%, 1/27/05 ++	—	330,000	330,000	—	330	330

Total U.S. Government Obligations (Cost $330)						330

MONEY MARKET FUNDS 1.4%
T. ROWE PRICE RESERVE INVESTMENT FUND, 2.28% #	—	3,132,173	3,132,173	—	3,132	3,132

Total Money Market Funds (Cost $3,132)						3,132

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures contracts [2]	—	—	—	—	4	4

Total Futures Contracts						4

SECURITIES LENDING COLLATERAL 13.6%
STATE STREET BANK AND TRUST COMPANY OF NH N.A
SECURITIES LENDING QUALITY TRUST UNITS, 2.276%	—	29,484,993	29,484,993	—	29,485	29,485

TD Waterhouse Extended Market Index Fund T. Rowe Price Extended Equity Market Index Fund Pro Forma Combined Portfolio of Investments December 31, 2004 UNAUDITED
	Par/Shares			Market Value (000’s)
	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined [1]	TD Waterhouse Extended Index Fund	TRP Extended Equity Market Index Fund	Pro Forma Combined
Total Securities Lending Collateral (Cost $29,485)						29,485

Total Investments in Securities
112.9% of Net Assets (Cost $47,239, $161,714 and $208,953, respectively)				$53,942	$190,323	$244,265

[1] All securities conform to the investment program of the T. Rowe Price Extended Equity Market Index Fund.

++ - All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2004

# - Seven-day yield

ADR - American Depository Receipts

REIT - Real Estate Investment Trust

(2) Open Futures Contracts at December 31, 2004 were as follows:
($ 000s)

	Expiration	Contract Value	Unrealized Gain (Loss)

Long, 18 S & P Midcap Mini 400 contracts,
$54 par of 1.70% U.S. Treasury Bills pledged as initial margin	3/05	$1,198	$39

Long, 26 Russell Mini 2000 Index contracts,
$77 par of 1.70% U.S. Treasury Bills pledged as initial margin	3/05	1,700	34

Long, 10 S & P Mini 500 Index contracts,
$34 par of 1.70% U.S. Treasury Bills pledged as initial margin	3/05	607	15

Net payments (receipts) of variation margin to date			(84)

Variation margin receivable (payable) on open futures contracts			4

The accompanying notes are an integral part of these pro forma combined financial statements.

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

COMMON STOCK AND PREFERRED STOCK 97.7%
AUSTRALIA
Common Stock
ADELAIDE BANK NPV	—	—	482	482	$—	$—	$3	$3
ADELAIDE BRIGHTON LIMITED NPV	—	—	521	521	—	—	1	1
ALINTA LTD NPV	—	—	1,708	1,708	—	—	10	10
ALUMINA LIMITED NPV	3,806	—	6,484	10,290	16	—	27	43
AMCOR LIMITED NPV	3,578	—	4,755	8,333	20	—	27	47
AMP LIMITED NPV	6,508	—	9,474	15,982	31	—	45	76
ANSELL LTD NPV	903	—	1,118	2,021	6	—	7	13
APN NEWS + MEDIA NPV	—	—	664	664	—	—	2	2
ARISTOCRAT LEISURE NPV(POST RECONSTRUCTION)	1,367	—	2,446	3,813	9	—	16	25
AUST + NZ BANK GRP NPV	7,814	—	9,553	17,367	120	—	146	266
AUST FOUNDATN INV NPV	—	—	4,818	4,818	—	—	12	12
AUST GAS + LIGHT NPV	1,517	—	2,414	3,931	15	—	24	39
AUST PHARM INDS NPV	—	—	883	883	—	—	2	2
AUSTEREO GROUP NPV	—	—	1,422	1,422	—	—	2	2
AUSTRALAND PROPERTY GROUP NPV	—	—	3,157	3,157	—	—	4	4
AUSTRALIAN LEISURE NPV	—	—	1,367	1,367	—	—	4	4
AUSTRALIAN STOCK EXCHANGE NPV	384	—	544	928	5	—	8	13
AWB NPV (B)	—	—	1,817	1,817	—	—	6	6
AXA ASIA PAC HLDGS NPV	6,600	—	7,189	13,789	19	—	21	40
BANK OF QUEENSLAND NPV	—	—	353	353	—	—	3	3
BENDIGO BANK LTD NPV	—	—	742	742	—	—	6	6
BHP BILLITON LTD NPV	16,215	—	19,910	36,125	168	—	206	374
BILLABONG INTERNATL NPV	—	—	664	664	—	—	5	5
BLUESCOPE STEEL LTD NPV	3,200	—	3,926	7,126	19	—	23	42

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

BORAL LIMITED NEW NPV	2,466	—	3,012	5,478	12	—	15	27

BRAMBLES INDS LTD NPV	3,259	—	5,038	8,297	17	—	27	44

BRICKWORKS NPV	—	—	406	406	—	—	3	3

BURNS PHILP + CO NPV	—	—	5,903	5,903	—	—	4	4

CALTEX AUSTRALIA NPV	—	—	618	618	—	—	4	4

CENTRO PROPERTIES GROUP	2,000	—	—	2,000	7	—	5	12

CFS GANDEL RETAIL NPV	6,191	—	7,589	13,780	7	—	9	16

CHALLENGER FIN SER NPV	—	—	7,175	7,175	—	—	3	3

CMNWLTH BK OF AUST NPV	5,034	—	6,688	11,722	121	—	160	281

COCA COLA AMATIL NPV(POST RECONSTRUCTION)	1,800	—	2,691	4,491	10	—	15	25

COCHLEAR LTD NPV	277	—	278	555	5	—	5	10

COLES MYER LIMITED NPV	3,734	—	6,542	10,276	27	—	47	74

COMMONWEALTH PROPERTY	6,041	—	—	6,041	6	—	—	6

COMPUTERSHARE REG NPV(POST REC)	2,073	—	2,861	4,934	8	—	11	19

CORP EXPRESS AUST NPV	—	—	886	886	—	—	4	4

CSL ORD NPV	716	—	1,005	1,721	16	—	22	38

CSR LIMITED NPV	4,044	—	4,729	8,773	8	—	10	18

DB PREEF TRUST	5,379	—	—	5,379	5	—	—	5

DOWNER GROUP NPV	—	—	1,133	1,133	—	—	4	4

ENVESTRA NPV (STAPLED)	—	—	2,638	2,638	—	—	2	2

FAIRFAX(JOHN) NPV	6,339	—	1,397	7,736	21	—	4	25

FLIGHT CENTRE LTD NPV	—	—	467	467	—	—	7	7

FOODLAND ASSOC NPV	—	—	777	777	—	—	11	11

FOSTERS GROUP NPV	6,523	—	10,318	16,841	25	—	39	64

FUTURIS CORP LTD NPV	4,062	—	3,462	7,524	6	—	5	11

GEN PROPERTY TST UNITS NPV	9,176	—	10,724	19,900	26	—	30	56

GUNNS LTD NPV	—	—	1,353	1,353	—	—	4	4

GWA INTERNATIONAL NPV	—	—	1,182	1,182	—	—	3	3

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

HARVEY NORMAN HLDG NPV COM	7,800	—	4,066	11,866	18	—	9	27

HILLS MOTORWAY GRP NPV COMB UTS(A1+1UT F/P)	—	—	1,043	1,043	—	—	6	6

ILUKA RESOURCES NPV	1,570	—	1,120	2,690	6	—	4	10

INCITEC PIVOT NPV	—	—	68	68	—	—	1	1

ING INDUSTRIAL FUND	3,740	—	—	3,740	6	—	2	8

INSURANCE AUST GRP NPV	6,017	—	8,394	14,411	24	—	34	58

INVESTA PROPERTY GROUP	6,333	—	—	6,333	10	—	—	10

LEIGHTON HOLDINGS NPV	588	—	696	1,284	5	—	6	11

LEND LEASE CORP NPV	1,336	—	2,061	3,397	12	—	18	30

LION NATHAN LTD NPV(AUST LIST)	2,000	—	2,059	4,059	12	—	12	24

MACQUARIE AIRPORTS NPV STAPLED FULLY PAID	—	—	2,548	2,548	—	—	5	5

MACQUARIE BANK LTD NPV	726	—	1,128	1,854	22	—	33	55

MACQUARIE GOOD MGM NPV	—	—	527	527	—	—	1	1

MACQUARIE GOODMAN IND.	5,000	—	—	5,000	8	—	—	8

MACQUARIE INFRASTRUCTURE GRP NPV (STAPLED)	9,443	—	9,892	19,335	26	—	27	53

MAYNE GROUP LTD NPV AUST LIST)	2,827	—	3,986	6,813	9	—	13	22

METCASH TRADING NPV	—	—	1,101	1,101	—	—	2	2

MINARA RESOURCES NPV	—	—	1,346	1,346	—	—	2	2

MIRVAC GROUP STAPLED SECS	2,904	—	3,681	6,585	10	—	12	22

NATIONAL FOODS LTD NPV	—	—	1,928	1,928	—	—	8	8

NATL AUSTRALIA BK NPV	6,504	—	8,049	14,553	138	—	170	308

NEWCREST MINING NPV	1,246	—	1,674	2,920	16	—	21	37

NEWS CORPORATION NPV	4,949	—	6,536	11,485	40	—	53	93

NOVOGEN LTD NPV	—	—	374	374	—	—	1	1

ONESTEEL NPV	3,079	—	2,950	6,029	6	—	6	12

ORICA LTD NPV	1,120	—	1,451	2,571	14	—	18	32

ORIGIN ENERGY NPV	2,430	—	3,750	6,180	12	—	19	31

OXIANA LIMITED NPV	—	—	4,625	4,625	—	—	3	3

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

PACIFIC BRANDS	2,543	—	—	2,543	6	—	—	6

PACIFICA GROUP LTD NPV	—	—	329	329	—	—	1	1

PAPERLINX NPV	1,671	—	2,360	4,031	6	—	8	14

PATRICK CORPORATION LTD NPV	2,000	—	3,565	5,565	8	—	15	23

PERPETUAL TST AUST NPV	169	—	196	365	7	—	9	16

PROMINA GROUP NPV	—	—	5,427	5,427	—	—	19	19

PUBLISHING + BROADCASTING LTD NPV	1,000	—	699	1,699	11	—	8	19

QANTAS AIRWAYS NPV	—	—	4,642	4,642	—	—	12	12

QBE INS GROUP NPV	2,500	—	3,541	6,041	26	—	36	62

RINKER GROUP NPV	3,900	—	4,976	8,876	25	—	32	57

RIO TINTO LIMITED NPV	1,343	—	1,979	3,322	37	—	54	91

RURAL PRESS NPV	—	—	140	140	—	—	1	1

SANTOS LTD NPV	1,992	—	4,453	6,445	12	—	28	40

SFE CORPORATION NPV	—	—	514	514	—	—	3	3

SIGMA COMPANY LTD NPV	—	—	529	529	—	—	3	3

SIMS GROUP LTD NPV	—	—	486	486	—	—	6	6

SMORGON STEEL GROUP NPV	—	—	2,081	2,081	—	—	2	2

SONIC HEALTHCARE LTD NPV	902	—	1,669	2,571	7	—	13	20

SOUL PATTINSON(WH) NPV	—	—	503	503	—	—	3	3

SOUTHCORP LTD NPV	85	—	3,821	3,906	—	—	10	10

SPOTLESS GROUP NPV	—	—	1,074	1,074	—	—	4	4

ST GEORGE BANK LTD NPV	—	—	2,685	2,685	—	—	47	47

STHERN CROSS BROAD NPV	—	—	318	318	—	—	3	3

STOCKLAND NPV	4,300	—	6,654	10,954	19	—	29	48

SUNCORP METWAY NPV	2,183	—	2,738	4,921	28	—	35	63

TABCORP HLDGS LTD NPV	2,736	—	2,734	5,470	31	—	31	62

TELSTRA CORP NPV	9,218	—	11,258	20,476	32	—	39	71

TEN NETWORK HLDGS NPV	—	—	2,623	2,623	—	—	8	8

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

TOLL HLDGS LIMITED NPV	1,000	—	1,703	2,703	9	—	15	24

TRANSURBAN GROUP STAPLED UNITS NPV	1,768	—	2,735	4,503	8	—	13	21

UNITAB LTD AUD0.2	—	—	527	527	—	—	4	4

VIRGIN BLUE HLDGS NPV	—	—	1,194	1,194	—	—	2	2

WESFARMERS NPV	1,657	—	1,995	3,652	43	—	52	95

WEST AUST NEWS HDG NPV	—	—	151	151	—	—	1	1

WESTFIELD GROUP NPV DFD STAPLED SECURITIES	2,000	—	8,929	10,929	22	—	100	122

WESTPAC BKG CORP NPV	7,603	—	9,478	17,081	108	—	134	242

WMC RESORCES LTD NPV	4,076	—	5,768	9,844	21	—	29	50

WOODSIDE PETROLEUM NPV	1,700	—	2,672	4,372	25	—	39	64

WOOLWORTHS LTD NPV	3,802	—	5,512	9,314	38	—	55	93

								4,130

PREFERRED STOCK

NEWS CORPORATION PREF LTD SHS AUD0.5	11,684	—	16,504	28,188	92	—	130	222

RURAL PRESS PREF AUD0.20	—	—	297	297	—	—	2	2

								224

AUSTRIA
COMMON STOCK

BK AUSTRIA CREDIT NPV (BR)	—	268	227	495	—	20	17	37

ERSTE BANK DER OST NPV	—	416	946	1,362	—	19	42	61

EVN AG NPV	—	—	58	58	—	—	3	3

FLUGHAFEN WIEN AG	—	241	—	241	—	16	—	16

IMMOFINANZ IMMOBIL NPV NPV	—	631	1,321	1,952	—	5	11	16

MAYR—MELNHOF KARTON AG	—	100	—	100	—	14	—	14

OEST ELEKTRIZITATS CLASS A NPV	—	5	23	28	—	1	5	6

OMV AG ATS100(VAR)	—	87	71	158	—	21	17	38

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

RHI	—	224	—	224	—	5	—	5

TELEKOM AUSTRIA NPV	—	988	1,981	2,969	—	15	30	45

VA TECHNOLOGIE AG	—	120	—	120	—	8	—	8

VOEST—ALPINE AG	—	22	—	22	—	1	—	1

WIENERBERGER AG NPV	—	41	407	448	—	2	16	18

								268

BELGIUM
COMMON STOCK

AGFA GEVAERT NV ORD NPV	—	111	520	631	—	4	16	20

ALMANCORA NPV	—	—	52	52	—	—	3	3

ALMANIJ(ALGEM MAA) NPV	—	—	285	285	—	—	21	21

BARCO NV	—	127	—	127	—	11	—	11

BEKAERT	—	18	—	18	—	1	—	1

BELGACOM SA NPV	—	550	1,024	1,574	—	20	38	58

CMB CIE MARITIME BELGE	—	46	—	46	—	10	—	10

COFINIMMO (BEL)	—	85	—	85	—	12	—	12

COLRUYT SA NPV(POST SPLIT)	—	44	62	106	—	6	9	15

COLRUYT SA RTS EXP 31MAR05	—	—	62	62	—	—	—	—

DELHAIZE GROUP NPV	—	260	487	747	—	17	31	48

DEXIA NPV	—	1,299	4,402	5,701	—	26	88	114

DOLMEN COMPUTER APP	—	5	—	5	—	—	—	—

ELECTRABEL NPV	—	57	214	271	—	21	80	101

FORTIS UNIT(FORTIS SA/NV NPV/0.42)	—	2,390	3,727	6,117	—	61	95	156

FORTIS UNIT(FORTIS SA/NV NPV/0.42)	—	—	2,916	2,916	—	—	74	74

GPE BRUXELLES LAM NPV (NEW)	—	62	340	402	—	5	26	31

INBEV NPV	—	679	899	1,578	—	24	32	56

KBC BANKVERZEKERIN NPV NPV	—	335	465	800	—	25	34	59

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

MOBISTAR NPV	—	74	170	244	—	6	13	19

NATL PORTEFEUILLE CAP NPV	—	—	17	17	—	—	3	3

OMEGA PHARMA SA	—	26	—	26	—	1	—	1

SA D’IETEREN	—	50	—	50	—	9	—	9

SOLVAY NPV	—	72	194	266	—	7	20	27

UCB NPV	—	109	562	671	—	6	30	36

UMICORE NPV	—	156	122	278	—	12	9	21

								906

BERMUDA
COMMON STOCK

ASIA ALUMINUN HLDG HKD0.10	—	—	8,000	8,000	—	—	1	1

BIL INTERNATIONAL USD0.20 SING REG	—	—	9,500	9,500	—	—	6	6

BRILLIANCE CHINA USD0.01	—	—	6,000	6,000	—	—	1	1

CAFE DE CORAL HLDG HKD 0.10	—	—	2,000	2,000	—	—	2	2

CHEUNG KONG INFRAS HKD1	2,000	—	4,000	6,000	6	—	11	17

CNPC (HONG KONG) LTD HKD0.01	—	—	10,000	10,000	—	—	2	2

COFCO INTERNATIONAL LTD HKD0.10	—	—	2,000	2,000	—	—	1	1

COSCO PACIFIC LTD HKD0.10	—	—	6,000	6,000	—	—	10	10

DAIRY FARM INTL USD0.055555(SING)	—	—	4,500	4,500	—	—	11	11

ESPRIT HOLDINGS HKD0.10	3,500	—	4,500	8,000	19	—	24	43

FIRST PACIFIC CO USD0.01	—	—	12,000	12,000	—	—	3	3

FRONTLINE LTD	—	479	—	479	—	24	—	24

GIORDANO INTL LTD HKD0.05	10,000	—	8,000	18,000	6	—	4	10

GREAT EAGLE HLDGS HKD 0.5	—	—	1,000	1,000	—	—	2	2

GUOCO GROUP USD0.50	—	—	1,000	1,000	—	—	8	8

HONG KONG LAND HLD USD 0.10(SING QUOTE)	—	—	10,000	10,000	—	—	21	21

HUTCHISON HARBOUR HKD0.10	—	—	6,000	6,000	—	—	1	1

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

JARDINE MATHESON USD0.25(SING QUOTE)	—	—	2,000	2,000	—	—	30	30

JARDINE STRATEGIC US 0.05(SING QUOTE)	—	—	1,500	1,500	—	—	10	10

JCG HDGS HKD0.10	—	—	2,000	2,000	—	—	2	2

JOHNSON ELEC HLDGS HKD0.0125	4,000	—	10,500	14,500	4	—	10	14

KERRY PROPERTIES HKD1	3,000	—	1,500	4,500	6	—	3	9

LI + FUNG HKD0.025	4,000	—	10,000	14,000	6	—	15	21

MANDARIN ORIENTAL USD 0.05 SING QUOTE	—	—	6,000	6,000	—	—	4	4

NOBLE GROUP HKD0.25	—	—	4,000	4,000	—	—	3	3

NWS HOLDINGS LTD HKD1	—	—	5,000	5,000	—	—	7	7

PEOPLES FOOD HLDGS COM STK HKD0.5	—	—	2,000	2,000	—	—	1	1

SCMP GROUP HKD0.10	—	—	6,000	6,000	—	—	2	2

SHANGRI LA ASIA LTD HKD1	6,000	—	6,000	12,000	7	—	7	14

SKYWORTH DIGITAL HKD0.10	—	—	6,000	6,000	—	—	2	2

SMARTONE TELECOM HKD0.10	—	—	1,000	1,000	—	—	1	1

TEXWINCA HLDGS HKD0.05	—	—	2,000	2,000	—	—	2	2

TPV TECHNOLOGY USD0.01	—	—	2,000	2,000	—	—	1	1

YUE YUEN INDL HLDG HKD0.25	2,500	—	5,500	8,000	5	—	14	19

								305

CAYMAN ISLANDS
COMMON STOCK

ASM PACIFIC TECH HKD0.10	—	—	1,500	1,500	—	—	5	5

GLOBAL BIO CHEM TECH HKD0.10	—	—	6,000	6,000	—	—	5	5

HENGAN INTERNATION HKD10	—	—	4,000	4,000	—	—	2	2

HOPEWELL HIGHWAY NPV	—	—	3,500	3,500	—	—	2	2

HUTCHISON TELECOM	120	—	—	120	19	—	—	19

KINGBOARD CHEMICAL HKD0.10	—	—	2,000	2,000	—	—	4	4

KINGBOARD CHEMICAL WTS WTS EXP 31DEC06	—	—	200	200	—	—	—	—

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

LEE + MAN PAPER HKD0.10	—	—	2,000	2,000	—	—	1	1

SEMICONDUCTOR MFG USD0.0004	—	—	21,000	21,000	—	—	4	4

TCL INTERNATIONAL HKD0.10	—	—	4,000	4,000	—	—	1	1

TINGYI(CAYMAN ISLA USD 0.005	—	—	6,000	6,000	—	—	1	1

								44

DENMARK
COMMON STOCK

A P MOLLER MAERSK SER A DKK1000	—	—	5	5	—	—	36	36

A P MOLLER MAERSK SER B DKK1000	—	2	7	9	—	15	52	67

CARLSBERG B DKK20	—	—	203	203	—	—	9	9

COLOPLAST DKK10 B(REGD)	—	—	58	58	—	—	6	6

DANISCO DKK20	—	100	267	367	—	6	15	21

DANSKE BANK DKK10	—	632	3,470	4,102	—	18	97	115

FALCK A/S DKK1	—	—	187	187	—	—	2	2

FLS INDUSTRIES B	—	465	—	465	—	6	—	6

GN STORE NORD	—	684	—	684	—	7	—	7

H LUNDBECK A S DKK5	—	536	553	1,089	—	10	10	20

ISS INTERNATIONAL DKK20 ORD	—	92	209	301	—	5	11	16

JYSKE BANK A/S DKK10	—	—	406	406	—	—	13	13

KOBENHAVNS LUFTHAVNE	—	90	—	90	—	15	—	15

NKT HOLDINGS	—	227	—	227	—	5	—	5

NOVO NORDISK AS DKK2 SER B	—	519	1,183	1,702	—	26	59	85

NOVOZYMES AS B SHS SER B DKK10	—	74	320	394	—	3	14	17

TDC A/S DKK5	—	625	1,120	1,745	—	23	41	64

VESTAS WIND SYSTEMS DKK1	—	263	973	1,236	—	3	12	15

WILLIAM DEMANT HOL DKK1	—	37	113	150	—	2	5	7

								526

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

FINLAND
COMMON STOCK

ELISA CORPORATION	—	292	—	292	—	4	—	4

FORTUM OYJ EUR3.40	—	422	2,018	2,440	—	6	31	37

KCI KONECRANES INT’L	—	141	—	141	—	6	—	6

KESKO	—	74	—	74	—	2	—	2

KONE CORP SER B EUR1.00	—	85	208	293	—	5	13	18

METSO OYJ FIM50	—	—	490	490	—	—	7	7

NOKIA OYJ EUR0.06	—	9,720	24,456	34,176	—	150	377	527

OUTOKUMPU OYJ NPV	—	—	717	717	—	—	12	12

POHJOLA GROUP SERIES D	—	1,233	—	1,233	—	13	—	13

RAUTARUUKKI OYJ	—	1,397	—	1,397	—	15	—	15

SAMPO OYJ SER A NPV	—	1,915	2,195	4,110	—	23	26	49

SANOMA WSOY OYJ NPV SER B	—	—	183	183	—	—	4	4

STORA ENSO OYJ NPV SER R	—	808	3,459	4,267	—	12	49	61

TIETOENATOR OYJ ORD NPV	—	151	429	580	—	4	12	16

UPM KYMMENE OY NPV	—	1,424	2,739	4,163	—	28	54	82

UPONOR OYJ	—	38	—	38	—	1	—	1

WARTSILA B SHARES	—	544	—	544	—	15	—	15

								869

FRANCE
COMMON STOCK

ACCOR EUR3	—	236	1,045	1,281	—	10	43	53

AIR FRANCE KLM EUR8.50	—	610	709	1,319	—	11	12	23

AIR LIQUIDE(L ) EUR11	—	248	576	824	—	40	93	133

ALCATEL EUR2	—	1,989	6,596	8,585	—	29	96	125

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

ALSTOM	—	304	—	304	—	—	—	—

ASS GEN DE FRANCE NPV(BR)	—	—	298	298	—	—	20	20

ATOS ORIGIN EUR1	—	73	176	249	—	5	11	16

AUTOROUTES SUD FRA NPV	—	360	364	724	—	17	17	34

AVENTIS (FRANCE)	—	1,414	—	1,414	—	121	—	121

AXA EUR2.29	—	2,946	9,911	12,857	—	64	213	277

BIC EUR3.82	—	—	214	214	—	—	10	10

BNP PARIBAS EUR2	—	1,575	4,603	6,178	—	108	313	421

BOUYGUES EUR1	—	257	1,320	1,577	—	10	52	62

BUSINESS OBJECTS	—	163	—	163	—	4	—	4

CAP GEMINI EUR8	—	98	688	786	—	2	17	19

CARREFOUR EUR2.50	—	1,252	3,747	4,999	—	55	164	219

CASINO GUICH PERR EUR1.53	—	128	197	325	—	9	14	23

CHRISTIAN DIOR EUR2	—	—	384	384	—	—	23	23

CIE DE ST GOBAIN EUR4	—	733	1,828	2,561	—	40	100	140

CIMENTS FRANCAIS EUR4	—	—	64	64	—	—	6	6

CNP ASSURANCES EUR4	—	252	218	470	—	17	15	32

CREDIT AGRICOLE SA EUR3	—	1,185	3,101	4,286	—	35	91	126

DASSAULT SYSTEMES EUR1	—	366	298	664	—	19	15	34

ESSILOR INTL EUR0.35	—	122	542	664	—	8	37	45

EURAZEO NPV	—	—	123	123	—	—	9	9

FRANCE TELECOM EUR4	—	2,297	9,728	12,025	—	66	278	344

GECINA EUR7.5	—	66	182	248	—	6	16	22

GROUPE DANONE EUR0.50	—	440	1,410	1,850	—	37	118	155

HERMES INTERNATIONAL	—	65	—	65	—	13	—	13

IMERYS EUR2	—	92	168	260	—	6	12	18

JC DECAUX SA NPV	—	—	350	350	—	—	9	9

KLEPIERRE EUR4	—	72	108	180	—	6	8	14

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Share				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

LAFARGE EUR4(BR)	—	405	898	1,303	—	37	82	119

LAGARDERE S.C.A. EUR6.10(REGD)	—	320	739	1,059	—	21	48	69

LOREAL EUR0.2	—	556	1,771	2,327	—	38	121	159

LVMH MOET HENNESSY EUR0.30	—	399	1,933	2,332	—	27	132	159

MICHELIN(CGDE) EUR2(REGD)	—	168	560	728	—	9	30	39

NATEXIS BQE POPULAIRE EUR16	—	—	51	51	—	—	6	6

PERNOD RICARD NPV	—	127	381	508	—	18	53	71

PEUGEOT SA EUR1	—	226	960	1,186	—	14	59	73

PIN PRINTEMPS REDO EUR4	—	260	483	743	—	25	45	70

PUBLICIS GROUPE SA EUR0.40	—	494	775	1,269	—	15	23	38

RENAULT (REGIE NATIONALE) EUR3.81	—	435	1,125	1,560	—	37	94	131

REXEL EUR1	—	—	107	107	—	—	5	5

SAGEM SA EUR1	—	44	86	130	—	4	8	12

SANOFI AVENTIS EUR2	—	606	5,403	6,009	—	44	395	439

SCHNEIDER ELECTRIC EUR8	—	505	1,238	1,743	—	34	82	116

SNECMA EUR1	—	1,437	570	2,007	—	27	12	39

SOC GENERALE EUR1.25	—	733	2,339	3,072	—	68	217	285

SODEXHO ALLIANCE EUR4	—	119	628	747	—	3	16	19

SUEZ EUR 2	—	1,801	5,284	7,085	—	42	123	165

TECHNIP NPV	—	35	104	139	—	6	16	22

TF1 TV FRANCAISE EUR0.20	—	—	848	848	—	—	26	26

THALES EUR3	—	101	416	517	—	4	15	19

THOMSON SA EUR3.75	—	227	1,476	1,703	—	5	33	38

TOTAL SA EUR10	—	1,221	3,435	4,656	—	255	714	969

UNIBAIL EUR5	—	121	237	358	—	16	31	47

VALEO EUR3	—	79	437	516	—	3	16	19

VEOLIA ENVIRONNEMENT EUR5.00	—	303	1,597	1,900	—	9	48	57

VINCI EUR10	—	83	455	538	—	10	54	64

VIVENDI UNIVERSAL EUR5.5	—	2,237	5,593	7,830	—	61	153	214

								6,036

GERMANY
COMMON STOCK

ADIDAS SALOMON AG DEM5	—	57	239	296	—	8	33	41

ALLIANZ AG NPV(REGD)(VINKULIERT)	—	585	1,971	2,556	—	62	210	272

ALTANA AG NPV	—	389	398	787	—	20	20	40

AMB GENERALI HOLDING AG NPV	—	—	53	53	—	—	4	4

BASF AG NPV	—	1,093	3,076	4,169	—	68	192	260

BAYER AG ORD NPV	—	1,072	3,803	4,875	—	30	108	138

BAYER HYPO VEREINS ORD NPV	—	1,373	2,851	4,224	—	27	56	83

BAYERISCHE MOTOREN WERKE AG EUR1	—	—	1,553	1,553	—	—	66	66

BEIERSDORF AG SER A B C NPV(VAR)	—	166	89	255	—	16	8	24

CELESIO AG NPV	—	254	208	462	—	18	15	33

COMMERZBANK AG NPV	—	541	2,361	2,902	—	10	43	53

CONTINENTAL AG ORD NPV	—	376	695	1,071	—	21	38	59

DAIMLERCHRYSLER AG ORD NPV(REGD)	—	1,693	5,285	6,978	—	70	218	288

DEGUSSA AG NPV	—	—	182	182	—	—	7	7

DEUTSCHE BANK AG ORD NPV (REGD)	—	1,006	2,987	3,993	—	77	227	304

DEUTSCHE BOERSE AG NPV	—	118	606	724	—	6	30	36

DEUTSCHE LUFTHANSA ORD NPV (REGD)(VINK)	—	238	1,417	1,655	—	3	19	22

DEUTSCHE POST AG NPV REGD	—	925	2,348	3,273	—	18	46	64

DEUTSCHE TELEKOM NPV(REGD)	—	5,057	16,589	21,646	—	97	318	415

DOUGLAS HOLDING AG	—	391	—	391	—	12	—	12

DT POSTBANK AG NPV	—	—	346	346	—	—	14	14

E ON AG NPV	—	1,295	3,654	4,949	—	106	297	403

EPCOS	—	61	—	61	—	1	—	1

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

FRESENIUS AG DEM5	—	—	38	38	—	—	4	4
FRESENIUS MEDICAL DEM5	—	198	180	378	—	15	14	29
HANNOVER RUECKVERS ORD NPV(REGD)	—	—	291	291	—	—	9	9
HEIDELBERGCEMENT NPV	—	277	245	522	—	14	12	26
HEIDELBERGER DRUCK ORD NPV	—	—	446	446	—	—	13	13
HENKEL KGAA NPV (BR)	—	—	213	213	—	—	15	15
HYPO REAL ESTATE NPV	—	105	669	774	—	4	25	29
INFINEON TECHNOLOGIES AG ORD NPV	—	967	3,940	4,907	—	11	43	54
KARSTADT QUELLE AG NPV	—	357	344	701	—	4	4	8
LINDE AG NPV	—	104	471	575	—	6	28	34
MAN AG ORD NPV	—	—	543	543	—	—	19	19
MERCK KGAA ORD NPV	—	115	70	185	—	6	4	10
METRO AG ORD NPV	—	182	854	1,036	—	9	41	50
MLP AG NPV	—	—	436	436	—	—	7	7
MUENCHENER RUCKVERS AG NPV(REGD)	—	380	1,198	1,578	—	37	117	154
PUMA AG NPV	—	29	64	93	—	7	16	23
RWE AG (NEU) NPV A	—	683	2,102	2,785	—	36	111	147
SAP AG NPV	—	422	1,216	1,638	—	72	207	279
SCHERING AG ORD NPV	—	210	1,056	1,266	—	14	68	82
SIEMENS AG NPV (REGD) NPV (REGD)	—	1,557	4,701	6,258	—	116	350	466
SUEDZUCKER AG NPV	—	629	435	1,064	—	12	8	20
T ONLINE NPV	—	—	1,443	1,443	—	—	17	17
THYSSENKRUPP AG NPV	—	332	1,982	2,314	—	6	37	43
TUI AG NPV	—	549	703	1,252	—	11	15	26
VOLKSWAGEN AG ORD NPV	—	279	1,262	1,541	—	12	56	68

								4,273

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

PREFERRED STOCK
FRESENIUS AG NON VTG PRF NPV	—	—	114	114	—	—	10	10
FRESENIUS MEDICAL NON VTG PRF NPV	—	—	122	122	—	—	7	7
HENKEL KGAA NON VTG PRF NPV	—	74	327	401	—	6	24	30
PORSCHE AG NON VTG PRF NPV	—	20	46	66	—	13	29	42
PROSIEBEN SAT1 MEDIA	—	237	—	237	—	4	—	4
RWE AG- NON VTG PFD	—	133	—	133	—	6	—	6
VOLKSWAGEN AG	—	293	—	293	—	9	—	9
WELLA AG NON VTG PRF NPV	—	—	82	82	—	—	8	8

								116

GREECE
COMMON STOCK
ALPHA BANK EUR5.42 (REGD)	—	607	1,204	1,811	—	17	34	51
BK OF PIRAEUS EUR4.15(REGD)	—	406	1,292	1,698	—	5	17	22
COCA COLA HELL BOT EUR0.50(CB)	—	533	419	952	—	12	9	21
COSMOTE MOBILE TEL EUR0.47	—	100	680	780	—	2	12	14
EFG EUROBANK ERGAS EUR2.95(CR)	—	732	1,203	1,935	—	20	33	53
EMPORIKI BANK OF GREECE SA EUR5 (REGD)	—	192	367	559	—	5	10	15
HELLENIC PETROLEUM EUR2.18	—	114	522	636	—	1	5	6
HELLENIC TECHNODOMIKI	—	1,111	—	1,111	—	4	—	4
INTRACOM COMMON	—	904	—	904	—	4	—	4
NATL BK OF GREECE EUR4.50 (REGD)	—	309	1,406	1,715	—	9	39	48
OPAP (ORG OF FOOTB) EUR0.30 (CR)	—	148	820	968	—	3	17	20
OTE (HELLENIC TLCM) EUR2.39(CR)	—	314	1,943	2,257	—	5	30	35
PUBLIC POWER CORP EUR4.60	—	534	560	1,094	—	13	14	27
TECHNICAL OLYMPIC S.A.	—	1,340	—	1,340	—	6	—	6
TITAN CEMENT CO EUR2	—	—	300	300	—	—	8	8
VIOHALCO	—	1,894	—	1,894	—	15	—	15

								350

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares						Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund		Pro Forma Combined ¹		TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

HONG KONG
COMMON STOCK
ASIA SATELLITE TEL HKD0.10	—	—	500		500		—	—	1	1
BANK OF EAST ASIA HKD 2.50	3,600	—	7,600		11,20	0	10	—	22	32
BEIJING ENTERPRISE ORD HKD0.10 H SHS	—	—	2,000		2,000		—	—	2	2
BOC HONG KONG HOLDINGS LTD HKD5	14,000	—	22,50	0	36,50	0	25	—	41	66
CATHAY PACIFIC AIR HKD0.20	4,000	—	7,000		11,00	0	7	—	12	19
CHAODA MODERN AGRICULTURE HKD0.10	—	—	2,100		2,100		—	—	1	1
CHEUNG KONG(HLDGS) HKD0.50	6,000	—	9,000		15,00	0	50	—	75	125
CHINA EVERBRIGHT HKD1	—	—	2,000		2,000		—	—	1	1
CHINA INSURANCE IN HKD0.05	—	—	2,000		2,000		—	—	1	1
CHINA MERCHANTS HLDGS INTL HKD0	—	—	6,000		6,000		—	—	9	9
CHINA MOBILE (HK) HKD0.10	—	—	28,00	0	28,00	0	—	—	81	81
CHINA NAT AVIATION HKD0.10	—	—	4,000		4,000		—	—	1	1
CHINA O/SEAS LAND HKD0.10	—	—	6,000		6,000		—	—	1	1
CHINA RES PWR HLDG HKD1	—	—	4,000		4,000		—	—	2	2
CHINA RESOURCES EN HKD1	—	—	10,00	0	10,00	0	—	—	14	14
CHINA TRAVEL INTL HKD0.10	—	—	10,00	0	10,00	0	—	—	3	3
CHINA UNICOM HKD0.1	—	—	12,00	0	12,00	0	—	—	9	9
CITIC INTERNATIONAL FINANCIA HKD	—	—	12,00	0	12,00	0	—	—	5	5
CITIC PACIFIC LTD HKD0.40	—	—	4,000		4,000		—	—	10	10
CLP HOLDINGS HKD5	7,200	—	9,700		16,90	0	41	—	56	97
CNOOC LTD HKD0.02	—	—	50,00	0	50,00	0	—	—	26	26
DAH SING FINANCIAL HKD2	—	—	400		400		—	—	3	3
DENWAY MOTORS LTD HKD0.10	—	—	22,00	0	22,00	0	—	—	7	7
FOUNTAIN SET HLDGS HKD0.20	—	—	2,000		2,000		—	—	2	2

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

GUANGDONG INVEST HKD0.50	—	—	4,000	4,000	—	—	1	1
GUANGZHOU INVMNT HKD0.10	—	—	10,000	10,000	—	—	1	1
HANG LUNG GROUP LTD HKD1	—	—	5,000	5,000	—	—	8	8
HANG LUNG PROP HKD1	7,000	—	7,000	14,000	11	—	10	21
HANG SENG BANK HKD5	3,200	—	4,000	7,200	43	—	53	96
HENDERSON INV HKD0.20	—	—	5,000	5,000	—	—	7	7
HENDERSON LAND DEV HKD2	3,000	—	4,000	7,000	14	—	19	33
HONG KONG AIRCRAFT HKD1	—	—	400	400	—	—	2	2
HONG KONG ELECTRIC HKD1	6,500	—	8,500	15,000	29	—	38	67
HONG KONG EXCHANGE HKD1	4,000	—	6,000	10,000	9	—	14	23
HONGKONG+CHINA GAS HKD0.25	16,900	—	21,930	38,830	33	—	42	75
HONGKONG+SHANG HOT HKD0.50	—	—	5,000	5,000	—	—	4	4
HOPEWELL HLDGS HKD2.50	3,000	—	4,000	7,000	6	—	9	15
HUNG HING PRINTING HKD0.10	—	—	2,000	2,000	—	—	2	2
HUTCHISON WHAMPOA HKD0.25	9,000	—	17,000	26,000	69	—	131	200
HYSAN DEVELOPMENT HKD5	3,000	—	4,000	7,000	5	—	7	12
I CABLE COMMUNICATION HKD1	—	—	2,200	2,200	—	—	1	1
INDUS + COMMER BK HKD2.00	—	—	3,000	3,000	—	—	4	4
INTERCHINA CO HLDG HKD0.10	—	—	10,000	10,000	—	—	—	—
INTL BANK OF ASIA HKD1	—	—	2,000	2,000	—	—	1	1
KOWLOON MOTOR BUS HKD1	—	—	2,000	2,000	—	—	9	9
LENOVO GROUP LTD HKD0.025	—	—	16,000	16,000	—	—	6	6
LIU CHONG HING BNK HKD0.50	—	—	1,000	1,000	—	—	1	1
MTR CORP HKD1	6,000	—	9,000	15,000	9	—	13	22
NEW WORLD DEVEL CO HKD1	9,000	—	12,000	21,000	8	—	10	18
NEXT MEDIA HKD1	—	—	2,000	2,000	—	—	1	1
ORIENTAL PRESS GRP HKD 0.25	—	—	2,000	2,000	—	—	1	1
PCCW LIMITED HKD0.25	14,000	—	21,200	35,200	8	—	13	21

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

S/INDUSTRIAL HLDG HKD0.10	—	—	14,000	14,000	—	—	27	27
SHENZHEN INVESTMEN HKD0.05	—	—	2,000	2,000	—	—	—	—
SHN INTL HLDGS HKD0.10	—	—	22,500	22,500	—	—	1	1
SHUN TAK HLDGS HKD0.25	—	—	8,000	8,000	—	—	5	5
SINO LAND CO HKD1.00	8,000	—	12,000	20,000	7	—	10	17
SUN HUNG KAI PROPS HKD0.50	6,000	—	10,000	16,000	56	—	93	149
SWIRE PACIFIC A HKD0.60	4,500	—	4,500	9,000	32	—	32	64
SWIRE PACIFIC B HKD0.12	—	—	7,500	7,500	—	—	9	9
TCL COMMUNICATION HKD0.10	—	—	1,600	1,600	—	—	—	—
TECHTRONIC INDUSTR ORD HKD0.1	4,000	—	6,000	10,000	8	—	12	20
TELEVISION BROADCT HKD0.05	2,000	—	2,000	4,000	9	—	9	18
WHARF(HLDGS) HKD1	6,000	—	6,000	12,000	20	—	20	40
WHEELOCK + CO HKD0.50	—	—	4,000	4,000	—	—	6	6
WING HANG BANK LTD	—	—	1,500	1,500	—	—	10	10
WING LUNG BANK HKD5	—	—	600	600	—	—	5	5

								1,541

IRELAND
COMMON STOCK
ALLIED IRISH BANK - EURO	—	872	—	872	—	15	—	15
ALLIED IRISH BANKS EUR0.32 (DUBLIN LISTING)	—	1,382	4,755	6,137	—	24	83	107
ANGLO IRISH BK CP ORD EUR0.32(DUBLIN LISTING)	—	—	1,783	1,783	—	—	34	34
BANK OF IRELAND (EUR)	—	975	—	975	—	13	—	13
BK OF IRELAND ORD STK EUR0.64	—	1,593	5,289	6,882	—	22	72	94
CRH ORD IEP0.32(DUBLIN LISTING)	—	858	2,826	3,684	—	21	68	89
DEPFA BANK PLC ORD EUR0.30	—	1,100	1,815	2,915	—	17	28	45
ELAN CORP ORD EUR0.05	—	695	2,026	2,721	—	18	52	70
GRAFTON GROUP UTS (1 ORD	—	643	—	643	—	6	—	6

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

GREENCORE GROUP	—	200	—	200	—	1	—	1
INDEPENDENT NEWS & MEDIA	—	1,951	—	1,951	—	6	—	6
IRISH LIFE + PERM ORD EUR0.32	—	704	1,441	2,145	—	12	24	36
KERRY GROUP A ORD I0.10(DUBLIN LIST)	—	142	811	953	—	3	18	21
RYANAIR HOLDINGS - EURO	—	1,409	—	1,409	—	7	—	7

								544

ITALY
COMMON STOCK
AEM SPA EUR0.52	—	—	3,698	3,698	—	—	8	8
ALLEANZA ASSICURAZ EUR0.5	—	580	2,303	2,883	—	7	27	34
ASSIC GENERALI EUR1.00	—	1,990	6,723	8,713	—	59	199	258
AUTOGRILL SPA EUR0.52	—	1,008	653	1,661	—	15	10	25
AUTOSTRADE EUR1	—	817	1,510	2,327	—	18	33	51
BANCA INTESA SPA EUR0.52	—	4,724	23,390	28,114	—	19	96	115
BANCA POPOLARE MILANO	—	790	—	790	—	6	—	6
BCA ANTONVENETA EUR3	—	400	1,486	1,886	—	8	31	39
BCA CARIGE SPA EUR 1	—	—	2,465	2,465	—	—	10	10
BCA FIDEURAM SPA EUR0.26	—	1,668	1,594	3,262	—	8	8	16
BCA INTESA SPA - RNC	—	1,759	—	1,759	—	6	—	6
BCA LOMBARDA ITL1000	—	—	1,670	1,670	—	—	21	21
BCA NAZ DEL LAVORO EUR0.50	—	1,908	8,289	10,197	—	4	19	23
BCA POP DI LODI EUR3	—	—	1,476	1,476	—	—	16	16
BCA POP EMILIA ROM ITL500	—	—	389	389	—	—	17	17
BCE POP UNITE ORD EUR2.50	—	350	1,766	2,116	—	6	31	37
BCP POP VERON NOV EUR3.6	—	461	1,954	2,415	—	8	35	43
BENETTON GROUP SPA EUR1.30	—	803	429	1,232	—	9	5	14
BULGARI SPA EUR0.07	—	—	760	760	—	—	8	8

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

CAPITALIA SPA EUR1	—	5,544	8,460	14,004	—	21	32	53
EDISON EUR1	—	8,700	6,357	15,057	—	17	13	30
ENEL EUR1	—	5,042	23,845	28,887	—	46	216	262
ENI EUR1	—	5,410	15,826	21,236	—	123	359	482
FIAT SPA EUR 5	—	452	3,089	3,541	—	3	22	25
FINECOGROUP EUR1	—	177	1,548	1,725	—	1	11	12
FINMECCANICA SA EUR0.22	—	7,355	33,135	40,490	—	6	26	32
FONDIARIA SAI SPA EUR1	—	—	509	509	—	—	12	12
GR ED L ESPRESSO EUR0.15	—	215	1,134	1,349	—	1	6	7
IFIL INVESTMENTS SPA EUR1	—	—	2,665	2,665	—	—	10	10
ITALCEMENTI DI RISP EUR1	—	—	382	382	—	—	4	4
ITALCEMENTI EUR1	—	—	561	561	—	—	9	9
LUXOTTICA GROUP EUR0.06	—	663	698	1,361	—	12	13	25
MEDIASET EUR0.52	—	2,307	3,113	5,420	—	26	35	61
MEDIOBANCA SPA EUR0.5	—	582	2,153	2,735	—	8	30	38
MEDIOLANUM EUR0.1	—	1,530	1,145	2,675	—	10	7	17
MONTE PASCHI SIENA EUR0.64	—	3,703	6,414	10,117	—	11	19	30
PIRELLI + CO SPA EURO 0.52	—	1,592	13,151	14,743	—	2	15	17
RAS EUR0.6	—	1,292	1,768	3,060	—	27	37	64
RCS MEDIAGROUP EUR1	—	—	2,890	2,890	—	—	14	14
SAIPEM EUR1	—	—	2,550	2,550	—	—	29	29
SAN PAOLO IMI SPA EUR2.80	—	1,264	5,535	6,799	—	16	70	86
SEAT PAGINE GIALLE EUR0.03	—	17,602	21,372	38,974	—	6	7	13
SNAM RETE GAS EUR1	—	436	5,020	5,456	—	2	25	27
T.E.R.N.A ORD EUR0.22	—	—	5,290	5,290	—	—	13	13
TELECOM ITALIA DI RISP EUR.55	—	13,836	25,539	39,375	—	35	63	98
TELECOM ITALIA EUR.55	—	17,146	56,997	74,143	—	57	190	247
TELECOM ITALIA MEDIA RTS	—	—	—	—	—	—	—	—

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

TELECOM ITALIA MEDIA SPA	—	1,725	—	1,725	—	1	—	1
TIM SPA EUR0.06	—	7,891	21,702	29,593	—	47	128	175
TISCALI SPA	—	226	—	226	—	1	—	1
UNICREDITO ITALIAN EUR0.50	—	9,405	24,028	33,433	—	51	129	180
UNIPOL ITL1000	—	—	811	811	—	—	3	3

								2,827

JAPAN
COMMON STOCK
77TH BANK JPY50	1,000	—	1,000	2,000	6	—	6	12
ABC MART INC NPV	—	—	100	100	—	—	2	2
ACOM CO JPY50	220	—	400	620	14	—	25	39
ADVANTEST JPY50	300	—	400	700	21	—	28	49
AEON CO LTD JPY50	2,500	—	2,600	5,100	40	—	42	82
AEON CREDIT SERV JPY50	100	—	100	200	7	—	7	14
AIFUL CORP JPY50	200	—	200	400	20	—	20	40
AIOI INSURANCE CO NPV	—	—	2,000	2,000	—	—	8	8
AISIN SEIKI CO JPY50	600	—	1,000	1,600	14	—	22	36
AJINOMOTO CO INC JPY50	2,000	—	4,000	6,000	22	—	44	66
ALFRESA HOLDINGS C NPV	—	—	100	100	—	—	4	4
ALL NIPPON AIRWAYS JPY50	2,000	—	9,000	11,000	6	—	28	34
ALPS ELECTRIC CO JPY50	1,000	—	1,000	2,000	12	—	12	24
AMADA CO JPY50	2,000	—	1,000	3,000	11	—	5	16
AOYAMA TRADING CO JPY50	300	—	200	500	7	—	4	11
ARISAWA MFG CO JPY50	—	—	100	100	—	—	4	4
ASAHI BREWERIES JPY50	1,000	—	2,000	3,000	10	—	21	31
ASAHI GLASS CO JPY50	3,000	—	5,000	8,000	28	—	46	74
ASAHI KASEI CORP JPY50	5,000	—	6,000	11,000	21	—	26	47

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

ASATSU DK JPY50	200	—	100	300	6	—	3	9
AUTOBAC SEVEN	200	—	—	200	5	—	—	5
AWA BANK JPY50	—	—	2,000	2,000	—	—	12	12
BANDAI CO JPY50	300	—	400	700	7	—	9	16
BANK OF KYOTO JPY50	—	—	1,000	1,000	—	—	7	7
BANK OF NAGOYA JPY50	—	—	2,000	2,000	—	—	10	10
BANK OF YOKOHAMA JPY50	4,000	—	5,000	9,000	24	—	30	54
BENESSE CORP JPY50	200	—	300	500	6	—	8	14
BOSCH AUTOMATIVES	—	—	1,000	1,000	—	—	5	5
BRIDGESTONE CORP JPY50	3,000	—	3,000	6,000	55	—	54	109
BROTHER INDUSTRIES JPY50	—	—	1,000	1,000	—	—	9	9
CANON INC JPY50	3,600	—	5,000	8,600	178	—	247	425
CASIO COMPUTER CO JPY50	1,000	—	1,000	2,000	12	—	12	24
CENTRAL GLASS CO JPY50	1,000	—	1,000	2,000	7	—	7	14
CENTRAL JPAN RLWY JPY50000	4	—	5	9	33	—	40	73
CHIBA BANK JPY50	2,000	—	3,000	5,000	13	—	19	32
CHIYODA CORP JPY50	—	—	1,000	1,000	—	—	8	8
CHUBU ELEC POWER JPY500	2,600	—	2,900	5,500	57	—	63	120
CHUGAI PHARM CO JPY50	800	—	1,900	2,700	13	—	30	43
CHUGOKU BANK JPY50	—	—	1,000	1,000	—	—	10	10
CHUGOKU ELEC POWER JPY500	—	—	1,500	1,500	—	—	26	26
CIRCLE K SUNKUS CO NPV	—	—	100	100	—	—	2	2
CITIZEN WATCH CO JPY50	1,000	—	1,000	2,000	10	—	9	19
COCA COLA WEST JAPAN JPY50	300	—	100	400	7	—	2	9
COSMO OIL COMPANY JPY50	—	—	2,000	2,000	—	—	6	6
CREDIT SAISON CO JPY50	700	—	800	1,500	23	—	26	49
CSK CORPORATION JPY50	300	—	300	600	12	—	12	24
DAI NIPPON PRINTNG JPY50	3,000	—	3,000	6,000	41	—	41	82

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

DAICEL CHEM INDS JPY50	2,000	—	1,000	3,000	10	—	5	15
DAIDO STEEL CO JPY50	—	—	1,000	1,000	—	—	3	3
DAIEI INC JPY50	—	—	1,500	1,500	—	—	3	3
DAIHATSU MOTOR CO JPY50	—	—	1,000	1,000	—	—	7	7
DAIICHI PHARM CO JPY50	1,000	—	1,200	2,200	20	—	23	43
DAIKIN INDUSTRIES JPY50	1,000	—	1,000	2,000	25	—	24	49
DAIMARU INC JPY50	1,000	—	1,000	2,000	7	—	7	14
DAINIPPON INK+CHEM JPY50	3,000	—	9,000	12,000	7	—	20	27
DAINIPPON PHARM JPY50	—	—	1,000	1,000	—	—	9	9
DAINIPPON SCREEN JPY50	1,000	—	1,000	2,000	5	—	5	10
DAISHI BANK JPY50	—	—	1,000	1,000	—	—	3	3
DAITO TRUST CONST JPY50	400	—	600	1,000	17	—	25	42
DAIWA HOUSE INDS JPY50	2,000	—	2,000	4,000	20	—	20	40
DAIWA SECURITIES GROUP INC JPY50	4,000	—	7,000	11,000	25	—	43	68
DENKI KAGAKU KOGYO JPY50	2,000	—	3,000	5,000	6	—	9	15
DENSO CORP JPY50	2,300	—	2,300	4,600	55	—	55	110
DENTSU INC NPV	6	—	7	13	16	—	19	35
DON QUIJOTE NPV	—	—	100	100	—	—	6	6
DOWA MINING CO JPY50	1,000	—	1,000	2,000	6	—	6	12
EAST JAPAN RAILWAY JPY50000	15	—	16	31	79	—	84	163
EBARA CORP JPY50	2,000	—	1,000	3,000	9	—	5	14
EISAI CO JPY50	1,000	—	1,200	2,200	29	—	35	64
FAMILYMART CO JPY50	200	—	400	600	5	—	11	16
FANUC JPY50	600	—	900	1,500	36	—	54	90
FAST RETAILING CO JPY50	200	—	300	500	13	—	19	32
FUJI ELECTRIC HLDG NPV	1,000	—	5,000	6,000	2	—	13	15
FUJI HEAVY INDS JPY50	—	—	4,000	4,000	—	—	19	19
FUJI PHOTO FILM CO JPY50	2,000	—	2,000	4,000	68	—	68	136

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

FUJI SOFT ABC INC JPY50	200	—	200	400	6	—	6	12
FUJI TELEVISION NETWORK INC JPY5000	3	—	2	5	7	—	5	12
FUJIKURA JPY50	2,000	—	2,000	4,000	9	—	9	18
FUJISAWA PHARM CO JPY50	1,000	—	1,000	2,000	26	—	26	52
FUJITSU JPY50	7,000	—	8,000	15,000	42	—	48	90
FUKUOKA BANK OF JPY50	2,000	—	2,000	4,000	11	—	11	22
FUKUYAMA TRANSPORT JPY50	—	—	1,000	1,000	—	—	4	4
FUNAI ELECTRIC CO JPY50	—	—	100	100	—	—	13	13
FURUKAWA ELECTRIC JPY50	3,000	—	2,000	5,000	13	—	8	21
FUTABA CORP JPY50	—	—	100	100	—	—	2	2
GLOBAL MEDIA ONLINE JPY50	—	—	100	100	—	—	2	2
GOODWILL GROUP JPY5000	—	—	2	2	—	—	4	4
GUNMA BANK JPY50	2,000	—	2,000	4,000	10	—	10	20
GUNZE LIMITED	—	—	1,000	1,000	—	—	5	5
HACHIJUNI BANK JPY50	—	—	2,000	2,000	—	—	12	12
HAMAMATSU PHOTONIC NPV	—	—	100	100	—	—	2	2
HANKYU CORP JPY50	—	—	4,000	4,000	—	—	14	14
HANKYU DEPT STORES JPY50	1,000	—	1,000	2,000	7	—	7	14
HANSHIN ELEC RLWY JPY50	—	—	1,000	1,000	—	—	3	3
HEIWA CORP NPV	—	—	700	700	—	—	11	11
HIGO BANK JPY50	—	—	1,000	1,000	—	—	6	6
HIKARI TSUSHIN INC JPY50	—	—	100	100	—	—	6	6
HINO MOTORS JPY50	1,000	—	1,000	2,000	7	—	7	14
HIROSE ELECTRIC JPY50	100	—	200	300	10	—	20	30
HIROSHIMA BANK JPY50	—	—	2,000	2,000	—	—	9	9
HITACHI CABLE JPY50	—	—	1,000	1,000	—	—	4	4
HITACHI CAP CORP JPY50	400	—	100	500	7	—	2	9
HITACHI CHEMICAL JPY50	500	—	300	800	8	—	5	13

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

HITACHI CONST MACH JPY50	—	—	400	400	—	—	5	5
HITACHI JPY50	14,000	—	13,000	27,000	88	—	82	170
HOKKAIDO ELEC PWR JPY500	700	—	800	1,500	13	—	15	28
HOKKOKU BANK JPY50	—	—	1,000	1,000	—	—	4	4
HOKUHOKU FINANCIAL GROUP INC NPV	4,000	—	15,000	19,000	9	—	34	43
HOKURIKU ELEC PWR JPY500	—	—	800	800	—	—	14	14
HONDA MOTOR CO JPY50	3,400	—	3,700	7,100	165	—	179	344
HOUSE FOOD INDL	400	—	—	400	5	—	—	5
HOYA CORP JPY50	400	—	400	800	41	—	41	82
HYAKUGO BANK(105TH JPY50	—	—	2,000	2,000	—	—	11	11
HYAKUJUSHI BANK JPY50	—	—	1,000	1,000	—	—	6	6
IBIDEN CO JPY50	—	—	500	500	—	—	8	8
INVOICE INC NPV	—	—	19	19	—	—	3	3
INVOICE INC WTS EXP 30SEP05	—	—	19	19	—	—	—	—
ISETAN CO JPY50	900	—	700	1,600	9	—	7	16
ISHIKAWAJIMA HAR JPY50	7,000	—	6,000	13,000	9	—	8	17
ISUZU MOTORS JPY50	—	—	4,000	4,000	—	—	11	11
ITO EN JPY50	200	—	100	300	9	—	5	14
ITO YOKADO CO JPY50	1,000	—	2,000	3,000	36	—	72	108
ITOCHU CORP JPY50	6,000	—	6,000	12,000	26	—	26	52
ITOCHU TECHNO SCIE JPY50	200	—	100	300	8	—	4	12
IYO BANK JPY50	—	—	1,000	1,000	—	—	7	7
IZUMI CO JPY50	—	—	100	100	—	—	2	2
JAFCO JPY50	100	—	200	300	5	—	10	15
JAPAN AIRLINES CORP NPV	2,000	—	4,000	6,000	5	—	11	16
JAPAN PETROLEUM EX NPV	—	—	100	100	—	—	4	4
JAPAN REAL ESTATE INVEST	1	—	—	1	8	—	—	8
JAPAN RETAIL FUND	1	—	—	1	8	—	—	8

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

JAPAN TOBACCO INC JPY50000	3	—	5	8	26	—	44	70
JFE HOLDING INC NPV	2,275	—	2,200	4,475	61	—	59	120
JGC CORP JPY50	1,000	—	1,000	2,000	11	—	11	22
JOYO BANK JPY50	2,000	—	3,000	5,000	9	—	13	22
JS GROUP CORP NPV	1,000	—	1,000	2,000	18	—	18	36
JSAT CORP JPY50000 JPY50	—	—	1	1	—	—	3	3
JSR CORP JPY50	500	—	1,000	1,500	9	—	18	27
JUROKU BANK JPY50	—	—	1,000	1,000	—	—	4	4
KAGOSHIMA BANK JPY50	—	—	1,000	1,000	—	—	6	6
KAJIMA CORP JPY50	3,000	—	11,000	14,000	11	—	42	53
KAMIGUMI CO JPY50	1,000	—	1,000	2,000	7	—	7	14
KANEKA CORP JPY50	1,000	—	1,000	2,000	10	—	10	20
KANSAI ELEC POWER JPY500	3,100	—	3,800	6,900	58	—	71	129
KANSAI PAINT CO JPY50	1,000	—	1,000	2,000	6	—	6	12
KAO CORP JPY50	2,000	—	3,000	5,000	46	—	69	115
KATOKICHI CO JPY50	300	—	100	400	6	—	2	8
KAWASAKI HEAVY IND JPY50	8,000	—	6,000	14,000	13	—	10	23
KAWASAKI KISEN JPY50	3,000	—	5,000	8,000	20	—	33	53
KDDI CORP JPY5000	—	—	17	17	—	—	82	82
KEIHIN ELEC EXP RL JPY50	2,000	—	2,000	4,000	12	—	12	24
KEIO DENTETSU RY JPY50	2,000	—	2,000	4,000	11	—	11	22
KEYENCE CORP JPY50	100	—	200	300	23	—	45	68
KIKKOMAN CORP JPY50	1,000	—	1,000	2,000	9	—	9	18
KINDEN CORPORATION JPY50	1,000	—	1,000	2,000	7	—	7	14
KINTETSU CORP JPY50	7,000	—	7,000	14,000	22	—	22	44
KIRIN BEVERAGE JPY50	—	—	100	100	—	—	2	2
KIRIN BREWERY CO JPY50	3,000	—	4,000	7,000	27	—	36	63
KOBE STEEL JPY50	9,000	—	10,000	19,000	13	—	14	27

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

KOEI CO JPY50	—	—	1,300	1,300	—	—	30	30
KOKUYO CO JPY50	500	—	500	1,000	5	—	5	10
KOMATSU JPY50	4,000	—	5,000	9,000	27	—	33	60
KOMERI CO JPY50	—	—	100	100	—	—	2	2
KONAMI CORP JPY50	300	—	500	800	7	—	11	18
KONICA MINOLTA HOLDINGS INC JPY50	2,000	—	2,000	4,000	27	—	27	54
KOSE CORP	—	—	100	100	—	—	4	4
KUBOTA CORP JPY50	5,000	—	3,000	8,000	23	—	14	37
KURARAY CO JPY50	2,000	—	2,000	4,000	16	—	16	32
KURITA WATER INDS JPY50	500	—	500	1,000	7	—	7	14
KYOCERA CORP JPY50	700	—	1,000	1,700	51	—	73	124
KYOWA HAKKO KOGYO JPY50	2,000	—	2,000	4,000	14	—	14	28
KYUSHU ELEC POWER JPY500	1,700	—	1,700	3,400	34	—	34	68
LAWSON JPY50	300	—	400	700	10	—	13	23
LEOPALACE21 JPY50	400	—	500	900	7	—	9	16
LION CORP JPY50	—	—	1,000	1,000	—	—	5	5
MABUCHI MOTOR CO JPY50	200	—	200	400	15	—	15	30
MAKITA CORP JPY50	—	—	1,000	1,000	—	—	14	14
MARUBENI CORP JPY50	6,000	—	6,000	12,000	16	—	16	32
MARUI CO JPY50	900	—	2,000	2,900	11	—	25	36
MARUICHI STL TUBE JPY50	—	—	2,000	2,000	—	—	32	32
MATSUI SECURITIES NPV	—	—	200	200	—	—	5	5
MATSUMOTOKIYOSHI JPY50	200	—	200	400	5	—	5	10
MATSUSHITA ELC IND JPY50	9,865	—	13,000	22,865	143	—	188	331
MATSUSHITA ELC WKS JPY50	1,000	—	671	1,671	8	—	6	14
MAZDA MOTOR CORP JPY50	—	—	3,000	3,000	—	—	9	9
MEDICEO HOLDINGS CO LTD NPV	500	—	500	1,000	5	—	5	10
MEIJI DAIRIES CORP JPY50	1,000	—	1,000	2,000	6	—	6	12

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

MEIJI SEIKA KAISHA JPY50	2,000	—	1,000	3,000	8	—	4	12
MEITEC CORPORATION JPY50	200	—	200	400	8	—	8	16
MILLEA HOLDINGS INC NPV	6	—	7	13	79	—	92	171
MINEBEA CO JPY50	2,000	—	2,000	4,000	9	—	8	17
MISUMI CORP JPY50	—	—	100	100	—	—	3	3
MITSUBISHI CHEMICAL JPY50	5,000	—	9,000	14,000	15	—	26	41
MITSUBISHI CORP JPY50	5,000	—	6,000	11,000	55	—	66	121
MITSUBISHI ELEC CP JPY50	6,000	—	8,000	14,000	28	—	37	65
MITSUBISHI ESTATE JPY50	4,000	—	5,000	9,000	42	—	53	95
MITSUBISHI GAS CHM JPY50	2,000	—	1,000	3,000	9	—	4	13
MITSUBISHI HVY IND JPY50	12,000	—	17,000	29,000	34	—	48	82
MITSUBISHI LOGISTC JPY50	—	—	1,000	1,000	—	—	9	9
MITSUBISHI MATERL JPY50	5,000	—	4,000	9,000	10	—	8	18
MITSUBISHI RAYON JPY50	3,000	—	2,000	5,000	10	—	6	16
MITSUBISHI UFJ HOLDINGS INC JPY50000	20	—	17	37	170	—	144	314
MITSUBISHI UFJ SECURITIES CO JPY50	—	—	1,000	1,000	—	—	9	9
MITSUI + CO JPY50	5,000	—	6,000	11,000	42	—	50	92
MITSUI CHEMICALS I JPY50	1,000	—	3,000	4,000	5	—	15	20
MITSUI ENG+SHIPBG JPY50	4,000	—	3,000	7,000	7	—	5	12
MITSUI FUDOSAN CO JPY50	3,000	—	4,000	7,000	32	—	42	74
MITSUI MINING + SM JPY50	3,000	—	4,000	7,000	12	—	16	28
MITSUI OSK LINES JPY50	4,000	—	5,000	9,000	24	—	30	54
MITSUI SUMITOMO INSURANCE CO JPY50	6,000	—	8,000	14,000	49	—	66	115
MITSUI TRUST HLDGS NPV	2,000	—	3,000	5,000	14	—	21	35
MITSUKOSHI LTD NPV	2,000	—	2,000	4,000	9	—	9	18
MITSUMI ELECTRIC JPY50	500	—	400	900	6	—	5	11
MIZUHO FINL GB NPV	33	—	46	79	128	—	177	305
MIZUHO INVEST SECS JPY50	—	—	2,000	2,000	—	—	4	4

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

MIZUHO TRUST + BANKING CO. LTDJPY50	—	—	14,000	14,000	—	—	23	23
MURATA MFG CO JPY50	1,000	—	1,200	2,200	48	—	57	105
MUSASHINO BANK JPY500	—	—	100	100	—	—	4	4
NAGOYA RAILROAD CO JPY50	—	—	3,000	3,000	—	—	10	10
NAMCO JPY50	300	—	200	500	3	—	2	5
NAMCO LIMITED NPV DFD SETTLEMENT	—	—	200	200	—	—	2	2
NEC CORP JPY50	6,000	—	7,000	13,000	33	—	39	72
NEC ELECTRONICS CP NPV	200	—	100	300	10	—	5	15
NET ONE SYSTEMS CO JPY5000	2	—	2	4	8	—	8	16
NGK INSULATORS JPY50	1,000	—	1,000	2,000	8	—	8	16
NGK SPARK PLUG CO JPY50	1,000	—	1,000	2,000	10	—	10	20
NHK SPRING CO JPY50	—	—	1,000	1,000	—	—	7	7
NICHICON CORP JPY50	—	—	200	200	—	—	2	2
NICHIREI	2,000	—	1,000	3,000	7	—	3	10
NIDEC CORPORATION JPY50	200	—	100	300	22	—	11	33
NIKKO CORDIAL CORP JPY50	6,000	—	8,000	14,000	27	—	36	63
NIKON CORP JPY50	1,000	—	1,000	2,000	10	—	10	20
NINTENDO CO JPY50	400	—	500	900	45	—	56	101
NIPPON BROADCASTING JPY50	—	—	30	30	—	—	1	1
NIPPON BUILDING FUND INC	1	—	—	1	8	—	—	8
NIPPON EXPRESS CO JPY50	3,000	—	4,000	7,000	14	—	19	33
NIPPON KAYAKU CO LTD	1,000	—	—	1,000	5	—	—	5
NIPPON LIGHT METAL JPY50	3,000	—	2,000	5,000	7	—	5	12
NIPPON MEAT PACKER JPY50	1,000	—	1,000	2,000	12	—	12	24
NIPPON MINING HLDG NPV	2,000	—	3,500	5,500	10	—	17	27
NIPPON OIL CORP JPY50	6,000	—	6,000	12,000	38	—	38	76
NIPPON PAINT	—	—	1,000	1,000	—	—	4	4
NIPPON PAPER GROUP INC NPV	4	—	4	8	18	—	18	36

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

NIPPON SHEET GLASS JPY50	1,000	—	1,000	2,000	1	—	3	4
NIPPON SHOKUBAI CO JPY50	1,000	—	1,000	2,000	7	—	7	14
NIPPON STEEL CORP JPY50	23,000	—	27,000	50,000	54	—	63	117
NIPPON TEL+TEL CP JPY50000	21	—	27	48	89	—	115	204
NIPPON TV NETWORK JPY500	—	—	10	10	—	—	1	1
NIPPON YUSEN KK JPY50	4,000	—	4,000	8,000	20	—	20	40
NIPPON ZEON CO JPY50	1,000	—	1,000	2,000	8	—	8	16
NIPPONKOA INSURAN JPY50	—	—	3,000	3,000	—	—	17	17
NISHI NIPPON CITY JPY50	—	—	3,000	3,000	—	—	13	13
NISHI NIPPON RLRD JPY50	—	—	1,000	1,000	—	—	3	3
NISHIMATSU CONSTRUCTION	1,000	—	—	1,000	1	—	—	1
NISSAN CHEM INDS JPY50	1,000	—	1,000	2,000	8	—	8	16
NISSAN MOTOR CO JPY50	10,700	—	11,700	22,400	121	—	132	253
NISSAY DOWA GENERA JPY50	—	—	1,000	1,000	—	—	5	5
NISSHIN SEIFUN GRP JPY50	1,000	—	1,000	2,000	10	—	10	20
NISSHIN STEEL CO JPY50	3,000	—	5,000	8,000	7	—	11	18
NISSHINBO IND INC JPY50	1,000	—	1,000	2,000	7	—	7	14
NISSIN FOOD PRODS JPY50	500	—	400	900	12	—	10	22
NITORI CO JPY50	100	—	50	150	5	—	3	8
NITTO DENKO CORP JPY50	700	—	700	1,400	33	—	33	66
NOK CORP JPY50	400	—	1,000	1,400	12	—	30	42
NOMURA HOLDINGS JPY50	8,000	—	10,000	18,000	98	—	123	221
NOMURA RESEARCH INC NPV	100	—	200	300	9	—	17	26
NSK JPY50	2,000	—	2,000	4,000	9	—	9	18
NTN CORP JPY50	2,000	—	2,000	4,000	11	—	11	22
NTT DATA CORP JPY5000	5	—	6	11	14	—	16	30
NTT DOCOMO NPV	87	—	104	191	154	—	183	337
OBAYASHI CORP JPY50	3,000	—	3,000	6,000	16	—	16	32

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

ODAKYU ELEC RLWY JPY50	3,000	—	3,000	6,000	16	—	16	32
OGAKI KYORITSU BK JPY50	—	—	1,000	1,000	—	—	5	5
OJI PAPER CO JPY50	3,000	—	5,000	8,000	17	—	29	46
OKI ELECTRIC IND JPY50	3,000	—	3,000	6,000	10	—	10	20
OLYMPUS CORP NPV	1,000	—	1,000	2,000	19	—	19	38
OMRON CORP JPY50	1,000	—	1,000	2,000	23	—	23	46
ONO PHARMACEUTICAL JPY50	—	—	300	300	—	—	14	14
ONWARD KASHIYAMA JPY50	1,000	—	1,000	2,000	13	—	13	26
ORACLE CORP JAPAN JPY50	200	—	100	300	10	—	5	15
ORIENT CORP JPY50	—	—	2,000	2,000	—	—	5	5
ORIENTAL LAND CO LTD JPY50	200	—	300	500	12	—	18	30
ORIX CORP JPY50	300	—	400	700	35	—	47	82
OSAKA GAS CO JPY50	9,000	—	9,000	18,000	26	—	26	52
OTSUKA CORPORATION JPY50	—	—	100	100	—	—	5	5
PARK 24 CO JPY50	—	—	100	100	—	—	2	2
PARK 24 CO LTD NPV DFD STLMENT (22DEC04)	—	—	100	100	—	—	2	2
PASONA INC NPV	—	—	1	1	—	—	3	3
PIONEER CORP JPY50	500	—	700	1,200	9	—	13	22
PROMISE CO JPY50	400	—	550	950	25	—	35	60
QP CORP JPY50	700	—	300	1,000	6	—	3	9
RAKUTEN	2	—	—	2	15	—	—	15
RESONA HOLDINGS INC NPV	18,000	—	22,000	40,000	30	—	36	66
RICOH CO JPY50	3,000	—	3,000	6,000	56	—	56	112
RINNAI CORP JPY50	200	—	100	300	5	—	3	8
ROHM CO JPY50	400	—	600	1,000	41	—	62	103
RYOHIN KEIKAKU CO JPY50	200	—	100	300	9	—	4	13
SAGAMI RAILWAY CO JPY50	—	—	1,000	1,000	—	—	3	3
SAN IN GODO BANK JPY50	—	—	1,000	1,000	—	—	7	7

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED
	Par/Shares				Market Value (000’s)

	TDWaterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined ¹	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	TRP International Equity Index Fund	Pro Forma Combined

SANKEN ELECTRIC CO JPY50	—	—	1,000	1,000	—	—	12	12
SANKYO CO JPY50	1,600	—	1,600	3,200	33	—	33	66
SANKYO CO NPV	200	—	300	500	8	—	12	20
SANKYO SEIKI	—	—	1,000	1,000	—	—	10	10
SANTEN PHARM CO JPY50	—	—	300	300	—	—	5	5
SANYO ELECTRIC CO JPY50	6,000	—	7,000	13,000	19	—	22	41
SANYO SHIPAN	—	—	100	100	—	—	6	6
SAPPORO HOKUYO HLD JPY50000	—	—	1	1	—	—	7	7
SAPPORO HOLDINGS NPV	2,000	—	1,000	3,000	8	—	4	12
SECOM CO JPY50	1,000	—	1,000	2,000	36	—	36	72
SEGA SAMMY HOLDINGS INC ORD SHS	340	—	312	652	16	—	14	30
SEIBU RAILWAY CO JPY50	—	—	1,000	1,000	—	—	5	5
SEIKO EPSON CORP NPV	400	—	800	1,200	17	—	33	50
SEINO TRANSPORTN JPY50	1,000	—	1,000	2,000	9	—	9	18
SEIYU JPY50	—	—	1,000	1,000	—	—	2	2
SEKISUI CHEMICAL JPY50	2,000	—	2,000	4,000	13	—	13	26
SEKISUI HOUSE JPY50	2,000	—	3,000	5,000	21	—	31	52
SEVEN ELEVEN JAPAN NPV	2,000	—	2,000	4,000	58	—	58	116
SFCG CO. LTD JPY50	—	—	30	30	—	—	6	6
SHARP CORP JPY50	4,000	—	4,000	8,000	55	—	55	110
SHIGA BANK JPY50	—	—	1,000	1,000	—	—	5	5
SHIKOKU BANK JPY50	—	—	1,000	1,000	—	—	6	6
SHIKOKU ELEC POWER JPY500	—	—	1,000	1,000	—	—	18	18
SHIMA SEIKI MFG JPY50	—	—	100	100	—	—	3	3
SHIMACHU CO JPY50	200	—	100	300	5	—	2	7
SHIMADZU CORP JPY50	—	—	1,000	1,000	—	—	6	6
SHIMAMURA CO JPY50	100	—	100	200	7	—	7	14
SHIMANO INC JPY50	500	—	1,500	2,000	12	—	37	49

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

SHIMIZU CORP JPY50	3,000	—	3,000	6,000	13	—	13	26
SHIN ETSU CHEM CO JPY50	1,600	—	1,800	3,400	61	—	68	129
SHINKO ELEC INDS JPY50	—	—	100	100	—	—	3	3
SHINKO SECURITIES JPY50	—	—	4,000	4,000	—	—	11	11
SHINSEI BANK NPV	2,000	—	4,000	6,000	13	—	26	39
SHIONOGI + CO JPY50	1,000	—	1,000	2,000	16	—	16	32
SHISEIDO CO JPY50	1,000	—	2,000	3,000	13	—	26	39
SHIZUOKA BANK JPY50	2,000	—	3,000	5,000	17	—	25	42
SHOWA DENKO KK JPY50	5,000	—	5,000	10,000	12	—	12	24
SHOWA SHELL SEKIYU JPY50	500	—	600	1,100	3	—	5	8
SKY PERFECT COMMUN JPY50000	—	—	2	2	—	—	2	2
SKYLARK CO JPY50	300	—	400	700	5	—	7	12
SMBS FRIEND SECS NPV	—	—	500	500	—	—	3	3
SMC CORP JPY50	200	—	300	500	21	—	32	53
SOFTBANK CORPORATION JPY50	1,000	—	900	1,900	45	—	41	86
SOFTBANK INVESTMENT CORP NPV	—	—	9	9	—	—	3	3
SOHGO SECURITY SER NPV	—	—	2,100	2,100	—	—	29	29
SOJITZ HOLDINGS CORP	1,400	—	—	1,400	6	—	—	6
SOMPO JAPAN INS JPY50	3,000	—	4,000	7,000	26	—	35	61
SONY CORP JPY50	4,000	—	4,800	8,800	140	—	167	307
SQUARE ENIX CO LTD NPV	—	—	100	100	—	—	3	3
STANLEY ELECTRIC JPY50	300	—	300	600	4	—	5	9
SUMISHO COMP SYS JPY50	—	—	1,100	1,100	—	—	23	23
SUMISHO LEASE CO JPY50	—	—	100	100	—	—	4	4
SUMITOMO BAKELITE JPY50	1,000	—	2,000	3,000	6	—	12	18
SUMITOMO CHEMICAL JPY50	6,000	—	6,000	12,000	29	—	29	58
SUMITOMO CORP JPY50	4,000	—	5,000	9,000	30	—	37	67
SUMITOMO ELEC INDS JPY50	3,000	—	3,000	6,000	28	—	28	56

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

SUMITOMO FORESTRY JPY50	—	—	1,000	1,000	—	—	9	9
SUMITOMO HEAVY IND JPY50	3,000	—	2,000	5,000	9	—	6	15
SUMITOMO METAL IND JPY50	11,000	—	18,000	29,000	13	—	22	35
SUMITOMO METAL MNG JPY50	2,000	—	3,000	5,000	14	—	20	34
SUMITOMO MITSUI GR NPV	18	—	23	41	117	—	149	266
SUMITOMO OSAKA CEM JPY50	3,000	—	3,000	6,000	7	—	7	14
SUMITOMO RLTY+DEV JPY50	1,000	—	2,000	3,000	11	—	22	33
SUMITOMO RUBBER JPY50	—	—	2,000	2,000	—	—	17	17
SUMITOMO TRUST+BKG JPY50	5,000	—	6,000	11,000	29	—	35	64
SURUGA BANK JPY50	1,000	—	1,000	2,000	8	—	8	16
SUZUKEN CO LTD JPY50	200	—	100	300	3	—	2	5
SUZUKI MOTOR CORP JPY50	—	—	2,000	2,000	—	—	35	35
T+D HOLDINGS INC NPV	600	—	950	1,550	27	—	42	69
TAIHEIYO CEMENT JPY50	4,000	—	6,000	10,000	9	—	14	23
TAISEI CORP JPY50	4,000	—	3,000	7,000	14	—	11	25
TAISHO PHARM CO JPY50	1,000	—	1,000	2,000	18	—	18	36
TAIYO NIPPON SANSO NPV	1,000	—	1,000	2,000	4	—	5	9
TAIYO YUDEN CO JPY50	—	—	1,000	1,000	—	—	10	10
TAKARA HOLDINGS JPY50	1,000	—	1,000	2,000	6	—	6	12
TAKASHIMAYA CO JPY50	1,000	—	1,000	2,000	9	—	9	18
TAKEDA PHARMACEUTICAL CO LTD JPY50	3,800	—	3,500	7,300	184	—	169	353
TAKEFUJI CORP JPY50	330	—	300	630	21	—	19	40
TANABE SEIYAKU CO JPY50	—	—	1,000	1,000	—	—	9	9
TDK CORP JPY50	500	—	500	1,000	35	—	35	70
TEIJIN JPY50	2,000	—	3,000	5,000	8	—	12	20
TEIKOKU OIL CO JPY50	1,000	—	1,000	2,000	6	—	5	11
TERUMO CORP JPY50	500	—	700	1,200	12	—	17	29
THK CO JPY50	500	—	600	1,100	9	—	10	19

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

TIS INC JPY50	200	—	200	400	7	—	7	14
TOBU RAILWAY CO JPY50	3,000	—	3,000	6,000	11	—	11	22
TODA CORPORATION JPY50	—	—	1,000	1,000	—	—	4	4
TOHO CO JPY500	800	—	600	1,400	11	—	9	20
TOHO GAS CO JPY50	—	—	2,000	2,000	—	—	6	6
TOHOKU ELEC POWER JPY500	1,500	—	1,900	3,400	26	—	32	58
TOKUYAMA CORP JPY50	—	—	1,000	1,000	—	—	5	5
TOKYO ELEC POWER JPY500	5,000	—	5,400	10,400	114	—	122	236
TOKYO ELECTRON JPY50	700	—	700	1,400	38	—	38	76
TOKYO GAS CO JPY50	11,000	—	11,000	22,000	41	—	41	82
TOKYO STEEL MFG JPY50	—	—	500	500	—	—	8	8
TOKYO STYLE CO JPY50	—	—	1,000	1,000	—	—	11	11
TOKYO TATEMONO CO JPY50	—	—	1,000	1,000	—	—	6	6
TOKYU CORP JPY50	3,000	—	4,000	7,000	14	—	18	32
TOKYU LAND CORP JPY50	2,000	—	1,000	3,000	6	—	3	9
TOMEN CORPORATION JPY50	—	—	3,000	3,000	—	—	4	4
TONEN GEN SEKIYU JPY50	1,000	—	2,000	3,000	9	—	17	26
TOPPAN FORMS JPY50	—	—	100	100	—	—	1	1
TOPPAN PRINTING CO JPY50	2,000	—	3,000	5,000	19	—	29	48
TORAY INDS INC JPY50	5,000	—	5,000	10,000	23	—	23	46
TOSHIBA CORP JPY50	12,000	—	12,000	24,000	49	—	48	97
TOSOH CORP JPY50	3,000	—	2,000	5,000	13	—	8	21
TOTO JPY50	1,000	—	1,000	2,000	9	—	9	18
TOYO SEIKAN KAISHA JPY50	1,000	—	1,000	2,000	16	—	16	32
TOYOBO CO JPY50	3,000	—	3,000	6,000	6	—	7	13
TOYODA GOSEI JPY50	100	—	1,100	1,200	1	—	21	22
TOYOTA INDUSTRIES JPY50	600	—	600	1,200	13	—	14	27
TOYOTA MOTOR CORP JPY50	12,500	—	14,200	26,700	488	—	553	1,041

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

TOYOTA TSUSHO CORP JPY50	—	—	1,000	1,000	—	—	13	13
TREND MICRO INC JPY50	500	—	500	1,000	24	—	24	48
TV ASAHI CORP NPV	—	—	1	1	—	—	2	2
UBE INDUSTRIES JPY50	4,000	—	3,000	7,000	6	—	4	10
UFJ HLDGS JPY50000	15	—	20	35	70	—	93	163
UFJ TSUBASA SECS JPY50	—	—	2,000	2,000	—	—	7	7
ULVACINC NPV	—	—	100	100	—	—	2	2
UNI CHARM CORP JPY50	200	—	200	400	10	—	10	20
UNY CO JPY50	1,000	—	1,000	2,000	10	—	10	20
USHIO INC JPY50	—	—	1,000	1,000	—	—	17	17
USS JPY50	100	—	120	220	7	—	10	17
WACOAL CORP JPY50	—	—	1,000	1,000	—	—	11	11
WEST JAPAN RAILWAY JPY50000	7	—	8	15	28	—	32	60
WORLD CO JPY50	200	—	100	300	6	—	3	9
YAHOO JAPAN CORP JPY50000	4	—	7	11	18	—	32	50
YAHOO JAPAN CORP NPV DFD SETTLEMENT	—	—	5	5	—	—	22	22
YAKULT HONSHA CO JPY50	1,000	—	1,000	2,000	16	—	16	32
YAMADA DENKI CO JPY50	300	—	400	700	10	—	14	24
YAMAGUCHI BANK JPY50	—	—	1,000	1,000	—	—	10	10
YAMAHA CORP JPY50	600	—	700	1,300	9	—	11	20
YAMAHA MOTOR CO JPY50	1,000	—	1,000	2,000	14	—	15	29
YAMANOUCHI PHARM JPY50	1,200	—	1,900	3,100	44	—	70	114
YAMATO TRANSPORT JPY50	2,000	—	2,000	4,000	27	—	27	54
YAMAZAKI BAKING CO JPY50	1,000	—	2,000	3,000	8	—	18	26
YASKAWA ELEC CORP JPY50	—	—	1,000	1,000	—	—	5	5
YOKOGAWA ELECTRIC JPY50	1,000	—	1,000	2,000	12	—	13	25
YOKOHAMA RUBBER CO JPY50	—	—	1,000	1,000	—	—	4	4
YOSHINOYA D+C CO JPY5000	—	—	1	1	—	—	2	2

								17,432

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

LUXEMBOURG
COMMON STOCK
ARCELOR NPV	—	998	2,501	3,499	—	19	47	66
RTL GROUP NPV	—	—	161	161	—	—	11	11
SES GLOBAL FDR EACH REP 1 A NPV	—	—	893	893	—	—	9	9

								86

NETHERLANDS
COMMON STOCK
ABN AMRO HLDGS NV EUR0.56	—	3,100	8,641	11,741	—	74	207	281
AEGON NV EUR0.12	—	2,203	8,021	10,224	—	24	88	112
AHOLD (KON )NV EUR0.25	—	3,821	8,369	12,190	—	27	58	85
AKZO NOBEL NV EUR2	—	339	1,508	1,847	—	13	57	70
ASML HOLDING NV EUR0.02	—	1,763	2,547	4,310	—	25	36	61
CORIO NV EUR10	—	121	274	395	—	6	14	20
DSM NV EUR3	—	101	429	530	—	6	23	29
EADS(EURO AERO DEF EUR1	—	354	1,704	2,058	—	10	49	59
EURONEXT EUR1	—	186	657	843	—	5	19	24
HEINEKEN HOLDING EUR1.6 A	—	—	513	513	—	—	14	14
HEINEKEN NV EUR1.60	—	377	1,440	1,817	—	12	45	57
IHC CALAND NV NTFL2	—	103	—	103	—	6	—	6
ING GROEP NV CVA EUR0.24	—	3,557	11,406	14,963	—	94	302	396
JAMES HARDIE INDS NPV (CHESS FOREIGN UNITS)	2,015	—	2,570	4,585	10	—	12	22
KON KPN NV EUR0.24	—	3,452	13,393	16,845	—	28	107	135
NUMICO (KON) NV EUR0.25	—	186	877	1,063	—	6	30	36
OCE NV	—	98	—	98	—	1	—	1

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

PHILIPS ELEC(KON) EUR0.20	—	2,608	6,911	9,519	—	62	163	225
QIAGEN NV	—	353	—	353	—	4	—	4
RANDSTAD HLDGS NV EUR0.10	—	—	470	470	—	—	16	16
REED ELSEVIER NV EUR0.06	—	1,745	3,935	5,680	—	23	52	75
RODAMCO EUROPE EUR8	—	204	396	600	—	14	27	41
ROYAL DUTCH PETROL EUR0.56(BR)	—	4,332	11,075	15,407	—	236	601	837
STMICROELECTRONICS EUR1.04	—	—	3,625	3,625	—	—	67	67
TPG NV EUR0.48	—	419	2,450	2,869	—	10	59	69
UNILEVER NV CVA NLG1.12	—	1,131	3,015	4,146	—	66	175	241
VEDIOR CVA	—	111	—	111	—	2	—	2
VNU NV EUR0.20	—	278	1,332	1,610	—	8	36	44
WERELDHAVE NV	—	61	—	61	—	5	—	5
WOLTERS KLUWER CVA EUR0.12	—	338	1,579	1,917	—	6	29	35

								3,069

NEW ZEALAND
COMMON STOCK
AIR NEW ZEALAND NPV	—	—	395	395	—	—	—	—
AUCKLAND INTL AIRPORT LTD NPV	1,077	—	892	1,969	5	—	4	9
BRISCOE GROUP NPV	—	—	95	95	—	—	—	—
CARTER HOLT HARVEY NPV	7,805	—	3,779	11,584	11	—	6	17
CONTACT ENERGY NPV	3,649	—	1,048	4,697	15	—	4	19
FISHER + PAYKEL AP NPV	1,850	—	1,226	3,076	5	—	3	8
FISHER + PAYKEL HEALTHCARE CORNPV	2,940	—	985	3,925	6	—	2	8
FLETCHER BUILDING NPV	1,911	—	1,900	3,811	7	—	7	14
INDEPENDENT NEWS NPV	—	—	3,598	3,598	—	—	12	12
INFRATIL LTD NPV	—	—	1,016	1,016	—	—	2	2
INFRATIL LTD WTS EXP 10JUL09	—	—	203	203	—	—	—	—

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

KIWI INC PROP TST ORD UNITS NPV	—	—	6,039	6,039	—	—	5	5
NGC HOLDINGS NPV	—	—	1,302	1,302	—	—	3	3
NUFARM NPV(AUST LISTING)	—	—	890	890	—	—	5	5
PORT OF TAURANGA NPV	—	—	94	94	—	—	—	—
PORTS OF AUCKLAND NPV	—	—	30	30	—	—	—	—
SANFORD NPV	—	—	733	733	—	—	2	2
SKY CITY ENTERTAINMENT LTD NPV	1,706	—	2,054	3,760	5	—	6	11
SKY NETWORK TELE L NPV	—	—	136	136	—	—	1	1
TELECOM CORP OF NZ NPV (NZ LISTING)	6,954	—	9,865	16,819	28	—	39	67
TOWER LIMITED	—	—	2,200	2,200	—	—	4	4
WAREHOUSE GROUP NPV	—	—	1,391	1,391	—	—	4	4
WESTPAC TRUST INV NPV	—	—	165	165	—	—	2	2

								193

PREFERRED STOCK
TENON LIMITED PRF NPV	—	—	877	877	—	—	1	1

								1

NORWAY
COMMON STOCK
DNB NOR ASA NOK10	—	2,172	5,147	7,319	—	18	43	61
NORSK HYDRO AS NOK20	—	183	1,050	1,233	—	14	77	91
NORSKE SKOGSINDUST ORD A NOK10	—	244	684	928	—	4	12	16
ORKLA ASA NOK6.25	—	256	1,095	1,351	—	7	31	38
SCHIBSTED AS	—	584	—	584	—	13	—	13
STATOIL ASA NOK2.50	—	546	2,297	2,843	—	8	33	41
STOREBRAND ASA A NOK5	—	190	1,817	2,007	—	1	14	15
TANDBERG ASA	—	153	—	153	—	1	—	1

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

TELENOR AS ORD NOK6	—	2,290	4,601	6,891	—	18	37	55
YARA INTERNATIONAL NOK1.70	—	183	1,152	1,335	—	2	12	14

								347

PORTUGAL
COMMON STOCK
BANCO BPI SA EUR1 REGD	—	1,252	2,741	3,993	—	5	11	16
BCO COM PORTUGUES EUR1(REGD)	—	2,393	12,766	15,159	—	6	30	36
BCO ESPIR SANTO PTES1000(REGD)	—	842	374	1,216	—	14	6	20
BRISA AUTO ESTRADA EUR1 PRIV	—	337	2,239	2,576	—	3	18	21
CIMPOR CIMENTOS DE EUR1(REGD)	—	2,790	907	3,697	—	15	5	20
EDP ENERGIAS PORTUGAL EUR1 (REGD)	—	2,244	11,555	13,799	—	7	34	41
JERONIMO MARTINS	—	36	—	36	5	—	—	5
PORTUGAL TCOM SGPS EUR1(REGD)	—	1,173	6,621	7,794	—	13	75	88
PT MULTIMEDIA SGPS EUR0.5(REGD)	—	—	255	255	—	—	6	6
SONAE INVESTIMENTOS	—	1,246	—	1,246	—	2	—	2

								254

SINGAPORE
COMMON STOCK
ALLGREEN PROPERTIE SGD0.50	—	—	1,000	1,000	—	—	1	1
CAPITACOMMERCIAL NPV (REIT)	—	—	400	400	—	—	—	—
CAPITALAND SGD1	3,000	—	4,000	7,000	3	—	4	7
CAPITAMALL TRUST SGD1 UNITS	—	—	4,000	4,000	—	—	4	4
CHARTERED SEMI CONDUCTORS SGD0.26	22,000	—	3,000	25,000	14	—	2	16
CHINA AVIATION OIL (SINGAPORE)SGD0.05	—	—	1,400	1,400	—	—	1	1
CITY DEVELOPMENT WARRANTS	400	—	—	400	—	—	—	—
CITY DEVELOPMENTS SGD 0.50	4,000	—	3,000	7,000	15	—	11	26

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

COMFORTDELGRO CORP SGD0.25	8,000	—	10,012	18,012	7	—	9	16
CREATIVE TECHNOLOGY ORD SGD0.25	—	—	350	350	—	—	4	4
DATACRAFT ASIA SGD0.10	—	—	3,000	3,000	—	—	2	2
DBS GROUP HLDGS SGD1	4,000	—	6,000	10,000	38	—	56	94
ELEC + ELTEK INTL SGD0.80	—	—	1,400	1,400	—	—	4	4
FORTUNE R/EST INV NPV (REIT)	—	—	2,000	2,000	—	—	2	2
FRASER AND NEAVE LTD SGD1 (POST RECONST)	1,000	—	1,000	2,000	8	—	8	16
HAW PAR CORP LTD SGD1	204	—	1,103	1,307	—	—	3	3
HONG LEONG SINGAPORE SGD1	—	—	1,000	1,000	—	—	2	2
JARDINE CYCLE + CARRIAGE LTD SGD1	—	—	1,000	1,000	—	—	5	5
KEPPEL CORP SGD0.50	4,000	—	4,000	8,000	20	—	19	39
MOBILEONE ORD SGD0.20	—	—	5,000	5,000	—	—	5	5
NATSTEEL LTD SGD0.50	—	—	4,000	4,000	—	—	5	5
NEPTUNE ORIENT LNS SGD1	—	—	3,000	3,000	—	—	5	5
O/SEAS CHINESE BK SGD1	4,000	—	5,000	9,000	33	—	41	74
PACIFIC CENTURY SDG0.10	—	—	3,600	3,600	—	—	1	1
PARKWAY HLDGS SGD0.50	—	—	2,000	2,000	—	—	2	2
SEMBCORP INDUSTRIE SGD0.25	6,000	—	3,000	9,000	6	—	3	9
SEMBCORP LOGISTICS SGD0.25	1,000	—	2,000	3,000	—	—	3	3
SEMBCORP MARINE SGD0.10	—	—	7,000	7,000	—	—	4	4
SINGAPORE AIRLINES SGD0.50(1000 BOARD LOT)	2,000	—	3,000	5,000	13	—	19	32
SINGAPORE EXCHANGE SGD0.01	5,000	—	4,000	9,000	5	—	4	9
SINGAPORE LAND SGD1	—	—	1,000	1,000	—	—	3	3
SINGAPORE POST SGD0.05	11,000	—	6,000	17,000	6	—	3	9
SINGAPORE PRESS HD SGD0.20	4,250	—	8,500	12,750	12	—	24	36
SINGAPORE TECH ENG SGD0.10	5,000	—	6,000	11,000	7	—	8	15
SINGAPORE TELECOM SGD0.15 (CHESS UNIT FOR)	—	—	1,237	1,237	—	—	2	2
SINGAPORE TELECOMM SGD0.15	21,358	—	33,642	55,000	31	—	49	80

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

SMRT CORPORATION ORD SGD0.10	—	—	2,000	2,000	—	—	1	1
STATS CHIPPAC LTD SGD0.25	15,000	—	4,000	19,000	9	—	2	11
UNITED O/SEAS BANK SGD1	5,000	—	6,520	11,520	41	—	53	94
UTD INDUSTRIAL CP SGD1	—	—	5,000	5,000	—	—	3	3
UTD O/S LAND	—	—	2,000	2,000	—	—	3	3
VENTURE CORP LTD SGD0.25	1,000	—	1,000	2,000	9	—	10	19
WANT WANT HOLDINGS USD0.10	—	—	8,000	8,000	—	—	8	8
WING TAI HOLDINGS SGD 0.25	—	—	1,000	1,000	—	—	1	1

								676

SPAIN
COMMON STOCK
ABERTIS INFRAESTRUCTURAS SA EUR3	—	1,119	1,951	3,070	—	21	36	57
ABERTIS INFRAESTRUCTURAS SA SHS A	—	—	85	85	—	—	2	2
ACCIONA S A UER1	—	193	136	329	—	14	10	24
ACERINOX S.A. ORD SHS EUR.25	—	944	1,387	2,331	—	13	19	32
ACS ACTIVIDADES CO EURO.5	—	708	1,876	2,584	—	14	36	50
AGUAS DE BARCELONA	—	970	—	970	—	17	—	17
ALTADIS SA EUR0.6 (REGD)	—	362	1,533	1,895	—	13	56	69
AMADEUS GLOBAL TRAVEL SER A EUR0.01	—	1,387	1,866	3,253	—	11	15	26
ANTENA 3 TV EUR3	—	20	104	124	—	1	7	8
BANKINTER SA EUR1.5(REGD)	—	—	397	397	—	—	18	18
BBVA (BILB VIZ ARG) EUR0.49	—	6,698	17,806	24,504	—	105	279	384
BCC DE SABADELL EUR0.5	—	—	1,617	1,617	—	—	35	35
BCO POPULAR ESP EUR0.5	—	300	1,062	1,362	—	17	60	77
BCO SANT CENT HISP EURO.50(REGD)	—	8,923	24,657	33,580	—	100	275	375
CIA ESP PETROLEOS EUR1	—	—	347	347	—	—	13	13
CORP FINANC ALBA EUR1	—	—	159	159	—	—	5	5

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

CORP MAPFRE SA EUR0.5	—	—	560	560	—	—	7	7
ENDESA S.A. EUR1.2	—	1,981	5,572	7,553	—	40	113	153
FOM CONST Y CONTRA EUR1	—	337	281	618	—	13	11	24
GAMESA CORP TECNO EUR0.17	—	—	570	570	—	—	8	8
GAS NATURAL SDG EUR1	—	169	1,168	1,337	—	5	32	37
GESTEVIS TELECINO EUR0.5	—	—	520	520	—	—	10	10
GRUPO FERROVIAL SA ORD NPV	—	—	360	360	—	—	16	16
IBERDROLA SA EUR3	—	1,755	4,756	6,511	—	39	104	143
IBERIA	—	1,446	—	1,446	—	4	—	4
INDITEX EUR0.15	—	960	1,280	2,240	—	24	33	57
INDRA SISTEMAS SA	—	360	—	360	—	5	—	5
PROMOTORA DE INFOR EUR0.10	—	95	410	505	—	2	8	10
REPSOL YPF SA EUR1	—	1,904	6,436	8,340	—	41	139	180
SACYR VALLEHERMOSO SA EUR1	—	298	703	1,001	—	5	11	16
SOGECABLE ORD SHS EUR2	—	—	497	497	—	—	20	20
TELEFONICA PUBLIC INFO	—	207	—	207	—	2	—	2
TELEFONICA SA EUR 1	—	9,077	26,022	35,099	—	150	429	579
TERRA NETWORKS SA EUR2	—	—	1,811	1,811	—	—	7	7
UNION FENOSA EUR3	—	247	1,608	1,855	—	6	39	45
ZARDOYA OTIS EUR0.1	—	—	460	460	—	—	10	10

								2,526

SWEDEN
COMMON STOCK
AINAX AB SEK10	—	84	122	206	—	1	4	5
ASSA ABLOY SEK1 SER B	—	367	1,788	2,155	—	5	24	29
ATLAS COPCO AB SER A SEK5.0	—	140	671	811	—	6	28	34
ATLAS COPCO AB SER B SEK5	—	151	244	395	—	6	9	15

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

AXFOOD AB	—	30	—	30	—	1	—	1
CASTELLUM AB	—	51	—	51	—	1	—	1
ELECTROLUX AB SERVB SEK5	—	369	1,493	1,862	—	7	28	35
ENIRO AB	—	568	—	568	—	5	—	5
ERICSSON (LM) TEL SEK1 SER B	—	29,820	81,005	110,825	—	87	235	322
FABEGE AB	—	269	—	269	—	4	—	4
FORENINGSSPARBK SEK20 SER A	—	—	2,088	2,088	—	—	44	44
GAMBRO SER A SEK2	—	585	1,314	1,899	—	7	15	22
GAMBRO SER B SEK2	—	—	455	455	—	—	5	5
GETINGE AB	—	445	—	445	—	5	—	5
HENNES + MAURITZ SEK0.25 SER B	—	992	1,539	2,531	—	29	45	74
HOLMEN AB SEK50 SER B	—	144	302	446	—	4	9	13
INDUSTRIVARDEN AB SER A SEK5	—	—	834	834	—	—	18	18
INDUSTRIVARDEN AB SER C SEK5	—	—	174	174	—	—	3	3
INVESTOR AB SEK6.25 B	—	—	3,103	3,103	—	—	34	34
INVESTOR AB SER 6.25 A	—	—	915	915	—	—	10	10
NORDEA BANK AB ORD EUR0.39632	—	5,227	15,369	20,596	—	45	133	178
OMHEX AB	—	972	—	972	—	12	—	12
SANDVIK AB SEK6	—	274	1,388	1,662	—	10	52	62
SAS AB	—	92	—	92	—	1	—	1
SCANIA AB SEK10 SER B	—	—	527	527	—	—	19	19
SECURITAS SER B SEK1	—	369	1,787	2,156	—	5	24	29
SKAND ENSKILDA BKN SER A SEK10	—	1,673	3,556	5,229	—	28	59	87
SKANDIA FORSAKRING SEK1	—	824	5,377	6,201	—	3	20	23
SKANSKA AB SER B SEK3	—	477	2,045	2,522	—	5	22	27
SKF AB SER A SEK12.50 FREE	—	—	101	101	—	—	4	4
SKF AB SER B SEK 12.50	—	166	496	662	—	6	19	25
SSAB(SVENSKT STAL) SEK25 SER A	—	—	292	292	—	—	6	6

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

SSAB(SVENSKT STAL) SEK25 SER B	—	282	203	485	—	5	4	9
SVENSKA CELLULOSA SER B SEK10 FREE	—	237	1,027	1,264	—	9	38	47
SVENSKA HANDELSBANKEN SERIES APV SEK4.15	—	1,189	3,427	4,616	—	26	74	100
SWEDISH MATCH SEK2.4	—	601	1,791	2,392	—	7	20	27
TELE2 AB SEK5 SER B	—	117	710	827	—	4	24	28
TELIASONERA AB SEK3.2	—	4,040	6,066	10,106	—	22	32	54
TELIASONERA AB SEK3.2	—	—	1,303	1,303	—	—	7	7
TRELLEBORG AB B SHARES	—	266	—	266	—	4	—	4
VOLVO AB SEK6 SER A	—	416	645	1,061	—	15	24	39
VOLVO(AB) SEK6 SER B	—	283	1,676	1,959	—	11	63	74

								1,541

SWITZERLAND
COMMON STOCK
ABB LTD CHF2.50(REGD)	—	2,827	10,745	13,572	—	16	62	78
ADECCO SA CHF1(REGD)	—	506	731	1,237	—	24	35	59
BALOISE HLDGS CHF0.1 REGD	—	—	291	291	—	—	12	12
CIBA SPECIALTY CHE CHF6 (REGD)	—	82	380	462	—	6	26	32
CLARIANT CHF5(REGD)	—	1,322	1,209	2,531	—	18	16	34
CONVERIUM HLDGS CHF5	—	—	751	751	—	—	6	6
CREDIT SUISSE GRP CHF3 (REGD)	—	2,249	6,154	8,403	—	77	210	287
GEBERIT, REGISTERED	—	10	—	10	—	7	—	7
GIVAUDAN AG CHF10	—	25	44	69	—	16	27	43
HOLCIM CHF2(REGD)	—	382	909	1,291	—	20	49	69
JULIUS BAER HLDG CHF0.5	—	—	41	41	—	—	11	11
KUDELSKI SA—BEARER	—	41	—	41	—	1	—	1
KUEHNE + NAGEL AG CHF5(REGD)	—	—	34	34	—	—	6	6
LOGITECH INTERNATIONAL	—	54	—	54	—	3	—	3

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

LONZA GROUP AG CHF1 REGD	—	99	250	349	—	5	12	17
NESTLE SA CHF1 (REGD)	—	821	2,078	2,899	—	195	491	686
NOBEL BIOCARE AG CHF2.00 (BR)	—	—	133	133	—	—	22	22
NOVARTIS AG CHF0.50 REGD	—	4,951	14,883	19,834	—	237	709	946
PARGESA HLDGS SA CHF1000 (BR)	—	—	11	11	—	—	35	35
RICHEMONT (CIE FIN) A CHF1 (BR) EQUITY UNIT	—	1,251	2,747	3,998	—	36	78	114
ROCHE HLDGS AG CHF1	—	134	115	249	—	16	14	30
ROCHE HOLDINGS AG GENUSSCHEINE NPV	—	1,296	3,668	4,964	—	133	375	508
SCHINDLER HLDG AG CHF1.00 REGD POST SUBD	—	18	16	34	—	6	6	12
SERONO SA B CHF25 BR	—	26	30	56	—	16	19	35
SGS SA CHF20(REGD)	—	21	31	52	—	13	20	33
STRAUMANN HLDG CHF0.10(REGD)	—	—	36	36	—	—	7	7
SULZER AG	—	42	—	42	—	14	—	14
SWATCH GROUP CHF 0.45 (REGD)	—	496	455	951	—	14	13	27
SWATCH GROUP CHF2.25(BR)	—	38	194	232	—	5	26	31
SWISS LIFE HOLDING CHF50	—	—	141	141	—	—	18	18
SWISS REINSURANCE CHF0.1	—	561	1,692	2,253	—	35	104	139
SWISSCOM AG CHF1 (REGD)	—	56	136	192	—	20	49	69
SYNGENTA AG CHF8.30(REGD)	—	133	578	711	—	13	55	68
UBS AG CHF.80 (REGD)	—	2,109	6,606	8,715	—	152	476	628
UNAXIS HOLDING AG CH	—	12	—	12	—	1	—	1
ZURICH FIN SVS GRP CHF6.50	—	256	755	1,011	—	37	107	144

								4,232

PREFERRED STOCK
SCHINDLER HLDG AG CHF1.00 PTG CERTS	—	—	20	20	—	—	6	6

								6

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

THAILAND
COMMON STOCK
TOTAL ACCESS COMMU THB10(SING QUOTE)	—	—	400	400	—	—	1	1

								1

UNITED KINGDOM
COMMON STOCK
3I GROUP ORD GBP0.50	—	741	3,226	3,967	—	8	34	42
ABBEY NATIONAL ORD GBP0.10	—	—	7,787	7,787	—	—	90	90
AEGIS GROUP ORD GBP0.05	—	2,466	6,766	9,232	—	5	13	18
ALLIANCE AND LEI PLC ORD GBP0.50	—	—	2,412	2,412	—	—	38	38
ALLIANCE TRUST ORD GBP0.25	—	—	186	186	—	—	9	9
ALLIANCE UNICHEM ORD GBP0.10	—	1,206	1,408	2,614	—	15	17	32
ALLIED DOMECQ ORD GBP0.25	—	—	5,830	5,830	—	—	52	52
AMEC PLC	—	938	—	938	—	5	—	5
AMVESCAP ORD GBP0.25	—	842	4,254	5,096	—	5	23	28
ANGLO AMERICAN PLC USD0.50	—	—	7,614	7,614	—	—	167	167
ANTOFAGASTA HLDGS ORD GBP0.05	—	—	442	442	—	—	8	8
ARM HOLDINGS PLC	—	1,271	—	1,271	—	2	—	2
ASSOC BRIT PORTS ORD GBP0.25	—	591	1,742	2,333	—	5	15	20
ASSOCIATED BRITISH FOODS PLC ORD GBP	—	—	2,097	2,097	—	—	27	27
ASTRAZENECA ORD USD0.25	—	3,389	8,755	12,144	—	139	359	498
AVIVA PLC ORD GBP0.25	—	4,693	11,550	16,243	—	47	115	162
AWG ORD GBP0.1990049	—	—	776	776	—	—	10	10
BAA ORD GBP 1	—	2,227	5,593	7,820	—	23	59	82
BAE SYSTEMS ORD GBP0.025	—	7,864	16,008	23,872	—	34	70	104
BARCLAYS ORD GBP0.25	—	12,583	34,074	46,657	—	123	333	456
BARRATT DEVELOPMENT PLC	—	476	—	476	—	4	—	4

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

BBA GROUP ORD GBP0.25	—	973	2,423	3,396	—	5	12	17
BERKELEY GROUP HOLDINGS	—	284	—	284	—	6	—	6
BG GROUP ORD GBP0.10	—	7,346	18,001	25,347	—	48	117	165
BHP BILLITON PLC ORD USD0.5	—	5,132	12,997	18,129	—	52	132	184
BICC PLC	—	1,042	—	1,042	—	5	—	5
BOC GROUP ORD GBP0.25	—	620	2,619	3,239	—	10	42	52
BOOTS GROUP ORD GBP0.25	—	1,030	4,018	5,048	—	12	49	61
BP PLC ORD USDO.25	—	45,396	114,587	159,983	—	440	1,109	1,549
BPB ORD GBP0.50	—	887	2,610	3,497	—	7	20	27
BRADFORD + BINGLEY ORD GBP0.25	—	—	3,409	3,409	—	—	17	17
BRAMBLES INDUSTRIE ORD GBP0.05	—	908	3,817	4,725	—	4	18	22
BRIT AMER TOBACCO ORD GBP0.25	—	3,187	8,547	11,734	—	48	129	177
BRITISH AIRWAYS ORD GBP0.25	—	—	2,898	2,898	—	—	11	11
BRITISH LAND CO ORD GBP0.25	—	617	2,592	3,209	—	8	35	43
BRITISH SKY BROADCAST ORD GBP0.50	—	2,919	7,651	10,570	—	27	71	98
BT GROUP ORD GBP0.05	—	18,674	45,155	63,829	—	64	154	218
BUNZL ORD GBP0.25	—	582	2,398	2,980	—	4	18	22
BURBERRY GROUP ORD GBP.0005	—	—	810	810	—	—	6	6
CABLE + WIRELESS ORD GBP0.25	—	2,734	12,528	15,262	—	5	24	29
CADBURY SCHWEPPES ORD GBP0.125	—	4,414	10,851	15,265	—	37	90	127
CAIRN ENERGY PLC ORD GBP0.10	—	—	841	841	—	—	23	23
CAPITA GROUP ORD GBP0.02	—	592	3,510	4,102	—	4	23	27
CARNIVAL PLC ORD USD1.66	—	208	1,108	1,316	—	11	59	70
CATTLES PLC	—	767	—	767	—	5	—	5
CENTRICA ORD GBP0.0617284	—	8,280	20,303	28,583	—	37	90	127
CENTRO PROPS GROUP NPV	—	—	3,690	3,690	—	—	13	13
CLOSE BROTHERS GROUP PLC	—	302	—	302	—	4	—	4
COBHAM PLC ORD GBP0.25	—	217	586	803	—	6	15	21

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

COMPASS GROUP ORD GBP0.10	—	5,227	11,334	16,561	—	22	47	69
CORUS GROUP ORD GBP0.10	—	6,800	23,353	30,153	—	6	21	27
DAILY MAIL + GEN TST A NON VTG GBP0.125	—	380	1,511	1,891	—	5	20	25
DAVIS SERVICE GROUP PLC	—	673	—	673	—	4	—	4
DE LA RUE	—	2,236	—	2,236	—	13	—	13
DIAGEO ORD GBX28.935185	—	5,930	15,732	21,662	—	79	210	289
DIXONS GROUP ORD GBP0.025	—	2,426	10,223	12,649	—	8	32	40
ELECTROCOMPONENTS ORD GBP0.10	—	783	2,335	3,118	—	4	12	16
EMAP ORD GBP0.25	—	319	1,352	1,671	—	5	20	25
EMI GROUP ORD GBP0.14	—	1,419	4,207	5,626	—	6	16	22
ENTERPRISE INNS ORD GBP0.05	—	611	1,844	2,455	—	7	21	28
EXEL ORD GBX27.777777	—	371	1,690	2,061	—	5	22	27
Firstgroup Plc	—	1,032	—	1,032	—	5	—	5
FOR+COL INV TST ORD GBP0.25	—	—	5,403	5,403	—	—	18	18
FRIENDS PROVIDENT ORD GBP0.10	—	2,039	10,301	12,340	—	5	26	31
GALLAHER GROUP ORD GBP0.10	—	—	3,435	3,435	—	—	43	43
GKN ORD GBP0.50	—	908	3,961	4,869	—	4	16	20
GLAXOSMITHKLINE ORD GBP0.25	—	12,291	31,027	43,318	—	259	653	912
GREAT PORTLAND ESTATES	—	162	—	162	—	1	—	1
GROUP 4 SECURICOR ORD GBP0.25	—	—	7,533	7,533	—	—	16	16
GUS PLC ORD GBP0.25	—	2,305	5,297	7,602	—	38	87	125
HAMMERSON PLC ORD GBP0.25	—	497	1,534	2,031	—	7	21	28
HANSON ORD GBP0.10	—	919	3,876	4,795	—	7	29	36
HAYS ORD GBP0.01	—	2,078	9,577	11,655	—	5	23	28
HBOS ORD GBP0.25	—	7,459	20,474	27,933	—	100	274	374
HHG ORD GBP0.10	—	—	14,619	14,619	—	—	12	12
HILL (WILLIAM) ORD GBP0.10	—	759	2,144	2,903	—	7	19	26
HILTON GROUP ORD GBP0.10	—	4,976	8,305	13,281	—	24	39	63

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

HSBC HLDGS ORD USD0.50(UK REG)	—	22,909	58,634	81,543	—	370	946	1,316
ICAP ORD GBP0.10	—	—	2,429	2,429	—	—	10	10
IMI	—	758	—	758	—	5	—	5
IMPERIAL CHEM INDS ORD GBP1	—	1,485	6,262	7,747	—	6	24	30
IMPERIAL TOBACCO ORD GBP0.10	—	1,609	3,844	5,453	—	38	90	128
INTERCONTINENTAL H ORD GBP1	—	915	3,726	4,641	—	11	46	57
INTERNATIONAL POWER ORD GBP0.50	—	4,356	7,830	12,186	—	13	23	36
INVENSYS ORD GBP0.01	—	4,362	33,576	37,938	—	1	9	10
ITV CNV ORD ORD GBP0.10	—	—	370	370	—	—	—	—
ITV ORD GBP0.10	—	7,766	21,450	29,216	—	15	42	57
JARDINE LLOYD THOM ORD GBP0.05	—	—	813	813	—	—	7	7
JOHNSON MATTHEY ORD GBP1.00	—	273	1,157	1,430	—	5	20	25
JOHNSTON PRESS ORD GBP0.10	—	—	1,500	1,500	—	—	15	15
KELDA GROUP ORD GBX15.55555	—	1,551	1,996	3,547	—	16	20	36
KESA ELECTRICALS ORD GBP0.25	—	651	2,920	3,571	—	3	15	18
KIDDE PLC	—	2,744	—	2,744	—	8	—	8
KINGFISHER ORD GBP0.157142857	—	5,849	12,192	18,041	—	32	68	100
LAND SECS GP ORD GBP.10	—	969	2,448	3,417	—	21	54	75
LEGAL + GENERAL GP ORD GBP0.025	—	13,522	34,136	47,658	—	25	62	87
LIBERTY INTERNATIONAL ORD GBP0.50	—	450	1,700	2,150	—	7	27	34
LLOYDS TSB GROUP ORD GBP0.25	—	11,634	29,324	40,958	—	92	232	324
LOGICA CMG PLC ORD GBP0.10	—	934	4,189	5,123	—	3	14	17
LONMIN ORD USD1	—	—	746	746	—	—	14	14
MAN GROUP ORD USD0.18	—	345	1,621	1,966	—	8	39	47
MARKS + SPENCER GP ORD GBP0.25	—	5,693	10,094	15,787	—	38	66	104
MATALAN ORD GBP0.10	—	—	1,523	1,523	—	—	6	6
MFI FURNITURE PLC	—	1,817	—	1,817	—	3	—	3
MISYS ORD GBP0.01	—	1,193	2,863	4,056	—	5	11	16

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

MITCHELLS + BUTLER ORD GBP0.070833	—	645	2,797	3,442	—	3	15	18
MMO2 ORD GBP0.001	—	—	45,658	45,658	—	—	88	88
MORRISON(W)SUPRMKT ORD GBP0.10	—	—	13,993	13,993	—	—	58	58
NATIONAL GRID TRANSCO PLC ORD GBP0.10	—	6,401	15,876	22,277	—	56	138	194
NEXT GROUP ORD GBP0.10	—	351	1,392	1,743	—	11	43	54
NORTHERN ROCK ORD GBP0.25	—	—	2,219	2,219	—	—	30	30
OLD MUTUAL GBP0.10	—	—	20,203	20,203	—	—	43	43
P + O DFD ORD GBP1.00	—	1,326	3,889	5,215	—	7	19	26
PEARSON ORD GBP0.25	—	999	4,197	5,196	—	11	46	57
PERSIMMON ORD GBP0.10	—	1,095	1,516	2,611	—	12	17	29
PILKINGTON PLC	—	2,730	—	2,730	—	4	—	4
PREMIER FARNELL ORD GBP0.05	—	—	1,971	1,971	—	—	7	7
PROVIDENT FINL ORD GBX10.363636	—	458	1,412	1,870	—	5	15	20
PRUDENTIAL PLC NEW ORD GBP0.05 NIL PAID	—	—	1,613	1,613	—	—	3	3
PRUDENTIAL PLC ORD GBP0.05	—	3,272	12,073	15,345	—	24	89	113
RANK GROUP ORD GBP0.10	—	2,251	3,206	5,457	—	12	17	29
RECKITT BENCKISER PLC ORD GBP0.105263	—	1,347	3,667	5,014	—	37	101	138
REED ELSEVIER PLC ORD GBP0.125	—	3,172	6,648	9,820	—	28	59	87
RENTOKIL INITIAL ORD GBP0.01	—	2,320	9,549	11,869	—	7	27	34
REUTERS GROUP ORD GBP0.25	—	1,786	7,509	9,295	—	12	51	63
REXAM ORD	—	1,506	2,884	4,390	—	12	23	35
RIO TINTO ORD GBP0.10(REGD)	—	2,219	5,466	7,685	—	58	143	201
RMC GROUP ORD GBP0.25	—	477	1,407	1,884	—	7	22	29
ROLLS ROYCE GROUP B SHS	—	148,385	273,193	421,578	—	0	1	1
ROLLS ROYCE GROUP ORD GBP0.20	—	1,814	8,879	10,693	—	9	42	51
ROYAL BK SCOT GRP ORD GBP0.25	—	6,197	16,464	22,661	—	183	485	668
ROYAL+SUN ALLIANCE ORD GBP0.275	—	1,424	15,987	17,411	—	2	22	24
SABMILLER PLC ORD USD0.10	—	1,664	5,268	6,932	—	24	76	100

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

SAGE GROUP ORD GBP0.01	—	1,510	6,749	8,259	—	5	23	28
SAINSBURY(J) ORD GBP0.28571428 (POST REC	—	1,584	6,689	8,273	—	8	32	40
SCHRODERS NEW NON VTG ORD GBP1.0	—	—	434	434	—	—	5	5
SCHRODERS NEW ORD GBP1.0	—	388	868	1,256	—	5	10	15
SCOT + NEWCASTLE ORD GBP0.20	—	1,000	4,692	5,692	—	7	35	42
SCOT + SOUTHERN EN ORD GBP0.50	—	1,783	4,507	6,290	—	27	69	96
SCOTTISH MORTGAGE INV TRUST ORD GBP0.25	—	—	2,117	2,117	—	—	12	12—
SCOTTISH POWER ORD GBP0.50	—	4,461	9,748	14,209	—	36	79	115
SERCO GROUP PLC	—	1,299	—	1,299	—	5	—	5
SEVERN TRENT ORD 65 5/19 GBP	—	429	1,805	2,234	—	7	30	37
SHELL TRNSPT+TRDG ORD GBP0.25(REGD)	—	20,081	50,773	70,854	—	158	399	557
SHIRE PHARMA GROUP ORD GBP0.05	—	—	2,510	2,510	—	—	24	24
SIGNET GROUP ORD GBP0.005	—	5,727	9,213	14,940	—	11	18	29
SLOUGH ESTATES ORD GBP0.25	—	754	2,200	2,954	—	6	18	24
SMITH + NEPHEW ORD GBP0.1222	—	1,158	4,881	6,039	—	10	41	51
SMITH WH ORD GBP0.021605	—	—	1,003	1,003	—	—	6	6
SMITHS GROUP ORD GBP0.25	—	696	2,958	3,654	—	10	40	50
STAGECOACH HLDGS	—	2,514	—	2,514	—	4	—	4
STANDARD CHARTERED ORD USD0.50	—	—	6,160	6,160	—	—	110	110
TATE + LYLE GBP 0.25	—	1,765	2,542	4,307	—	14	20	34
TAYLOR WOODROW	—	1,069	—	1,069	—	5	—	5
TESCO ORD GBP0.05	—	14,816	40,484	55,300	—	78	213	291
TI AUTOMOTIVE A SHS GBP0.0001	—	—	270	270	—	—	—	—
TOMKINS ORD GBP0.05	—	2,334	4,127	6,461	—	11	19	30
TRAVIS PERKINS ORD GBP0.10	—	—	680	680	—	—	17	17
TRINITY MIRROR ORD GBP0.10	—	—	1,547	1,547	—	—	18	18
UNILEVER ORD GBP0.014	—	5,751	14,637	20,388	—	49	123	172
UNITED UTILITIES ORD GBP1	—	580	3,382	3,962	—	6	36	42

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

UTD BUSINESS MEDIA NEW ORD GBP0.25	—	604	2,023	2,627	—	5	18	23
UTD UTILITIES A SHS GBP0.50	—	836	984	1,820	—	6	7	13
VODAFONE GROUP ORD USD0.10	—	139,584	352,165	491,749	—	358	901	1,259
WHITBREAD ORD GBP0.50	—	369	1,558	1,927	—	6	23	29
WIMPEY(GEORGE)	—	689	—	689	—	4	—	4
WITAN INVESTMENT TRUST ORD GBP0.25	—	—	1,844	1,844	—	—	10	10
WOLSELEY ORD GBP0.25	—	720	3,060	3,780	—	13	53	66
WPP GROUP ORD GBP0.10	—	1,468	6,214	7,682	—	15	62	77
XSTRATA COM STK USD0.5	—	—	2,497	2,497	—	—	39	39
YELL GROUP ORD GBP0.01	—	1,967	3,657	5,624	—	13	25	38

								15,510

UNITED STATES
COMMON STOCK
ISHARES INC MSCI AUSTRALIA INDEX FD	—	—	2,900	2,900	—	—	44	44
ISHARES INC MSCI EMU INDEX FD	—	—	3,800	3,800	—	—	250	250
ISHARES INC MSCI HONG KONG INDEX FD	—	—	2,100	2,100	—	—	23	23
ISHARES INC MSCI JAPAN INDEX FD	—	—	16,800	16,800	—	—	166	166
ISHARES INC MSCI SINGAPORE INDEX FD	—	—	1,100	1,100	—	—	7	7
ISHARES INC MSCI SWEDEN INDEX FD	—	—	800	800	—	—	14	14
ISHARES INC MSCI SWITZERLAND INDEXFD	—	—	3,900	3,900	—	—	60	60
ISHARES INC MSCI UNITED KINGDOM INDEX FD	—	—	11,300	11,300	—	—	189	189
ISHARES TR MSCI EAFE INDEX FD	—	—	4,756	4,756	—	—	696	696
SYNTHES INC CHF0.001(POST SUBD)	—	120	220	340	—	13	23	36

								1,485

								70,317

Total Common Stock and Preferred Stock (Cost $63,391)

MONEY MARKET FUNDS 1.8%

TD Waterhouse Asian Pacific Index Fund TD Waterhouse European Index Fund T. Rowe Price International Equity Index Fund Pro Forma Combined Portfolio of Investments October 31, 2004 UNAUDITED

	Par/Shares				Market Value (000’s)

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined 1

TD Waterhouse Asian Pacific Index Fund

TD Waterhouse European Index Fund

TRP International Equity Index Fund

Pro Forma Combined

T. ROWE PRICE RESERVE INVESTMENT FUND, 1.81% #	—	—	1,288,308	1,288,308	—	—	1,288	1,288

Total Money Market Funds (Cost $1,288)								1,288

SECURITIES LENDING COLLATERAL 5.5%
INVESTMENT IN MONEY MARKET POOLED ACCOUNT
MANAGED BY JPM	—	—	3,967,482	3,967,482	—	—	3,967	3,967
Total Securities Lending Collateral (Cost $3,967)
								3,967

Total Investments in Securities

105.0% of Net Assets (Cost $9,473, $9,915, $49,258 and $68,646, respectively)					$ 10,260	$ 11,688	$ 53,624	$ 75,572

[1] All securities conform to the investment program of the T. Rowe Price International Equity Index Fund
# - Seven-day yield

The accompanying notes are an integral part of these pro forma combined financial statements

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

CORPORATE BONDS AND NOTES 21.8%
Abbott Laboratories, 5.63%, 7/1/06	5		5	5		5
Abitibi Consolidated Company of Canada, 6.95%, 12/15/06		100	100		104	104
Ace Ina Holdings, 8.30%, 8/15/06	3		3	3		3
AFLAC, 6.50%, 4/15/09		100	100		110	110
Alabama Power
Series G, 5.38%, 10/1/08	6		6	6		6
5.50%, 10/15/17		100	100		105	105
Albertson’s, Inc., MTN, Series C, 6.63%, 6/1/28	3		3	3		3
Alcan Aluminum, 4.875%, 9/15/12		100	100		102	102
Alcoa
5.375%, 1/15/13		120	120		127	127
6.50%, 6/1/11	12		12	14		14
Allstate
6.125%, 12/15/32		150	150		157	157
6.75%, 5/15/18	3		3	4		4
7.20%, 12/1/09	10		10	12		12
7.50%, 6/15/13	2		2	2		2
7.88%, 5/1/05	5		5	5		5
Alltel
6.50%, 11/1/13	5		5	6		6
7.00%, 3/15/16	11		11	13		13
America Movil, 144A, 4.125%, 3/1/09		100	100		99	99
American Axle & Manufacturing, 5.25%, 2/11/14		150	150		144	144
American General Finance, 5.88%, 12/15/05	30		30	31		31
American General Finance, MTN, Series H, 5.38%, 10/1/12	3		3	3		3
American General, 7.50%, 8/11/10		100	100		117	117
Anadarko Petroleum, 5.38%, 3/1/07	3		3	3		3
Anheuser-Busch, 7.55%, 10/1/30		100	100		127	127
AOL Time Warner, 7.625%, 4/15/31		300	300		354	354
Appalachian Power, 3.60%, 5/15/08		200	200		199	199
Archer-Daniels-Midland, 8.88%, 4/15/11	5		5	6		6

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

Asian Development Bank
2.38%, 3/15/06	3		3	3		3
6.75%, 6/11/07	4		4	4		4
Asian Development Bank, MTN, 4.88%, 2/5/07	7		7	7		7
Associates, 6.88%, 11/15/08	5		5	6		6
AT&T Broadband, 8.375%, 3/15/13		316	316		388	388
AT&T Wireless Services, 7.50%, 5/1/07	10		10	11		11
Atlantic Richfield, 5.90%, 4/15/09		200	200		219	219
Baker Hughes, 6.00%, 2/15/09		150	150		163	163
Banc One, 7.00%, 7/15/05		100	100		103	103
Bank of America
3.25%, 8/15/08		250	250		248	248
3.375%, 2/17/09		250	250		247	247
4.75%, 10/15/06	10		10	10		10
4.875%, 9/15/12		100	100		103	103
6.38%, 2/15/08	10		10	11		11
6.63%, 10/15/07	10		10	11		11
6.75%, 9/15/05	10		10	10		10
7.25%, 10/15/25	10		10	12		12
7.40%, 1/15/11	10	100	110	12	117	129
Bank One
3.70%, 1/15/08		100	100		101	101
5.50%, 3/26/07		50	50		53	53
6.88%, 8/1/06	5		5	5		5
7.13%, 5/15/07	8		8	9		9
7.60%, 5/1/07	8		8	9		9
7.63%, 10/15/26	4		4	5		5
8.00%, 4/29/27	4		4	5		5
BB&T
4.75%, 10/1/12		95	95		96	96
5.25%, 11/1/19		200	200		199	199
Bear Stearns
2.88%, 7/2/08	8		8	8		8
4.50%, 10/28/10		200	200		204	204
Bellsouth Capital Funding, 7.875%, 2/15/30		100	100		123	123

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

BellSouth, 6.88%, 10/15/31	21		21	23		23
BellSouth Telecommunications
6.38%, 6/1/28	5		5	5		5
6.75%, 10/15/33	14		14	15		15
Belo, 7.125%, 6/1/07		150	150		163	163
Best Foods, MTN, Series F, 6.63%, 4/15/28	5		5	6		6
Black Hills, 6.50%, 5/15/13		50	50		52	52
Boeing Capital, 6.10%, 3/1/11		50	50		55	55
Boeing, 6.125%, 2/15/33		50	50		53	53
Boston Edison, 4.875%, 4/15/14		100	100		102	102
Bottling Group, 4.625%, 11/15/12		100	100		102	102
BP Co. North America, 6.50%, 8/1/07	4		4	4		4
Bristol-Myers Squibb
4.75%, 10/1/06	9		9	9		9
5.75%, 10/1/11		100	100		108	108
6.80%, 11/15/26	6		6	7		7
British Telecommunications, STEP
7.875%, 12/15/05		50	50		53	53
8.875%, 12/15/30		100	100		133	133
Buckeye Partners, 5.30%, 10/15/14		200	200		204	204
Bunge Limited Finance, 4.375%, 12/15/08		200	200		202	202
Canadian National Railways, 6.25%, 8/1/34		95	95		102	102
Canadian Natural Resources, 6.45%, 6/30/33		200	200		216	216
Celulosa Arauco Y Constitucion, 8.625%, 8/15/10		150	150		180	180
CenterPoint Energy Houston Electric, 6.95%, 3/15/33		100	100		116	116
Chase Manhattan, 7.88%, 6/15/10	65		65	77		77
Chevron Phillips Chemical, 5.375%, 6/15/07		100	100		105	105
ChevronTexaco Capital, 3.375%, 2/15/08		200	200		201	201
ChevronTexaco
5.70%, 12/1/08	5		5	5		5
5.50%, 1/15/09	5		5	5		5
8.63%, 4/1/32	5		5	7		7
CIT Group, 7.75%, 4/2/12		80	80		95	95
Citicorp
6.38%, 1/15/06	4		4	4		4
7.25%, 9/1/08	4		4	5		5
Citicorp, MTN, Series C, 7.00%, 7/1/07	8		8	9		9

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

Citigroup
5.00%, 9/15/14, 144A		236	236		238	238
5.50%, 8/9/06	12		12	13		13
5.625%, 8/27/12		200	200		216	216
5.75%, 5/10/06		200	200		209	209
6.00%, 2/21/12	13		13	14		14
6.75%, 12/1/05	12		12	13		13
7.25%, 10/1/10	12		12	14		14
Clear Channel Communications, 7.65%, 9/15/10		75	75		86	86
Coca-Cola Enterprises
8.50%, 2/1/12	15		15	19		19
7.13%, 8/1/17	15		15	18		18
6.75%, 1/15/38	8		8	9		9
Colgate Palmolive, 5.98%, 4/25/12		100	100		110	110
Commercial Credit, 6.75%, 7/1/07		150	150		164	164
Compaq Computer, 7.65%, 8/1/05	5		5	5		5
ConocoPhillips
5.90%, 10/15/32		250	250		261	261
6.38%, 3/30/09	25		25	28		28
Consolidated Edison, Series B, 7.50%, 9/1/10	5	100	105	6	117	123
Consolidated Natural Gas
5.00%, 3/1/14		200	200		201	201
Series C, 6.25%, 11/1/11	15		15	17		17
Countrywide Home Loan
5.50%, 8/1/06		100	100		104	104
5.625%, 7/15/09		200	200		214	214
MTN, Series H, 6.25%, 4/15/09	15		15	16		16
Cox Communications
6.75%, 3/15/11		100	100		110	110
7.75%, 8/15/06		50	50		54	54
Credit Suisse First Boston (USA), 5.125%, 1/15/14		200	200		204	204

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

CVS, 144A, 4.00%, 9/15/09		200	200		201	201
DaimlerChrysler
6.40%, 5/15/06	6	100	106	6	105	111
7.20%, 9/1/09	6		6	7		7
7.25%, 1/18/06		100	100		105	105
7.40%, 1/20/05	6		6	6		6
8.50%, 1/18/31		100	100		123	123
Deere & Co., 7.85%, 5/15/10	15		15	17		17
Delphi, 6.55%, 6/15/06		100	100		104	104
Deutsche Telekom International Finance, STEP
8.25%, 6/15/05		100	100		104	104
8.50%, 6/15/10		100	100		120	120
Devon Financing, 6.875%, 9/30/11		200	200		228	228
Dover, 6.50%, 2/15/11		100	100		113	113
Dow Chemical, 7.00%, 8/15/05		150	150		155	155
Duke Capital, 4.37%, 3/1/09		200	200		201	201
E.I. Du Pont de Nemours & Co.
5.88%, 5/11/09	65		65	71		71
8.25%, 9/15/06	5		5	6		6
Encana, 4.60%, 8/15/09		250	250		258	258
Energy East, 5.75%, 11/15/06		40	40		42	42
Entergy Gulf States, 5.20%, 12/3/07		95	95		95	95
EOG Resources, 6.00%, 12/15/08		100	100		108	108
EOP Operating, 7.75%, 11/15/07		100	100		112	112
European Investment Bank
2.38%, 3/15/06	7		7	7		7
3.38%, 3/16/09	7		7	7		7
4.88%, 9/6/06	16		16	17		17
5.63%, 1/24/06	5		5	5		5
Exelon Generation, 6.95%, 6/15/11		200	200		227	227
FedEx, 6.875%, 2/15/06		144	144		151	151
Fifth Third Bank, 2.70%, 1/30/07		200	200		199	199
First Data, 4.70%, 8/1/13		200	200		202	202

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

FleetBoston Financial, 6.50%, 3/15/08	15		15	17		17
Florida Power & Light, 4.85%, 2/1/13	5		5	5		5
Ford Motor Credit
6.88%, 2/1/06	64		64	67		67
7.00%, 10/1/13		600	600		635	635
7.375%, 10/28/09		350	350		380	380
Fortune Brands, 6.25%, 4/1/08		200	200		218	218
France Telecom, STEP, 8.50%, 3/1/11		200	200		240	240
Franklin Resources, 3.70%, 4/15/08		20	20		20	20
GE Global Insurance, 7.75%, 6/15/30		100	100		121	121
General Electric Capital
3.125%, 4/1/09		350	350		343	343
5.00%, 6/15/07		200	200		209	209
General Electric Capital, MTN, Series A
5.00%, 2/15/07	80		80	83		83
6.80%, 11/1/05	9		9	9		9
7.38%, 1/19/10	9		9	11		11
General Motors
7.125%, 7/15/13		200	200		208	208
7.20%, 1/15/11		100	100		105	105
8.25%, 7/15/23		150	150		156	156
General Motors Acceptance Corp.
6.125%, 8/28/07		80	80		84	84
6.88%, 9/15/11	50		50	52		52
8.00%, 11/1/31		100	100		103	103
Gillette, 3.50%, 10/15/07		50	50		50	50
Goldman Sachs Capital I, 6.345%, 2/15/34		50	50		51	51
Goldman Sachs Group
4.125%, 1/15/08		85	85		87	87
5.15%, 1/15/14		100	100		101	101
6.60%, 1/15/12	7	400	407	8	448	456
6.88%, 1/15/11	7		7	8		8

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

GTE South, 6.13%, 6/15/07	15		15	16		16
Harrah’s Operating, 5.50%, 7/1/10		150	150		158	158
Hartford Financial Services Group, 4.75%, 3/1/14		200	200		195	195
Hewlett Packard, 5.50%, 7/1/07		100	100		106	106
Honeywell International, 6.63%, 6/15/28	5		5	6		6
Household Finance
4.75%, 07/15/13	9		9	9		9
5.75%, 1/30/07	24	150	174	25	159	184
5.88%, 02/01/09	9		9	10		10
6.38%, 10/15/11	11		11	12		12
8.00%, 5/9/05	14		14	14		14
Household Financial
6.50%, 1/24/06	12		12	13		13
7.00%, 5/15/12	9		9	10		10
HSBC Bank USA
4.625%, 4/1/14		250	250		247	247
5.875%, 11/1/34		300	300		300	300
HSBC Holdings, 7.50%, 7/15/09		100	100		116	116
IBM
4.25%, 9/15/09		100	100		103	103
6.50%, 1/15/28	11		11	12		12
7.00%, 10/30/45	10		10	12		12
8.375%, 11/1/19		100	100		133	133
Inco, 7.75%, 5/15/12		100	100		119	119
Indiana Michigan Power, Series C , 6.13%, 12/15/06	3		3	3		3
Inter-American Development Bank
4.38%, 9/20/12	5		5	5		5
5.38%, 1/18/06	5		5	5		5
7.38%, 1/15/10	6		6	7		7
Inter-American Development Bank, MTN, 3.38%, 3/17/08	5		5	5		5
International Bank for Reconstruction & Development
5.00%, 3/28/06	19		19	20		20
7.00%, 1/27/05	19		19	19		19

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

International Lease Finance
3.75%, 8/1/07		200	200		202	202
6.375%, 3/15/09		100	100		109	109
John Deere Capital
3.90%, 1/15/08		50	50		51	51
4.50%, 8/22/07		150	150		155	155
John Hancock Financial Services, 5.625%, 12/1/08		100	100		107	107
Johnson Controls, 4.875%, 9/15/13		300	300		307	307
JP Morgan Chase
5.25%, 5/30/07		100	100		105	105
6.875%, 1/15/07		200	200		216	216
Kellogg, Series B, 7.45%, 4/1/31		100	100		125	125
Key Bank NA, 7.00%, 2/1/11	2		2	2		2
KFW International Finance, 4.75%, 1/24/07	11		11	11		11
Kinder Morgan, 6.50%, 9/1/12		100	100		111	111
Korea Electric Power, 144A, 4.25%, 9/12/07		100	100		102	102
Kraft Foods
4.00%, 10/1/08		150	150		152	152
6.50%, 11/1/31		100	100		109	109
Kroger, 7.625%, 9/15/06		100	100		108	108
Lehman Brothers
4.80%, 3/13/14		100	100		100	100
7.625%, 6/1/06		100	100		107	107
Lehman Brothers Holdings
3.95%, 11/10/09		300	300		299	299
6.25%, 5/15/06	11		11	12		12
7.75%, 1/15/05	11		11	11		11
Limited, 6.95%, 3/1/33		100	100		109	109
Lincoln National, 5.25%, 6/15/07		100	100		105	105
Lockheed Martin
7.75%, 5/1/26		50	50		61	61
8.50%, 12/1/29		100	100		134	134
Marshall & Ilsley Bank, 5.25%, 9/4/12		20	20		21	21
Masco, 5.875%, 7/15/12		100	100		108	108

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

MBNA America Bank, 6.50%, 6/20/06		200	200		211	211
Mellon Bank
6.50%, 8/1/05	5		5	5		5
7.625%, 9/15/07		200	200		223	223
Merrill Lynch
3.125%, 7/15/08		200	200		197	197
6.88%, 11/15/18	65		65	75		75
Morgan Stanley
4.75%, 4/1/14		150	150		147	147
5.80%, 4/1/07		250	250		266	266
6.10%, 4/15/06	8		8	9		9
6.75%, 4/15/11	8		8	9		9
National City, 5.75%, 2/1/09		100	100		108	108
National Rural Utilities
6.00%, 5/15/06		300	300		314	314
6.13%, 5/15/05	20		20	20		20
National Westminster Bank, 7.38%, 10/1/09	4		4	5		5
Newell Rubbermaid, 4.625%, 12/15/09		35	35		36	36
News America
6.75%, 1/9/38 (Tender 1/9/10)		150	150		173	173
7.25%, 5/18/18		100	100		117	117
NiSource Finance, 7.875%, 11/15/10		200	200		237	237
Norfolk Southern
7.25%, 2/15/31		100	100		118	118
8.375%, 5/15/05		100	100		103	103
North Fork Bancorporation, 5.875%, 8/15/12		25	25		27	27
Northrop Grumman, 7.125%, 2/15/11		200	200		231	231
Oncor Electric Delivery, 7.25%, 1/15/33		100	100		120	120
Pacific Bell, 6.25%, 3/1/05	5		5	5		5
Pacific Gas & Electric, 3.60%, 3/1/09		200	200		199	199
Panhandle Eastern Pipeline, 4.80%, 8/15/08		200	200		205	205
Pemex Project Funding Master Trust, 7.375%, 12/15/14		350	350		388	388
Petrobras International, 9.875%, 5/9/08		45	45		52	52
Philip Morris, 7.00%, 7/15/05		50	50		51	51

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

Pinnacle West Capital, 6.40%, 4/1/06		200	200		209	209
Pioneer Natural Resource, 5.875%, 7/15/16		100	100		106	106
Placer Dome, 6.375%, 3/1/33		100	100		106	106
PNC Funding, 5.75%, 8/1/06		125	125		131	131
PPL Electric Utilities, 5.875%, 8/15/07		30	30		32	32
PPL Energy Supply, 6.40%, 11/1/11		50	50		55	55
Praxair
6.375%, 4/1/12	4	100	104	5	112	117
6.50%, 3/1/08	5		5	5		5
Principal Life Global Funding I, 144A, 5.25%, 1/15/13		100	100		103	103
Procter & Gamble, 6.60%, 12/15/04	17		17	17		17
Progress Energy, 7.10%, 3/1/11		100	100		113	113
PSEG Power, 8.625%, 4/15/31		200	200		258	258
Public Service Company of Colorado, 7.875%, 10/1/12		150	150		184	184
Pulte, 7.875%, 8/1/11		200	200		233	233
Reed Elsevier, 6.125%, 8/1/06		200	200		211	211
Regions Financial, 6.375%, 5/15/12		100	100		111	111
Republic of Finland, 5.88%, 2/27/06	3		3	3		3
Republic of Italy
2.75%, 12/15/06	12		12	12		12
5.63%, 6/15/12	8		8	9		9
6.00%, 2/22/11	6		6	7		7
Royal Bank of Canada, 3.875%, 5/4/09		150	150		151	151
Royal Bank of Scotland Group, 5.00%, 10/1/14		125	125		128	128
Sempra Energy, 6.00%, 2/1/13		120	120		129	129
Simon Debartolo, 6.875%, 11/15/06		100	100		107	107
Simon Property, 7.375%, 1/20/06		100	100		106	106
Southern California Edison, 4.65%, 4/1/15		200	200		197	197
Southwest Airlines, 6.50%, 3/1/12		85	85		93	93
Southwestern Bell Telephone, 6.63%, 7/15/07	15		15	16		16
Sprint Capital
6.875%, 11/15/28		200	200		215	215
7.625%, 1/30/11		150	150		175	175
St. Paul Companies, 5.75%, 3/15/07		50	50		53	53

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

Suntrust Bank, 5.45%, 12/1/17	5	125	130	5	130	135
Synovus Financial, 4.875%, 2/15/13		90	90		90	90
Target
5.40%, 10/1/08	10		10	11		11
5.875%, 3/1/12		100	100		110	110
5.88%, 11/1/08	1		1	1		1
Telecom Italia Capital, 5.25%, 11/15/13		200	200		206	206
Telefonica Europe, 7.35%, 9/15/05		100	100		104	104
Telus, 7.50%, 6/1/07		250	250		274	274
Toyota Motor Credit, 4.35%, 12/15/10	5		5	5		5
Transocean
6.95%, 4/15/08	4		4	4		4
7.50%, 4/15/31		200	200		242	242
Travelers Property Casualty, 5.00%, 3/15/13		100	100		100	100
Turner Broadcasting System, 8.38%, 7/1/13	8		8	10		10
TXU Energy, 7.00%, 3/15/13		50	50		57	57
Tyco International, 6.375%, 10/15/11		175	175		195	195
U.S. Bancorp, 6.375%, 8/1/11		150	150		168	168
U.S. Bank, 4.95%, 10/30/14		200	200		203	203
Unilever Capital, 6.88%, 11/1/05	8		8	8		8
Union Pacific
5.75%, 10/15/07		100	100		107	107
6.65%, 1/15/11		50	50		56	56
United Technologies
4.875%, 11/1/06		125	125		130	130
7.50%, 9/15/29	5		5	6		6
Univision Communications, 3.50%, 10/15/07		200	200		200	200
UST, 6.625%, 7/15/12		100	100		113	113
Vastar Resources, 6.50%, 4/1/09	4		4	5		5
Verizon Communications, 6.94%, 4/15/28	15		15	17		17
Verizon Global Funding
4.00%, 1/15/08		100	100		102	102
6.875%, 6/15/12		100	100		115	115
7.25%, 12/1/10		100	100		116	116
7.75%, 12/1/30		100	100		122	122

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

Verizon New England, 6.50%, 9/15/11	20		20	22		22
Verizon Wireless, 5.375%, 12/15/06		200	200		209	209
Viacom
5.50%, 5/15/33		200	200		192	192
5.625%, 8/15/12		65	65		70	70
7.88%, 7/30/30	15		15	19		19
Virginia Electric & Power
5.75%, 3/31/06		100	100		104	104
Series D, 7.63%, 7/1/07	6		6	7		7
Vodafone, 5.375%, 1/30/15		100	100		104	104
Wachovia Bank, 4.85%, 7/30/07		85	85		89	89
Wachovia
4.95%, 11/1/06	12		12	13		13
6.25%, 8/4/08	4		4	4		4
6.38%, 1/15/09	2		2	2		2
6.40%, 4/1/08	5		5	6		6
6.63%, 7/15/05	8		8	8		8
7.05%, 8/1/05	8		8	8		8
Wal-Mart
4.15%, 6/15/05	8		8	8		8
4.38%, 7/12/07	1		1	1		1
5.88%, 10/15/05	2		2	2		2
6.875%, 8/10/09		100	100		114	114
7.25%, 6/1/13	9		9	11		11
Washington Mutual, 8.25%, 4/1/10		100	100		119	119
Wells Fargo
5.00%, 11/15/14	5		5	5		5
5.125%, 9/1/12		350	350		365	365
5.25%, 12/1/07		100	100		106	106
Weyerhaeuser, 6.75%, 3/15/12		200	200		226	226
XL Capital, 6.50%, 1/15/12		100	100		110	110
XTO Energy, 4.90%, 2/1/14		100	100		100	100
Yum! Brands, 7.70%, 7/1/12		100	100		119	119

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

Total Corporate Bonds and Notes (Cost $32,124)						33,574

ASSET-BACKED SECURITIES 1.3%
American Express Credit Card Master Trust Series 2000-1, Class A, 7.20%, 9/17/07		100	100		101	101
Bank One Issuance Trust Series 2002-A4, Class A4, 2.94%, 6/16/08		250	250		251	251
Chemical Master Credit Card Trust Series 1996-2, Class A, 5.98%, 9/15/08		100	100		105	105
Citibank Credit Card Master Trust Series 1998-2, Class A, 6.05%, 1/15/10		100	100		108	108
Harley Davidson Motorcycle Trust Series 2003-2, Class A-2, 2.07%, 2/15/11		350	350		345	345
MBNA Credit Card Master Note Trust Series 2001, Class AA, 5.75%, 10/15/08		100	100		105	105
MBNA Master Credit Card Trust II Series 2000-D, Class C, 144A, 8.40%, 9/15/09		100	100		111	111
Reliant Energy Transition Series 2001-1, Class A2, 4.76%, 9/15/09		250	250		258	258
Whole Auto Loan Trust, Series 2004-1, Class A4, 3.26%, 3/15/11		675	675		675	675

Total Asset-Backed Securities (Cost $2,045)						2,059

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Commercial Mortgage Series 2003-1, Class A2, CMO, 4.648%, 9/11/36		500	500		504	504
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41		575	575		583	583
Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38		350	350		358	358
DLJ Commercial Mortgage Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32		250	250		284	284
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO, 6.531%, 3/15/11		400	400		448	448
Series 2001-1, Series A1, CMO, 6.079%, 5/15/33		78	78		83	83
JP Morgan Chase Commercial Mortgage
Series 2000-C10, Class A2, CMO, 7.371%, 8/15/32		125	125		143	143
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33		285	285		317	317
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2, CMO, 5.98%, 1/15/39		200	200		220	220

Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,849)						2,940

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 33.6%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 5/1/19		1,922	1,922		1,930	1,930
5.00%, 10/1/18 - 4/1/34	471	4,232	4,703	471	4,259	4,730
5.50%, 3/1/31 - 2/1/34	456	2,023	2,479	465	2,064	2,529

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

6.00%, 12/1/13 - 12/1/33		1,404	1,404		1,460	1,460
6.50%, 4/1/16 - 1/1/34	343	2,427	2,770	361	2,556	2,917
7.00%, 11/1/30 - 6/1/32		141	141		149	149
7.50%, 4/1/15		12	12		13	13
TBA, 6.00%, 1/1/19		149	149		157	157
Federal National Mortgage Assn.
4.50%, 5/1/18 - 1/1/19		2,305	2,305		2,316	2,316
5.00%, 10/1/18 - 4/1/34		4,551	4,551		4,580	4,580
5.50%, 3/1/31 - 6/1/34	415	10,298	10,713	423	10,598	11,021
6.00%, 6/1/16 - 3/1/33	1,370	444	1,814	1,423	467	1,890
6.50%, 4/1/15 - 12/1/32		2,410	2,410		2,546	2,546
7.00%, 11/1/30 - 7/1/32		689	689		732	732
7.50%, 10/1/25 - 4/1/31		135	135		145	145
8.00%, 3/1/31		119	119		129	129
TBA, 6.00%, 1/1/33		7,103	7,103		7,365	7,365
Government National Mortgage Assn.
4.50%, 3/20/34		490	490		480	480
5.00%, 7/15 - 9/15/33		2,314	2,314		2,325	2,325
5.50%, 2/20/34		839	839		859	859
6.00%, 7/15/16 - 8/20/34		2,262	2,262		2,361	2,361
6.50%, 5/15/16 - 9/20/34		296	296		314	314
7.00%, 3/15/13 - 6/15/31		299	299		319	319
7.50%, 11/15/12 - 1/15/32		437	437		470	470
8.00%, 1/15/26		55	55		60	60

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $51,023)						51,797

FOREIGN GOVERNMENT OBLIGATIONS & AGENCY OBLIGATIONS 2.2%
BP Canada Energy, 6.75%, 2/15/05	4		4	4		4
British Columbia
4.63%, 10/3/06	4		4	4		4
5.38%, 10/29/08	4		4	4		4
Canadian Government, 5.25%, 11/5/08	12		12	13		13
Canada Mortgage & Housing, 2.95%, 6/2/08		100	100		99	99
Deutsche Telekom, 8.50%, 6/15/10	3		3	3		3

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

Deutsche Telekom, 8.50%, 6/15/10	13		13	16		16
European Investment Bank
2.70%, 4/20/07		100	100		99	99
3.375%, 6/12/13		250	250		241	241
STEP, 4.00%, 8/30/05		100	100		102	102
Hydro-Quebec
7.50%, 4/1/16		100	100		124	124
8.00%, 2/1/13	11		11	14		14
Inter-American Development Bank
6.375%, 10/22/07		100	100		109	109
7.375%, 1/15/10		100	100		118	118
International Bank for Reconstruction & Development, 6.625%, 8/21/06		100	100		107	107
KFW International Finance, 4.75%, 1/24/07		100	100		104	104
Province of Manitoba
2.75%, 1/17/06	4		4	4		4
5.50%, 10/1/08	4		4	4		4
7.50%, 2/22/10	4	100	104	5	118	123
Province of New Brunswick, 3.50%, 10/23/07	4		4	4		4
Province of Newfoundland
8.65%, 10/22/22	4		4	6		6
7.32%, 10/13/23	4		4	5		5
Province of Nova Scotia, 5.75%, 2/27/12	4		4	5		5
Province of Ontario
2.63%, 12/15/05	4		4	4		4
3.13%, 5/2/08	4		4	4		4
3.50%, 9/17/07	4	100	104	4	101	105
3.625%, 10/21/09		300	300		300	300
3.75%, 12/15/09	4		4	4		4
4.20%, 6/30/05	4		4	4		4
5.13%, 7/17/12	4		4	4		4
5.50%, 10/1/08	4		4	4		4
6.00%, 2/21/06	4	100	104	4	104	108
7.00%, 8/4/05	4		4	4		4

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

Province of Quebec
5.00%, 7/17/09	4		4	4		4
5.50%, 4/11/06	4		4	4		4
5.75%, 2/15/09	4		4	4		4
6.13%, 1/22/11	4		4	5		5
7.00%, 1/30/07	4	100	104	5	109	114
7.13%, 2/9/24	4		4	5		5
7.50%, 7/15/23	4		4	5		5
7.50%, 9/15/29	4	100	104	5	129	134
Province of Saskatchewan, 7.13%, 3/15/08	4		4	4		4
Republic of Chile, 5.50%, 1/15/13		80	80		84	84
Republic of Italy
2.50%, 3/31/06		250	250		250	250
3.625%, 9/14/07		100	100		101	101
4.38%, 10/25/06	24		24	25		25
Republic of South Africa, 6.50%, 6/2/14		100	100		109	109
Republic of South Korea, 8.875%, 4/15/08		100	100		118	118
United Mexican States
6.375%, 1/16/13		100	100		106	106
7.50%, 1/14/12		100	100		114	114
9.875%, 2/1/10		100	100		124	124
11.375%, 9/15/16		100	100		149	149
Vodafone Group
6.65%, 5/1/08	10		10	11		11
7.88%, 2/15/30	10		10	13		13

Total Foreign Government Obligations & Agency Obligations (Cost $3,154)						3,336

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 37.5%
Federal Home Loan Bank
2.50%, 3/15/06		500	500		500	500
2.875%, 9/15/06		500	500		501	501
5.125%, 3/6/06	185	2,400	2,585	191	2,481	2,672
5.75%, 5/15/12		185	185		203	203
5.80%, 9/2/08		1,000	1,000		1,087	1,087

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

Federal Home Loan Mortgage
1.875%, 2/15/06		500	500		496	496
2.375%, 2/15/07		500	500		495	495
2.75%, 3/15/08		275	275		271	271
3.625%, 9/15/08		500	500		505	505
4.50%, 7/15/13 - 1/15/14		1,250	1,250		1,262	1,262
4.88%, 3/15/07	40		40	42		42
5.25%, 1/15/06	100		100	103		103
5.50%, 7/15/06	110	500	610	115	523	638
5.75%, 3/15/09 - 1/15/12	100	300	400	109	330	439
6.875%, 9/15/10		200	200		231	231
7.00%, 7/15/05	150	970	1,120	174	1,002	1,176
Federal National Mortgage Assn.
2.00%, 1/15/06		500	500		497	497
2.375%, 2/15/07		500	500		495	495
4.25%, 7/15/07	60		60	62		62
4.38%, 10/15/06	60		60	62		62
5.00%, 1/15/07	97		97	101		101
5.25%, 1/15/09 - 8/1/12	60	115	175	64	120	184
5.50%, 2/15/06 - 3/15/11	135	300	435	140	325	465
6.00%, 5/15/08 - 5/15/11	215	750	965	238	823	1,061
6.25%, 5/15/29	67	775	842	76	877	953
6.625%, 10/15/07 - 11/15/30		1,200	1,200		1,364	1,364
6.63%, 9/15/09	100		100	113		113
7.00%, 7/15/05	90		90	93		93
7.25%, 1/15/10	90	650	740	105	757	862
Tennessee Valley Authority, 4.75%, 8/1/13		200	200		205	205
U.S. Treasury Bonds
5.25%, 2/15/29	124	660	784	130	696	826
5.375%, 2/15/31	117	1,950	2,067	127	2,117	2,244
5.50%, 8/15/28	96		96	105		105
6.00%, 2/15/26	164	925	1,089	189	1,068	1,257
6.13%, 11/15/27	123		123	145		145
6.25%, 8/15/23 - 5/15/30	262	1,660	1,922	314	1,961	2,275
7.25%, 5/15/16	80	700	780	101	888	989

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

7.50%, 11/15/16	75		75	97		97
8.50%, 2/15/20	12		12	17		17
8.75%, 5/15/17	25		25	35		35
9.25%, 2/15/16	20		20	29		29
9.875%, 11/15/15	80	550	630	120	825	945
U.S. Treasury Notes
1.50%, 3/31/06		4,250	4,250		4,201	4,201
1.875%, 12/31/05		2,700	2,700		2,688	2,688
2.25%, 2/15/07		2,000	2,000		1,982	1,982
2.38%, 8/31/06	360		360	359		359
2.625%, 11/15/06 - 3/15/09	295	2,950	3,245	295	2,911	3,206
2.63%, 5/15/08 - 3/15/09	370		370	364		364
2.75%, 6/30/06 - 8/15/07	150	1,600	1,750	150	1,605	1,755
3.00%, 11/15/07 - 2/15/09	362	500	862	364	497	861
3.125%, 4/15/09		2,000	2,000		1,994	1,994
3.13%, 9/15/08 - 4/15/09	275		275	275		275
3.25%, 8/15/07	195		195	198		198
3.375%, 12/15/08 - 9/15/09		2,650	2,650		2,669	2,669
3.50%, 8/15/09	145		145	147		147
3.63%, 5/15/13	200		200	196		196
3.88%, 2/15/13	185		185	185		185
4.00%, 6/15/09 - 2/15/14	469		469	476		476
4.25%, 11/15/13 - 8/15/14	535	3,700	4,235	546	3,773	4,319
4.38%, 5/15/07 - 8/15/12	180		180	187		187
4.63%, 5/15/06	198		198	205		205
4.75%, 11/15/08 - 5/15/14	360		360	382		382
4.88%, 2/15/12	197		197	211		211
5.00%, 2/15 - 8/15/11	353		353	381		381
5.50%, 2/15/08 - 5/15/09	406	100	506	443	108	551
5.63%, 2/15/06 - 5/15/08	232		232	247		247
5.75%, 11/15/05 - 8/15/10	338		338	366		366
5.88%, 11/15/05	197		197	204		204
6.00%, 8/15/09	159		159	178		178
6.13%, 8/15/07	130		130	141		141

TD Waterhouse Bond Index Fund
T. Rowe Price U.S. Bond Index Fund
Pro Forma Combined Portfolio of Investments
October 31, 2004
UNAUDITED
	Par/Shares (000’s)			Market Value (000’s)

	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined ¹	TD Waterhouse Bond Index Fund	TRP U.S. Bond Index Fund	Pro Forma Combined

6.25%, 2/15/07	109	400	509	118	432	550
6.50%, 10/15/06 - 2/15/10	372	650	1,022	416	748	1,164
6.625%, 5/15/07	74	610	684	81	668	749
6.88%, 5/15/06	181		181	193		193
7.00%, 7/15/06	137		137	147		147

Total U.S. Government & Agency Obligations (excluding Mortgage-Backed) (Cost $56,609)						57,833

COMMON STOCKS 0.8%
iShares Goldman Sachs Corp. Bond Fund	6		6	692		692
iShares Lehman Brothers Aggregate Bond Fund	6		6	619		619

Total Common Stock (Cost $1,278)						1,311

MONEY MARKET FUNDS 5.0%

T. Rowe Price Reserve Investment Fund, 1.81% #		7,785	7,785		7,785	7,785

Total Money Market Funds (Cost $7,785)

Total Investments in Securities

104.1% of Net Assets (Cost $16,642, $140,225 and $156,867 respectively)				$16,973	$143,662	$160,635

[1]	All securities conform to the investment program of the T. Rowe Price U.S. Bond Index Fund.
#	Seven-day yield
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers — total value of such securities at period-end amounts to $854 and represents 0.5% of net assets
CMO	Collateralized Mortgage Obligation
MTN	Medium Term Note
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced security was purchased on a forward commitment basis

The accompanying notes are an integral part of these pro forma combined financial statements.

T. ROWE PRICE INDEX TRUST, INC.
T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
T. ROWE PRICE U.S. BOND INDEX FUND, INC.

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2005

          This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (each a “Reorganization”) of each of the TD Waterhouse funds (the “TDW Funds”) referenced below, into the T. Rowe Price funds referenced below (the “Price Funds”), as set out in the following table:

TDW Funds	Price Funds

TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund
TD Waterhouse Dow 30 Fund	T. Rowe Price Equity Index 500 Fund
TD Waterhouse 500 Index Fund	T. Rowe Price Equity Index 500 Fund
TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund
TD Waterhouse Asian Pacific Index Fund	T. Rowe Price International Equity Index Fund
TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund

          This SAI contains information which may be of interest to shareholders relating to each Reorganization, but which is not included in the Combined Proxy Statement and Prospectus dated [            ], 2005 (the “Combined Proxy Statement/Prospectus”) of the Price Funds and TDW Funds. As described in the Combined Proxy Statement/Prospectus, a Reorganization would involve the transfer of substantially all the assets of the TDW Fund in exchange for shares of the Price Fund. The TDW Fund would distribute the Price Fund shares it receives to its shareholders in complete liquidation of the TDW Fund.

          This SAI is not a prospectus, and should be read in conjunction with the Combined Proxy Statement/Prospectus.  This SAI and the Combined Proxy Statement/Prospectus have been filed with the Securities and Exchange Commission.  Copies of the Combined Proxy Statement/Prospectus are available upon request and without charge by writing to TD Waterhouse Investor Services, Inc., Mutual Fund Services, P.O. Box 2630, Jersey City, New Jersey 07308-2630, or by calling 1-800-934-4448.

          The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the prospectuses and statements of additional information of the TDW Funds and Price Funds, other material incorporated by reference and other information regarding the TDW Funds and Price Funds.

TABLE OF CONTENTS

I.	Additional Information about the Price Funds and the TDW Funds		FILL IN
II.	Financial Statements of the Price Funds and the TDW Funds		FILL IN
III.	Pro Forma Combined Portfolio of Investments (Unaudited)
	a.	Pro Forma Combined Portfolio of Investments (Unaudited) for the TD Waterhouse Extended Market Index Fund and T. Rowe Price Extended Equity Market Index Fund as of December 31, 2004	FILL IN
b.

Pro Forma Combined Portfolio of Investments (Unaudited) for the TD Waterhouse Asian Pacific Index Fund, TD Waterhouse European Index Fund and T. Rowe Price International Equity Index Fund as of October 31, 2004

FILL IN
	c.	Pro Forma Combined Portfolio of Investments (Unaudited) for the TD Waterhouse Bond Index Fund and T. Rowe Price U.S. Bond Index Fund as of October 31, 2004	FILL IN
IV.	Pro Forma Combined Statement of Assets and Liabilities (Unaudited)
	a.	Pro Forma Combined Statement of Assets and Liabilities (Unaudited) for the TD Waterhouse Extended Market Index Fund and T. Rowe Price Extended Equity Market Index Fund as of December 31, 2004	FILL IN
b.

Pro Forma Combined Statement of Assets and Liabilities (Unaudited) for the TD Waterhouse Asian Pacific Index Fund, TD Waterhouse European Index Fund and T. Rowe Price International Equity Index Fund as of October 31, 2004

FILL IN
	c.	Pro Forma Combined Statement of Assets and Liabilities (Unaudited) for the TD Waterhouse Bond Index Fund and T. Rowe Price U.S. Bond Index Fund as of October 31, 2004	FILL IN
V.	Pro Forma Combined Statement of Operations (Unaudited)
	a.	Pro Forma Combined Statement of Operations (Unaudited) for the TD Waterhouse Extended Market Index Fund and T. Rowe Price Extended Equity Market Index Fund as of December 31, 2004	FILL IN
b.

Pro Forma Combined Statement of Operations (Unaudited) for the TD Waterhouse Asian Pacific Index Fund, TD Waterhouse European Index Fund and T. Rowe Price International Equity Index Fund as of October 31, 2004

FILL IN
	c.	Pro Forma Combined Statement of Operations (Unaudited) for the TD Waterhouse Bond Index Fund and T. Rowe Price U.S. Bond Index Fund as of October 31, 2004	FILL IN
VI.	Notes to Pro Forma Combined Financial Statements* (Unaudited)
	a.	TD Waterhouse Extended Market Index Fund and T. Rowe Price Extended Equity Market Index Fund	FILL IN
	b.	TD Waterhouse Asian Pacific Index Fund, TD Waterhouse European Index Fund and T. Rowe Price International Equity Index Fund	FILL IN
	c.	TD Waterhouse Bond Index Fund and T. Rowe Price U.S. Bond Index Fund	FILL IN

* The accompanying notes are an integral part of the pro forma financial statements.

ADDITIONAL INFORMATION ABOUT THE PRICE FUNDS AND THE TDW FUNDS

          FOR THE PRICE FUNDS: Incorporates by reference the Statement of Additional Information for the Price Funds dated March 1, 2005, as supplemented, as filed with the Securities and Exchange Commission.

          FOR THE TDW FUNDS: Incorporates by reference the Statement of Additional Information for the TDW Funds dated May 28, 2004, as supplemented, as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

          This SAI incorporates by reference (i) the Annual Report of the T. Rowe Price Equity Index 500 Fund and T. Rowe Price Extended Equity Market Index Fund for the year ended December 31, 2004, (ii) the Annual Report of the T. Rowe Price International Equity Index Fund for the year ended October 31, 2004, (iii) the Annual Report of the T. Rowe Price U.S. Bond Index Fund for the year ended October 31, 2004, and (iv) the Annual Report of the TDW Funds for the year ended January 31, 2005.  Each of these reports contains historical financial information regarding the Funds and has been filed with the Securities and Exchange Commission.  The financial statements therein, and, in the case of the Annual Reports, the report of the independent registered public accounting firm therein, are incorporated herein by reference.

          Pro forma financial statements of the TDW Funds and Price Funds are provided on the following pages.

TD WATERHOUSE EXTENDED MARKET INDEX FUND
T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
UNAUDITED

Dollar amounts in thousands (except Net Asset Value per share)

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma Adjustments (D)	Pro Forma Combined

Assets
Investments in securities, at cost	$47,239	$161,714		$208,953
Net unrealized gain (loss) on securities	6,704	28,608		35,312

Investments in securities, at value	53,943	190,322		244,265
Other assets	1,303	793		2,096

Total assets	55,246	191,115		246,361

Liabilities
Other liabilities	76	29,997		30,073

Total liabilities	76	29,997		30,073

NET ASSETS	$55,170	$161,118		$216,288

Net Assets Consist of:
Accumulated net investment income – net of distributions	$(186)	$108		$(78)
Accumulated net realized gain (loss) – net of distributions	701	(13,774)		(13,073)
Net unrealized gain (loss)	6,734	28,694		35,428
Paid-in-capital applicable to $0.00001 par value per share capital stock outstanding; 1,000,000,000 shares authorized		146,090		146,090
Paid-in-capital applicable to no par value per share of beneficial interest; unlimited shares authorized	47,921			47,921

NET ASSETS	$55,170	$161,118		$216,288

FUND SHARES OUTSTANDING	6,487,315	12,157,299	(2,323,572)	16,321,042

NET ASSET VALUE PER SHARE	$8.50	$13.25		$13.25

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE ASIAN PACIFIC INDEX FUND
TD WATERHOUSE EUROPEAN INDEX FUND
T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004
UNAUDITED

Dollar amounts in thousands (except Net Asset Value per share)

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma Adjustments (F)	Pro Forma Combined

Assets
Investments in securities, at cost	$9,473	$9,915	$49,258		$68,646
Net unrealized gain (loss) on securities	787	1,773	4,366		6,926

Investments in securities, at value	10,260	11,688	53,624		75,572
Other assets	1,273	457	3,029		4,759

Total assets	11,533	12,145	56,653		80,331

Liabilities
Other liabilities	22	8	8,313		8,343

Total liabilities	22	8	8,313		8,343

NET ASSETS	$11,511	$12,137	$48,340		$71,988

Net Assets Consist of:
Accumulated net investment income - net of distributions	$24	$(18)	$630		$636
Accumulated net realized gain/loss - net of distributions	(2,358)	(1,901)	(479)		(4,738)
Net unrealized gain (loss)	807	1,788	4,367		6,962
Paid-in-capital applicable to $0.00001 par value per share capital stock outstanding; 1,000,000,000 shares authorized			43,822		43,822
Paid-in-capital applicable to no par value per share of beneficial interest; unlimited shares authorized	13,038	12,268			25,306

NET ASSETS	$11,511	$12,137	$48,340		$71,988

FUND SHARES OUTSTANDING	1,574,374	1,419,159	4,972,493	(560,583)	7,405,443

NET ASSET VALUE PER SHARE	$7.31	$8.55	$9.72		$9.72

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE BOND INDEX FUND
T. ROWE PRICE U.S. BOND INDEX FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004
UNAUDITED

Dollar amounts in thousands (except Net Asset Value per share)

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma Adjustments (C)	Pro Forma Combined

Assets
Investments in securities, at cost	$16,642	$140,225		$156,867
Net unrealized gain (loss) on securities	331	3,437		3,768

Investments in securities, at value	16,973	143,662		160,635
Other assets	266	2,184		2,450

Total assets	17,239	145,846		163,085

Liabilities
Other liabilities	106	8,698		8,804

Total liabilities	106	8,698		8,804

NET ASSETS	$17,133	$137,148		$154,281

Net Assets Consist of:
Accumulated net investment income – net of distributions	$—	$(62)		$(62)
Accumulated net realized gain (loss) – net of distributions	(9)	(11)		(20)
Net unrealized gain (loss)	331	3,437		3,768
Paid-in-capital applicable to $0.00001 par value per share capital stock outstanding; 2,000,000,000 shares authorized		133,784		133,784
Paid-in-capital applicable to no par value per share of beneficial interest; unlimited shares authorized	16,811			16,811

NET ASSETS	$17,133	$137,148		$154,281

FUND SHARES OUTSTANDING	1,596,398	12,684,940	(11,449)	14,269,889

NET ASSET VALUE PER SHARE	$10.73	$10.81		$10.81

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE EXTENDED MARKET INDEX FUND
T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
UNAUDITED

Amounts in thousands

	TD Waterhouse Extended Market Index Fund	T. Rowe Price Extended Equity Market Index Fund	Pro Forma Adjustments		Pro Forma Combined

Investment Income
Income
Dividend	$467	$1,594			$2,061
Security Lending	—	72			72
Interest	1	8			9

Total income	468	1,674			2,142

Expenses
Investment management and administrative	155	546	$66	Note 2A	767
Shareholder servicing	116		(116)	Note 2B	—
Custody	1		(1)	Note 2B	—
Prospectus and shareholder reports	22		(22)	Note 2B	—
Legal and audit	63		(63)	Note 2B	—
Registration	23		(23)	Note 2B	—
Trustees	10		(10)	Note 2B	—
Miscellaneous	14		(14)	Note 2B	—
Reduction of fees and expenses reimbursed by the manager and its affiliates	(249)		249	Note 2C	—

Total expenses	155	546	66		767

Net investment income	313	1,128	(66)		1,375

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities	941	3,198			4,139
Futures	—	514			514

Net realized gain (loss)	941	3,712			4,653

Change in net unrealized gain (loss)
Securities	6,389	19,338			25,727
Futures	—	(35)			(35)

Change in net unrealized gain (loss)	6,389	19,303			25,692

Net realized and unrealized gain (loss)	7,330	23,015			30,345

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,643	$24,143	$(66)		$31,720

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE ASIAN PACIFIC INDEX FUND
TD WATERHOUSE EUROPEAN INDEX FUND
T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2004
UNAUDITED

Amounts in thousands

	TD Waterhouse Asian Pacific Index Fund	TD Waterhouse European Index Fund	T. Rowe Price International Equity Index Fund	Pro Forma Adjustments		Pro Forma Combined

Investment Income
Income
Dividend	$140	$274	$829			$1,243
Security lending	—	—	16			16

Total income	140	274	845			1,259

Expenses
Investment management and administrative	45	50	171	$24	Note 2A, 2B	290
Shareholder servicing	26	30		(56)	Note 2C	—
Custody	27	93		(120)	Note 2C	—
Prospectus and shareholder reports	7	11		(18)	Note 2C	—
Legal and audit	37	38		(75)	Note 2C	—
Registration	18	20		(38)	Note 2C	—
Trustees	9	8		(17)	Note 2C	—
Miscellaneous	17	23		(40)	Note 2C	—
Reduction of fees and expenses reimbursed by the manager and its affiliates	(134)	(215)		349	Note 2D, 2E	—

Total expenses	52	58	171	9		290

Net investment income	88	216	674	(9)		969

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities	71	108	57			236
Foreign currency transactions	(45)	(8)	(15)			(68)

Net realized gain (loss)	26	100	42			168

Change in net unrealized gain (loss)
Securities	576	1,454	4,063			6,093
Other assets and liabilities denominated in foreign currencies	51	13	(1)			63

Change in net unrealized gain (loss)	627	1,467	4,062			6,156

Net realized and unrealized gain (loss)	653	1,567	4,104			6,324

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$741	$1,783	$4,778	$(9)		$7,293

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE BOND INDEX FUND
T. ROWE PRICE U.S. BOND INDEX FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2004
UNAUDITED

Amounts in thousands

	TD Waterhouse Bond Index Fund	T. Rowe Price U.S. Bond Index Fund	Pro Forma Adjustments		Pro Forma Combined

Investment Income
Income
Interest	$614	$4,161			$4,775
Dividend	51	125			176

Total income	665	4,286			4,951

Expenses
Investment management and administrative	64	311	$(16)	Note 2A	359
Shareholder servicing	48		(48)	Note 2A	—
Custody	13		(13)	Note 2A	—
Prospectus and shareholder reports	16		(16)	Note 2A	—
Legal and audit	44		(44)	Note 2A	—
Registration	18		(18)	Note 2A	—
Trustees	9		(9)	Note 2A	—
Miscellaneous	34		(34)	Note 2A	—
Reduction of fees and expenses reimbursed by the manager and its affiliates	(190)		190	Note 2B	—

Total expenses	56	311	(8)		359

Net investment income	609	3,975	8		4,592

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities	12	242			254
Change in net unrealized gain or loss on securities	122	687			809

Net realized and unrealized gain (loss)	134	929			1,063

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$743	$4,904	$8		$5,655

The accompanying notes are an integral part of these pro forma combined financial statements.

TD WATERHOUSE EXTENDED MARKET INDEX FUND
T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
December 31, 2004

Unaudited

Note 1 - Basis of Presentation

Subject to approval of the Agreement and Plan of Reorganization (“Agreement”) by the shareholders of TD Waterhouse Extended Market Index Fund (TDX), T. Rowe Price Extended Equity Market Index Fund (XMX), a series of T. Rowe Price Index Trust, Inc., would acquire substantially all of the assets of TDX in exchange for shares of XMX at the net asset value as of the Valuation Date as defined in the Agreement.  Shares of XMX would then be distributed such that shareholders of TDX will receive XMX shares having an aggregate net asset value equal to the aggregate net asset value of their TDX shares.  TDX will be liquidated thereafter.  The proposed merger is intended to qualify as a tax-free reorganization for federal income tax purposes, with no gain or loss recognized by the funds or their shareholders.

The pro forma information is intended to provide the shareholders of TDX and XMX with information about the impact of the proposed merger by showing how it might have affected historical financial statements if the transactions had been consummated at an earlier date.  The pro forma combined Portfolio of Investments and Statement of Assets and Liabilities as of December 31, 2004 have been presented as if the proposed merger had taken place on December 31, 2004, and the pro forma combined Statement of Operations for the year ended December 31, 2004 has been presented as if the proposed merger had taken place on January 1, 2004.  This information is based upon historical financial statement data giving effect to the pro forma adjustments described below.  The pro forma financial statements should be read in conjunction with the separate financial statements of TDX and XMX, which are incorporated by reference into this Statement of Additional Information.

Note 2 - Pro Forma Adjustments

The pro forma combined Statement of Operations reflects the following adjustments:

A)	An increase in management and administrative expense reflecting the difference between the TDX management fee rate of 0.30% and the XMX all-inclusive fee rate of 0.40%.

B)	A decrease in expense reflecting the all-inclusive nature of the management and administrative fee paid by XMX, in lieu of operating expenses.

C)	A decrease in the amount of expense reimbursed by the respective manager reflecting the all-inclusive fee arrangement of XMX.

D)	A decrease in the amount of shares outstanding as a result of the change in net asset value per share between TDX and XMX.

TD WATERHOUSE ASIAN PACIFIC INDEX FUND
TD WATERHOUSE EUROPEAN INDEX FUND
T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
OCTOBER 31, 2004

Unaudited

Note 1 - Basis of Presentation

Subject to approval of the Agreement and Plan of Reorganization (“Agreement”) by the shareholders of TD Waterhouse Asian Pacific Index Fund (TDA) and TD Waterhouse European Index Fund (TDE), T. Rowe Price International Equity Index Fund (IXF), a series of T. Rowe Price International Index Fund, Inc., would acquire substantially all of the assets of TDA and TDE in exchange for shares of IXF at the net asset value as of the Valuation Date as defined in the Agreement.  Shares of IXF would then be distributed such that shareholders of TDA and TDE will receive IXF shares having an aggregate net asset value equal to the aggregate net asset value of their respective TDA and TDE shares.  TDA and TDE will be liquidated thereafter.  The proposed mergers are intended to qualify as tax-free reorganizations for federal income tax purposes, with no gain or loss recognized by the funds or their shareholders.  The proposed mergers of TDA and TDE with IXF are not contingent upon approval by the other fund.

The pro forma information is intended to provide the shareholders of TDA, TDE, and IXF with information about the impact of the proposed mergers by showing how the mergers might have affected historical financial statements if the transactions had been consummated at an earlier date.  The pro forma combined Portfolios of Investments and Statements of Assets and Liabilities as of October 31, 2004 have been presented as if the proposed mergers had taken place on October 31, 2004, and the pro forma combined Statements of Operations for the year ended October 31, 2004 have been presented as if the proposed mergers had taken place on November 1, 2003.  This information is based upon historical financial statement data giving effect to the pro forma adjustments described below.  The pro forma financial statements should be read in conjunction with the separate financial statements of TDA, TDE, and IXF, which are incorporated by reference into this Statement of Additional Information.

Note 2 - Pro Forma Adjustments

The pro forma combined Statements of Operations reflect the following adjustments:
A)	An increase in management and administrative expense reflecting the difference between the TDA management fee rate of 0.40% and the IXF all-inclusive fee rate of 0.50%.

B)	An increase in management and administrative expense reflecting the difference between the TDE management fee rate of 0.40% and the IXF all-inclusive fee rate of 0.50%.

C)	A decrease in expense reflecting the all-inclusive nature of the management and administrative fee paid by IXF, in lieu of operating expenses.

D)	A decrease in the amount of expense reimbursed by the respective manager reflecting:
(i) the all-inclusive fee arrangement of IXF; and
(ii) the difference between the IXF all-inclusive fee rate of 0.50% and the TDA expense limitation of 0.58%.

E)	A decrease in the amount of expense reimbursed by the respective manager reflecting:
(i) the all-inclusive fee arrangement of IXF; and
(ii) the difference between the IXF all-inclusive fee rate of 0.50% and the TDE expense limitation of 0.58%.

F)	A decrease in the amount of shares outstanding as a result of the change in net asset value per share between TDA, TDE and IXF.

TD WATERHOUSE BOND INDEX FUND
T. ROWE PRICE U.S. BOND INDEX FUND
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
OCTOBER 31, 2004

Unaudited

Note 1 - Basis of Presentation

Subject to approval of the Agreement and Plan of Reorganization (“Agreement”) by the shareholders of TD Waterhouse Bond Index Fund (TDB), T. Rowe Price U.S. Bond Index Fund, Inc. (UBX) would acquire substantially all of the assets of TDB in exchange for shares of UBX at the net asset value as of the Valuation Date as defined in the Agreement.  Shares of UBX would then be distributed such that shareholders of TDB will receive UBX shares having an aggregate net asset value equal to the aggregate net asset value of their TDB shares.  TDB will be liquidated thereafter.  The proposed merger is intended to qualify as a tax-free reorganization for federal income tax purposes, with no gain or loss recognized by the funds or their shareholders.

The pro forma information is intended to provide the shareholders of TDB and UBX with information about the impact of the proposed merger by showing how it might have affected historical financial statements if the transaction had been consummated at an earlier date.  The pro forma combined Portfolio of Investments and Statement of Assets and Liabilities as of October 31, 2004 have been presented as if the proposed merger had taken place on October 31, 2004, and the pro forma combined Statement of Operations for the year ended October 31, 2004 has been presented as if the proposed merger had taken place on November 1, 2003.  This information is based upon historical financial statement data giving effect to the pro forma adjustments described below.  The pro forma financial statements should be read in conjunction with the separate financial statements of TDB and UBX, which are incorporated by reference into this Statement of Additional Information.

Note 2 - Pro Forma Adjustments

The pro forma combined Statement of Operations reflects the following adjustments:

A)	A decrease in expense reflecting the all-inclusive nature of the management and administrative fee paid by UBX, in lieu of operating expenses.

B)	A decrease in the amount of expense reimbursed by the respective manager reflecting:
(i) the all-inclusive fee arrangement of UBX; and
(ii) the difference between the UBX all-inclusive fee rate of 0.30% and the TDB expense limitation of 0.35%.

C)	A decrease in the amount of shares outstanding as a result of the change in net asset value per share between TDB and UBX.

PART C

OTHER INFORMATION

ITEM 15.               INDEMNIFICATION

Each of the Registrants maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of each Registrant provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of each Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

1

(i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

                Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of each Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer, or controlling person of a Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.               EXHIBITS

T. Rowe Price Index Trust, Inc.

(1)(a)	Articles of Incorporation of Registrant, dated December 19, 1989 (electronically filed with Amendment No. 9 dated April 22, 1997)

(b)	Amended Articles of Incorporation of Registrant, dated February 20, 1990 (electronically filed with Amendment No. 8 dated February 28, 1994)

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(c)	Articles of Amendment dated May 1, 1991 (electronically filed with Amendment No. 9 dated April 22, 1997)

(d)	Articles of Amendment dated January 30, 1998 (electronically filed with Amendment No. 14 dated February 22, 1999)

(e)	Articles Supplementary, for T. Rowe Price Extended Equity Market Index Fund and T. Rowe Price Total Equity Market Index Fund dated December 3, 1997 (electronically filed with Amendment No. 14 dated February 22, 1999)

(2)	By-Laws of Registrant, amended to April 19, 1990, May 1, 1991, July 21, 1999, February 5, 2003 and April 21, 2004 (to be filed by amendment)

(3)	See “All Funds” below

(4)	See “All Funds” below

(5)	See Article FIFTH, Capital Stock, paragraphs (B)-(E) of the Articles of Incorporation and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws (Articles of Incorporation: electronically filed with Amendment No. 9 dated April 22, 1997; By-Laws amended to April 19, 1990, May 1, 1991, July 21, 1999, February 5, 2003, and April 21, 2004, to be filed by amendment)

(6)(a)	Investment Management Agreement between the Registrant on behalf of the Registrant and T. Rowe Price Associates, Inc., dated May 1, 1991 (electronically filed with Amendment No. 8 dated February 28, 1994)

(b)	Investment Management Agreement between the Registrant on behalf of T. Rowe Price Extended Equity Market Index Fund and T. Rowe Price Associates, Inc., dated January 21, 1998 (electronically filed with Amendment No. 14 dated February 22, 1999)

(7)(a)	Underwriting Agreement between the Registrant on behalf of T. Rowe Price Equity Index 500 Fund and T. Rowe Price Investment Services, Inc., dated March 6, 2002 (electronically filed with Amendment No. 17, dated April 18, 2002)

(b)	Underwriting Agreement between the Registrant on behalf of T. Rowe Price Extended Equity Index Fund and T. Rowe Price Investment Services, Inc., dated March 6, 2002 (electronically filed with Amendment No. 17, dated April 18, 2002)

(8)	See “All Funds” below

(9)	Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, and February 4, 2004 (electronically filed with Amendment No. 19 on April 22, 2004)

(10)	See “All Funds” below

(11)	See “All Funds” below

(12)	See “All Funds” below

(13)(a)	Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2004 (electronically filed with Amendment No. 19 on April 22, 2004)

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(b)	Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2004 (electronically filed with Amendment No. 19 on April 22, 2004)

(c)	Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2004 (electronically filed with Amendment No. 19 on April 22, 2004)

(14)	See “All Funds” below

(15)	See “All Funds” below

(16)	Power of Attorney (electronically filed with Amendment No. 19 on April 22, 2004)

(17)	See “All Funds” below

T. Rowe Price International Index Fund, Inc.

(1)(a)	Articles of Incorporation of Registrant, dated August 3, 2000 (electronically filed August 31, 2000)

(b)	Amended Articles of Incorporation of Registrant, dated August 14, 2000 (filed electronically with initial registration statement, August 31, 2000)

(c)	Articles Supplementary dated October 25, 2000(filed electronically with Amendment No. 1, October 27, 2000)

(2)	By-Laws of Registrant as amended February 5, 2003 and April 21, 2004 (electronically filed with Amendment No. 6 dated February 25, 2005)

(3)	See “All Funds” below

(4)	See “All Funds” below

(5)	See Article SIXTH, Capital Stock, subparagraphs (b)-(g) of the Articles of Incorporation and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws (electronically filed with Amendment No. 6 dated February 25, 2005)

(6)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc. (filed electronically with Amendment No. 1, October 27, 2000)

(7)	Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated March 6, 2002 (electronically filed with Amendment No. 4 dated February 27, 2003)

(8)	See “All Funds” below

(9)(a)	Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001,July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, and September 20, 2004 (electronically filed with Amendment No. 6 on February 25, 2005)

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(b)	Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, and September 20, 2004 (electronically filed with Amendment No. 6 on February 25, 2005)

(10)	See “All Funds” below

(11)	See “All Funds” below

(12)	See “All Funds” below

(13)(a)	Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2004, as amended February 4, 2004, September 20, 2004, and October 20, 2004 (electronically filed with Amendment No. 6 on February 25, 2005)

(b)	Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2004, as amended February 4, 2004, September 20, 2004, and October 20, 2004 (electronically filed with Amendment No. 6 on February 25, 2005)

(c)	Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2004, as amended February 4, 2004, September 20, 2004, and October 20, 2004 (electronically filed with Amendment No. 6 on February 25, 2005)

(14)	See “All Funds” below

(15)	See “All Funds” below

(16)	Power of Attorney (electronically filed with Amendment No. 6 on February 25, 2005)

(17)	See “All Funds” below

T. Rowe Price U.S. Bond Index Fund, Inc.

(1)	Articles of Incorporation of Registrant, dated July 14, 2000 (electronically filed with Initial Registration Statement dated September 1, 2000)

(2)	By-Laws of Registrant as amended February 5, 2003 and April 21, 2004 (electronically filed with Amendment No. 5 dated February 25, 2005)

(3)	See “All Funds” below

(4)	See “All Funds” below

(5)	See Article SIXTH, Capital Stock, subparagraphs (b)-(g) of the Articles of Incorporation and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws (electronically filed with Amendment No. 5 dated February 25, 2005)

(6)	Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc. (electronically filed with Initial Registration Statement dated September 1, 2000)

(7)	Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated March 6, 2002 (electronically filed with Amendment No. 3 dated February 27, 2003)

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(8)	See “All Funds” below

(9)(a)	Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, and September 20, 2004 (electronically filed with Amendment No. 5 on February 25, 2005)

(b)	Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, and September 20, 2004 (electronically filed with Amendment No. 5 on February 25, 2005)

(10)	See “All Funds” below

(11)	See “All Funds” below

(12)	See “All Funds” below

(13)(a)

Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2004, as amended February 4, 2004, September 20, 2004, and October 20, 2004 (electronically filed with Amendment No. 5 on February 25, 2005)

(b)

Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2004, as amended February 4, 2004, September 20, 2004, and October 20, 2004 (electronically filed with Amendment No. 5 on February 25, 2005)

(c)	Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2004, as amended February 4, 2004, September 20, 2004, and October 20, 2004 (electronically filed with Amendment No. 5 on February 25, 2005)

(14)	See “All Funds” below

(15)	See “All Funds” below

(16)	Power of Attorney (electronically filed with Amendment No. 5 on February 25, 2005)

(17)	See “All Funds” below

All Funds

(3)	Inapplicable

(4)	Form of Agreement and Plans of Reorganization filed herewith as Exhibit I to Combined Proxy Statement and Prospectus

(8)	Inapplicable

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(10)	Inapplicable

(11)	Opinion and Consent of counsel- Henry H. Hopkins, Esq., filed herewith

(12)	Opinion and Consent of counsel- Shearman & Sterling LLP, regarding certain tax matters, (to be filed by amendment)

(14) (a)	Consent of Independent Registered Public Accounting Firm, Ernst Young LLP filed herewith

(b)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoppers LLP filed herewith

(15)	None

(17)	Forms of Proxy Ballot, filed herewith

ITEM 17.               UNDERTAKINGS

                                (1) The undersigned registrants agree that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter with the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                                (2) The undersigned registrants agree that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statements and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                (3) The undersigned registrants agree that an Opinion and Consent of counsel- Shearman & Sterling LLP, regarding certain tax matters, will be filed as part of an amendment to the registration statement.

SIGNATURES

                 As required by the Securities Act of 1933, this registration statement has been signed on behalf of each registrant, in the City of Baltimore, State of [ ______ ] on the [ __ ] day of [ ___ ] 2005.

T. ROWE PRICE INDEX TRUST, INC.

By:	___________________________
James S. Riepe
Chairman of the Board

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

By:	___________________________
James S. Riepe
Chairman of the Board

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T. ROWE PRICE U.S. BOND INDEX FUND, INC.

By:	___________________________
James S. Riepe
Chairman of the Board

        As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

___________________________	[Date]
James S. Riepe

___________________________	[Date]
Joseph A. Carrier

___________________________	[Date]
Anthony W. Deering*

___________________________	[Date]
Donald W. Dick, Jr.*

___________________________	[Date]
David K. Fagin*

___________________________	[Date]
Karen N. Horn*

___________________________	[Date]
James A.C. Kennedy

___________________________	[Date]
F. Pierce Linaweaver*

___________________________	[Date]
Mary J. Miller

___________________________	[Date]
John G. Schreiber*

___________________________	[Date]
* By Henry H. Hopkins, Attorney-in-fact

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